UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.7%)
*	Amazon.com, Inc.	22,750	6,063
	Comcast Corp. - Class A	175,250	7,362
	Dick’s Sporting Goods, Inc.	95,900	4,536
*	Dollar General Corp.	136,000	6,879
	L Brands, Inc.	123,800	5,529
	Las Vegas Sands Corp.	95,900	5,404
	Macy’s, Inc.	118,550	4,960
*	Michael Kors Holdings, Ltd.	139,000	7,894
	News Corp. - Class A	146,500	4,471
	Polaris Industries, Inc.	30,775	2,846
*	Priceline.com, Inc.	7,500	5,159
	Starbucks Corp.	184,550	10,512
	Target Corp.	89,000	6,092
	Time Warner Cable, Inc.	29,200	2,805
	Viacom, Inc. - Class B	125,400	7,721

	Total		88,233

	Consumer Staples (6.7%)
	Costco Wholesale Corp.	59,900	6,356
	CVS Caremark Corp.	133,229	7,326
	The Estee Lauder Cos., Inc. - Class A	89,800	5,750
	PepsiCo, Inc.	100,800	7,974
	Philip Morris International, Inc.	97,200	9,012
	Whole Foods Market, Inc.	17,500	1,518

	Total		37,936

	Energy (6.2%)
	Anadarko Petroleum Corp.	79,050	6,913
*	Concho Resources, Inc.	22,500	2,192
	National-Oilwell Varco, Inc.	76,900	5,441
	Occidental Petroleum Corp.	78,600	6,160
	Schlumberger, Ltd.	154,000	11,533
*	Weatherford International, Ltd.	243,954	2,961

	Total		35,200

	Financials (7.2%)
	American Express Co.	147,400	9,944
	American Tower Corp.	134,525	10,348
	Invesco, Ltd.	123,400	3,574
	JPMorgan Chase & Co.	186,400	8,846
	Morgan Stanley	89,600	1,969
	Wells Fargo & Co.	160,650	5,942

	Total		40,623

	Health Care (13.9%)
	Abbott Laboratories	189,300	6,686

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Actavis, Inc.	61,900	5,702
*	Alexion Pharmaceuticals, Inc.	27,900	2,571
	Allergan, Inc.	29,900	3,338
	AmerisourceBergen Corp.	126,700	6,519
*	Biogen Idec, Inc.	52,200	10,070
*	Catamaran Corp.	56,400	2,991
*	Celgene Corp.	51,000	5,911
	Covidien PLC	40,700	2,761
*	Express Scripts Holding Co.	83,350	4,805
*	Gilead Sciences, Inc.	263,700	12,903
	Johnson & Johnson	91,100	7,427
	Perrigo Co.	22,650	2,689
	UnitedHealth Group, Inc.	68,300	3,907

	Total		78,280

	Industrials (11.3%)
	The Boeing Co.	100,050	8,589
	C.H. Robinson Worldwide, Inc.	42,400	2,521
	Cummins, Inc.	28,975	3,356
	Danaher Corp.	137,450	8,542
	FedEx Corp.	67,818	6,660
	Honeywell International, Inc.	110,400	8,319
	Precision Castparts Corp.	33,712	6,392
	SPX Corp.	37,575	2,967
	Union Pacific Corp.	52,500	7,477
	United Technologies Corp.	94,777	8,855

	Total		63,678

	Information Technology (29.4%)
	Apple, Inc.	71,200	31,515
	Avago Technologies, Ltd.	127,700	4,587
	Broadcom Corp. - Class A	141,150	4,894
*	Citrix Systems, Inc.	45,900	3,312
*	Cognizant Technology Solutions Corp. - Class A	87,900	6,734
*	eBay, Inc.	174,900	9,483
*	EMC Corp.	331,000	7,908
*	Facebook, Inc. - Class A	100,000	2,558
*	Google, Inc. - Class A	19,742	15,676
	Intel Corp.	119,700	2,615
	International Business Machines Corp.	42,600	9,086
	MasterCard, Inc. - Class A	13,000	7,035
	Microsoft Corp.	338,400	9,682
*	NetApp, Inc.	110,200	3,764

	Common Stocks (93.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Oracle Corp.	234,500	7,584
	Qualcomm, Inc.	263,900	17,668
*	Salesforce.com, Inc.	30,400	5,436
	Visa, Inc. - Class A	70,700	12,008
*	Yahoo!, Inc.	184,900	4,351

	Total		165,896

	Materials (3.4%)
	BHP Billiton, Ltd., ADR	41,900	2,867
	CF Industries Holdings, Inc.	18,500	3,522
	Monsanto Co.	121,781	12,864

	Total		19,253

	Total Common Stocks
	(Cost: $429,996)		529,099

	Short-Term Investments (5.9%)

	Commercial Paper (5.9%)
	American Honda Finance Corp., 0.11%, 4/8/13	10,000,000	10,000
	Darden Restaurants, Inc., 0.20%, 4/1/13	6,400,000	6,400
	Duke Energy Corp., 0.28%, 4/3/13	5,000,000	5,000
(b)	Federal Home Loan Banks, 0.12%, 5/22/13	2,000,000	2,000
	Sheffield Receivables Corp., 0.16%, 5/1/13	10,000,000	9,998

	Total		33,398

	Total Short-Term Investments
	(Cost: $33,398)		33,398

	Total Investments (99.7%)
	(Cost: $463,394)(a)		562,497

	Other Assets, Less
	Liabilities (0.3%)		1,437

	Net Assets (100.0%)		563,934

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $463,394 and the net unrealized appreciation of investments based on that cost was $99,103 which is comprised of $103,775 aggregate gross unrealized appreciation and $4,672 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $18,370)	237	6/13	$148

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$529,099	$-	$-
Short-Term Investments	-	33,398	-
Other Financial Instruments^
Futures	148	-	-
Total	$529,247	$33,398	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (85.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (21.6%)
*	Amazon.com, Inc.	35,129	9,361
	Compagnie Financiere Richemont SA, ADR	1,448,952	11,331
	L Brands, Inc.	362,408	16,185
	Marriott International, Inc. - Class A	254,773	10,759
*	MGM Resorts International	671,144	8,825
	News Corp. - Class A	878,728	26,819
	NIKE, Inc. - Class B	112,500	6,639

	Total		89,919

	Consumer Staples (1.2%)
*	Monster Beverage Corp.	109,223	5,214

	Total		5,214

	Financials (1.8%)
	Prudential PLC, ADR	226,107	7,317

	Total		7,317

	Health Care (17.3%)
*	Celgene Corp.	299,915	34,763
*	Express Scripts Holding Co.	404,986	23,348
*	Gilead Sciences, Inc.	122,306	5,984
*	Intuitive Surgical, Inc.	4,757	2,337
*	Vertex Pharmaceuticals, Inc.	103,280	5,678

	Total		72,110

	Industrials (13.4%)
	FANUC Corp., ADR	588,672	15,135
	Iron Mountain, Inc.	223,546	8,117
	Precision Castparts Corp.	91,430	17,337
	United Parcel Service, Inc. - Class B	178,734	15,353

	Total		55,942

	Information Technology (22.5%)
	Amphenol Corp. - Class A	69,729	5,205
	Apple, Inc.	84,839	37,552
*	eBay, Inc.	320,958	17,403
*	EMC Corp.	538,976	12,876
	MasterCard, Inc. - Class A	9,047	4,896
	Oracle Corp.	195,980	6,338
	TE Connectivity, Ltd.	87,329	3,662
*	VMware, Inc. - Class A	77,222	6,091

	Total		94,023

	Materials (4.0%)
	Monsanto Co.	78,187	8,259
*	Turquoise Hill Resources, Ltd.	1,330,386	8,461

	Total		16,720

	Common Stocks (85.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (3.7%)
*	Crown Castle International Corp.	224,006	15,600

	Total		15,600

	Total Common Stocks
	(Cost: $253,474)		356,845

	Total Investments (85.5%)
	(Cost: $253,474)(a)		356,845

	Other Assets, Less
	Liabilities (14.5%)		60,369

	Net Assets (100.0%)		417,214

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $253,474 and the net unrealized appreciation of investments based on that cost was $103,371 which is comprised of $115,836 aggregate gross unrealized appreciation and $12,465 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$356,845	$-	$-
Total	$356,845	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.6%)
	Comcast Corp. - Class A	141,100	5,928
	Dick’s Sporting Goods, Inc.	66,500	3,145
*	Dollar General Corp.	80,550	4,074
	Las Vegas Sands Corp.	61,700	3,477
	Macy’s, Inc.	90,750	3,797
	News Corp. - Class A	239,975	7,324
	Polaris Industries, Inc.	23,425	2,167
	Starbucks Corp.	77,500	4,414
	Target Corp.	84,600	5,791
	Time Warner Cable, Inc.	22,700	2,180
	Viacom, Inc. - Class B	95,400	5,874

	Total		48,171

	Consumer Staples (9.1%)
	Beam, Inc.	47,775	3,036
	Church & Dwight Co., Inc.	73,050	4,721
	Costco Wholesale Corp.	22,800	2,419
	CVS Caremark Corp.	124,172	6,828
	The Estee Lauder Cos., Inc. - Class A	38,400	2,459
	Mead Johnson Nutrition Co.	43,975	3,406
	PepsiCo, Inc.	71,300	5,641
	Philip Morris International, Inc.	97,650	9,053

	Total		37,563

	Energy (12.1%)
	Anadarko Petroleum Corp.	48,625	4,252
	BP PLC, ADR	87,725	3,715
	Chevron Corp.	91,050	10,819
	Exxon Mobil Corp.	119,374	10,757
	National-Oilwell Varco, Inc.	35,500	2,512
	Occidental Petroleum Corp.	55,275	4,332
	Schlumberger, Ltd.	87,300	6,538
*	Weatherford International, Ltd.	347,853	4,223
*	Whiting Petroleum Corp.	56,600	2,877

	Total		50,025

	Financials (15.5%)
	American Express Co.	91,650	6,183
	American Tower Corp.	71,475	5,498
	BlackRock, Inc.	15,625	4,014
	Citigroup, Inc.	211,030	9,336
	The Goldman Sachs Group, Inc.	31,800	4,679
	Invesco, Ltd.	181,550	5,258
	JPMorgan Chase & Co.	236,946	11,245
	MetLife, Inc.	106,250	4,040
	Morgan Stanley	10,900	239
	PNC Financial Services Group, Inc.	61,080	4,062

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Validus Holdings, Ltd.	54,300	2,029
	Wells Fargo & Co.	211,550	7,825

	Total		64,408

	Health Care (13.5%)
	Abbott Laboratories	130,200	4,599
	AbbVie, Inc.	41,800	1,705
*	Actavis, Inc.	34,900	3,215
	AmerisourceBergen Corp.	76,800	3,951
*	Biogen Idec, Inc.	21,800	4,205
*	Celgene Corp.	19,700	2,283
	Covidien PLC	31,600	2,144
	Eli Lilly and Co.	38,700	2,198
*	Express Scripts Holding Co.	30,900	1,781
*	Gilead Sciences, Inc.	81,700	3,997
	Johnson & Johnson	135,200	11,023
	Perrigo Co.	17,300	2,054
	Pfizer, Inc.	283,050	8,169
	UnitedHealth Group, Inc.	82,750	4,734

	Total		56,058

	Industrials (11.3%)
	The Boeing Co.	75,300	6,465
	Cummins, Inc.	23,550	2,727
	Danaher Corp.	71,309	4,432
	FedEx Corp.	71,878	7,058
	General Electric Co.	406,625	9,401
	Precision Castparts Corp.	22,220	4,213
	SPX Corp.	27,300	2,156
	Union Pacific Corp.	28,950	4,123
	United Technologies Corp.	69,275	6,472

	Total		47,047

	Information Technology (18.7%)
	Apple, Inc.	29,400	13,013
	Avago Technologies, Ltd.	77,000	2,766
	Broadcom Corp. - Class A	75,850	2,630
*	Cognizant Technology Solutions Corp. - Class A	33,400	2,559
*	eBay, Inc.	51,200	2,776
*	EMC Corp.	127,900	3,056
*	Google, Inc. - Class A	8,150	6,471
	Intel Corp.	243,600	5,323
	International Business Machines Corp.	42,850	9,140
	Microsoft Corp.	360,100	10,302
	Oracle Corp.	175,400	5,672
	Qualcomm, Inc.	82,500	5,523
	Visa, Inc. - Class A	27,500	4,671
*	Yahoo!, Inc.	154,900	3,645

	Total		77,547

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Materials (3.2%)
BHP Billiton, Ltd., ADR	39,900	2,730
Celanese Corp.	46,600	2,053
CF Industries Holdings, Inc.	10,800	2,056
Monsanto Co.	59,500	6,285

Total		13,124

Telecommunication Services (1.8%)
Verizon Communications, Inc.	91,725	4,508
Vodafone Group PLC, ADR	111,450	3,167

Total		7,675

Utilities (2.0%)
American Water Works Co., Inc.	204,550	8,476

Total		8,476

Total Common Stocks
(Cost: $342,868)		410,094

Short-Term Investments (0.9%)

Commercial Paper (0.9%)
Darden Restaurants, Inc., 0.20%, 4/1/13	1,800,000	1,800
Federal Home Loan Banks, 0.12%, 5/22/13	2,000,000	2,000

Total		3,800

Total Short-Term Investments
(Cost: $3,800)		3,800

Total Investments (99.7%)
(Cost: $346,668)(a)		413,894

Other Assets, Less
Liabilities (0.3%)		1,156

Net Assets (100.0%)		415,050

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $346,668 and the net unrealized appreciation of investments based on that cost was $67,226 which is comprised of $71,433 aggregate gross unrealized appreciation and $4,207 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$410,094	$-	$-
Short-Term Investments	-	3,800	-
Total	$410,094	$3,800	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.3%)
	Omnicom Group, Inc.	59,275	3,491
	Time Warner, Inc.	51,200	2,950

	Total		6,441

	Consumer Staples (16.0%)
	DANONE SA, ADR	175,925	2,468
	Kimberly-Clark Corp.	22,700	2,224
	Nestle SA, ADR	36,500	2,645
	Sysco Corp.	102,900	3,619
	Wal-Mart Stores, Inc.	41,500	3,106

	Total		14,062

	Energy (6.5%)
	Devon Energy Corp.	53,800	3,035
	Schlumberger, Ltd.	35,050	2,625

	Total		5,660

	Financials (19.3%)
	American Express Co.	41,200	2,779
	The Bank of New York Mellon Corp.	166,400	4,658
*	Berkshire Hathaway, Inc. - Class B	45,200	4,710
	Comerica, Inc.	82,900	2,980
	Willis Group Holdings PLC	44,900	1,773

	Total		16,900

	Health Care (9.9%)
	AmerisourceBergen Corp.	51,000	2,624
	Covidien PLC	50,900	3,453
	GlaxoSmithKline PLC, ADR	55,600	2,608

	Total		8,685

	Industrials (19.5%)
	3M Co.	45,600	4,848
	Cintas Corp.	54,100	2,387
	Expeditors International of Washington, Inc.	61,400	2,193
	Illinois Tool Works, Inc.	53,200	3,242
	Ingersoll-Rand PLC	45,100	2,481
	PACCAR, Inc.	38,150	1,929

	Total		17,080

	Information Technology (14.0%)
	Accenture PLC - Class A	50,075	3,804
	Automatic Data Processing, Inc.	38,800	2,523
	Microsoft Corp.	72,600	2,077
	TE Connectivity, Ltd.	91,700	3,845

	Total		12,249

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Materials (2.4%)
Monsanto Co.	19,800	2,092

Total		2,092

Total Common Stocks
(Cost: $74,005)		83,169

Short-Term Investments (4.6%)

Money Market Funds (4.6%)
JPMorgan U.S. Government Money Market Fund,	2,003,813	2,004
JPMorgan U.S. Treasury Plus Money Market Fund	2,003,813	2,004

Total		4,008

Total Short-Term Investments
(Cost: $4,008)		4,008

Total Investments (99.5%)
(Cost: $78,013)(a)		87,177

Other Assets, Less
Liabilities (0.5%)		479

Net Assets (100.0%)		87,656

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $78,013 and the net unrealized appreciation of investments based on that cost was $9,164 which is comprised of $9,481 aggregate gross unrealized appreciation and $317 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$83,169	$-	$-
Short-Term Investments	4,008	-	-
Total	$87,177	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.5%)
	Abercrombie & Fitch Co. - Class A	10,500	485
*	Amazon.com, Inc.	47,800	12,738
*	Apollo Group, Inc. - Class A	13,100	228
*	AutoNation, Inc.	5,129	224
*	AutoZone, Inc.	4,825	1,914
*	Bed Bath & Beyond, Inc.	29,800	1,920
	Best Buy Co., Inc.	34,975	775
*	BorgWarner, Inc.	15,200	1,176
	Cablevision Systems Corp. - Class A	28,200	422
*	CarMax, Inc.	30,000	1,251
	Carnival Corp.	58,409	2,004
	CBS Corp. - Class B	77,024	3,596
*	Chipotle Mexican Grill, Inc.	4,100	1,336
	Coach, Inc.	36,900	1,845
	Comcast Corp. - Class A	347,305	14,590
	D.R. Horton, Inc.	36,800	894
	Darden Restaurants, Inc.	17,050	881
	Delphi Automotive PLC	38,600	1,714
*	DIRECTV	75,400	4,268
*	Discovery Communications, Inc. - Class A	32,300	2,543
*	Dollar General Corp.	34,600	1,750
*	Dollar Tree, Inc.	29,900	1,448
	Expedia, Inc.	12,250	735
	Family Dollar Stores, Inc.	12,600	744
	Ford Motor Co.	516,065	6,786
*	Fossil, Inc.	7,000	676
	GameStop Corp. - Class A	15,900	445
	Gannett Co., Inc.	30,150	659
	The Gap, Inc.	39,075	1,383
	Garmin, Ltd.	14,400	476
	Genuine Parts Co.	20,400	1,591
*	The Goodyear Tire & Rubber Co.	32,300	407
	H&R Block, Inc.	35,700	1,050
	Harley-Davidson, Inc.	29,700	1,583
	Harman International Industries, Inc.	8,900	397
	Hasbro, Inc.	15,125	665
	The Home Depot, Inc.	196,700	13,726
	International Game Technology	34,800	574
	The Interpublic Group of Cos., Inc.	54,437	709
	J.C. Penney Co., Inc.	18,650	282
	Johnson Controls, Inc.	90,000	3,156
	Kohl’s Corp.	27,867	1,286
	L Brands, Inc.	31,487	1,406
	Leggett & Platt, Inc.	18,833	636
	Lennar Corp. - Class A	21,700	900

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Lowe’s Cos., Inc.	146,000	5,536
	Macy’s, Inc.	52,046	2,178
	Marriott International, Inc. - Class A	32,056	1,354
	Mattel, Inc.	45,288	1,983
	McDonald’s Corp.	131,978	13,157
*	NetFlix, Inc.	7,400	1,402
	Newell Rubbermaid, Inc.	37,692	984
	News Corp. - Class A	263,100	8,030
	NIKE, Inc. - Class B	95,500	5,636
	Nordstrom, Inc.	19,734	1,090
	Omnicom Group, Inc.	34,400	2,026
*	O’Reilly Automotive, Inc.	14,600	1,497
	PetSmart, Inc.	14,100	876
*	Priceline.com, Inc.	6,600	4,540
*	PulteGroup, Inc.	44,735	906
	PVH Corp.	10,300	1,100
	Ralph Lauren Corp.	8,000	1,355
	Ross Stores, Inc.	29,300	1,776
	Scripps Networks Interactive - Class A	11,300	727
	Staples, Inc.	88,650	1,191
	Starbucks Corp.	98,600	5,616
	Starwood Hotels & Resorts Worldwide, Inc.	25,500	1,625
	Target Corp.	85,657	5,863
	Tiffany & Co.	15,667	1,090
	Time Warner Cable, Inc.	38,892	3,736
	Time Warner, Inc.	123,033	7,089
	The TJX Cos., Inc.	95,900	4,483
*	TripAdvisor, Inc.	14,450	759
*	Urban Outfitters, Inc.	14,400	558
	VF Corp.	11,557	1,939
	Viacom, Inc. - Class B	59,924	3,690
	The Walt Disney Co.	237,557	13,493
	The Washington Post Co. - Class B	600	268
	Whirlpool Corp.	10,344	1,225
	Wyndham Worldwide Corp.	17,986	1,160
	Wynn Resorts, Ltd.	10,500	1,314
	Yum! Brands, Inc.	59,260	4,263

	Total		213,789

	Consumer Staples (10.8%)
	Altria Group, Inc.	264,422	9,093
	Archer-Daniels-Midland Co.	86,603	2,921
	Avon Products, Inc.	56,900	1,180
	Beam, Inc.	21,067	1,339
	Brown-Forman Corp. - Class B	19,933	1,423
	Campbell Soup Co.	23,622	1,072
	The Clorox Co.	17,250	1,527
	The Coca-Cola Co.	504,250	20,392

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Coca-Cola Enterprises, Inc.	34,500	1,274
	Colgate-Palmolive Co.	57,822	6,825
	ConAgra Foods, Inc.	54,467	1,950
*	Constellation Brands, Inc. - Class A	20,100	958
	Costco Wholesale Corp.	57,364	6,087
	CVS Caremark Corp.	161,961	8,906
*	Dean Foods Co.	24,500	444
	Dr. Pepper Snapple Group, Inc.	26,800	1,258
	The Estee Lauder Cos., Inc. - Class A	31,500	2,017
	General Mills, Inc.	85,034	4,193
	H.J. Heinz Co.	42,217	3,051
	The Hershey Co.	19,800	1,733
	Hormel Foods Corp.	17,700	731
	The J.M. Smucker Co.	14,100	1,398
	Kellogg Co.	32,857	2,117
	Kimberly-Clark Corp.	50,956	4,993
	Kraft Foods Group, Inc.	77,998	4,019
	The Kroger Co.	68,205	2,260
	Lorillard, Inc.	49,938	2,015
	McCormick & Co., Inc.	17,500	1,287
	Mead Johnson Nutrition Co.	26,631	2,063
	Molson Coors Brewing Co. - Class B	20,500	1,003
	Mondelez International, Inc.	233,996	7,163
*	Monster Beverage Corp.	18,900	902
	PepsiCo, Inc.	203,025	16,061
	Philip Morris International, Inc.	216,822	20,102
	The Procter & Gamble Co.	359,364	27,693
	Reynolds American, Inc.	42,300	1,882
	Safeway, Inc.	31,500	830
	Sysco Corp.	77,125	2,712
	Tyson Foods, Inc. - Class A	37,300	926
	Walgreen Co.	113,146	5,395
	Wal-Mart Stores, Inc.	220,100	16,470
	Whole Foods Market, Inc.	22,700	1,969

	Total		201,634

	Energy (10.8%)
	Anadarko Petroleum Corp.	65,824	5,756
	Apache Corp.	51,546	3,977
	Baker Hughes, Inc.	58,164	2,699
	Cabot Oil & Gas Corp.	27,700	1,873
*	Cameron International Corp.	32,600	2,126
	Chesapeake Energy Corp.	68,500	1,398

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Chevron Corp.	255,614	30,372
	ConocoPhillips	160,638	9,654
	CONSOL Energy, Inc.	30,000	1,010
*	Denbury Resources, Inc.	49,100	916
	Devon Energy Corp.	49,700	2,804
	Diamond Offshore Drilling, Inc.	9,100	633
	Ensco PLC - Class A	30,600	1,836
	EOG Resources, Inc.	35,720	4,575
	EQT Corp.	19,800	1,341
	Exxon Mobil Corp.	589,501	53,120
*	FMC Technologies, Inc.	31,300	1,702
	Halliburton Co.	122,638	4,956
	Helmerich & Payne, Inc.	14,000	850
	Hess Corp.	39,100	2,800
	Kinder Morgan, Inc.	83,117	3,215
	Marathon Oil Corp.	93,066	3,138
	Marathon Petroleum Corp.	43,633	3,910
	Murphy Oil Corp.	23,800	1,517
	Nabors Industries, Ltd.	38,300	621
	National-Oilwell Varco, Inc.	56,100	3,969
*	Newfield Exploration Co.	17,800	399
	Noble Corp.	33,300	1,270
	Noble Energy, Inc.	23,600	2,730
	Occidental Petroleum Corp.	105,940	8,303
	Peabody Energy Corp.	35,500	751
	Phillips 66	81,819	5,725
	Pioneer Natural Resources Co.	17,400	2,162
	QEP Resources, Inc.	23,500	748
	Range Resources Corp.	21,400	1,734
*	Rowan Cos., PLC. - Class A	16,350	578
	Schlumberger, Ltd.	174,784	13,090
*	Southwestern Energy Co.	46,200	1,721
	Spectra Energy Corp.	87,936	2,704
	Tesoro Corp.	18,100	1,060
	Valero Energy Corp.	72,700	3,307
	The Williams Companies, Inc.	89,700	3,360
*	WPX Energy, Inc.	26,300	421

	Total		200,831

	Financials (15.7%)
	ACE, Ltd.	44,600	3,968
	Aflac, Inc.	61,550	3,202
	The Allstate Corp.	62,828	3,083
	American Express Co.	126,475	8,532
*	American International Group, Inc.	194,191	7,539
	American Tower Corp.	52,000	4,000
	Ameriprise Financial, Inc.	26,755	1,971
	Aon PLC	41,000	2,522
	Apartment Investment & Management Co. - Class A	19,156	587
	Assurant, Inc.	10,400	468

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	AvalonBay Communities, Inc.	14,973	1,897
	Bank of America Corp.	1,423,596	17,339
	The Bank of New York Mellon Corp.	153,063	4,284
	BB&T Corp.	92,100	2,891
*	Berkshire Hathaway, Inc. - Class B	239,966	25,004
	BlackRock, Inc.	16,500	4,239
	Boston Properties, Inc.	20,000	2,021
	Capital One Financial Corp.	76,629	4,211
*	CBRE Group, Inc.	40,000	1,010
	The Charles Schwab Corp.	144,611	2,558
	The Chubb Corp.	34,300	3,002
	Cincinnati Financial Corp.	19,375	914
	Citigroup, Inc.	399,764	17,686
	CME Group, Inc.	40,400	2,480
	Comerica, Inc.	24,650	886
	Discover Financial Services	65,156	2,922
*	E*TRADE Financial Corp.	33,760	362
	Equity Residential	42,100	2,318
	Fifth Third Bancorp	115,134	1,878
	First Horizon National Corp.	32,066	342
	Franklin Resources, Inc.	18,150	2,737
*	Genworth Financial, Inc. - Class A	64,800	648
	The Goldman Sachs Group, Inc.	57,600	8,476
	The Hartford Financial Services Group, Inc.	57,450	1,482
	HCP, Inc.	59,700	2,977
	Health Care REIT, Inc.	34,300	2,329
	Host Hotels & Resorts, Inc.	95,594	1,672
	Hudson City Bancorp, Inc.	62,400	539
	Huntington Bancshares, Inc.	110,742	818
*	IntercontinentalExchange, Inc.	9,600	1,565
	Invesco, Ltd.	58,000	1,680
	JPMorgan Chase & Co.	503,529	23,897
	KeyCorp	121,575	1,211
	Kimco Realty Corp.	53,700	1,203
	Legg Mason, Inc.	15,100	485
	Leucadia National Corp.	38,600	1,059
	Lincoln National Corp.	35,730	1,165
	Loews Corp.	40,721	1,795
	M&T Bank Corp.	16,100	1,661
	Marsh & McLennan Cos., Inc.	72,180	2,741
	The McGraw-Hill Cos., Inc.	36,920	1,923
	MetLife, Inc.	143,874	5,470

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Moody’s Corp.	25,450	1,357
	Morgan Stanley	180,613	3,970
	The NASDAQ OMX Group, Inc.	15,500	501
	Northern Trust Corp.	28,650	1,563
	NYSE Euronext	32,000	1,236
	People’s United Financial, Inc.	44,600	599
	Plum Creek Timber Co., Inc.	21,400	1,117
	PNC Financial Services Group, Inc.	69,489	4,621
	Principal Financial Group, Inc.	36,300	1,235
	The Progressive Corp.	73,100	1,847
	Prologis, Inc.	60,897	2,435
	Prudential Financial, Inc.	61,200	3,610
	Public Storage	19,000	2,894
	Regions Financial Corp.	185,990	1,523
	Simon Property Group, Inc.	41,236	6,538
	SLM Corp.	59,642	1,221
	State Street Corp.	60,100	3,551
	SunTrust Banks, Inc.	70,933	2,044
	T. Rowe Price Group, Inc.	34,100	2,553
	Torchmark Corp.	12,275	734
	The Travelers Cos., Inc.	49,710	4,185
	U.S. Bancorp	245,121	8,317
	Unum Group	35,531	1,004
	Ventas, Inc.	38,400	2,811
	Vornado Realty Trust	22,274	1,863
	Wells Fargo & Co.	644,931	23,856
	Weyerhaeuser Co.	71,753	2,252
	XL Group PLC	38,800	1,176
	Zions Bancorporation	24,200	605

	Total		292,867

	Health Care (12.4%)
	Abbott Laboratories	206,650	7,299
	AbbVie, Inc. - When Issued	207,950	8,480
*	Actavis, Inc.	16,800	1,547
	Aetna, Inc.	43,108	2,204
	Agilent Technologies, Inc.	45,637	1,915
*	Alexion Pharmaceuticals, Inc.	25,700	2,368
	Allergan, Inc.	40,434	4,514
	AmerisourceBergen Corp.	30,300	1,559
	Amgen, Inc.	98,443	10,091
	Baxter International, Inc.	71,800	5,216
	Becton, Dickinson and Co.	25,550	2,443
*	Biogen Idec, Inc.	31,090	5,998
*	Boston Scientific Corp.	178,622	1,395
	Bristol-Myers Squibb Co.	215,413	8,873
	C.R. Bard, Inc.	10,000	1,008
	Cardinal Health, Inc.	44,825	1,866

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	CareFusion Corp.	29,312	1,026
*	Celgene Corp.	55,100	6,387
*	Cerner Corp.	19,300	1,829
	CIGNA Corp.	37,587	2,344
	Coventry Health Care, Inc.	17,700	832
	Covidien PLC	62,100	4,213
*	DaVita HealthCare Partners, Inc.	11,100	1,316
	DENTSPLY International, Inc.	18,800	797
*	Edwards Lifesciences Corp.	15,000	1,232
	Eli Lilly and Co.	131,306	7,457
*	Express Scripts Holding Co.	107,641	6,206
*	Forest Laboratories, Inc.	30,866	1,174
*	Gilead Sciences, Inc.	200,300	9,801
*	Hospira, Inc.	21,765	715
	Humana, Inc.	20,800	1,437
*	Intuitive Surgical, Inc.	5,300	2,603
	Johnson & Johnson	367,737	29,982
*	Laboratory Corp. of America Holdings	12,200	1,100
*	Life Technologies Corp.	22,680	1,466
	McKesson Corp.	30,605	3,304
	Medtronic, Inc.	133,100	6,250
	Merck & Co., Inc.	397,683	17,590
*	Mylan, Inc.	52,000	1,505
	Patterson Cos., Inc.	11,000	418
	PerkinElmer, Inc.	15,000	505
	Perrigo Co.	11,600	1,377
	Pfizer, Inc.	945,892	27,298
	Quest Diagnostics, Inc.	20,800	1,174
	St. Jude Medical, Inc.	37,200	1,504
	Stryker Corp.	38,000	2,479
*	Tenet Heathcare Corp.	13,762	655
	Thermo Fisher Scientific, Inc.	47,100	3,603
	UnitedHealth Group, Inc.	134,844	7,714
*	Varian Medical Systems, Inc.	14,400	1,037
*	Waters Corp.	11,300	1,061
	WellPoint, Inc.	40,000	2,649
	Zimmer Holdings, Inc.	22,237	1,673

	Total		230,489

	Industrials (10.0%)
	3M Co.	83,476	8,874
	The ADT Corp.	30,600	1,498
	Avery Dennison Corp.	13,150	566
	The Boeing Co.	89,576	7,690
	C.H. Robinson Worldwide, Inc.	21,200	1,261
	Caterpillar, Inc.	86,176	7,495
	Cintas Corp.	13,833	610
	CSX Corp.	134,300	3,308
	Cummins, Inc.	23,200	2,687
	Danaher Corp.	76,300	4,742
	Deere & Co.	51,220	4,404

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Dover Corp.	22,967	1,674
	The Dun & Bradstreet Corp.	5,400	452
	Eaton Corp. PLC	62,003	3,798
	Emerson Electric Co.	95,000	5,308
	Equifax, Inc.	15,800	910
	Expeditors International of Washington, Inc.	27,200	971
	Fastenal Co.	35,500	1,823
	FedEx Corp.	38,520	3,783
	Flowserve Corp.	6,300	1,057
	Fluor Corp.	21,400	1,419
	General Dynamics Corp.	43,700	3,081
	General Electric Co.	1,368,106	31,631
	Honeywell International, Inc.	103,150	7,772
	Illinois Tool Works, Inc.	54,600	3,327
	Ingersoll-Rand PLC	36,300	1,997
	Iron Mountain, Inc.	21,985	798
*	Jacobs Engineering Group, Inc.	17,200	967
	Joy Global, Inc.	14,000	833
	L-3 Communications Holdings, Inc.	11,800	955
	Lockheed Martin Corp.	35,208	3,398
	Masco Corp.	46,900	950
	Norfolk Southern Corp.	41,357	3,188
	Northrop Grumman Corp.	31,220	2,190
	PACCAR, Inc.	46,515	2,352
	Pall Corp.	14,650	1,002
	Parker Hannifin Corp.	19,612	1,796
	Pentair, Ltd.	27,080	1,428
	Pitney Bowes, Inc.	26,537	394
	Precision Castparts Corp.	19,300	3,660
*	Quanta Services, Inc.	28,000	800
	Raytheon Co.	42,800	2,516
	Republic Services, Inc.	39,107	1,291
	Robert Half International, Inc.	18,340	688
	Rockwell Automation, Inc.	18,350	1,584
	Rockwell Collins, Inc.	17,950	1,133
	Roper Industries, Inc.	13,000	1,655
	Ryder System, Inc.	6,800	406
	Snap-on, Inc.	7,617	630
	Southwest Airlines Co.	95,767	1,291
	Stanley Black & Decker, Inc.	21,042	1,704
*	Stericycle, Inc.	11,300	1,200
	Textron, Inc.	35,700	1,064
	Tyco International, Ltd.	61,300	1,962
	Union Pacific Corp.	61,720	8,790
	United Parcel Service, Inc. - Class B	94,100	8,083
	United Technologies Corp.	110,934	10,365
	W.W. Grainger, Inc.	7,900	1,777
	Waste Management, Inc.	57,485	2,254

	Total		185,917

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (17.8%)
	Accenture PLC - Class A	84,800	6,442
*	Adobe Systems, Inc.	65,650	2,856
*	Advanced Micro Devices, Inc.	79,400	203
*	Akamai Technologies, Inc.	23,400	826
	Altera Corp.	42,111	1,494
	Amphenol Corp. - Class A	21,000	1,568
	Analog Devices, Inc.	40,257	1,872
	Apple, Inc.	123,600	54,709
	Applied Materials, Inc.	157,900	2,129
*	Autodesk, Inc.	29,568	1,219
	Automatic Data Processing, Inc.	63,850	4,152
*	BMC Software, Inc.	17,260	800
	Broadcom Corp. - Class A	68,900	2,389
	CA, Inc.	43,792	1,102
	Cisco Systems, Inc.	701,500	14,668
*	Citrix Systems, Inc.	24,520	1,769
*	Cognizant Technology Solutions Corp. - Class A	39,700	3,041
	Computer Sciences Corp.	20,150	992
	Corning, Inc.	193,700	2,582
	Dell, Inc.	192,133	2,753
*	eBay, Inc.	153,500	8,323
*	Electronic Arts, Inc.	39,500	699
*	EMC Corp.	276,874	6,615
*	F5 Networks, Inc.	10,300	918
	Fidelity National Information Services, Inc.	38,600	1,529
*	First Solar, Inc.	7,900	213
*	Fiserv, Inc.	17,525	1,539
	FLIR Systems, Inc.	19,100	497
*	Google, Inc. - Class A	35,100	27,870
	Harris Corp.	14,800	686
	Hewlett-Packard Co.	256,926	6,125
	Intel Corp.	650,763	14,219
	International Business Machines Corp.	137,839	29,401
	Intuit, Inc.	36,700	2,409
	Jabil Circuit, Inc.	24,167	447
*	JDS Uniphase Corp.	30,950	414
*	Juniper Networks, Inc.	67,800	1,257
	KLA-Tencor Corp.	21,900	1,155
*	Lam Research Corp.	21,387	887
	Linear Technology Corp.	30,550	1,172
*	LSI Corp.	72,300	490
	MasterCard, Inc. - Class A	13,900	7,522
	Microchip Technology, Inc.	25,700	945
*	Micron Technology, Inc.	134,450	1,342
	Microsoft Corp.	991,892	28,378

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Molex, Inc.	18,150	531
	Motorola Solutions, Inc.	36,353	2,328
*	NetApp, Inc.	47,400	1,619
	NVIDIA Corp.	82,250	1,054
	Oracle Corp.	485,825	15,712
	Paychex, Inc.	42,635	1,495
	Qualcomm, Inc.	226,034	15,133
*	Red Hat, Inc.	25,400	1,284
	SAIC, Inc.	37,200	504
*	Salesforce.com, Inc.	17,700	3,165
*	SanDisk Corp.	31,800	1,749
	Seagate Technology PLC	42,000	1,536
*	Symantec Corp.	90,654	2,237
	TE Connectivity, Ltd.	55,300	2,319
*	Teradata Corp.	21,800	1,276
*	Teradyne, Inc.	25,050	406
	Texas Instruments, Inc.	145,400	5,159
	Total System Services, Inc.	21,078	522
*	VeriSign, Inc.	20,100	950
	Visa, Inc. - Class A	67,900	11,532
	Western Digital Corp.	28,500	1,433
	Western Union Co.	74,832	1,126
	Xerox Corp.	160,970	1,384
	Xilinx, Inc.	34,400	1,313
*	Yahoo!, Inc.	127,500	3,000

	Total		331,385

	Materials (3.4%)
	Air Products and Chemicals, Inc.	27,267	2,375
	Airgas, Inc.	9,000	892
	Alcoa, Inc.	140,707	1,199
	Allegheny Technologies, Inc.	14,117	448
	Ball Corp.	19,664	936
	Bemis Co., Inc.	13,600	549
	CF Industries Holdings, Inc.	8,300	1,580
	Cliffs Natural Resources, Inc.	19,900	378
	The Dow Chemical Co.	158,409	5,044
	E.I. du Pont de Nemours and Co.	122,928	6,043
	Eastman Chemical Co.	20,250	1,415
	Ecolab, Inc.	34,900	2,798
	FMC Corp.	18,100	1,032
	Freeport-McMoRan Copper & Gold, Inc.	124,976	4,137
	International Flavors & Fragrances, Inc.	10,700	820
	International Paper Co.	58,066	2,705
	LyondellBasell Industries NV - Class A	50,000	3,164
	MeadWestvaco Corp.	23,079	838
	Monsanto Co.	70,506	7,448
	The Mosaic Co.	36,400	2,170
	Newmont Mining Corp.	65,380	2,739
	Nucor Corp.	41,832	1,930
*	Owens-Illinois, Inc.	21,600	576

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	PPG Industries, Inc.	18,767	2,514
	Praxair, Inc.	39,000	4,350
	Sealed Air Corp.	25,542	616
	The Sherwin-Williams Co.	11,313	1,911
	Sigma-Aldrich Corp.	15,800	1,227
	United States Steel Corp.	18,950	369
	Vulcan Materials Co.	17,100	884

	Total		63,087

	Telecommunication Services (2.9%)
	AT&T, Inc.	722,475	26,508
	CenturyLink, Inc.	82,333	2,892
*	Crown Castle International Corp.	38,600	2,688
	Frontier Communications Corp.	130,997	521
*	MetroPCS Communications, Inc.	42,100	459
*	Sprint Nextel Corp.	396,102	2,460
	Verizon Communications, Inc.	376,042	18,482
	Windstream Corp.	77,692	618

	Total		54,628

	Utilities (3.4%)
	The AES Corp.	81,400	1,023
	AGL Resources, Inc.	15,554	653
	Ameren Corp.	31,967	1,120
	American Electric Power Co., Inc.	63,940	3,109
	CenterPoint Energy, Inc.	56,262	1,348
	CMS Energy Corp.	34,800	972
	Consolidated Edison, Inc.	38,550	2,353
	Dominion Resources, Inc.	75,776	4,409
	DTE Energy Co.	22,750	1,555
	Duke Energy Corp.	92,730	6,731
	Edison International	42,820	2,155
	Entergy Corp.	23,409	1,480
	Exelon Corp.	112,513	3,879
	FirstEnergy Corp.	55,006	2,321
	Integrys Energy Group, Inc.	10,332	601
	NextEra Energy, Inc.	55,814	4,336
	NiSource, Inc.	40,973	1,202
	Northeast Utilities	41,400	1,799
	NRG Energy, Inc.	42,500	1,126
	ONEOK, Inc.	27,000	1,287
	Pepco Holdings, Inc.	30,300	648
	PG&E Corp.	57,725	2,571
	Pinnacle West Capital Corp.	14,400	834
	PPL Corp.	76,668	2,401
	Public Service Enterprise Group, Inc.	66,572	2,286
	SCANA Corp.	17,400	890
	Sempra Energy	29,802	2,382
	Southern Co.	114,300	5,363
	TECO Energy, Inc.	26,900	479
	Wisconsin Energy Corp.	30,100	1,291

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Xcel Energy, Inc.	64,220	1,907

	Total		64,511

	Total Common Stocks (Cost: $1,248,533)		1,839,138

	Short-Term Investments (1.2%)

	Commercial Paper (1.2%)
	Alpine Securitization Corp., 0.16%, 4/23/13	5,000,000	4,999
	Caterpillar Financial Services Corp., 0.12%, 5/24/13	5,000,000	4,999
	Darden Restaurants, Inc., 0.20%, 4/1/13	4,600,000	4,600
(b)	Federal Home Loan Banks, 0.13%, 5/22/13	2,000,000	2,000
	Roche Holdings, Inc., 0.10%, 4/16/13	5,000,000	5,000

	Total		21,598

	Total Short-Term Investments
	(Cost: $21,598)		21,598

	Total Investments (99.9%)
	(Cost: $1,270,131)(a)		1,860,736

	Other Assets, Less
	Liabilities (0.1%)		2,346

	Net Assets (100.0%)		1,863,082

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,270,131 and the net unrealized appreciation of investments based on that cost was $590,605 which is comprised of $725,672 aggregate gross unrealized appreciation and $135,067 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $21,476)	277	6/13	$167

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,839,138	$-	$-
Short-Term Investments	-	21,598	-
Other Financial Instruments^
Futures	167	-	-
Total	$1,839,305	$21,598	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.0%)
	Autoliv, Inc.	2,670	185
	Carnival Corp.	15,840	543
	CBS Corp. - Class B	14,470	676
	Comcast Corp. - Class A	27,510	1,156
	Ford Motor Co.	93,110	1,224
	Kohl’s Corp.	6,610	305
	Lowe’s Cos., Inc.	19,020	721
	Macy’s, Inc.	16,560	693
	Target Corp.	21,660	1,483
	Time Warner Cable, Inc.	5,780	555
	Time Warner, Inc.	23,240	1,339

	Total		8,880

	Consumer Staples (7.4%)
	Altria Group, Inc.	16,840	579
	CVS Caremark Corp.	20,280	1,115
	Kraft Foods Group, Inc.	5,050	260
	The Kroger Co.	24,390	808
	Mondelez International, Inc.	18,050	553
	PepsiCo, Inc.	7,280	576
	The Procter & Gamble Co.	34,170	2,633
	Wal-Mart Stores, Inc.	9,690	725

	Total		7,249

	Energy (15.9%)
	Apache Corp.	12,140	937
	Baker Hughes, Inc.	18,740	870
	Chevron Corp.	28,130	3,342
	Exxon Mobil Corp.	69,130	6,229
	Marathon Petroleum Corp.	980	88
	National-Oilwell Varco, Inc.	14,310	1,013
	Occidental Petroleum Corp.	14,980	1,174
	Schlumberger, Ltd.	9,070	679
	Total SA, ADR	17,970	862
	Valero Energy Corp.	9,020	410

	Total		15,604

	Financials (25.4%)
	The Allstate Corp.	19,380	951
*	American International Group, Inc.	12,600	489
	Ameriprise Financial, Inc.	14,460	1,065
	Bank of America Corp.	69,420	846
	The Bank of New York Mellon Corp.	22,630	633
*	Berkshire Hathaway, Inc. - Class B	15,450	1,610
	BlackRock, Inc.	3,640	935
	The Chubb Corp.	4,900	429
	Citigroup, Inc.	49,670	2,197
	The Goldman Sachs Group, Inc.	8,900	1,310
	JPMorgan Chase & Co.	67,750	3,216

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	KeyCorp	46,520	463
	Loews Corp.	14,680	647
	MetLife, Inc.	34,670	1,318
	Morgan Stanley	13,890	305
	PNC Financial Services Group, Inc.	21,010	1,397
	Principal Financial Group, Inc.	18,570	632
	Prudential Financial, Inc.	16,400	968
	Torchmark Corp.	2,930	175
	The Travelers Cos., Inc.	11,500	968
	U.S. Bancorp	40,000	1,357
	Wells Fargo & Co.	81,530	3,016

	Total		24,927

	Health Care (13.3%)
	Abbott Laboratories	13,410	474
	Aetna, Inc.	15,610	798
	Amgen, Inc.	1,990	204
*	Gilead Sciences, Inc.	6,810	333
	Johnson & Johnson	35,520	2,896
	Medtronic, Inc.	30,940	1,453
	Merck & Co., Inc.	51,980	2,299
	Pfizer, Inc.	113,260	3,269
	Quest Diagnostics, Inc.	8,080	456
	WellPoint, Inc.	12,760	845

	Total		13,027

	Industrials (9.0%)
	The ADT Corp.	2,680	131
	Avery Dennison Corp.	4,120	177
	Dover Corp.	8,650	630
	Eaton Corp. PLC	13,460	824
	General Electric Co.	162,650	3,761
	Honeywell International, Inc.	5,460	411
	Ingersoll-Rand PLC	3,990	220
	Northrop Grumman Corp.	6,750	474
	PACCAR, Inc.	9,800	496
	Raytheon Co.	11,160	656
	Southwest Airlines Co.	41,400	558
	Tyco International, Ltd.	15,370	492

	Total		8,830

	Information Technology (7.4%)
	Applied Materials, Inc.	40,640	548
	Cisco Systems, Inc.	107,270	2,243
	Intel Corp.	46,560	1,017
	Microsoft Corp.	46,530	1,331
*	NetApp, Inc.	17,620	602
	Oracle Corp.	28,960	937
	Qualcomm, Inc.	9,290	622

	Total		7,300

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)
E.I. du Pont de Nemours and Co.	7,050	347
Freeport-McMoRan Copper & Gold, Inc.	25,190	834
International Paper Co.	15,940	742
LyondellBasell Industries NV - Class A	7,240	458
Nucor Corp.	10,750	496

Total		2,877

Telecommunication Services (3.2%)
AT&T, Inc.	56,600	2,077
CenturyLink, Inc.	22,940	806
Verizon Communications, Inc.	5,160	253

Total		3,136

Utilities (4.0%)
American Electric Power Co., Inc.	12,220	594
Exelon Corp.	11,460	395
NV Energy, Inc.	23,490	471
PG&E Corp.	14,850	661
Pinnacle West Capital Corp.	9,890	573
PPL Corp.	21,250	665
Xcel Energy, Inc.	20,850	619

Total		3,978

Total Common Stocks (Cost: $77,777)		95,808

Foreign Common Stocks (0.9%)

Energy (0.9%)
Royal Dutch Shell PLC - Class A	27,410	885

Total Foreign Common Stocks (Cost: $948)		885

Short-Term Investments (1.5%)

Commercial Paper (1.5%)
Federal Home Loan Bank, 0.01%, 4/1/13	1,412,000	1,412

Total		1,412

Money Market Funds (0.0%)
JPMorgan Money Market Fund	14,293	14

Total		14

Total Short-Term Investments
(Cost: $1,426)		1,426

Large Company Value Portfolio

Short-Term Investments (1.5%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds continued

Total Investments (99.9%)
(Cost: $80,151)(a)		98,119

Other Assets, Less
Liabilities (0.1%)		64

Net Assets (100.0%)		98,183

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $80,151 and the net unrealized appreciation of investments based on that cost was $17,968 which is comprised of $18,533 aggregate gross unrealized appreciation and $565 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	EUR	1,175	4/13	$7	$-	$7

					$7	$-	$7

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$95,808	$-	$-
Foreign Common Stocks	885	-	-
Short-Term Investments	14	1,412	-
Other Financial Instruments^
Forward Currency Contracts	-	7	-
Total	$96,707	$1,419	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $885 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.1%)
Johnson Controls, Inc.	407,000	14,274
Lowe’s Cos., Inc.	332,000	12,589

Total		26,863

Consumer Staples (13.5%)
Archer-Daniels-Midland Co.	398,500	13,442
CVS Caremark Corp.	250,900	13,797
Kraft Foods Group, Inc.	262,566	13,530
Mondelez International, Inc.	293,900	8,996
Safeway, Inc.	359,500	9,473

Total		59,238

Energy (14.6%)
Chevron Corp.	112,846	13,409
ConocoPhillips	221,400	13,306
Halliburton Co.	319,300	12,903
Marathon Oil Corp.	375,600	12,665
Occidental Petroleum Corp.	148,500	11,638

Total		63,921

Financials (12.1%)
The Allstate Corp.	274,100	13,450
The Bank of New York Mellon Corp.	462,600	12,948
Marsh & McLennan Cos., Inc.	334,600	12,705
The Travelers Cos., Inc.	165,000	13,891

Total		52,994

Health Care (17.7%)
Baxter International, Inc.	174,000	12,639
Cardinal Health, Inc.	275,900	11,483
Johnson & Johnson	176,300	14,374
Merck & Co., Inc.	285,400	12,623
Pfizer, Inc.	462,500	13,348
Quest Diagnostics, Inc.	227,900	12,865

Total		77,332

Industrials (9.3%)
Northrop Grumman Corp.	188,300	13,209
Raytheon Co.	235,200	13,827
Waste Management, Inc.	354,800	13,912

Total		40,948

Information Technology (11.9%)
Cisco Systems, Inc.	589,800	12,333
Intel Corp.	599,800	13,106
Motorola Solutions, Inc.	204,100	13,068
Xerox Corp.	1,559,700	13,413

Total		51,920

Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

Materials (3.0%)
E.I. du Pont de Nemours and Co.	263,300	12,944

Total		12,944

Telecommunication Services (6.1%)
AT&T, Inc.	363,500	13,337
Verizon Communications, Inc.	270,800	13,310

Total		26,647

Utilities (3.1%)
Edison International	265,900	13,380

Total		13,380

Total Common Stocks (Cost: $376,659)		426,187

Short-Term Investments (2.4%)

Money Market Funds (2.4%)
JPMorgan U.S.Treasury Money Market Fund	5,240,015	5,240
JPMorgan U.S. Treasury Money Market Fund	5,240,015	5,240

Total		10,480

Total Short-Term Investments
(Cost: $10,480)		10,480

Total Investments (99.8%)
(Cost: $387,139)(a)		436,667

Other Assets, Less
Liabilities (0.2%)		938

Net Assets (100.0%)		437,605

Domestic Equity Portfolio

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $387,139 and the net unrealized appreciation of investments based on that cost was $49,528 which is comprised of $52,656 aggregate gross unrealized appreciation and $3,128 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$426,187	$-	$-
Short-Term Investments	10,480	-	-
Total	$436,667	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (92.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)
	Cablevision Systems Corp. - Class A	122,100	1,827
	Carnival Corp.	61,400	2,106
	Comcast Corp. - Class A	62,600	2,630
	Ford Motor Co.	173,700	2,284
	Genuine Parts Co.	34,300	2,675
	Hasbro, Inc.	41,000	1,802
	Johnson Controls, Inc.	75,100	2,634
	Kohl’s Corp.	100,900	4,654
	Macy’s, Inc.	65,800	2,753
*	Madison Square Garden, Inc. - Class A	37,050	2,134
	Mattel, Inc.	116,500	5,101
*	The New York Times Co. - Class A	117,600	1,152
	Staples, Inc.	229,600	3,083
	Tiffany & Co.	7,100	494
	Time Warner, Inc.	101,800	5,866
	The Walt Disney Co.	71,700	4,073
	Whirlpool Corp.	9,700	1,149
	WPP PLC, ADR	5,400	433

	Total		46,850

	Consumer Staples (5.6%)
	Archer-Daniels-Midland Co.	132,200	4,459
	Avon Products, Inc.	179,000	3,711
	Campbell Soup Co.	104,000	4,717
	The Clorox Co.	56,800	5,029
	Energizer Holdings, Inc.	21,900	2,184
	McCormick & Co., Inc.	30,800	2,265
	PepsiCo, Inc.	52,500	4,153

	Total		26,518

	Energy (13.9%)
	Anadarko Petroleum Corp.	55,800	4,880
	Apache Corp.	87,800	6,775
	BP PLC, ADR	56,700	2,401
	Chevron Corp.	94,800	11,264
	ConocoPhillips	29,400	1,767
	CONSOL Energy, Inc.	96,400	3,244
	Diamond Offshore Drilling, Inc.	48,600	3,381
	Exxon Mobil Corp.	107,100	9,651
	Hess Corp.	70,600	5,056
	Murphy Oil Corp.	80,900	5,156
	Petroleo Brasileiro SA, ADR	60,200	997
	Royal Dutch Shell PLC - Class A, ADR	102,800	6,698
	Schlumberger, Ltd.	57,500	4,306

	Total		65,576

	Financials (20.5%)
	The Allstate Corp.	112,900	5,540
	American Express Co.	90,300	6,092

	Common Stocks (92.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank of America Corp.	462,723	5,636
	The Bank of New York Mellon Corp.	101,700	2,847
	Capital One Financial Corp.	49,100	2,698
	The Chubb Corp.	25,200	2,206
	JPMorgan Chase & Co.	253,988	12,054
	Legg Mason, Inc.	109,900	3,533
	Lincoln National Corp.	79,476	2,592
	Loews Corp.	34,400	1,516
	Marsh & McLennan Cos., Inc.	134,600	5,111
	The McGraw-Hill Cos., Inc.	71,400	3,718
	Northern Trust Corp.	79,500	4,337
	Och-Ziff Capital Management Group - Class A	58,400	546
	PNC Financial Services Group, Inc.	87,700	5,832
	Regions Financial Corp.	194,500	1,593
	SLM Corp.	174,200	3,568
	Sun Life Financial, Inc.	60,400	1,648
	SunTrust Banks, Inc.	134,500	3,875
	U.S. Bancorp	214,700	7,285
	Wells Fargo & Co.	235,200	8,700
	Weyerhaeuser Co.	113,535	3,563
	Willis Group Holdings PLC	55,100	2,176

	Total		96,666

	Health Care (7.0%)
	Agilent Technologies, Inc.	38,700	1,624
	Bristol-Myers Squibb Co.	102,900	4,239
*	Hospira, Inc.	20,500	673
	Johnson & Johnson	81,800	6,669
	Merck & Co., Inc.	117,000	5,175
	Pfizer, Inc.	215,526	6,220
	Quest Diagnostics, Inc.	38,600	2,179
	Thermo Fisher Scientific, Inc.	81,200	6,211

	Total		32,990

	Industrials (13.6%)
	3M Co.	59,300	6,304
	The Boeing Co.	46,900	4,027
	Eaton Corp. PLC	38,270	2,344
	Emerson Electric Co.	88,800	4,961
	General Electric Co.	552,600	12,776
	Honeywell International, Inc.	73,100	5,508
	Illinois Tool Works, Inc.	87,500	5,332
	Ingersoll-Rand PLC	13,000	715
	Joy Global, Inc.	13,200	786
	Lockheed Martin Corp.	21,000	2,027
	Masco Corp.	127,600	2,584
	Norfolk Southern Corp.	70,600	5,442
*	United Continental Holdings, Inc.	132,500	4,241
	United Parcel Service, Inc. - Class B	54,900	4,716

Equity Income Portfolio

	Common Stocks (92.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	USG Corp.	53,600	1,417
	Xylem, Inc.	34,400	948

	Total		64,128

	Information Technology (8.8%)
	Analog Devices, Inc.	71,800	3,338
	Apple, Inc.	5,700	2,523
	Applied Materials, Inc.	218,800	2,950
	CA, Inc.	43,400	1,092
	Cisco Systems, Inc.	179,200	3,747
	Computer Sciences Corp.	71,000	3,495
	Corning, Inc.	262,900	3,505
	Dell, Inc.	291,400	4,176
	Harris Corp.	78,300	3,628
	Hewlett-Packard Co.	103,000	2,456
	Microsoft Corp.	191,100	5,467
	Nokia Corp. OYJ, ADR	251,900	826
	Texas Instruments, Inc.	83,200	2,952
	Western Union Co.	97,100	1,460

	Total		41,615

	Materials (4.6%)
	Cliffs Natural Resources, Inc.	37,600	715
	E.I. du Pont de Nemours and Co.	45,700	2,247
	International Paper Co.	151,000	7,033
	MeadWestvaco Corp.	70,300	2,552
	Newmont Mining Corp.	48,100	2,015
	Nucor Corp.	90,600	4,181
	Vulcan Materials Co.	61,700	3,190

	Total		21,933

	Telecommunication Services (3.2%)
	AT&T, Inc.	222,135	8,150
	CenturyLink, Inc.	71,990	2,529
	Verizon Communications, Inc.	92,200	4,532

	Total		15,211

	Utilities (5.7%)
	The AES Corp.	128,000	1,609
	Duke Energy Corp.	86,200	6,257
	Entergy Corp.	68,100	4,307
	Exelon Corp.	123,700	4,265
	FirstEnergy Corp.	43,200	1,823
	NiSource, Inc.	172,300	5,055
	TECO Energy, Inc.	42,300	754
	Xcel Energy, Inc.	103,600	3,077

	Total		27,147

	Total Common Stocks (Cost: $363,655)		438,634

Foreign Common Stocks (0.7%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	57,461	916

Total			916

	Foreign Common Stocks (0.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.5%)
*	Telefonica SA	Spain	88,327	1,188
	Vodafone Group PLC	United Kingdom	538,800	1,527

	Total			2,715

	Total Foreign Common Stocks (Cost: $3,521)			3,631

	Preferred Stocks (0.5%)

	Consumer Discretionary (0.5%)
	General Motors Co., Series B, 4.75%, 12/1/13		56,300	2,417

	Total			2,417

	Total Preferred Stocks (Cost: $2,648)			2,417

	Short-Term Investments (6.6%)

	Money Market Funds (6.6%)
	T. Rowe Price Reserve Investment Fund		31,145,884	31,146

	Total			31,146

	Total Short-Term Investments (Cost: $31,146)			31,146

	Total Investments (100.6%) (Cost: $400,970)(a)			475,828

	Other Assets, Less
	Liabilities (-0.6%)			(3,003)

	Net Assets (100.0%)			472,825

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $400,970 and the net unrealized appreciation of investments based on that cost was $74,858 which is comprised of $90,075 aggregate gross unrealized appreciation and $15,217 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$438,634	$-	$-
Foreign Common Stocks	3,631	-	-
Preferred Stocks	2,417	-	-
Short-Term Investments	31,146	-	-
Total	$475,828	$-	$-

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $3,631 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (88.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.7%)
*	Bed Bath & Beyond, Inc.	136,223	8,775
*	BorgWarner, Inc.	206,800	15,994
	Chico’s FAS, Inc.	733,301	12,319
	Dick’s Sporting Goods, Inc.	107,600	5,089
*	Discovery Communications, Inc. - Class A	55,900	4,402
	The Gap, Inc.	155,300	5,498
	The Interpublic Group of Cos., Inc.	3,111	41
*	Liberty Global, Inc. - Class A	210,600	15,458
*	LKQ Corp.	337,000	7,333
	Macy’s, Inc.	262,500	10,983
	Marriott International, Inc. - Class A	153,400	6,478
	Mattel, Inc.	193,600	8,478
*	O’Reilly Automotive, Inc.	141,260	14,486
*	Penn National Gaming, Inc.	149,900	8,159
	Polaris Industries, Inc.	168,700	15,603
	Ralph Lauren Corp.	36,900	6,248
	Ross Stores, Inc.	183,200	11,106
	Scripps Networks Interactive - Class A	90,200	5,803
*	Ulta Salon, Cosmetics & Fragrance, Inc.	24,600	1,997
	Wynn Resorts, Ltd.	33,600	4,205

	Total		168,455

	Consumer Staples (5.5%)
	Beam, Inc.	150,200	9,544
	Church & Dwight Co., Inc.	199,200	12,874
	The J.M. Smucker Co.	65,000	6,445
	McCormick & Co., Inc.	108,600	7,988
	Mead Johnson Nutrition Co.	164,900	12,771

	Total		49,622

	Energy (5.3%)
*	Cameron International Corp.	141,800	9,245
*	Concho Resources, Inc.	128,400	12,510
*	FMC Technologies, Inc.	189,000	10,280
	Noble Energy, Inc.	93,400	10,803
*	Southwestern Energy Co.	127,800	4,762

	Total		47,600

	Financials (7.7%)
*	CBRE Group, Inc.	560,200	14,145
	Corrections Corp. of America	472,400	18,457
*	IntercontinentalExchange, Inc.	50,283	8,200

	Common Stocks (88.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Lazard, Ltd. - Class A	144,300	4,925
	The McGraw-Hill Cos., Inc.	160,100	8,338
	Raymond James Financial, Inc.	234,600	10,815
	T. Rowe Price Group, Inc.	66,800	5,001

	Total		69,881

	Health Care (10.3%)
*	Alexion Pharmaceuticals, Inc.	62,300	5,740
	AmerisourceBergen Corp.	311,500	16,027
*	Catamaran Corp.	148,400	7,870
*	Cerner Corp.	106,300	10,072
*	DaVita HealthCare Partners, Inc.	95,150	11,284
*	Express Scripts Holding Co.	79,700	4,595
*	IDEXX Laboratories, Inc.	102,712	9,489
*	Mettler-Toledo International, Inc.	46,300	9,872
*	Mylan, Inc.	131,900	3,817
	Perrigo Co.	84,500	10,033
*	Vertex Pharmaceuticals, Inc.	77,500	4,261

	Total		93,060

	Industrials (16.4%)
*	B/E Aerospace, Inc.	244,300	14,729
	Cummins, Inc.	64,546	7,475
	Dover Corp.	170,200	12,404
	Fluor Corp.	46,400	3,078
*	Fortune Brands Home & Security, Inc.	249,900	9,354
	Graco, Inc.	188,000	10,910
	Ingersoll-Rand PLC	100,500	5,528
	Kansas City Southern	111,600	12,376
	Knight Transportation, Inc.	434,000	6,987
	MSC Industrial Direct Co., Inc. - Class A	93,700	8,037
*	Owens Corning, Inc.	219,300	8,647
	Regal-Beloit Corp.	119,958	9,784
	Robert Half International, Inc.	387,900	14,558
	Roper Industries, Inc.	105,300	13,406
*	WESCO International, Inc.	151,160	10,976

	Total		148,249

	Information Technology (17.1%)
*	Alliance Data Systems Corp.	108,700	17,597
	Altera Corp.	182,400	6,470

	Common Stocks (88.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	95,700	7,144
*	Aruba Networks, Inc.	203,500	5,035
	Avago Technologies, Ltd.	266,000	9,555
*	Citrix Systems, Inc.	167,300	12,072
*	F5 Networks, Inc.	93,100	8,293
*	Fortinet, Inc.	464,100	10,990
	Global Payments, Inc.	258,400	12,832
	Maxim Integrated Products, Inc.	193,700	6,324
*	NetApp, Inc.	140,600	4,803
*	NetSuite, Inc.	41,500	3,322
*	Red Hat, Inc.	157,500	7,963
*	ServiceNow, Inc.	59,069	2,138
*	Symantec Corp.	196,900	4,860
*	Teradata Corp.	126,500	7,402
*	TIBCO Software, Inc.	196,600	3,975
*	VeriFone Systems, Inc.	169,000	3,495
	Xilinx, Inc.	214,200	8,176
*	Zebra Technologies Corp. - Class A	239,800	11,302

	Total		153,748

	Materials (4.6%)
	Airgas, Inc.	91,237	9,047
	Ball Corp.	114,300	5,438
	CF Industries Holdings, Inc.	38,700	7,367
*	Crown Holdings, Inc.	98,250	4,088
	PPG Industries, Inc.	78,400	10,501
	Westlake Chemical Corp.	53,600	5,012

	Total		41,453

Telecommunication Services (2.6%)
*	SBA Communications Corp. - Class A	319,600	23,018

	Total		23,018

	Total Common Stocks (Cost: $633,302)		795,086

	Short-Term Investments (11.5%)

	Commercial Paper (11.5%)
	Alpine Securitization Corp., 0.16%, 4/17/13	10,000,000	9,999
	American Honda Finance Corp., 0.16%, 5/23/13	10,000,000	9,998
	Caterpillar Financial Services Corp., 0.10%, 4/4/13	10,000,000	10,000
	Chariot Funding LLC, 0.19%, 4/23/13	10,000,000	9,999
	Darden Restaurants, Inc., 0.20%, 4/1/13	5,900,000	5,900

Mid Cap Growth Stock Portfolio

Short-Term Investments (11.5%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b) Federal Home Loan Banks, 0.12%, 5/22/13	3,000,000	2,999
Govco LLC, 0.17%, 4/22/13	10,000,000	9,999
John Deere Capital Corp., 0.10%, 4/24/13	10,000,000	9,999
Jupiter Securitization Co. LLC, 0.18%, 6/20/13	5,000,000	4,998
Procter & Gamble Co., 0.13%, 6/3/13	10,000,000	9,998
Roche Holdings, Inc., 0.13%, 4/25/13	10,000,000	9,999
Sheffield Receivables Corp., 0.16%, 5/1/13	10,000,000	9,999

Total		103,887

Total Short-Term Investments
(Cost: $103,886)		103,887

Total Investments (99.7%)
(Cost: $737,188)(a)		898,973

Other Assets, Less
Liabilities (0.3%)		2,490

Net Assets (100.0%)		901,463

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $737,188 and the net unrealized appreciation of investments based on that cost was $161,785 which is comprised of $169,582 aggregate gross unrealized appreciation and $7,797 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $65,848)	583	6/13	$1,254

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$795,086	$-	$-
Short-Term Investments	-	103,887	-
Other Financial Instruments^
Futures	1,254	-	-
Total	$796,340	$103,887	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)
	Aaron’s, Inc.	27,600	792
	Advance Auto Parts, Inc.	28,900	2,389
*	Aeropostale, Inc.	30,675	417
*	AMC Networks, Inc. - Class A	22,700	1,434
	American Eagle Outfitters, Inc.	70,650	1,321
*	Ann, Inc.	18,950	550
*	Ascena Retail Group, Inc.	49,800	924
*	Bally Technologies, Inc.	16,200	842
*	Barnes & Noble, Inc.	14,800	243
*	Big Lots, Inc.	22,700	801
	Bob Evans Farms, Inc.	10,900	465
	Brinker International, Inc.	27,775	1,046
*	Cabela’s, Inc.	18,100	1,100
*	Carter’s, Inc.	20,000	1,145
	The Cheesecake Factory, Inc.	19,250	743
	Chico’s FAS, Inc.	65,000	1,092
	Cinemark Holdings, Inc.	40,100	1,181
*	Deckers Outdoor Corp.	13,500	752
	DeVry, Inc.	22,300	708
	Dick’s Sporting Goods, Inc.	38,500	1,821
*	DreamWorks Animation SKG, Inc. - Class A	28,100	533
	Foot Locker, Inc.	59,100	2,024
	Gentex Corp.	56,100	1,123
	Guess?, Inc.	24,100	598
*	Hanesbrands, Inc.	38,600	1,759
	HSN, Inc.	14,500	795
	International Speedway Corp. - Class A	10,000	327
*	Jarden Corp.	43,400	1,860
	John Wiley & Sons, Inc. - Class A	18,400	717
	KB Home	32,100	699
*	Lamar Advertising Co. - Class A	21,700	1,055
*	Life Time Fitness, Inc.	15,600	667
*	LKQ Corp.	117,000	2,546
	M.D.C. Holdings, Inc.	15,300	561
	Matthews International Corp. - Class A	10,900	380
	Meredith Corp.	14,100	539
*	Mohawk Industries, Inc.	22,800	2,579
*	The New York Times Co. - Class A	47,800	468
*	NVR, Inc.	1,800	1,944
*	Office Depot, Inc.	112,100	441
*	Panera Bread Co. - Class A	11,000	1,818
	Polaris Industries, Inc.	25,000	2,312
	Regis Corp.	22,200	404
	Rent-A-Center, Inc.	22,800	842
*	Saks, Inc.	39,800	456

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Scholastic Corp.	10,400	277
*	Scientific Games Corp. - Class A	20,700	181
	Service Corp. International	82,800	1,385
	Signet Jewelers, Ltd.	31,800	2,131
	Sotheby’s	26,600	995
	Strayer Education, Inc.	4,500	218
*	Tempur-Pedic International, Inc.	23,500	1,166
	Thor Industries, Inc.	17,200	633
*	Toll Brothers, Inc.	59,000	2,020
	Tractor Supply Co.	27,100	2,822
	Tupperware Brands Corp.	21,200	1,733
*	Under Armour, Inc.	30,400	1,556
	Valassis Communications, Inc.	15,400	460
	The Wendy’s Co.	110,400	626
	Williams-Sonoma, Inc.	33,800	1,741
*	WMS Industries, Inc.	21,500	542

	Total		65,699

	Consumer Staples (3.6%)
	Church & Dwight Co., Inc.	54,100	3,496
	Energizer Holdings, Inc.	24,300	2,423
	Flowers Foods, Inc.	45,000	1,482
*	Green Mountain Coffee Roasters, Inc.	48,400	2,747
	Harris Teeter Supermarkets, Inc.	19,400	829
	Hillshire Brands Co.	48,200	1,694
	Ingredion, Inc.	30,301	2,191
	Lancaster Colony Corp.	7,600	585
*	Post Holdings, Inc.	12,850	552
*	Smithfield Foods, Inc.	49,000	1,298
	SUPERVALU, INC.	83,700	422
	Tootsie Roll Industries, Inc.	8,219	246
*	United Natural Foods, Inc.	19,300	950
	Universal Corp.	9,100	510

	Total		19,425

	Energy (5.9%)
*	Alpha Natural Resources, Inc.	86,600	711
	Arch Coal, Inc.	83,300	452
*	Atwood Oceanics, Inc.	22,400	1,177
*	Bill Barrett Corp.	18,900	383
	CARBO Ceramics, Inc.	7,700	701
	Cimarex Energy Co.	33,900	2,557
*	Dresser-Rand Group, Inc.	29,800	1,838
*	Dril-Quip, Inc.	14,300	1,247
	Energen Corp.	28,300	1,472
*	Forest Oil Corp.	46,800	246

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Helix Energy Solutions Group, Inc.	38,600	883
	HollyFrontier Corp.	79,880	4,110
*	Northern Oil and Gas, Inc.	23,200	334
	Oceaneering International, Inc.	42,400	2,816
*	Oil States International, Inc.	21,500	1,754
	Patterson-UTI Energy, Inc.	57,200	1,364
*	Plains Exploration & Production Co.	50,566	2,400
*	Quicksilver Resources, Inc.	46,800	105
*	Rosetta Resources, Inc.	20,600	980
	SM Energy Co.	26,000	1,540
*	Superior Energy Services, Inc.	62,500	1,623
	Tidewater, Inc.	19,400	980
*	Unit Corp.	17,200	783
	World Fuel Services Corp.	28,300	1,124

	Total		31,580

	Financials (22.5%)
*	Affiliated Managers Group, Inc.	20,600	3,164
*	Alexander & Baldwin, Inc.	16,900	604
	Alexandria Real Estate Equities, Inc.	25,000	1,775
*	Alleghany Corp.	6,600	2,613
	American Campus Communities, Inc.	41,100	1,864
	American Financial Group, Inc.	29,350	1,391
	Apollo Investment Corp.	79,605	666
	Arthur J. Gallagher & Co.	49,400	2,041
	Aspen Insurance Holdings, Ltd.	27,400	1,057
	Associated Banc-Corp.	65,863	1,000
	Astoria Financial Corp.	32,200	318
	BancorpSouth, Inc.	32,600	531
	Bank of Hawaii Corp.	17,600	894
	BioMed Realty Trust, Inc.	66,400	1,434
	BRE Properties, Inc.	30,200	1,470
	Brown & Brown, Inc.	46,300	1,483
	Camden Property Trust	33,100	2,273
	Cathay General Bancorp	28,700	577
	CBOE Holdings, Inc.	34,200	1,263
	City National Corp.	18,600	1,096
	Commerce Bancshares, Inc.	30,272	1,236
	Corporate Office Properties Trust	31,800	848
	Cullen/Frost Bankers, Inc.	24,100	1,507

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Duke Realty Corp.	126,200	2,143
	East West Bancorp, Inc.	55,000	1,412
	Eaton Vance Corp.	45,600	1,907
	Equity One, Inc.	24,300	582
	Essex Property Trust, Inc.	14,900	2,244
	Everest Re Group, Ltd.	20,000	2,597
	Extra Space Storage, Inc.	40,400	1,587
	Federal Realty Investment Trust	25,500	2,755
	Federated Investors, Inc. - Class B	36,900	873
	Fidelity National Financial, Inc. - Class A	84,291	2,127
	First American Financial Corp.	42,200	1,079
	First Niagara Financial Group, Inc.	138,310	1,225
	FirstMerit Corp.	43,010	711
	Fulton Financial Corp.	77,800	910
	Greenhill & Co., Inc.	10,100	539
	Hancock Holding Co.	33,300	1,030
	Hanover Insurance Group, Inc.	17,500	869
	HCC Insurance Holdings, Inc.	39,450	1,658
	Highwoods Properties, Inc.	31,600	1,250
	Home Properties, Inc.	20,200	1,281
	Hospitality Properties Trust	48,500	1,331
	International Bancshares Corp.	21,300	443
	Janus Capital Group, Inc.	74,700	702
	Jones Lang LaSalle, Inc.	17,300	1,720
	Kemper Corp.	21,400	698
	Kilroy Realty Corp.	29,400	1,541
	Liberty Property Trust	46,900	1,864
	The Macerich Co.	53,888	3,469
	Mack-Cali Realty Corp.	32,800	938
	Mercury General Corp.	14,200	539
*	MSCI, Inc.	47,200	1,602
	National Retail Properties, Inc.	45,400	1,642
	New York Community Bancorp, Inc.	172,721	2,479
	Old Republic International Corp.	94,675	1,203
	OMEGA Healthcare Investors, Inc.	44,300	1,345
	Potlatch Corp.	15,847	727
	Primerica, Inc.	17,900	587
	Prosperity Bancshares, Inc.	17,400	825
	Protective Life Corp.	30,700	1,099
	Raymond James Financial, Inc.	44,325	2,043
	Rayonier, Inc.	48,899	2,918
	Realty Income Corp.	76,100	3,451
	Regency Centers Corp.	35,500	1,878

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Reinsurance Group of America, Inc.	29,000	1,730
	SEI Investments Co.	52,800	1,523
	Senior Housing Properties Trust	73,800	1,980
*	Signature Bank	18,100	1,426
	SL Green Realty Corp.	35,800	3,083
	StanCorp Financial Group, Inc.	17,400	744
*	SVB Financial Group	17,600	1,249
	Synovus Financial Corp.	308,800	855
	Taubman Centers, Inc.	24,800	1,926
	TCF Financial Corp.	63,900	956
	Trustmark Corp.	26,300	658
	UDR, Inc.	98,102	2,373
	Valley National Bancorp	78,086	800
	W.R. Berkley Corp.	43,250	1,919
	Waddell & Reed Financial, Inc. - Class A	33,600	1,471
	Washington Federal, Inc.	41,265	722
	Webster Financial Corp.	31,500	764
	Weingarten Realty Investors	43,800	1,382
	Westamerica Bancorporation	10,700	485

	Total		120,974

	Health Care (9.4%)
*	Allscripts Healthcare Solutions, Inc.	67,600	919
*	Bio-Rad Laboratories, Inc. - Class A	7,900	995
*	Charles River Laboratories International, Inc.	18,900	837
	Community Health Systems, Inc.	36,100	1,711
	The Cooper Cos., Inc.	18,900	2,039
*	Covance, Inc.	21,600	1,605
*	Endo Pharmaceuticals Holdings, Inc.	44,800	1,378
*	Health Management Associates, Inc. - Class A	100,900	1,299
*	Health Net, Inc.	31,100	890
*	Henry Schein, Inc.	34,300	3,174
	Hill-Rom Holdings, Inc.	23,700	835
*	HMS Holdings Corp.	34,100	926
*	Hologic, Inc.	105,000	2,373
*	IDEXX Laboratories, Inc.	21,400	1,977
*	LifePoint Hospitals, Inc.	18,400	892
	Masimo Corp.	20,500	402
*	MEDNAX, Inc.	19,600	1,757
*	Mettler-Toledo International, Inc.	11,900	2,537
	Omnicare, Inc.	41,000	1,670
	Owens & Minor, Inc.	24,850	809
*	Regeneron Pharmaceuticals, Inc.	30,000	5,292
	ResMed, Inc.	56,300	2,610

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	STERIS Corp.	22,900	953
	Techne Corp.	13,600	923
	Teleflex, Inc.	16,100	1,361
*	Thoratec Corp.	22,600	847
*	United Therapeutics Corp.	18,300	1,114
	Universal Health Services, Inc. - Class B	34,900	2,229
*	VCA Antech, Inc.	34,700	815
*	Vertex Pharmaceuticals, Inc.	85,600	4,706
*	WellCare Health Plans, Inc.	17,000	985

	Total		50,860

	Industrials (17.4%)
	Acuity Brands, Inc.	16,800	1,165
*	Aecom Technology Corp.	41,100	1,348
	AGCO Corp.	38,100	1,986
*	Alaska Air Group, Inc.	27,600	1,765
	Alliant Techsystems, Inc.	12,900	934
	AMETEK, Inc.	95,412	4,137
*	B/E Aerospace, Inc.	41,100	2,478
	The Brink’s Co.	18,700	528
	Carlisle Cos., Inc.	24,900	1,688
	CLARCOR, Inc.	19,500	1,021
*	Clean Harbors, Inc.	20,700	1,202
	Con-way, Inc.	22,000	775
*	Copart, Inc.	41,572	1,425
	The Corporate Executive Board Co.	13,100	762
	Corrections Corp. of America	39,300	1,535
	Crane Co.	18,900	1,056
	Deluxe Corp.	19,900	824
	Donaldson Co., Inc.	52,900	1,914
*	Esterline Technologies Corp.	12,200	924
	Exelis, Inc.	73,900	805
*	Fortune Brands Home & Security, Inc.	64,400	2,411
*	FTI Consulting, Inc.	16,000	603
	Gardner Denver, Inc.	19,300	1,450
	GATX Corp.	18,400	956
*	General Cable Corp.	19,500	714
*	Genesee & Wyoming, Inc. - Class A	19,400	1,806
	Graco, Inc.	23,900	1,387
	Granite Construction, Inc.	14,000	446
	Harsco Corp.	31,600	783
	Herman Miller, Inc.	22,900	634
	HNI Corp.	17,600	625
	Hubbell, Inc. - Class B	20,900	2,030
	Huntington Ingalls Industries, Inc.	19,500	1,040
	IDEX Corp.	32,380	1,730
	ITT Corp.	36,200	1,029
	J.B. Hunt Transport Services, Inc.	35,500	2,644
*	JetBlue Airways Corp.	88,125	608
	Kansas City Southern	43,200	4,791

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	KBR, Inc.	57,900	1,857
	Kennametal, Inc.	31,100	1,214
*	Kirby Corp.	22,200	1,705
	Landstar System, Inc.	18,200	1,039
	Lennox International, Inc.	17,900	1,136
	Lincoln Electric Holdings, Inc.	32,500	1,761
	Manpower, Inc.	30,100	1,707
	Matson, Inc.	16,700	411
	Mine Safety Appliances Co.	12,200	605
	MSC Industrial Direct Co., Inc. - Class A	18,300	1,570
	Nordson Corp.	22,300	1,471
*	Oshkosh Corp.	34,300	1,457
	R.R. Donnelley & Sons Co.	70,700	852
	Regal-Beloit Corp.	17,600	1,435
	Rollins, Inc.	25,830	634
	SPX Corp.	18,400	1,453
*	Terex Corp.	43,400	1,494
	The Timken Co.	31,200	1,765
	Towers Watson & Co. - Class A	22,100	1,532
	Trinity Industries, Inc.	31,050	1,408
	Triumph Group, Inc.	19,700	1,546
*	United Rentals, Inc.	36,523	2,008
	URS Corp.	30,100	1,427
	UTI Worldwide, Inc.	40,700	589
	Valmont Industries, Inc.	9,200	1,447
	Wabtec Corp.	18,700	1,909
	Waste Connections, Inc.	48,350	1,740
	Watsco, Inc.	11,700	985
	Werner Enterprises, Inc.	17,550	424
	Woodward, Inc.	23,700	942

	Total		93,482

	Information Technology (14.8%)
*	ACI Worldwide, Inc.	15,500	757
*	Acxiom Corp.	29,002	592
	ADTRAN, Inc.	24,300	478
*	Advent Software, Inc.	12,500	350
*	Alliance Data Systems Corp.	19,600	3,173
*	ANSYS, Inc.	36,500	2,972
	AOL, Inc.	30,200	1,162
*	Arrow Electronics, Inc.	41,600	1,690
*	Atmel Corp.	172,300	1,199
*	Avnet, Inc.	53,700	1,944
	Broadridge Financial Solutions, Inc.	47,800	1,187
*	Cadence Design Systems, Inc.	110,500	1,539
*	Ciena Corp.	39,800	637
*	CommVault Systems, Inc.	16,800	1,377
*	Compuware Corp.	83,200	1,040
*	Concur Technologies, Inc.	17,900	1,229
	Convergys Corp.	41,700	710
*	CoreLogic, Inc.	38,400	993
*	Cree, Inc.	45,800	2,506

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Cypress Semiconductor Corp.	52,700	581
	Diebold, Inc.	24,800	752
	DST Systems, Inc.	11,800	841
*	Equinix, Inc.	19,100	4,132
	FactSet Research Systems, Inc.	15,900	1,472
	Fair Isaac Corp.	13,900	635
*	Fairchild Semiconductor International, Inc.	49,800	704
*	Gartner, Inc.	36,600	1,991
	Global Payments, Inc.	30,900	1,535
*	Informatica Corp.	42,300	1,458
*	Ingram Micro, Inc. - Class A	59,000	1,161
*	Integrated Device Technology, Inc.	57,130	427
	InterDigital, Inc.	16,100	770
*	International Rectifier Corp.	27,100	573
	Intersil Corp. - Class A	49,500	431
*	Itron, Inc.	15,400	715
	Jack Henry & Associates, Inc.	33,800	1,562
	Lender Processing Services, Inc.	33,300	848
	Lexmark International, Inc. - Class A	24,800	655
	ManTech International Corp. - Class A	9,300	250
*	MEMC Electronic Materials, Inc.	90,700	399
	Mentor Graphics Corp.	37,100	670
*	MICROS Systems, Inc.	31,100	1,415
*	Monster Worldwide, Inc.	45,800	232
	National Instruments Corp.	37,275	1,221
*	NCR Corp.	64,200	1,769
*	NeuStar, Inc. - Class A	25,907	1,205
	Plantronics, Inc.	16,700	738
*	Polycom, Inc.	69,400	769
*	PTC, Inc.	46,900	1,195
*	QLogic Corp.	35,700	414
*	Rackspace Hosting, Inc.	43,300	2,186
*	RF Micro Devices, Inc.	109,700	584
*	Riverbed Technology, Inc.	64,100	956
*	Rovi Corp.	40,800	874
*	Semtech Corp.	26,000	920
*	Silicon Laboratories, Inc.	15,100	625
*	Skyworks Solutions, Inc.	75,300	1,659
*	Solarwinds, Inc.	24,100	1,424
	Solera Holdings, Inc.	27,000	1,575
*	Synopsys, Inc.	60,300	2,164
*	Tech Data Corp.	14,800	675
	Tellabs, Inc.	131,300	274
*	TIBCO Software, Inc.	61,000	1,233
*	Trimble Navigation, Ltd.	100,200	3,002
*	ValueClick, Inc.	27,900	824
*	VeriFone Systems, Inc.	42,300	875

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Vishay Intertechnology, Inc.	51,787	705
*	WEX, Inc.	15,200	1,193
*	Zebra Technologies Corp. - Class A	20,000	943

	Total		79,746

	Materials (6.6%)
	Albemarle Corp.	34,800	2,176
	AptarGroup, Inc.	26,000	1,491
	Ashland, Inc.	28,800	2,140
	Cabot Corp.	23,500	804
	Carpenter Technology Corp.	17,400	858
	Commercial Metals Co.	45,700	724
	Compass Minerals International, Inc.	13,100	1,034
	Cytec Industries, Inc.	17,600	1,304
	Domtar Corp.	13,600	1,056
	Grief, Inc. - Class A	11,900	638
	Intrepid Potash, Inc.	21,000	394
*	Louisiana-Pacific Corp.	54,600	1,179
	Martin Marietta Materials, Inc.	18,000	1,836
	Minerals Technologies, Inc.	13,800	573
	NewMarket Corp.	4,200	1,093
	Olin Corp.	31,400	792
	Packaging Corp. of America	38,500	1,727
	Reliance Steel & Aluminum Co.	29,900	2,128
	Rock-Tenn Co. - Class A	28,200	2,617
	Royal Gold, Inc.	25,500	1,811
	RPM International, Inc.	51,900	1,639
	The Scotts Miracle-Gro Co. - Class A	15,200	657
	Sensient Technologies Corp.	19,600	766
	Silgan Holdings, Inc.	17,717	837
	Sonoco Products Co.	39,600	1,386
	Steel Dynamics, Inc.	86,300	1,370
	The Valspar Corp.	32,800	2,042
	Worthington Industries, Inc.	20,700	641

	Total		35,713

	Telecommunication Services (0.4%)
	Telephone and Data Systems, Inc.	39,362	830
*	tw telecom, Inc.	59,600	1,501

	Total		2,331

	Utilities (5.0%)
	Alliant Energy Corp.	43,500	2,183
	Aqua America, Inc.	55,033	1,730
	Atmos Energy Corp.	35,500	1,515
	Black Hills Corp.	17,300	762
	Cleco Corp.	23,900	1,124
	Great Plains Energy, Inc.	60,277	1,398

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Hawaiian Electric Industries, Inc.	38,500	1,067
	IDACORP, Inc.	19,700	951
	MDU Resources Group, Inc.	74,100	1,852
	National Fuel Gas Co.	32,700	2,006
	NV Energy, Inc.	92,181	1,846
	OGE Energy Corp.	38,700	2,708
	PNM Resources, Inc.	31,250	728
	Questar Corp.	68,700	1,671
	UGI Corp.	44,400	1,705
	Vectren Corp.	32,200	1,141
	Westar Energy, Inc.	49,700	1,649
	WGL Holdings, Inc.	20,300	895

	Total		26,931

	Total Common Stocks (Cost: $391,740)		526,741

	Short-Term Investments (2.1%)

	Commercial Paper (2.1%)
	American Electric Power Co., Inc., 0.30%, 4/8/13	2,500,000	2,500
	Darden Restaurants, Inc., 0.20%, 4/1/13	7,000,000	7,000
(b)	Federal Home Loan Banks, 0.13%, 5/22/13	2,000,000	1,999

	Total		11,499

	Total Short-Term Investments
	(Cost: $11,499)		11,499

	Total Investments (99.9%)
	(Cost: $403,239)(a)		538,240

	Other Assets, Less
	Liabilities (0.1%)		576

	Net Assets (100.0%)		538,816

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $403,239 and the net unrealized appreciation of investments based on that cost was $135,001 which is comprised of $163,031 aggregate gross unrealized appreciation and $28,030 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $11,410)	101	6/13	$215

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$526,741	$-	$-
Short-Term Investments	-	11,499	-
Other Financial Instruments^
Futures	215	-	-
Total	$526,956	$11,499	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (90.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.5%)
	Autoliv, Inc.	10,345	715
*	Bed Bath & Beyond, Inc.	17,354	1,118
	Carnival Corp.	40,365	1,385
	CEC Entertainment, Inc.	37,741	1,236
	Coach, Inc.	13,786	689
	Hasbro, Inc.	18,696	821
	International Game Technology	63,494	1,048
	International Speedway Corp. - Class A	14,184	464
	Lowe’s Cos., Inc.	70,725	2,682
	Target Corp.	26,286	1,799
	Thor Industries, Inc.	15,764	580
	Time Warner Cable, Inc.	15,303	1,470

	Total		14,007

	Consumer Staples (6.0%)
	The Clorox Co.	11,075	980
	ConAgra Foods, Inc.	29,671	1,063
	Dr. Pepper Snapple Group, Inc.	39,673	1,863
	General Mills, Inc.	26,383	1,301
	Kellogg Co.	16,775	1,081
	Kimberly-Clark Corp.	11,013	1,079
	Kraft Foods Group, Inc.	32,104	1,654
*	Pinnacle Foods, Inc.	1,715	38
	Sysco Corp.	61,947	2,179

	Total		11,238

	Energy (4.9%)
	Apache Corp.	23,448	1,809
	Devon Energy Corp.	31,660	1,786
	EQT Corp.	5,160	350
	Helmerich & Payne, Inc.	9,205	559
	Murphy Oil Corp.	26,690	1,701
	Peabody Energy Corp.	21,900	463
*	Southwestern Energy Co.	46,941	1,749
	Spectra Energy Partners LP	18,936	745

	Total		9,162

	Financials (23.7%)
	ACE, Ltd.	17,522	1,559
	The Allstate Corp.	20,424	1,002
	American Tower Corp.	16,941	1,303
	Annaly Capital Management, Inc.	80,015	1,271
	Aon PLC	20,605	1,267
	Capitol Federal Financial, Inc.	112,680	1,360
	The Charles Schwab Corp.	80,843	1,430
	The Chubb Corp.	26,750	2,341
	Comerica, Inc.	52,761	1,897
	Commerce Bancshares, Inc.	61,242	2,501
	Cullen/Frost Bankers, Inc.	17,238	1,078
	Franklin Resources, Inc.	9,117	1,375
	HCC Insurance Holdings, Inc.	41,474	1,743

	Common Stocks (90.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HCP, Inc.	24,539	1,224
	KeyCorp	105,971	1,055
	Marsh & McLennan Cos., Inc.	48,243	1,832
	Northern Trust Corp.	90,603	4,943
	People’s United Financial, Inc.	127,173	1,709
	Piedmont Office Realty Trust, Inc. - Class A	106,369	2,084
	PNC Financial Services Group, Inc.	37,023	2,462
	Principal Financial Group, Inc.	21,080	717
	Reinsurance Group of America, Inc.	32,839	1,960
	State Street Corp.	12,956	766
	SunTrust Banks, Inc.	27,383	789
	Symetra Financial Corp.	74,809	1,003
	The Travelers Cos., Inc.	14,726	1,240
	Unum Group	38,052	1,075
	Westamerica Bancorporation	30,383	1,377

	Total		44,363

	Health Care (13.5%)
	Agilent Technologies, Inc.	36,665	1,539
	Becton, Dickinson and Co.	20,157	1,927
*	Boston Scientific Corp.	132,467	1,035
*	CareFusion Corp.	95,184	3,330
	CIGNA Corp.	13,478	841
*	Hospira, Inc.	54,831	1,800
	Humana, Inc.	17,589	1,216
*	Life Technologies Corp.	7,220	467
*	LifePoint Hospitals, Inc.	47,560	2,305
	Medtronic, Inc.	38,067	1,788
	Patterson Cos., Inc.	41,538	1,580
	Quest Diagnostics, Inc.	23,305	1,315
	STERIS Corp.	36,153	1,504
	Stryker Corp.	38,704	2,525
*	Zimmer Holdings, Inc.	28,958	2,178

	Total		25,350

	Industrials (14.7%)
	ABB, Ltd., ADR	55,104	1,254
	The ADT Corp.	26,359	1,290
	Brady Corp. - Class A	15,338	514
	Corrections Corp. of America	32,685	1,277
	General Dynamics Corp.	32,434	2,287
	Heartland Express, Inc.	131,273	1,751
	ITT Corp.	46,516	1,322
	Kaydon Corp.	46,885	1,199
	Northrop Grumman Corp.	31,651	2,220
	Raytheon Co.	22,183	1,304
	Republic Services, Inc.	183,595	6,059
	Rockwell Collins, Inc.	12,841	811
	Southwest Airlines Co.	86,666	1,168
	Tyco International, Ltd.	84,892	2,717
	Waste Management, Inc.	24,153	947

Mid Cap Value Portfolio

	Common Stocks (90.9%)		Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Woodward, Inc.		34,519	1,373

	Total			27,493

	Information Technology (5.7%)
	Analog Devices, Inc.		15,795	734
	Applied Materials, Inc.		198,967	2,682
	KLA-Tencor Corp.		12,825	676
	Microchip Technology, Inc.		20,702	761
	Molex, Inc. - Class A		26,598	642
*	SanDisk Corp.		17,467	961
	TE Connectivity, Ltd.		33,405	1,401
*	Teradyne, Inc.		117,522	1,906
	Western Digital Corp.		21,015	1,057

	Total			10,820

	Materials (2.8%)
	Bemis Co., Inc.		32,499	1,312
	Newmont Mining Corp.		43,940	1,841
	Nucor Corp.		18,063	833
	Sonoco Products Co.		34,827	1,218

	Total			5,204

	Telecommunication Services (1.8%)
	CenturyLink, Inc.		54,162	1,903
*	tw telecom, Inc.		59,483	1,498

	Total			3,401

	Utilities (10.3%)
	AGL Resources, Inc.		58,473	2,453
	The Empire District Electric Co.		66,650	1,493
	Great Plains Energy, Inc.		138,192	3,205
	IDACORP, Inc.		18,834	909
	Northeast Utilities		22,923	996
	NV Energy, Inc.		41,980	841
	PG&E Corp.		62,764	2,795
	Portland General Electric Co.		38,742	1,175
	Westar Energy, Inc.		66,194	2,196
	WGL Holdings, Inc.		10,299	454
	Wisconsin Energy Corp.		11,732	503
	Xcel Energy, Inc.		76,763	2,280

	Total			19,300

	Total Common Stocks (Cost: $146,152)			170,338

	Foreign Common Stocks (3.5%)	Country

	Energy (2.3%)
	Imperial Oil, Ltd.	Canada	106,093	4,336

	Total			4,336

	Industrials (0.7%)
	Royal Philips Electronics NV	Netherlands	46,511	1,376

	Total			1,376

Foreign Common Stocks (3.5%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.5%)
Rogers Communications, Inc. - Class B	Canada	18,168	928

Total			928

Total Foreign Common Stocks (Cost: $6,512)			6,640

Investment Companies (3.5%)
Investment Companies (3.5%) iShares Russell Midcap Value Index Fund		114,977	6,554

Total			6,554

Total Investment Companies (Cost: $5,652)			6,554

Short-Term Investments (2.0%)

Commercial Paper (2.0%)
Federal Home Loan Bank, 0.01%, 4/1/13		3,675,000	3,675

Total			3,675

Money Market Funds (0.0%)
JPMorgan Money Market Fund,		989	1

Total			1

Total Short-Term Investments
(Cost: $3,676)			3,676

Total Investments(99.9%)
(Cost: $161,992)(a)			187,208

Other Assets, Less
Liabilities (0.1%)			106

Net Assets (100.0%)			187,314

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $161,992 and the net unrealized appreciation of investments based on that cost was $25,216 which is comprised of $26,726 aggregate gross unrealized appreciation and $1,510 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	CAD	4,507	4/13	$-		$(28)	$(28)
Sell	Credit Suisse International	CHF	1,018	4/13	- (m	)	-	- (m )
Sell	UBS AG	EUR	925	4/13	6		-	6

					$6		$(28)	$(22)

CAD — Canadian Dollar

CHF — CHF

EUR — Euro

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$170,338	$-	$-
Foreign Common Stocks	6,640	-	-
Investment Companies	6,554	-	-
Short-Term Investments	1	3,675	-
Other Financial Instruments^
Forward Currency Contracts	-	6	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(28)	-
Total	$183,533	$3,659	$-

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $1,376 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (84.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)
*	Bally Technologies, Inc.	109,408	5,686
	Chico’s FAS, Inc.	203,900	3,426
*	Chuy’s Holdings, Inc.	71,700	2,336
	GameStop Corp. - Class A	68,000	1,902
*	Grand Canyon Education, Inc.	203,003	5,154
	Guess?, Inc.	72,500	1,800
*	LKQ Corp.	239,630	5,214
	Penske Automotive Group, Inc.	107,100	3,573
*	SHFL Entertainment, Inc.	164,550	2,727
*	Ulta Salon, Cosmetics & Fragrance, Inc.	15,300	1,242

	Total		33,060

	Consumer Staples (1.4%)
*	Elizabeth Arden, Inc.	47,050	1,894
*	United Natural Foods, Inc.	73,919	3,637

	Total		5,531

	Energy (7.2%)
*	Approach Resources, Inc.	156,300	3,846
	CARBO Ceramics, Inc.	26,200	2,386
*	Dril-Quip, Inc.	53,750	4,685
	EXCO Resources, Inc.	386,900	2,759
*	Gulfport Energy Corp.	95,900	4,395
*	Hornbeck Offshore Services, Inc.	95,300	4,428
*	Kodiak Oil & Gas Corp.	460,900	4,190
*	Rosetta Resources, Inc.	56,100	2,669

	Total		29,358

	Financials (9.0%)
	AmREIT, Inc., - Class B	49,058	954
	Boston Private Financial Holdings, Inc.	481,279	4,755
	CyrusOne, Inc.	136,555	3,119
	East West Bancorp, Inc.	233,850	6,003
	Education Realty Trust, Inc.	189,400	1,994
	Greenhill & Co., Inc.	14,800	790
	Healthcare Realty Trust, Inc.	125,000	3,549
	Healthcare Trust of America, Inc. - Class A	290,050	3,408
	Hercules Technology Growth Capital, Inc.	314,794	3,856
	Retail Opportunity Investments Corp.	280,000	3,923
*	Stifel Financial Corp.	125,200	4,341

	Total		36,692

	Health Care (12.4%)
*	Akorn, Inc.	131,800	1,823
*	Align Technology, Inc.	42,834	1,435

	Common Stocks (84.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Centene Corp.	40,400	1,779
*	Conceptus, Inc.	108,851	2,629
*	Cubist Pharmaceuticals, Inc.	37,650	1,763
*	DexCom, Inc.	167,042	2,793
*	Endologix, Inc.	205,942	3,326
*	Exact Sciences Corp.	346,300	3,394
*	Fluidigm Corp.	153,710	2,845
*	Health Management Associates, Inc. - Class A	166,900	2,148
*	HMS Holdings Corp.	84,550	2,296
*	Jazz Pharmaceuticals PLC	75,250	4,207
*	MWI Veterinary Supply, Inc.	100	13
*	Neogen Corp.	69,000	3,420
*	Omnicell, Inc.	202,481	3,823
	Owens & Minor, Inc.	55,300	1,801
*	Team Health Holdings, Inc.	87,750	3,192
	U.S. Physical Therapy, Inc.	138,750	3,725
	Universal Health Services, Inc. - Class B	31,250	1,996
*	Volcano Corp.	101,850	2,267

	Total		50,675

	Industrials (21.0%)
	Actuant Corp. - Class A	143,000	4,379
*	The Advisory Board Co.	34,300	1,801
*	Beacon Roofing Supply, Inc.	80,000	3,093
	Celadon Group, Inc.	223,050	4,653
*	Chart Industries, Inc.	40,042	3,204
*	DXP Enterprises, Inc.	56,650	4,232
	Graco, Inc.	74,648	4,332
*	Heritage-Crystal Clean, Inc.	172,000	2,597
*	Hexcel Corp.	189,700	5,503
*	Huron Consulting Group, Inc.	115,737	4,666
*	The Keyw Holding Corp.	348,660	5,624
	Lindsay Corp.	48,200	4,250
	The Manitowoc Co., Inc.	92,600	1,904
*	Mistras Group, Inc.	122,450	2,964
*	NCI Building Systems, Inc.	128,433	2,231
*	Oshkosh Corp.	99,900	4,245
*	Performant Financial Corp.	151,250	1,857
	Snap-on, Inc.	60,400	4,995
	Sun Hydraulics Corp.	87,750	2,853
	TransDigm Group, Inc.	24,950	3,815
	Triumph Group, Inc.	23,850	1,872
	Valmont Industries, Inc.	39,000	6,134
*	WESCO International, Inc.	63,680	4,624

	Total		85,828

	Information Technology (22.8%)
*	Aspen Technology, Inc.	104,350	3,369
*	BroadSoft, Inc.	170,600	4,516

	Common Stocks (84.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Calix, Inc.	336,350	2,741
*	Cardtronics, Inc.	85,500	2,348
*	Cavium, Inc.	102,550	3,980
*	Cornerstone OnDemand, Inc.	84,550	2,883
*	Diodes, Inc.	218,800	4,590
*	ExactTarget, Inc.	156,150	3,634
*	EZchip Semiconductor, Ltd.	120,000	2,896
	FEI Co.	57,400	3,705
*	Finisar Corp.	157,550	2,078
*	Fortinet, Inc.	202,050	4,784
*	InterXion Holding NV	193,336	4,683
*	Microsemi Corp.	174,865	4,052
	MKS Instruments, Inc.	136,055	3,701
*	Nanometrics, Inc.	181,700	2,622
*	Proofpoint, Inc.	189,800	3,200
*	PTC, Inc.	119,100	3,036
*	Skyworks Solutions, Inc.	194,350	4,281
*	Sourcefire, Inc.	46,937	2,780
*	SPS Commerce, Inc.	115,000	4,907
*	Synchronoss Technologies, Inc.	178,732	5,546
*	Tangoe, Inc.	427,450	5,296
*	TIBCO Software, Inc.	86,550	1,750
*	The Ultimate Software Group, Inc.	52,800	5,500

	Total		92,878

	Materials (1.8%)
	American Vanguard Corp.	73,300	2,239
	Balchem Corp.	118,300	5,198

	Total		7,437

	Telecommunication Services (1.0%)
*	tw telecom, Inc.	153,050	3,855

	Total		3,855

	Total Common Stocks (Cost: $287,273)		345,314

	Purchased Options (0.0%)

	Purchased Put Options (0.0%)
	Exact Sciences Corp., Expiration: April, 2013, Exercise Price: $9.00	29	36

	Total Purchased Options (Cost: $33)		36

	Investment Companies (4.1%)

	Investment Companies (4.1%)
	Market Vectors Junior Gold Miners ETF	167,400	2,803

Small Cap Growth Stock Portfolio

	Investment Companies (4.1%)	Shares/ $ Par	Value $ (000’s)

	Investment Companies continued
	SPDR S&P Biotech ETF	140,350	14,018

	Total		16,821

	Total Investment Companies (Cost: $16,977)		16,821

	Short-Term Investments (11.5%)

	Commercial Paper (11.5%)
	Alpine Securitization Corp., 0.16%, 4/16/13	5,000,000	5,000
	Caterpillar Financial Services Corp., 0.12%, 5/24/13	5,000,000	4,999
	Darden Restaurants, Inc., 0.20%, 4/1/13	7,000,000	7,000
	Duke Energy Corp., 0.28%, 4/3/13	5,000,000	5,000
(b)	Federal Home Loan Banks, 0.125%, 5/22/13	1,000,000	1,000
	Federal Home Loan Banks, 0.13%, 5/22/13	4,300,000	4,299
	John Deere Capital Corp., 0.10%, 4/24/13	5,000,000	5,000
	Jupiter Sec Co. LLC, 0.15%, 5/24/13	4,600,000	4,599
	Sheffield Receivables Corp., 0.16%, 4/23/13	5,000,000	4,999
	Toyota Motor Credit Corp., 0.13%, 4/22/13	5,000,000	4,999

	Total		46,895

	Total Short-Term Investments
	(Cost: $46,895)		46,895

	Total Investments (100.3%)
	(Cost: $351,178)(a)		409,066

	Other Assets, Less
	Liabilities (-0.3%)		(1,091)

	Net Assets (100.0%)		407,975

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $351,178 and the net unrealized appreciation of investments based on that cost was $57,887 which is comprised of $67,800 aggregate gross unrealized appreciation and $9,913 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $31,615)	337	6/13	$362

(i)	Written options outstanding on March 31, 2013.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — Exact Sciences Corp.	$12.000	4/13	286	$(19)
Call — Exact Sciences Corp.	15.000	4/13	106	(1)

(Premiums Received $23)				$(20)

CBOT — Chicago Board of Trade

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$345,314	$-	$-
Purchased Options	36	-	-
Investment Companies	16,821	-	-
Short-Term Investments	-	46,895	-
Other Financial Instruments^
Futures	362	-	-
Liabilities:
Other Financial Instruments^
Written Options	(20)	-	-
Total	$362,513	$46,895	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.7%)
	American Greetings Corp. - Class A	4,241	68
*	American Public Education, Inc.	2,385	83
	Arbitron, Inc.	3,578	168
*	Arctic Cat, Inc.	1,767	77
	Big 5 Sporting Goods Corp.	2,277	36
*	Biglari Holdings, Inc.	161	60
*	BJ’s Restaurants, Inc.	3,319	110
*	Blue Nile, Inc.	1,671	58
	Blyth, Inc.	1,509	26
*	Boyd Gaming Corp.	7,545	62
	Brown Shoe Co., Inc.	5,462	87
	Brunswick Corp.	12,089	414
	The Buckle, Inc.	3,663	171
*	Buffalo Wild Wings, Inc.	2,498	219
	Callaway Golf Co.	9,516	63
*	Capella Education Co.	1,495	47
*	Career Education Corp.	6,841	16
	The Cato Corp. - Class A	3,612	87
	CEC Entertainment, Inc.	2,253	74
*	The Children’s Place Retail Stores, Inc.	3,162	142
*	Christopher & Banks Corp.	4,958	32
*	Coinstar, Inc.	3,742	219
*	Coldwater Creek, Inc.	2,700	9
*	Corinthian Colleges, Inc.	10,471	22
	Cracker Barrel Old Country Store, Inc.	3,185	257
*	Crocs, Inc.	11,815	175
*	Digital Generation, Inc.	3,408	22
	DineEquity, Inc.	2,159	149
	Dorman Products, Inc.	3,617	135
	Drew Industries, Inc.	2,521	92
*	The E.W. Scripps Co. - Class A	3,831	46
	Ethan Allen Interiors, Inc.	3,482	115
*	Fifth & Pacific Cos., Inc.	16,062	303
	The Finish Line, Inc. - Class A	6,663	131
	Fred’s, Inc. - Class A	4,525	62
*	Genesco, Inc.	3,237	195
	Group 1 Automotive, Inc.	2,864	172
	Harte-Hanks, Inc.	5,806	45
	Haverty Furniture Cos., Inc.	2,655	55
*	Helen of Troy, Ltd.	4,260	163
*	Hibbett Sports, Inc.	3,460	195
	Hillenbrand, Inc.	8,403	212
	Hot Topic, Inc.	5,672	79
*	Iconix Brand Group, Inc.	8,691	225
	Interval Leisure Group, Inc.	5,186	113
*	iRobot Corp.	3,512	90
*	ITT Educational Services, Inc.	2,097	29
*	Jack in the Box, Inc.	5,834	202

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	JAKKS Pacific, Inc.	2,775	29
*	Jos. A. Bank Clothiers, Inc.	3,746	149
*	Kirkland’s, Inc.	2,014	23
*	K-Swiss, Inc. - Class A	3,246	15
	La-Z-Boy, Inc.	7,018	132
	Lincoln Educational Services Corp.	2,871	17
	Lithia Motors, Inc. - Class A	2,826	134
*	Live Nation, Inc.	18,921	234
*	Lumber Liquidators Holdings, Inc.	3,641	256
*	M/I Homes, Inc.	3,194	78
*	Maidenform Brands, Inc.	3,160	55
	The Marcus Corp.	2,521	31
*	MarineMax, Inc.	3,196	43
*	Marriott Vacations Worldwide Corp.	3,911	168
	The Men’s Wearhouse, Inc.	6,413	214
*	Meritage Homes Corp.	4,173	196
*	Monarch Casino & Resort, Inc.	1,277	12
	Monro Muffler Brake, Inc.	3,929	156
	Movado Group, Inc.	2,376	80
*	Multimedia Games, Inc.	3,794	79
	Nutrisystem, Inc.	3,827	32
	OfficeMax, Inc.	11,647	135
	Oxford Industries, Inc.	1,911	101
*	Papa John’s International, Inc.	2,259	140
*	The Pep Boys - Manny, Moe & Jack	7,118	84
	Perry Ellis International, Inc.	1,611	29
	PetMed Express, Inc.	2,681	36
*	Pinnacle Entertainment, Inc.	7,826	114
	Pool Corp.	6,223	299
*	Quiksilver, Inc.	16,809	102
*	Red Robin Gourmet Burgers, Inc.	1,711	78
*	Ruby Tuesday, Inc.	7,774	57
*	Rue21, Inc.	2,104	62
*	Ruth’s Hospitality Group, Inc.	4,762	45
	The Ryland Group, Inc.	6,094	254
*	Select Comfort Corp.	7,479	148
*	SHFL Entertainment, Inc.	7,545	125
*	Skechers U.S.A., Inc. - Class A	5,155	109
	Sonic Automotive, Inc. - Class A	4,909	109
*	Sonic Corp.	7,010	90
	Spartan Motors, Inc.	4,172	22
	Stage Stores, Inc.	4,277	111

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Standard Motor Products, Inc.	2,631	73
*	Standard Pacific Corp.	14,938	129
	Stein Mart, Inc.	3,692	31
*	Steven Madden, Ltd.	5,503	237
	Sturm, Ruger & Co., Inc.	2,582	131
	Superior Industries International, Inc.	3,105	58
	Texas Roadhouse, Inc.	7,711	156
	True Religion Apparel, Inc.	3,234	84
*	Tuesday Morning Corp.	5,703	44
*	Universal Electronics, Inc.	2,017	47
	Universal Technical Institute, Inc.	2,844	36
*	Vitamin Shoppe, Inc.	4,045	198
*	VOXX International Corp.	2,554	27
*	Winnebago Industries, Inc.	3,768	78
	Wolverine World Wide, Inc.	6,715	298
*	Zale Corp.	3,514	14
*	Zumiez, Inc.	2,984	68

	Total		11,704

	Consumer Staples (3.5%)
*	Alliance One International, Inc.	11,043	43
	The Andersons, Inc.	2,331	125
	B&G Foods, Inc.	7,086	216
*	The Boston Beer Co., Inc. - Class A	1,131	181
	Calavo Growers, Inc.	1,710	49
	Cal-Maine Foods, Inc.	1,869	80
	Casey’s General Stores, Inc.	5,135	299
*	Central Garden & Pet Co. - Class A	5,578	46
*	Darling International, Inc.	15,790	284
*	Diamond Foods, Inc.	2,959	50
*	The Hain Celestial Group, Inc.	6,228	380
	Inter Parfums, Inc.	2,173	53
	J & J Snack Foods Corp.	1,991	153
*	Medifast, Inc.	1,832	42
	Nash Finch Co.	1,645	32
*	Prestige Brands Holdings, Inc.	6,844	176
	Sanderson Farms, Inc.	2,684	147
*	Seneca Foods Corp. - Class A	1,043	34
	Snyders-Lance, Inc.	6,470	163
	Spartan Stores, Inc.	2,916	51
*	TreeHouse Foods, Inc.	4,852	316
	WD-40 Co.	1,966	108

	Total		3,028

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Energy (4.1%)
*	Approach Resources, Inc.	4,499	111
*	Basic Energy Services, Inc.	3,639	50
	Bristow Group, Inc.	4,834	319
*	C&J Energy Services, Inc.	6,009	138
*	Carrizo Oil & Gas, Inc.	4,914	127
*	Cloud Peak Energy, Inc.	8,156	153
*	Comstock Resources, Inc.	6,022	98
	Contango Oil & Gas Co.	1,711	68
*	ERA Group, Inc.	2,656	56
*	Exterran Holdings, Inc.	8,698	235
*	Geospace Technologies Corp.	1,724	186
	Gulf Island Fabrication, Inc.	1,932	41
*	Gulfport Energy Corp.	9,129	418
*	Hornbeck Offshore Services, Inc.	4,281	199
*	ION Geophysical Corp.	16,143	110
	Lufkin Industries, Inc.	4,518	300
*	Matrix Service Co.	3,488	52
*	PDC Energy, Inc.	4,064	201
	Penn Virginia Corp.	7,388	30
*	PetroQuest Energy, Inc.	7,557	33
*	Pioneer Energy Services Corp.	8,316	69
	SEACOR Holdings, Inc.	2,532	186
*	Stone Energy Corp.	6,603	144
*	Swift Energy Co.	5,764	85
*	TETRA Technologies, Inc.	10,483	107

	Total		3,516

	Financials (18.3%)
	Acadia Realty Trust	7,167	199
	AMERISAFE, Inc.	2,433	86
	Bank Mutual Corp.	5,775	32
	Bank of the Ozarks, Inc.	4,028	179
	Banner Corp.	2,343	75
	BBCN Bancorp, Inc.	10,560	138
	Boston Private Financial Holdings, Inc.	10,556	104
	Brookline Bancorp, Inc.	9,433	86
	Calamos Asset Management, Inc.	2,733	32
	Cash America International, Inc.	3,862	203
	Cedar Realty Trust, Inc.	7,328	45
	City Holding Co.	2,091	83
	Colonial Properties Trust	11,145	252
	Columbia Banking System, Inc.	5,323	117
	Community Bank System, Inc.	5,314	157
	Cousins Properties, Inc.	12,150	130
	CVB Financial Corp.	11,812	133
	DiamondRock Hospitality Co.	26,196	244
	Dime Community Bancshares	3,878	56
	EastGroup Properties, Inc.	4,012	233

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	eHealth, Inc.	2,715	49
	Employers Holdings, Inc.	4,125	97
*	Encore Capital Group, Inc.	2,891	87
	EPR Properties	6,276	327
*	EZCORP, Inc. - Class A	6,386	136
	F.N.B. Corp.	18,747	227
	Financial Engines, Inc.	5,626	204
*	First BanCorp.	9,434	59
*	First Cash Financial Services, Inc.	3,610	211
	First Commonwealth Financial Corp.	13,756	103
	First Financial Bancorp.	7,762	125
	First Financial Bankshares, Inc.	4,012	195
	First Midwest Bancorp, Inc.	10,070	134
*	Forestar Group, Inc.	4,669	102
	Franklin Street Properties Corp.	9,672	141
	Getty Realty Corp.	3,581	72
	Glacier Bancorp, Inc.	9,646	183
	Government Properties Income Trust	5,787	149
*	Hanmi Financial Corp.	4,221	68
	Healthcare Realty Trust, Inc.	11,910	338
	HFF, Inc. - Class A	4,372	87
	Home Bancshares, Inc.	3,090	116
	Horace Mann Educators Corp.	5,310	111
	Independent Bank Corp.	3,046	99
	Infinity Property & Casualty Corp.	1,556	87
	Inland Real Estate Corp.	10,490	106
	Interactive Brokers Group, Inc. - Class A	5,475	82
*	Investment Technology Group, Inc.	5,088	56
	Kite Realty Group Trust	9,794	66
	LaSalle Hotel Properties	12,807	325
	Lexington Realty Trust	21,770	257
	LTC Properties, Inc.	4,097	167
	MarketAxess Holdings, Inc.	5,011	187
	MB Financial, Inc.	7,343	177
	Meadowbrook Insurance Group, Inc.	6,272	44
	Medical Properties Trust, Inc.	19,850	318
	Mid-America Apartment Communities, Inc.	5,677	392
*	National Financial Partners Corp.	5,345	120
	National Penn Bancshares, Inc.	15,802	169
*	The Navigators Group, Inc.	1,415	83
	NBT Bancorp, Inc.	5,901	131
	Northwest Bancshares, Inc.	12,558	159
	Old National Bancorp	13,564	187
	Oritani Financial Corp.	5,232	81
	PacWest Bancorp	4,308	125

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Parkway Properties, Inc.	4,472	83
	Pennsylvania Real Estate Investment Trust	7,086	137
*	Pinnacle Financial Partners, Inc.	4,380	102
*	Piper Jaffray Cos., Inc.	2,181	75
*	Portfolio Recovery Associates, Inc.	2,267	288
	Post Properties, Inc.	7,315	345
	PrivateBancorp, Inc.	7,989	151
	ProAssurance Corp.	8,261	391
	Prospect Capital Corp.	26,548	290
	Provident Financial Services, Inc.	7,281	111
	PS Business Parks, Inc.	2,410	190
	RLI Corp.	2,281	164
	S&T Bancorp, Inc.	3,985	74
	Sabra Health Care REIT, Inc.	4,967	144
	Safety Insurance Group, Inc.	1,705	84
	Saul Centers, Inc.	1,707	75
	Selective Insurance Group, Inc.	7,434	178
	Simmons First National Corp. - Class A	2,218	56
	Sovran Self Storage, Inc.	4,083	263
	Sterling Bancorp	4,150	42
	Stewart Information Services Corp.	2,393	61
*	Stifel Financial Corp.	7,864	273
	Susquehanna Bancshares, Inc.	25,023	311
*	SWS Group, Inc.	3,798	23
	Tanger Factory Outlet Centers, Inc.	12,609	456
*	Texas Capital Bancshares, Inc.	5,464	221
	Tompkins Financial Corp.	1,543	65
	Tower Group International, Ltd.	5,245	97
	TrustCo Bank Corp. NY	12,592	70
	UMB Financial Corp.	4,345	213
	Umpqua Holdings Corp.	15,005	199
	United Bankshares, Inc.	6,133	163
*	United Community Banks, Inc.	6,193	70
	United Fire Group, Inc.	2,910	74
	Universal Health Realty Income Trust	1,701	98
	Urstadt Biddle Properties, Inc. - Class A	3,447	75
	ViewPoint Financial Group	4,779	96
*	Virtus Investment Partners, Inc.	777	145
*	Wilshire Bancorp, Inc.	8,315	56
	Wintrust Financial Corp.	4,958	184
*	World Acceptance Corp.	1,654	142

	Total		15,658

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care (9.4%)
	Abaxis, Inc.	2,785	132
*	ABIOMED, Inc.	4,704	88
*	Acorda Therapeutics, Inc.	5,400	173
*	Affymetrix, Inc.	9,525	45
	Air Methods Corp.	4,683	226
*	Akorn, Inc.	9,129	126
*	Align Technology, Inc.	9,645	323
	Almost Family, Inc.	1,113	23
*	Amedisys, Inc.	4,148	46
*	AMN Healthcare Services, Inc.	6,138	97
*	AmSurg Corp.	4,306	145
	Analogic Corp.	1,640	130
*	ArQule, Inc.	7,856	20
*	Bio-Reference Laboratories, Inc.	3,269	85
*	Cambrex Corp.	4,013	51
	Cantel Medical Corp.	2,877	87
*	Centene Corp.	7,015	309
	Chemed Corp.	2,569	205
	Computer Programs and Systems, Inc.	1,396	76
	CONMED Corp.	3,761	128
*	CorVel Corp.	798	40
*	Cross Country Healthcare, Inc.	4,142	22
	CryoLife, Inc.	3,353	20
*	Cubist Pharmaceuticals, Inc.	8,702	407
*	Cyberonics, Inc.	3,186	149
*	Emergent Biosolutions, Inc.	3,412	48
	Ensign Group, Inc.	2,362	79
*	Enzo Biochem, Inc.	4,476	11
*	Gentiva Health Services, Inc.	3,834	42
*	Greatbatch, Inc.	3,184	95
*	Haemonetics Corp.	6,922	288
*	Hanger Orthopedic Group, Inc.	4,591	145
*	HealthStream, Inc.	2,651	61
*	Healthways, Inc.	4,548	56
	Hi-Tech Pharmacal Co., Inc.	1,486	49
*	ICU Medical, Inc.	1,707	101
*	Integra LifeSciences Holdings	2,701	105
	Invacare Corp.	3,896	51
*	IPC The Hospitalist Co.	2,244	100
*	Kindred Healthcare, Inc.	7,142	75
	Landauer, Inc.	1,272	72
*	LHC Group, Inc.	1,981	43
*	Luminex Corp.	5,083	84
*	Magellan Health Services, Inc.	3,620	172
*	The Medicines Co.	7,221	241
*	Medidata Solutions, Inc.	2,987	173
	Meridian Bioscience, Inc.	5,552	127
*	Merit Medical Systems, Inc.	5,359	66
*	Molina Healthcare, Inc.	3,874	120

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Momenta Pharmaceuticals, Inc.	6,104	81
*	MWI Veterinary Supply, Inc.	1,612	213
*	Natus Medical, Inc.	4,015	54
*	Neogen Corp.	3,007	149
*	NuVasive, Inc.	5,903	126
*	Omnicell, Inc.	4,448	84
*	Palomar Medical Technologies, Inc.	2,389	32
*	PAREXEL International Corp.	7,793	308
*	PharMerica Corp.	3,960	55
	Quality Systems, Inc.	5,347	98
	Questcor Pharmaceuticals, Inc.	7,848	255
*	Salix Pharmaceuticals, Ltd.	6,968	357
	Spectrum Pharmaceuticals, Inc.	7,016	52
*	SurModics, Inc.	1,632	44
*	Symmetry Medical, Inc.	4,931	56
*	ViroPharma, Inc.	8,741	220
	West Pharmaceutical Services, Inc.	4,606	299

	Total		8,040

	Industrials (14.2%)
	A.O. Smith Corp.	5,205	383
	AAON, Inc.	2,499	69
	AAR Corp.	5,321	98
	ABM Industries, Inc.	6,795	151
	Actuant Corp. - Class A	9,778	299
*	Aegion Corp.	5,205	121
*	Aerovironment, Inc.	2,554	46
	Albany International Corp. - Class A	3,872	112
	Allegiant Travel Co.	2,054	182
	American Science and Engineering, Inc.	1,093	67
	Apogee Enterprises, Inc.	3,818	111
	Applied Industrial Technologies, Inc.	5,644	254
	Arkansas Best Corp.	3,195	37
	Astec Industries, Inc.	2,813	98
*	Atlas Air Worldwide Holdings, Inc.	3,545	145
	AZZ, Inc.	3,402	164
	Barnes Group, Inc.	6,335	183
	Belden, Inc.	5,968	308
	Brady Corp. - Class A	6,183	207
	Briggs & Stratton Corp.	6,458	160
	Cascade Corp.	1,069	69
	CDI Corp.	1,869	32
	CIRCOR International, Inc.	2,345	100
	Comfort Systems USA, Inc.	4,993	70
*	Consolidated Graphics, Inc.	1,096	43
	Cubic Corp.	2,150	92
	Curtiss-Wright Corp.	6,257	217
*	Dolan Co.	3,804	9
*	Dycom Industries, Inc.	4,426	87

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	EMCOR Group, Inc.	8,979	381
	Encore Wire Corp.	2,493	87
*	EnerSys	6,409	292
*	Engility Holdings, Inc.	2,223	53
*	EnPro Industries, Inc.	2,777	142
	ESCO Technologies, Inc.	3,540	145
	Exponent, Inc.	1,760	95
*	Federal Signal Corp.	8,351	68
	Forward Air Corp.	3,968	148
	Franklin Electric Co., Inc.	5,180	174
	G & K Services, Inc. - Class A	2,577	117
*	GenCorp, Inc.	8,118	108
	The GEO Group, Inc.	9,574	360
*	Gibraltar Industries, Inc.	3,911	71
	Griffon Corp.	6,154	73
	Healthcare Services Group, Inc.	9,149	235
	Heartland Express, Inc.	6,136	82
	Heidrick & Struggles International, Inc.	2,192	33
*	Hub Group, Inc. - Class A	4,741	182
*	II-VI, Inc.	7,254	124
	Insperity, Inc.	2,960	84
	Interface, Inc.	7,691	148
	John Bean Technologies Corp.	3,878	80
	Kaman Corp.	3,566	126
	Kaydon Corp.	4,300	110
	Kelly Services, Inc. - Class A	3,638	68
	Knight Transportation, Inc.	7,921	128
*	Korn/Ferry International	6,515	116
	Lindsay Corp.	1,722	152
*	Lydall, Inc.	2,281	35
*	Mobile Mini, Inc.	5,122	151
*	Moog, Inc. - Class A	6,076	278
	Mueller Industries, Inc.	3,770	201
	National Presto Industries, Inc.	655	53
*	Navigant Consulting, Inc.	6,812	90
*	NCI Building Systems, Inc.	2,537	44
*	Old Dominion Freight Line, Inc.	9,471	362
*	On Assignment, Inc.	5,844	148
*	Orbital Sciences Corp.	8,016	134
*	Orion Marine Group, Inc.	3,640	36
*	Powell Industries, Inc.	1,216	64
	Quanex Building Products Corp.	4,956	80
	Resources Connection, Inc.	5,497	70
	Simpson Manufacturing Co., Inc.	5,401	165
	SkyWest, Inc.	6,945	111
	Standex International Corp.	1,703	94
*	Teledyne Technologies, Inc.	5,000	392
	Tennant Co.	2,477	120
*	Tetra Tech, Inc.	8,649	264
	Titan International, Inc.	7,172	151

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	The Toro Co.	7,816	360
*	TrueBlue, Inc.	5,444	115
	UniFirst Corp.	2,009	182
	United Stationers, Inc.	5,405	209
	Universal Forest Products, Inc.	2,653	106
	Viad Corp.	2,716	75
*	Vicor Corp.	2,595	13
	Watts Water Technologies, Inc. - Class A	3,782	182

	Total		12,181

	Information Technology (16.0%)
*	3D Systems Corp.	10,615	342
*	Advanced Energy Industries, Inc.	4,722	86
*	Agilysys, Inc.	1,899	19
	Anixter International, Inc.	3,595	251
*	Arris Group, Inc.	15,347	263
*	ATMI, Inc.	4,288	96
*	Avid Technology, Inc.	4,070	26
	Badger Meter, Inc.	1,918	103
	Bel Fuse, Inc. - Class B	1,411	22
*	Benchmark Electronics, Inc.	7,399	133
	Black Box Corp.	2,183	48
	Blackbaud, Inc.	6,117	181
*	Blucora, Inc.	5,474	85
*	Bottomline Technologies, Inc.	5,041	144
	Brooks Automation, Inc.	8,894	91
*	Cabot Microelectronics Corp.	3,128	109
*	CACI International, Inc. - Class A	3,085	179
*	Cardtronics, Inc.	6,007	165
*	CEVA, Inc.	3,005	47
*	Checkpoint Systems, Inc.	5,466	71
*	CIBER, Inc.	9,014	42
*	Cirrus Logic, Inc.	8,629	196
	Cognex Corp.	5,374	227
	Coherent, Inc.	3,247	184
	Cohu, Inc.	3,072	29
*	comScore, Inc.	4,358	73
	Comtech Telecommunications Corp.	2,332	57
*	CSG Systems International, Inc.	4,519	96
	CTS Corp.	4,506	47
*	Cymer, Inc.	4,214	405
	Daktronics, Inc.	4,997	52
*	DealerTrack Holdings, Inc.	5,772	170
*	Dice Holdings, Inc.	6,597	67
*	Digi International, Inc.	3,506	31
*	Digital River, Inc.	4,738	67
*	Diodes, Inc.	4,812	101
*	DSP Group, Inc.	2,919	24
*	DTS, Inc.	2,515	42
	Ebix, Inc.	4,298	70

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Electro Scientific Industries, Inc.	3,362	37
*	Electronics for Imaging, Inc.	6,174	157
*	Entropic Communications, Inc.	11,974	49
	EPIQ Systems, Inc.	4,286	60
*	Exar Corp.	6,193	65
*	Exlservice Holdings, Inc.	3,490	115
*	FARO Technologies, Inc.	2,276	99
	FEI Co.	5,165	333
	Forrester Research, Inc.	1,943	61
(n)*	Gerber Scientific, Inc.	2,359	0
*	GT Advance Technologies, Inc.	15,954	52
*	Harmonic, Inc.	15,443	89
	Heartland Payment Systems, Inc.	4,950	163
*	Higher One Holdings, Inc.	4,410	39
*	Hittite Microwave Corp.	3,625	220
*	iGATE Corp.	4,088	77
*	Insight Enterprises, Inc.	5,982	123
*	Interactive Intelligence Group	1,995	88
*	Intermec, Inc.	7,535	74
*	Intevac, Inc.	3,186	15
*	Ixia	7,154	155
	j2 Global, Inc.	5,790	227
*	Kopin Corp.	8,265	31
*	Kulicke and Soffa Industries, Inc.	10,069	116
*	Liquidity Services, Inc.	3,299	98
	Littelfuse, Inc.	2,953	200
*	LivePerson, Inc.	6,737	91
*	LogMeIn, Inc.	2,994	58
*	Manhattan Associates, Inc.	2,632	196
	MAXIMUS, Inc.	4,569	365
*	Measurement Specialties, Inc.	2,069	82
*	Mercury Computer Systems, Inc.	4,328	32
	Methode Electronics, Inc.	4,720	61
	Micrel, Inc.	6,301	66
*	Microsemi Corp.	12,234	283
*	MicroStrategy, Inc. - Class A	1,195	121
	MKS Instruments, Inc.	7,055	192
	Monolithic Power Systems	4,355	106
	Monotype Imaging Holdings, Inc.	5,023	119
	MTS Systems Corp.	2,108	123
*	Nanometrics, Inc.	2,836	41
*	NETGEAR, Inc.	5,153	173
*	NetScout Systems, Inc.	4,797	118
*	Newport Corp.	5,135	87
	NIC, Inc.	7,896	151
*	OpenTable, Inc.	3,077	194

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Oplink Communications, Inc.	2,550	42
*	OSI Systems, Inc.	2,527	157
	Park Electrochemical Corp.	2,593	66
	PC-Tel, Inc.	2,333	17
*	Perficient, Inc.	4,439	52
*	Pericom Semiconductor Corp.	2,866	20
*	Plexus Corp.	4,662	113
	Power Integrations, Inc.	3,859	168
*	Procera Networks, Inc.	2,614	31
*	Progress Software Corp.	7,757	177
*	QuinStreet, Inc.	3,442	21
*	RadiSys Corp.	3,078	15
*	Rofin-Sinar Technologies, Inc.	3,772	102
*	Rogers Corp.	2,274	108
*	Rubicon Technology, Inc.	2,296	15
*	Rudolph Technologies, Inc.	4,342	51
*	ScanSource, Inc.	3,730	105
*	Sigma Designs, Inc.	4,485	22
*	Sourcefire, Inc.	4,111	243
*	Stamps.com, Inc.	1,883	47
*	STR Holdings, Inc.	5,196	11
*	Super Micro Computer, Inc.	3,554	40
	Supertex, Inc.	1,389	31
*	Sykes Enterprises, Inc.	5,223	83
*	Symmetricom, Inc.	5,454	25
*	Synaptics, Inc.	4,308	175
*	Synchronoss Technologies, Inc.	3,629	113
*	SYNNEX Corp.	3,552	131
*	Take-Two Interactive Software, Inc.	12,285	198
*	TeleTech Holdings, Inc.	2,948	63
	Tessera Technologies, Inc.	7,014	132
*	TriQuint Semiconductor, Inc.	21,549	109
*	TTM Technologies, Inc.	7,030	53
*	Tyler Technologies, Inc.	3,623	222
*	Ultratech, Inc.	3,652	144
	United Online, Inc.	12,340	74
*	VASCO Data Security International, Inc.	3,866	33
*	Veeco Instruments, Inc.	5,249	201
*	ViaSat, Inc.	5,434	263
*	Virtusa Corp.	2,719	65
*	Volterra Semiconductor Corp.	3,358	48
*	Websense, Inc.	4,901	74
*	XO Group, Inc.	3,295	33

	Total		13,736

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Materials (5.9%)
	A. Schulman, Inc.	3,948	125
*	A.M. Castle & Co.	2,229	39
	AK Steel Holding Corp.	18,268	61
	AMCOL International Corp.	3,384	102
	American Vanguard Corp.	3,246	99
	Balchem Corp.	3,963	174
	Buckeye Technologies, Inc.	5,210	156
*	Calgon Carbon Corp.	7,229	131
*	Century Aluminum Co.	6,885	53
*	Clearwater Paper Corp.	3,081	162
	Deltic Timber Corp.	1,460	100
	Eagle Materials, Inc.	6,286	419
	Globe Specialty Metals, Inc.	8,580	119
	H.B. Fuller Co.	6,690	261
	Hawkins, Inc.	1,232	49
	Haynes International, Inc.	1,655	92
*	Headwaters, Inc.	9,767	107
	Innophos Holdings, Inc.	2,926	160
	Kaiser Aluminum Corp.	2,252	146
	KapStone Paper & Packaging Corp.	5,219	145
	Koppers Holdings, Inc.	2,766	122
*	Kraton Performance Polymers, Inc.	4,328	101
*	LSB Industries, Inc.	2,525	88
	Materion Corp.	2,739	78
	Myers Industries, Inc.	4,124	58
	Neenah Paper, Inc.	2,126	65
	Olympic Steel, Inc.	1,232	29
*	OM Group, Inc.	4,341	102
	P.H. Glatfelter Co.	5,745	134
	PolyOne Corp.	13,308	325
	Quaker Chemical Corp.	1,754	104
*	RTI International Metals, Inc.	4,081	129
	Schweitzer-Mauduit International, Inc.	4,207	163
	Stepan Co.	2,356	149
*	Stillwater Mining Co.	15,762	204
*	SunCoke Energy, Inc.	9,391	153
*	Texas Industries, Inc.	2,791	176
	Tredegar Corp.	3,225	95
	Wausau Paper Corp.	6,220	67
	Zep, Inc.	3,002	45

	Total		5,087

	Telecommunication Services (0.4%)
	Atlantic Tele-Network, Inc.	1,258	61
*	Cbeyond, Inc.	3,997	30
*	Cincinnati Bell, Inc.	27,169	88
*	General Communication, Inc. - Class A	4,360	40
	Lumos Networks Corp.	1,987	27
	NTELOS Holdings Corp.	2,026	26
	USA Mobility, Inc.	2,941	39

	Total		311

Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.6%)
ALLETE, Inc.	4,762	234
American States Water Co.	2,582	149
Avista Corp.	8,023	220
CH Energy Group, Inc.	2,008	131
El Paso Electric Co.	5,391	181
The Laclede Group, Inc.	2,814	120
New Jersey Resources Corp.	5,605	251
Northwest Natural Gas Co.	3,611	158
NorthWestern Corp.	4,992	199
Piedmont Natural Gas Co., Inc.	10,171	334
South Jersey Industries, Inc.	4,255	237
Southwest Gas Corp.	6,206	295
UIL Holdings Corp.	6,820	270
UNS Energy Corp.	5,548	272

Total		3,051

Total Common Stocks (Cost: $61,911)		76,312

Investment Companies (2.7%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (2.7%)
iShares S&P SmallCap 600 Index Fund	26,850	2,337

Total		2,337

Total Investment Companies (Cost: $2,301)		2,337

Short-Term Investments (8.1%)

Commercial Paper (8.1%)
American Electric Power Co., Inc., 0.30%, 4/8/13	700,000	700
Darden Restaurants, Inc., 0.20%, 4/1/13	800,000	800
Duke Energy Corp., 0.25%, 4/2/13	800,000	800
Federal National Mortgage, 0.08%, 5/1/13	2,200,000	2,200
Govco LLC, 0.23%, 4/12/13	800,000	800
Nestle Capital Corp., 0.05%, 4/8/13	800,000	800
Public Service Electric & Gas, 0.22%, 4/1/13	800,000	800

Total		6,900

Total Short-Term Investments
(Cost: $6,900)		6,900

Total Investments (99.9%)
(Cost: $71,112)(a)		85,549

Other Assets, Less
Liabilities (0.1%)		44

Net Assets (100.0%)		85,593

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $71,112 and the net unrealized appreciation of investments based on that cost was $14,437 which is comprised of $17,898 aggregate gross unrealized appreciation and $3,461 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P Smallcap 600 Index	JPMorgan Chase London	1-Month Usd Libor - 12 Bps	S&P Smallcap 600 Index	5/13	7,163	$-

						$-

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$76,312	$-	$-
Investment Companies	2,337	-	-
Short-Term Investments	-	6,900	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$78,649	$6,900	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.0%)
	Aaron’s, Inc.	309,000	8,862
*	Ascent Media Corp. - Class A	44,000	3,275
	Brunswick Corp.	55,900	1,913
	CSS Industries, Inc.	81,000	2,104
	Culp, Inc.	91,500	1,456
	Drew Industries, Inc.	124,100	4,506
	Ethan Allen Interiors, Inc.	48,800	1,606
*	Fifth & Pacific Co.	91,000	1,718
	Fred’s, Inc. - Class A	113,700	1,555
	Haverty Furniture Cos., Inc.	142,600	2,932
*	M/I Homes, Inc.	69,100	1,689
*	MarineMax, Inc.	129,000	1,753
	Matthews International Corp. - Class A	101,400	3,538
	The Men’s Wearhouse, Inc.	100,000	3,342
*	Meritage Homes Corp.	112,500	5,272
*	Modine Manufacturing Co.	175,000	1,593
*	Orient-Express Hotels, Ltd. - Class A	217,500	2,145
	Pool Corp.	102,000	4,896
*	Red Robin Gourmet Burgers, Inc.	24,490	1,117
	Saga Communications, Inc. - Class A	58,933	2,726
*	Stanley Furniture Co., Inc.	91,000	404
	Stein Mart, Inc.	227,000	1,902
	True Religion Apparel, Inc.	32,400	846
*	Winnebago Industries, Inc.	155,000	3,199

	Total		64,349

	Consumer Staples (0.5%)
*	Alliance One International, Inc.	280,400	1,091
	Nash Finch Co.	69,000	1,351

	Total		2,442

	Energy (5.6%)
*	Atwood Oceanics, Inc.	43,500	2,286
*	C&J Energy Services, Inc.	63,500	1,454
	CARBO Ceramics, Inc.	27,900	2,541
*	Cloud Peak Energy, Inc.	101,000	1,897
	GasLog, Ltd.	176,100	2,265
*	Hercules Offshore, Inc.	150,000	1,113
*	Northern Oil and Gas, Inc.	175,200	2,519
*	Oasis Petroleum, Inc.	117,500	4,473
*	PDC Energy, Inc.	42,389	2,101
*	Swift Energy Co.	131,100	1,942

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Teekay Tankers, Ltd. - Class A	321,200	915
*	TETRA Technologies, Inc.	200,000	2,052

	Total		25,558

	Financials (22.7%)
	Acadia Realty Trust	73,800	2,049
	Alterra Capital Holdings, Ltd.	71,000	2,237
	Ares Capital Corp.	257,200	4,655
	Assured Guaranty, Ltd.	89,094	1,836
	CBL & Associates Properties, Inc.	193,100	4,557
	Cedar Realty Trust, Inc.	215,000	1,314
	Columbia Banking System, Inc.	69,000	1,517
	Compass Diversified Holdings	139,000	2,206
	East West Bancorp, Inc.	192,300	4,936
	Employers Holdings, Inc.	63,000	1,477
	First Potomac Realty Trust	161,000	2,388
	Glacier Bancorp, Inc.	181,700	3,449
	Hatteras Financial Corp.	59,800	1,640
	Hercules Technology Growth Capital, Inc.	242,900	2,976
	Home Bancshares, Inc.	117,700	4,434
	JMP Group, Inc.	95,000	657
	KCAP Financial, Inc.	168,000	1,809
	Kilroy Realty Corp.	91,800	4,810
	Kite Realty Group Trust	228,196	1,538
	LaSalle Hotel Properties	131,000	3,325
*	Markel Corp.	5,400	2,719
	Meadowbrook Insurance Group, Inc.	194,198	1,369
	National Interstate Corp.	124,000	3,718
*	Piper Jaffray Cos., Inc.	36,000	1,235
	Potlatch Corp.	78,800	3,614
	ProAssurance Corp.	203,600	9,636
	PS Business Parks, Inc.	10,100	797
	Radian Group, Inc.	149,500	1,601
	Redwood Trust, Inc.	176,000	4,080
*	Safeguard Scientifics, Inc.	78,000	1,232
	Saul Centers, Inc.	34,000	1,487
*	Signature Bank	44,000	3,465
*	Stifel Financial Corp.	81,000	2,808
*	SVB Financial Group	95,000	6,739
	Washington Real Estate Investment Trust	70,300	1,957
	Wintrust Financial Corp.	110,600	4,097

	Total		104,364

	Health Care (3.7%)
	Analogic Corp.	32,300	2,552
	Landauer, Inc.	31,800	1,793

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Momenta Pharmaceuticals, Inc.	109,000	1,454
	National Healthcare Corp.	57,500	2,629
*	Quidel Corp.	97,000	2,304
*	Triple-S Management Corp. - Class B	86,100	1,500
	West Pharmaceutical Services, Inc.	75,200	4,883

	Total		17,115

	Industrials (24.7%)
*	Aegion Corp.	142,000	3,287
*	Alaska Air Group, Inc.	110,700	7,080
	Astec Industries, Inc.	50,900	1,778
*	Beacon Roofing Supply, Inc.	225,100	8,702
	Belden, Inc.	92,400	4,772
	Cascade Corp.	36,300	2,359
	CIRCOR International, Inc.	58,800	2,499
	Comfort Systems USA, Inc.	124,000	1,747
*	Dolan Co.	147,000	351
	Franklin Electric Co., Inc.	71,156	2,389
*	FTI Consulting, Inc.	36,800	1,386
	G & K Services, Inc. - Class A	84,300	3,837
*	Genesee & Wyoming, Inc. - Class A	100,600	9,367
*	Gibraltar Industries, Inc.	163,000	2,975
*	Hub Group, Inc. - Class A	73,500	2,827
	IDEX Corp.	77,500	4,140
	Kaman Corp.	72,400	2,568
*	Kirby Corp.	91,500	7,027
*	Kratos Defense & Security Solutions, Inc.	202,000	1,016
	Landstar System, Inc.	164,800	9,408
	McGrath Rentcorp	158,000	4,914
	Mine Safety Appliances Co.	71,086	3,527
*	Navigant Consulting, Inc.	167,000	2,194
	Nordson Corp.	88,200	5,817
*	On Assignment, Inc.	137,200	3,473
*	Proto Labs, Inc.	23,500	1,154
	Quanex Building Products Corp.	95,000	1,530
	Sun Hydraulics Corp.	18,236	593
	Universal Forest Products, Inc.	67,000	2,667
*	Universal Truckload Services, Inc.	6,479	151
	Waste Connections, Inc.	96,162	3,460
	Woodward, Inc.	105,500	4,195

	Total		113,190

Small Cap Value Portfolio

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.2%)
*	Accelrys, Inc.	102,300	998
*	Advanced Energy Industries, Inc.	150,000	2,745
*	ATMI, Inc.	71,000	1,593
	Brooks Automation, Inc.	138,000	1,405
*	Cabot Microelectronics Corp.	68,200	2,370
	Cognex Corp.	35,300	1,488
	Electro Rent Corp.	189,600	3,515
	Electro Scientific Industries, Inc.	136,400	1,507
*	Entegris, Inc.	155,600	1,534
*	Ixia	197,000	4,263
	Littelfuse, Inc.	65,900	4,471
	Methode Electronics, Inc.	73,200	943
*	Newport Corp.	115,000	1,946
*	Progress Software Corp.	156,500	3,565
*	Sonus Networks, Inc.	474,500	1,229
*	SYNNEX Corp.	87,600	3,241
*	Teradyne, Inc.	176,000	2,855
*	Websense, Inc.	109,000	1,635
	Xyratex, Ltd.	91,100	902

	Total		42,205

	Materials (10.5%)
	AMCOL International Corp.	74,000	2,234
	American Vanguard Corp.	114,400	3,494
	AptarGroup, Inc.	109,200	6,262
	Carpenter Technology Corp.	77,300	3,810
*	Clearwater Paper Corp.	82,400	4,342
	Deltic Timber Corp.	54,600	3,752
	Franco-Nevada Corp.	50,600	2,307
	Innospec, Inc.	150,100	6,646
	Minerals Technologies, Inc.	67,400	2,798
	Myers Industries, Inc.	180,800	2,524
*	North American Palladium, Ltd.	680,000	972
	Royal Gold, Inc.	45,686	3,245
	Schnitzer Steel Industries, Inc.	51,000	1,360
*	Stillwater Mining Co.	67,300	870
*	Texas Industries, Inc.	26,600	1,679
	Wausau Paper Corp.	178,000	1,919

	Total		48,214

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	207,000	2,275

	Total		2,275

	Utilities (4.2%)
	Black Hills Corp.	50,467	2,223
	Cleco Corp.	107,500	5,056
	El Paso Electric Co.	97,400	3,277
	NorthWestern Corp.	64,900	2,587

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
PNM Resources, Inc.	79,700	1,856
Southwest Gas Corp.	74,100	3,517
UNS Energy Corp.	12,300	602

Total		19,118

Total Common Stocks (Cost: $293,110)		438,830

Preferred Stocks (0.5%)

Financials (0.5%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,359	2,282

Total		2,282

Total Preferred Stocks (Cost: $1,348)		2,282

Investment Companies (0.6%)

Investment Companies (0.6%)
iShares Russell 2000 Value Index Fund	35,300	2,959

Total		2,959

Total Investment Companies (Cost: $1,962)		2,959

Short-Term Investments (3.5%)

Money Market Funds (3.5%)
T. Rowe Price Reserve Investment Fund	16,030,409	16,030

Total		16,030

Total Short-Term Investments
(Cost: $16,030)		16,030

Total Investments (100.2%)
(Cost: $312,450)(a)		460,101

Other Assets, Less
Liabilities (-0.2%)		(818)

Net Assets (100.0%)		459,283

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $312,450 and the net unrealized appreciation of investments based on that cost was $147,651 which is comprised of $163,854 aggregate gross unrealized appreciation and $16,203 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$438,830	$-	$-
Preferred Stocks	-	2,282	-
Investment Companies	2,959	-	-
Short-Term Investments	16,030	-	-
Total	$457,819	$2,282	$-

International Growth Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
	Compagnie Financiere Richemont SA	Switzerland	71,636	5,622
*	Ctrip.com International, Ltd., ADR	China	115,989	2,480
	Isuzu Motors, Ltd.	Japan	1,079,000	6,499
	Kabel Deutschland Holding AG	Germany	63,295	5,840
*	PC Jeweller, Ltd.	India	733,216	1,543
	Prada S.p.A	Italy	436,400	4,410
	Rakuten, Inc.	Japan	712,200	7,271
	Renault SA	France	108,827	6,818
	Samsonite International SA	Luxembourg	1,692,000	4,224
	WPP PLC	United Kingdom	422,714	6,738

	Total			51,445

	Consumer Staples (14.1%)
	Beiersdorf AG	Germany	21,543	1,990
	ITC, Ltd.	India	799,790	4,560
	Japan Tobacco, Inc.	Japan	275,900	8,807
	Pernod-Ricard SA	France	56,934	7,095
	Reckitt Benckiser Group PLC	United Kingdom	141,710	10,159
	SABMiller PLC	United Kingdom	137,721	7,249
	Sugi Holdings Co., Ltd.	Japan	55,000	1,960
	Unilever NV	Netherlands	182,910	7,492

	Total			49,312

	Energy (4.2%)
	Canadian Natural Resources, Ltd.	Canada	169,720	5,442
	Petrofac, Ltd.	United Kingdom	234,006	5,095
	Tullow Oil PLC	United Kingdom	230,366	4,309

	Total			14,846

	Financials (20.7%)
	AIA Group, Ltd.	Hong Kong	2,429,000	10,608
	Banco Bilbao Vizcaya Argentaria SA	Spain	275,953	2,392
	Banco do Brasil SA	Brazil	344,000	4,661
	Bangkok Bank PCL	Thailand	146,200	1,108
	Bank Zachodni WBK SA	Poland	19,416	1,502
	BNP Paribas SA	France	24,027	1,233
	China Construction Bank Corp. - Class H	China	4,875,000	3,982
	Fibra Uno Administracion SA de CV	Mexico	577,000	1,904
	Grupo BTG Pactual	Brazil	293,700	4,901
	Hang Lung Properties, Ltd.	Hong Kong	1,343,411	5,028
	HSBC Holdings PLC	United Kingdom	322,361	3,441
	ICICI Bank, Ltd.	India	141,857	2,741
*	ING Groep NV	Netherlands	160,567	1,140
	Japan Exchange Group, Inc.	Japan	44,300	4,104
	Mitsubishi Estate Co., Ltd.	Japan	249,000	7,012
	Power Finance Corp., Ltd.	India	649,296	2,181
	Prudential PLC	United Kingdom	475,783	7,699
	Standard Chartered PLC	United Kingdom	117,930	3,052

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Turkiye Halk Bankasi A.S.	Turkey	348,063	3,722

	Total			72,411

	Health Care (8.0%)
	Elekta AB - Class B	Sweden	224,609	3,411
	Meda AB	Sweden	615,984	7,302
	Novartis AG	Switzerland	80,971	5,753
	Novo Nordisk A/S	Denmark	25,454	4,136
	Shire PLC	Ireland	238,867	7,273

	Total			27,875

	Industrials (14.5%)
	A.P. Moller - Maersk A/S	Denmark	1,083	8,453
	Canadian Pacific Railway, Ltd.	Canada	74,757	9,754
	Fanuc Corp.	Japan	69,000	10,548
	Koninklijke Vopak NV	Netherlands	59,836	3,607
	Kuehne + Nagel International AG	Switzerland	86,339	9,413
	Nabtesco Corp.	Japan	85,300	1,742
	Vallourec SA	France	47,810	2,298
	The Weir Group PLC	United Kingdom	147,327	5,066

	Total			50,881

	Information Technology (13.6%)
	ARM Holdings PLC	United Kingdom	688,566	9,636
	Hexagon AB - Class B	Sweden	265,715	7,238
	Keyence Corp.	Japan	23,600	7,220
	Samsung Electronics Co., Ltd.	South Korea	3,126	4,243
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,976,000	9,952
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	739,571	9,215

	Total			47,504

	Materials (7.3%)
	LyondellBasell Industries NV	Netherlands	115,146	7,288
	Potash Corp. of Saskatchewan, Inc.	Canada	152,195	5,978
	Rio Tinto PLC	United Kingdom	104,181	4,883
*	ThyssenKrupp AG	Germany	359,740	7,316

	Total			25,465

	Total Foreign Common Stocks
	(Cost: $291,320)			339,739

	Total Investments (97.1%)
	(Cost: $291,320)(a)			339,739

	Other Assets, Less
	Liabilities (2.9%)			10,065

	Net Assets (100.0%)			349,804

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $291,320 and the net unrealized appreciation of investments based on that cost was $48,419 which is comprised of $56,027 aggregate gross unrealized appreciation and $7,608 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	19.2%
Japan	15.8%
Sweden	7.8%
Canada	6.1%
Switzerland	5.9%
Netherlands	5.6%
Other	36.7%
Total	97.1%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$339,739	$-	$-
Total	$339,739	$-	$-

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $307,099 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Research International Core Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Arcos Dorados Holdings, Inc.	Virgin Islands (British)	198,980	2,627
	Compass Group PLC	United Kingdom	113,620	1,451
	DENSO Corp.	Japan	107,000	4,518
	GKN PLC	United Kingdom	139,398	560
	Hennes & Mauritz AB - B Shares	Sweden	54,410	1,946
	Honda Motor Co., Ltd.	Japan	139,200	5,324
	Li & Fung, Ltd.	Hong Kong	2,038,000	2,809
	LVMH Moet Hennessy Louis Vuitton SA	France	14,774	2,536
	Nippon Television Holdings	Japan	106,400	1,573
	Publicis Groupe SA	France	41,642	2,792
	Sands China, Ltd.	Macau	561,600	2,912
	Whitbread PLC	United Kingdom	48,595	1,896

	Total			30,944

	Consumer Staples (11.0%)
	Danone SA	France	74,565	5,188
	Heineken NV	Netherlands	50,025	3,771
	Japan Tobacco, Inc.	Japan	146,800	4,686
	Kobayashi Pharmaceutical Co., Ltd.	Japan	1,600	78
	Lawson, Inc.	Japan	20,700	1,588
	M Dias Branco SA	Brazil	39,400	1,570
	Nestle SA	Switzerland	112,121	8,108
	Pernod-Ricard SA	France	24,423	3,043
	Reckitt Benckiser Group PLC	United Kingdom	39,147	2,806
	Wumart Stores, Inc.	China	265,000	479

	Total			31,317

	Energy (7.7%)
	BG Group PLC	United Kingdom	144,904	2,486
	BP PLC	United Kingdom	808,959	5,653
*	Cairn Energy PLC	United Kingdom	115,959	482
	Cenovus Energy, Inc.	Canada	46,580	1,442
	INPEX Corp.	Japan	392	2,099
	Oil Search, Ltd.	Australia	130,040	1,006
	Reliance Industries, Ltd.	India	109,212	1,563
	Royal Dutch Shell PLC - Class A	Netherlands	223,333	7,225

	Total			21,956

	Financials (23.9%)
	Aeon Credit Service Co., Ltd.	Japan	70,300	1,988
	AIA Group, Ltd.	Hong Kong	669,800	2,925
	Banco Santander SA	Spain	220,749	1,483
	Barclays PLC	United Kingdom	1,197,142	5,296
	BNP Paribas SA	France	80,655	4,140
	DBS Group Holdings, Ltd.	Singapore	191,000	2,464
	Delta Lloyd NV	Netherlands	56,940	977
*	Erste Group Bank AG	Austria	116,871	3,255

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Grupo Financiero Santander Mexico SAB de CV, ADR - Class B	Mexico	67,870	1,047
	GSW Immobilien AG	Germany	27,211	1,076
	HDFC Bank, Ltd., ADR	India	29,640	1,109
	Hiscox, Ltd.	Bermuda	162,674	1,359
	HSBC Holdings PLC	United Kingdom	462,356	4,935
	ICICI Bank, Ltd.	India	47,244	913
*	ING Groep NV	Netherlands	368,076	2,612
	Itau Unibanco Holding SA, ADR	Brazil	51,890	924
	KBC Groep NV	Belgium	53,484	1,842
	Mitsubishi Estate Co., Ltd.	Japan	135,000	3,802
	Mitsubishi UFJ Financial Group, Inc.	Japan	353,800	2,120
	PT Bank Mandiri Tbk	Indonesia	1,040,500	1,071
	PT Bank Rakyat Indonesia Tbk	Indonesia	1,243,000	1,119
*	SBERBANK-SPONSORED, ADR	Russia	97,274	1,247
	Siam Commercial Bank PCL	Thailand	194,800	1,181
	Sony Financial Holdings, Inc.	Japan	71,200	1,059
	Standard Chartered PLC	United Kingdom	129,568	3,354
	Sumitomo Mitsui Financial Group, Inc.	Japan	124,600	5,083
*	UBS AG	Switzerland	155,275	2,380
*	UniCredit SpA	Italy	285,823	1,220
*	Westpac Banking Corp.	Australia	198,510	6,357

	Total			68,338

	Health Care (10.1%)
	Bayer AG	Germany	37,035	3,820
	Diagnosticos da America SA	Brazil	149,000	855
	GlaxoSmithKline PLC	United Kingdom	235,445	5,504
	Miraca Holdings, Inc.	Japan	27,000	1,294
	Novartis AG	Switzerland	94,960	6,747
	Roche Holding AG	Switzerland	25,786	6,003
	Santen Pharmaceutical Co., Ltd.	Japan	71,900	3,327
*	Sonova Holding AG	Switzerland	12,053	1,446

	Total			28,996

	Industrials (12.2%)
	Atlas Copco AB	Sweden	82,534	2,343
	East Japan Railway Co.	Japan	24,200	1,987
	Glory, Ltd.	Japan	86,500	2,069
	Hutchison Whampoa, Ltd.	Hong Kong	223,000	2,326
	JGC Corp.	Japan	114,000	2,914
	Joy Global, Inc.	United States	43,490	2,589
	Kuehne + Nagel International AG	Switzerland	18,140	1,978
	Legrand SA	France	21,860	953
	Mitsubishi Corp.	Japan	92,300	1,726
	Schindler Holding AG	Switzerland	23,355	3,422
	Schneider Electric SA	France	59,092	4,318
	Siemens AG	Germany	43,803	4,718

Research International Core Portfolio

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Sinotruk Hong Kong, Ltd.	China	341,000	184
	Yamato Holdings Co., Ltd.	Japan	190,000	3,435

	Total			34,962

	Information Technology (6.3%)
	Amadeus IT Holding SA- Class A	Spain	64,680	1,747
	ASML Holding NV	Netherlands	9,721	654
	Canon, Inc.	Japan	73,300	2,686
*	Cognizant Technology Solutions Corp. - Class A	United States	19,120	1,465
	Dassault Systemes SA	France	15,519	1,794
	Nomura Research Institute, Ltd.	Japan	67,100	1,731
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	623,189	2,084
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	301,179	3,753
	Yahoo! Japan Corp.	Japan	4,404	2,023

	Total			17,937

	Materials (7.6%)
	Akzo Nobel NV	Netherlands	70,064	4,447
	Chugoku Marine Paints, Ltd.	Japan	94,000	500
	Iluka Resources, Ltd.	Australia	286,949	2,793
	Linde AG	Germany	26,144	4,861
	Newcrest Mining, Ltd.	Australia	45,683	954
	Nippon Paint Co., Ltd.	Japan	102,000	1,019
	Rio Tinto PLC	United Kingdom	124,030	5,814
	Symrise AG	Germany	32,113	1,272

	Total			21,660

	Telecommunication Services (5.2%)
	Bezeq Israeli Telecommunication Corp., Ltd.	Israel	927,950	1,286
	BT Group PLC	United Kingdom	349,300	1,475
	China Unicom Hong Kong, Ltd.	Hong Kong	794,000	1,060
	KDDI Corp.	Japan	102,600	4,278
	TDC A/S	Denmark	171,779	1,320
	Telecom Italia S.p.A. - Rights	Italy	1,553,707	956
	Tim Participacoes SA, ADR	Brazil	67,131	1,469
	Vodafone Group PLC	United Kingdom	1,085,296	3,077

	Total			14,921

	Utilities (3.1%)
	China Resources Gas Group, Ltd.	Hong Kong	334,000	921
	EDP - Energias do Brasil SA	Brazil	348,000	2,185
	GDF Suez	France	100,861	1,942
	Suez Environnement Co.	France	91,040	1,161
	Tokyo Gas Co., Ltd.	Japan	471,000	2,542

	Total			8,751

	Total Foreign Common Stocks (Cost: $246,192)			279,782

Short-Term Investments (1.2%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (1.2%)
Bank of Nova Scotia, 0.06%, 4/1/13	United States	3,478,000	3,478

Total			3,478

Total Short-Term Investments
(Cost: $3,478)			3,478

Total Investments (99.1%)
(Cost: $249,670)(a)			283,260

Other Assets, Less
Liabilities (0.9%)			2,519

Net Assets (100.0%)			285,779

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $249,670 and the net unrealized appreciation of investments based on that cost was $33,590 which is comprised of $39,994 aggregate gross unrealized appreciation and $6,404 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	22.9%
United Kingdom	15.7%
Switzerland	10.5%
France	9.8%
Netherlands	6.9%
Germany	5.5%
Other	27.8%
Total	99.1%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Financials	$67,158	$1,181	$-
All Others	211,443	-	-
Short-Term Investments	-	3,478	-
Total	$278,601	$4,659	$-

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $266,236 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

International Equity Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.9%)
	Cie Generale des Etablissements Michelin	France	264,268	22,104
	Hyundai Mobis	South Korea	66,060	18,465
	Kingfisher PLC	United Kingdom	6,466,180	28,276
	Marks & Spencer Group PLC	United Kingdom	3,687,520	21,852
*	Mazda Motor Corp.	Japan	1,955,880	5,714
	Namco Bandai Holdings, Inc.	Japan	841,460	14,838
	Nikon Corp.	Japan	311,500	7,297
	Nissan Motor Co., Ltd.	Japan	2,114,490	20,373
*	Toyota Motor Corp.	Japan	534,020	27,372

	Total			166,291

	Consumer Staples (1.9%)
	Tesco PLC	United Kingdom	4,916,610	28,504

	Total			28,504

	Energy (9.3%)
	China Coal Energy Co., Ltd.	China	11,855,740	10,569
	China Shenhua Energy Co., Ltd.	China	2,712,940	9,856
	Eni SpA	Italy	899,565	20,214
	Galp Energia SGPS SA	Portugal	1,618,820	25,357
	Petroleo Brasileiro SA, ADR	Brazil	370,530	6,140
	Repsol SA	Spain	241,770	4,912
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	28,194
	Statoil ASA	Norway	491,680	11,886
	Talisman Energy, Inc.	Canada	1,011,970	12,372
	Trican Well Service, Ltd.	Canada	862,290	12,648

	Total			142,148

	Financials (20.7%)
	Aegon NV	Netherlands	931,090	5,599
	AIA Group, Ltd.	Hong Kong	5,984,820	26,137
	Aviva PLC	United Kingdom	2,395,180	10,780
	AXA SA	France	554,855	9,538
	Bangkok Bank Public Co., Ltd.	Thailand	2,559,200	19,750
	BNP Paribas SA	France	219,470	11,264
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	10,952
	China Life Insurance Co., Ltd.	China	6,621,000	17,144
*	Credit Suisse Group AG	Switzerland	951,410	24,965
	DBS Group Holdings, Ltd.	Singapore	2,175,000	28,057
	Deutsche Boerse AG	Germany	59,530	3,605
	Housing Development Finance Corp., Ltd.	India	47,610	721
	HSBC Holdings PLC	United Kingdom	2,956,937	31,236
*	ING Groep NV	Netherlands	1,845,152	13,096
*	Lloyds Banking Group PLC	United Kingdom	20,101,110	14,871
	NKSJ Holdings, Inc.	Japan	397,200	8,308
	Nordea Bank AB	Sweden	2,758,570	31,241
	Standard Chartered PLC	United Kingdom	867,390	22,451

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Swiss Reinsurance Co., Ltd.	Switzerland	302,612	24,609

	Total			314,324

	Health Care (16.1%)
*	Algeta ASA	Norway	270,370	9,096
*	Basilea Pharmaceutica AG	Switzerland	87,430	5,296
	Bayer AG	Germany	384,080	39,618
*	Elan Corp. PLC, ADR	Ireland	1,915,120	22,598
	Getinge AB - Class B	Sweden	591,650	18,067
	GlaxoSmithKline PLC	United Kingdom	633,240	14,803
	Ipsen SA	France	282,440	10,103
	Merck KGaA	Germany	233,520	35,232
*	Nobel Biocare Holding AG	Switzerland	1,714,400	17,157
	Roche Holding AG	Switzerland	195,570	45,529
	Sanofi	France	246,075	25,004
*	Sorin SpA	Italy	804,917	2,066

	Total			244,569

	Industrials (11.4%)
*	ABB, Ltd.	Switzerland	643,060	14,503
	Deutsche Lufthansa AG	Germany	898,420	17,545
	G4S PLC	United Kingdom	4,897,450	21,684
	Hutchison Whampoa, Ltd.	Hong Kong	1,389,983	14,495
*	International Consolidated Airlines Group SA	United Kingdom	5,205,520	20,027
	ITOCHU Corp.	Japan	2,092,640	25,543
*	Qantas Airways, Ltd.	Australia	8,270,480	15,370
	Shanghai Electric Group Co., Ltd.	China	31,604,000	12,296
	Siemens AG, ADR	Germany	228,990	24,685
	TNT Express NV	Netherlands	993,080	7,279

	Total			173,427

	Information Technology (9.5%)
	Capcom Co., Ltd.	Japan	468,400	7,519
	Infineon Technologies AG	Germany	1,580,200	12,478
	Samsung Electronics Co., Ltd.	South Korea	24,520	33,278
	Siliconware Precision Industries Co.	Taiwan	13,391,000	15,226
	Software AG	Germany	519,740	20,093
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	29,697
	Trend Micro, Inc.	Japan	932,980	26,076

	Total			144,367

	Materials (8.8%)
	Akzo Nobel NV	Netherlands	336,140	21,337
*	BlueScope Steel, Ltd.	Australia	4,285,762	22,355
	CRH PLC	Ireland	558,050	12,312
	HeidelbergCement AG	Germany	303,280	21,794
	LyondellBasell Industries NV	Netherlands	399,680	25,296
	POSCO	South Korea	37,010	10,878
	Rexam PLC	United Kingdom	2,445,435	19,600

	Total			133,572

International Equity Portfolio

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (9.5%)
	China Mobile, Ltd.	Hong Kong	2,046,500	21,658
	China Telecom Corp., Ltd.	China	45,846,000	23,093
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	30,483
	Telenor ASA	Norway	1,699,790	37,163
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	9,196
	Vodafone Group PLC	United Kingdom	7,868,633	22,310

	Total			143,903

	Utilities (0.3%)
	Centrais Eletricas Brasileiras SA	Brazil	1,543,190	5,346

	Total			5,346

	Total Foreign Common Stocks (Cost: $1,277,212)			1,496,451

	Short-Term Investments (1.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (1.0%)
	Federal Farm Credit Discount Notes, .01%, 4/1/13	United States	15,000,000	15,000

	Total			15,000

	Total Short-Term Investments
	(Cost: $15,000)			15,000

	Total Investments (99.4%)
	(Cost: $1,292,212)(a)			1,511,451

	Other Assets, Less
	Liabilities (0.6%)			9,140

	Net Assets (100.0%)			1,520,591

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,292,212 and the net unrealized appreciation of investments based on that cost was $219,239 which is comprised of $286,232 aggregate gross unrealized appreciation and $66,993 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	18.7%
Germany	11.5%
Japan	9.4%
Switzerland	8.7%
France	5.1%
Other	46.0%
Total	99.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,496,451	$-		$-
Short-Term Investments	-	15,000		-
Total	$1,496,451	$15,000	$

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $1,459,945 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.3%)
	Abril Educacao SA	Brazil	48,710	1,135
	Ajisen China Holdings, Ltd.	Hong Kong	1,486,000	1,177
	Anhanguera Educacional Participacoes SA	Brazil	58,700	948
	Arcos Dorados Holdings, Inc.	Virgin Islands (British)	67,630	893
	Astro Malaysia Holdings Bhd	Malaysia	857,900	803
	Cia. Hering	Brazil	61,300	1,097
*	Dish TV India, Ltd.	India	1,794,799	2,229
	Estacio Participacoes SA	Brazil	58,470	1,258
	Exide Industries, Ltd.	India	737,676	1,755
	Geely Automobile Holdings, Ltd.	Hong Kong	3,750,000	1,831
	Guangzhou Automobile Group Co., Ltd.	China	2,310,000	1,967
	Kia Motors Corp.	South Korea	78,630	3,965
	Kroton Educacional SA	Brazil	79,556	1,018
	Li & Fung, Ltd.	Hong Kong	2,740,000	3,777
	Lojas Renner SA	Brazil	22,300	831
(n)	M Video OAO	Russia	225,690	1,752
	Mando Corp.	South Korea	12,871	1,348
	Minor International PCL	Thailand	1,322,810	1,107
	Mitra Adiperkasa Tbk PT	Indonesia	999,500	936
	Mr. Price Group, Ltd.	South Africa	88,103	1,121
	Naspers, Ltd. - Class N	South Africa	72,190	4,497
	PDG Realty SA Empreendimentos e Participacoes	Brazil	388,100	605
	Shangri-La Asia, Ltd.	Hong Kong	776,000	1,525
	Stella International Holdings, Ltd.	Hong Kong	1,269,500	3,810

	Total			41,385

	Consumer Staples (9.7%)
	Arca Continental SAB de CV	Mexico	124,543	933
	BIM Birlesik Magazalar AS	Turkey	18,836	919
	Brazil Pharma SA	Brazil	168,000	1,173
	Clicks Group, Ltd.	South Africa	323,640	2,041
	Companhia de Bebidas das Americas, ADR	Brazil	65,520	2,774
	CP ALL PCL	Thailand	1,171,000	1,829
	Dabur India, Ltd.	India	1,374,179	3,484
	Dairy Farm International Holdings, Ltd.	Hong Kong	145,800	1,764
	E-Mart Co., Ltd.	South Korea	11,904	2,349
	Hengan International Group Co., Ltd.	China	50,000	488
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	353,384	1,233
	M Dias Branco SA	Brazil	50,200	2,000
	O’Key Group SA GDR	Luxembourg	258,180	2,943
	Raia Drogasil SA	Brazil	72,400	770
	Wumart Stores, Inc.	China	921,000	1,666

	Total			26,366

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy (7.5%)
	China Shenhua Energy Co., Ltd. - Class H	China	527,000	1,914
	CNOOC, Ltd.	Hong Kong	533,000	1,023
	Gazprom OAO, ADR	Russia	438,084	3,746
	INPEX Corp.	Japan	329	1,761
	Lamprell PLC	United Arab Emirates	591,330	1,173
	NovaTek OAO GDR	Russia	11,850	1,277
	Petroleo Brasileiro SA, ADR	Brazil	232,724	3,856
	Reliance Industries, Ltd.	India	260,825	3,734
	Tenaris SA, ADR	Luxembourg	41,528	1,694

	Total			20,178

	Financials (26.8%)
	Akbank TAS	Turkey	271,870	1,427
	Asian Property Development PCL	Thailand	2,252,600	723
	Banco Santander Brasil SA	Brazil	197,800	1,438
	Bangkok Bank PCL	Thailand	510,800	3,942
	Bank Negara Indonesia Persero Tbk PT	Indonesia	5,523,831	2,871
	Bank of China, Ltd. - Class H	China	9,275,000	4,301
	Bank Pekao SA	Poland	34,040	1,641
	BM&FBOVESPA SA	Brazil	366,500	2,465
	Bolsa Mexicana de Valores SAB de CV	Mexico	440,600	1,262
	Brasil Brokers Participacoes SA	Brazil	422,400	1,513
	Brasil Insurance Participacoes e Administracao SA	Brazil	199,300	2,212
	CETIP SA - Balcao Organizados	Brazil	110,142	1,299
	China Construction Bank Corp. - Class H	China	5,920,020	4,835
	China Pacific Insurance Group Co., Ltd. - Class H	China	911,000	2,999
	Chinatrust Financial Holding Co., Ltd.	Taiwan	3,164,733	1,884
	CIMB Group Holdings Bhd	Malaysia	455,700	1,126
	Credicorp, Ltd.	Bermuda	10,251	1,702
	First Pacific Co., Ltd.	Hong Kong	1,340,000	1,816
	Grupo Financiero Banorte SAB de CV	Mexico	110,400	885
*	Grupo Financiero Santander Mexico SAB de CV, ADR	Mexico	78,890	1,217
	Hana Financial Group, Inc.	South Korea	86,450	3,046
	Hang Lung Properties, Ltd.	Hong Kong	716,000	2,680
	Housing Development Finance Corp., Ltd.	India	126,420	1,913
	ICICI Bank, Ltd.	India	189,675	3,665
	Itau Unibanco Holding SA, ADR	Brazil	96,058	1,710
	Komercni Banka AS	Czech Republic	13,516	2,580
	LPS Brasil - Consultoria de Imoveis SA	Brazil	83,400	1,485

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Macquarie Mexico Real Estate Management SA de CV	Mexico	607,200	1,352
	Multiplan Empreendimentos Imobiliarios SA	Brazil	48,400	1,392
	Sberbank of Russia	Russia	1,409,670	4,426
	Standard Chartered PLC	United Kingdom	165,875	4,295
	Turkiye Garanti Bankasi AS	Turkey	448,043	2,377

	Total			72,479

	Health Care (1.8%)
	Diagnosticos da America SA	Brazil	97,900	562
	Fleury SA	Brazil	101,700	954
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	554,300	1,349
	OdontoPrev SA	Brazil	120,700	550
	Top Glove Corp. Bhd	Malaysia	840,100	1,465

	Total			4,880

	Industrials (5.3%)
*	51job, Inc., ADR	Cayman Islands	3,910	232
	Alfa SAB de CV - Class A	Mexico	349,630	853
	Companhia de Concessoes Rodoviarias	Brazil	104,000	1,062
	Copa Holdings SA	Panama	7,266	869
	Crompton Greaves, Ltd.	India	268,368	465
	Embraer SA, ADR	Brazil	38,630	1,378
	Global Ports Investments PLC GDR	Cyprus	86,260	1,281
	Glory, Ltd.	Japan	79,000	1,890
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	8,360	1,142
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	148,200	1,194
	Sinotruk Hong Kong, Ltd.	Hong Kong	2,523,500	1,365
	Thermax, Ltd.	India	93,212	960
*	TK Corp.	South Korea	69,949	1,525

	Total			14,216

	Information Technology (15.5%)
	Asustek Computer, Inc.	Taiwan	214,000	2,544
*	Cognizant Technology Solutions Corp.	United States	50,060	3,835
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,658,706	4,587
	NHN Corp.	South Korea	7,992	1,925
	Samsung Electronics Co., Ltd.	South Korea	7,869	10,680
	Seoul Semiconductor Co., Ltd.	South Korea	68,995	1,801
	Siliconware Precision Industries Co.	Taiwan	3,755,000	4,270
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,881,290	9,636
	Totvs SA	Brazil	32,800	675
	VTech Holdings, Ltd.	Bermuda	166,800	2,038

	Total			41,991

	Materials (7.8%)
	Anhui Conch Cement Co., Ltd. - Class H	China	744,000	2,473

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Chugoku Marine Paints, Ltd.	Japan	232,000	1,235
	Formosa Plastics Corp.	Taiwan	401,000	947
	Gerdau SA, ADR	Brazil	227,590	1,755
	Grupo Mexico SAB de CV - Series B	Mexico	352,201	1,418
	Iluka Resources, Ltd.	Australia	344,797	3,356
	Mexichem SAB de CV	Mexico	177,300	950
	MOIL, Ltd.	India	210,802	869
	Steel Authority of India, Ltd.	India	1,309,743	1,496
*	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	301,100	1,606
	Vale SA, ADR	Brazil	284,307	4,916

	Total			21,021

	Telecommunication Services (6.8%)
	America Movil SAB de CV - Series L, ADR	Mexico	116,200	2,435
	China Mobile, Ltd.	Hong Kong	137,000	1,450
	China Unicom Hong Kong, Ltd.	Hong Kong	2,674,000	3,569
	ENTEL Chile SA	Chile	26,387	559
	Mobile Telesystems OAO, ADR	Russia	187,163	3,882
	MTN Group, Ltd.	South Africa	91,571	1,608
	Tim Participacoes SA, ADR	Brazil	67,499	1,477
*	Turkcell Iletisim Hizmetleri AS	Turkey	256,730	1,724
	XL Axiata Tbk PT	Indonesia	3,017,500	1,630

	Total			18,334

	Utilities (1.8%)
	Aguas Andinas SA - Class A	Chile	2,792,818	2,191
	EDP - Energias do Brasil SA	Brazil	178,300	1,120
	Tractebel Energia SA	Brazil	31,100	533
	Transmissora Alianca de Energia Eletrica SA	Brazil	91,350	1,012

	Total			4,856

	Total Foreign Common Stocks (Cost: $251,777)			265,706

	Short-Term Investments (1.6%)

	Commercial Paper (1.6%)
	Bank of Nova Scotia, 0.06%, 4/1/13	United States	4,242,000	4,242

	Total Short-Term Investments
	(Cost: $4,242)			4,242

	Total Investments (99.9%)
	(Cost: $256,019)(a)			269,948

	Other Assets, Less
	Liabilities (0.1%)			287

	Net Assets (100.0%)			270,235

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $256,019 and the net unrealized appreciation of investments based on that cost was $13,929 which is comprised of $31,979 aggregate gross unrealized appreciation and $18,050 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	18.0%
South Korea	9.9%
Hong Kong	9.5%
Taiwan	8.8%
China	7.6%
India	7.6%
Mexico	6.0%
Russia	5.6%
Other	26.9%
Total	99.9%

(n)	Securities valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$39,633	$1,752	$-
Consumer Staples	24,536	1,829	-
Financials	71,756	723	-
All Others	125,476	-	-
Short-Term Investments	-	4,242	-
Total	$261,402	$8,546	$-

During the quarter ended March 31, 2013 there were transfers from Level 2 to Level 1 in the amount of $191,308 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2012. These securities did not require the use of fair value procedures on March 31, 2013.

Money Market Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Autos (8.7%)
American Honda Finance Corp., 0.304%, 12/5/13 144A	12,500,000	12,500
American Honda Finance Corp., 0.43%, 4/8/14 144A	5,000,000	5,007
Fcar Owner Trust I, 0.26%, 5/1/13	5,000,000	4,999
Toyota Motor Credit Corp., 0.13%, 4/16/13	7,000,000	7,000
Toyota Motor Credit Corp., 0.23%, 5/28/13	6,500,000	6,497
Toyota Motor Credit Corp., 0.24%, 7/15/13	5,000,000	4,997

Total		41,000

Commercial Banks Non-US (12.2%)
Bank of Nova Scotia/Houston, 0.723%, 10/18/13	15,000,000	15,036
Rabobank Financial Corp., 0.15%, 4/11/13	8,900,000	8,900
Royal Bank of Canada/New York, 0.35%, 1/30/14	15,000,000	15,000
Toronto Dominion Holdings USA, Inc., 0.14%, 4/2/13	6,500,000	6,500
Toronto Dominion Holdings USA, Inc., 0.17%, 4/19/13	6,000,000	5,999
Toronto Dominion Holdings USA, Inc., 0.18%, 5/20/13	6,000,000	5,998

Total		57,433

Commercial Banks US (10.6%)
Bank of America NA, 0.20%, 4/11/13	7,000,000	7,000
Bank of America NA, 0.27%, 6/19/13	5,000,000	5,000
Bank of America NA, 0.27%, 6/21/13	6,000,000	6,000
BP Capital Markets PLC, .496%, 5/7/13	7,000,000	7,000
BP Capital Markets PLC, 0.881%, 3/11/14	9,097,000	9,146
Wachovia Corp., 2.069%, 5/1/13	15,645,000	15,671

Total		49,817

Federal Government & Agencies (7.0%)
Federal Home Loan Bank, 0.07%, 4/10/13	6,600,000	6,600
Federal Home Loan Mortgage Corp., 0.08%, 4/1/13	4,200,000	4,200

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.09%, 6/4/13	13,000,000	12,997
Federal National Mortgage Association, 0.115%, 5/8/13	9,000,000	8,999

Total		32,796

Finance Services (11.8%)
Alpine Securitization Corp., 0.16%, 4/17/13	8,500,000	8,499
Alpine Securitization Corp., 0.17%, 4/12/13	10,000,000	9,999
Govco LLC, 0.19%, 5/2/13	5,500,000	5,499
Govco LLC, 0.27%, 4/10/13	10,000,000	9,999
Govco LLC, 0.29%, 5/24/13	3,000,000	2,999
Jupiter Securitization Co. LLC, 0.17%, 5/23/13	7,500,000	7,498
Jupiter Securitization Co. LLC, 0.18%, 6/20/13	11,000,000	10,996

Total		55,489

Governments (17.9%)
US Treasury, 0.125%, 8/31/13	15,000,000	15,000
US Treasury, 0.375%, 6/30/13	15,000,000	15,010
US Treasury, 0.50%, 5/31/13	10,000,000	10,007
US Treasury, 0.625%, 4/30/13	24,000,000	24,011
US Treasury, 1.375%, 5/15/13	10,000,000	10,017
US Treasury, 3.125%, 4/30/13	5,000,000	5,013
US Treasury, 3.375%, 7/31/13	5,000,000	5,055

Total		84,113

Health Care/Pharmaceuticals (3.9%)
Roche Holdings, Inc., 0.10%, 4/3/13	5,000,000	5,000
Roche Holdings, Inc., 0.12%, 4/8/13	8,500,000	8,500
Roche Holdings, Inc., 0.12%, 4/23/13	5,000,000	4,999

Total		18,499

Information Technology (3.9%)
Google, Inc., 0.08%, 4/23/13	6,000,000	6,000
Google, Inc., 0.12%, 6/18/13	7,000,000	6,998
Google, Inc., 0.14%, 7/9/13	5,500,000	5,498

Total		18,496

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Machinery (7.8%)
Caterpillar Financial Services Corp., 0.10%, 4/5/13	8,700,000	8,700
Caterpillar Financial Services Corp., 0.12%, 5/24/13	9,800,000	9,798
John Deere Canada ULC, 0.11%, 4/9/13	5,000,000	5,000
John Deere Canada ULC, 0.12%, 4/2/13	13,000,000	13,000

Total		36,498

Miscellaneous Business Credit Institutions (1.8%)
General Electric Capital, 0.12%, 6/26/13	8,500,000	8,497

Total		8,497

Personal Credit Institutions (8.3%)
Chariot Funding LLC, 0.15%, 4/10/13	7,000,000	6,999
Chariot Funding LLC, 0.17%, 5/28/13	3,400,000	3,399
Chariot Funding LLC, 0.18%, 6/6/13	3,100,000	3,099
Chariot Funding LLC, 0.18%, 6/17/13	5,000,000	4,998
Old Line Funding LLC, 0.21%, 6/17/13	7,000,000	6,997
Straight-A Funding LLC, 0.17%, 4/11/13	5,100,000	5,100
Straight-A Funding LLC, 0.18%, 6/3/13	8,617,000	8,614

Total		39,206

Short Term Business Credit (6.0%)
Atlantic Asset Securitization LLC, 0.14%, 4/1/13	11,400,000	11,400
Sheffield Receivables Corp., 0.17%, 4/4/13	5,000,000	5,000
Sheffield Receivables Corp., 0.20%, 5/22/13	4,000,000	3,998
Sheffield Receivables Corp., 0.20%, 6/6/13	8,000,000	7,997

Total		28,395

Total Money Market Investments
(Cost: $470,239)		470,239

Total Investments (99.9%)
(Cost: $470,239)(a)		470,239

Other Assets, Less
Liabilities (0.1%)		371

Net Assets (100.0%)		470,610

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $17,507 representing 3.7% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$84,113	$-
Corporate Bonds	-	72,359	-
Commercial Paper	-	313,767	-
Total	$-	$470,239	$-

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.5%)
L-3 Communications Corp., 3.95%, 11/15/16	300,000	324
Northrop Grumman Corp., 1.85%, 11/15/15	380,000	388

Total		712

Autos & Vehicle Parts (0.9%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	521
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	249
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	500,000	513
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32
PACCAR, Inc., 6.875%, 2/15/14	45,000	47

Total		1,362

Banking (5.3%)
American Express Credit Corp., 2.375%, 3/24/17	250,000	261
Bank of America Corp., 2.00%, 1/11/18	250,000	249
Bank of America Corp., 3.625%, 3/17/16	200,000	212
The Bank of New York Mellon Corp., 1.35%, 3/6/18	750,000	749
Bank of Nova Scotia, 1.375%, 12/18/17	500,000	500
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	104
Canadian Imperial Bank of Commerce/Canada, 1.55%, 1/23/18	375,000	378
Citigroup, Inc., 6.125%, 11/21/17	250,000	296
Citigroup, Inc., 6.50%, 8/19/13	200,000	204
Fifth Third Bank, 4.75%, 2/1/15	600,000	640
JPMorgan Chase & Co., 1.80%, 1/25/18	1,250,000	1,257
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	282
Morgan Stanley, 3.80%, 4/29/16	250,000	265
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	344
PNC Bank NA, 4.875%, 9/21/17	250,000	286
Regions Financial Corp., 4.875%, 4/26/13	100,000	100

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	285
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	169
Svenska Handelsbanken AB, 1.625%, 3/21/18	470,000	469
U.S. Bancorp, 3.442%, 2/1/16	450,000	479
Wells Fargo & Co., 5.625%, 12/11/17	600,000	710

Total		8,239

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	211

Total		211

Chemicals (0.1%)
Ashland, Inc., 3.875%, 4/15/18 144A	200,000	202

Total		202

Conglomerate & Diversified Manufacturing (0.2%)
Eaton Corp., 1.50%, 11/2/17 144A	335,000	336

Total		336

Consumer Products & Retailing (0.9%)
Costco Wholesale Corp., 1.125%, 12/15/17	500,000	502
Delhaize Group, 6.50%, 6/15/17	250,000	286
Nordstrom, Inc., 6.75%, 6/1/14	145,000	155
Unilever Capital Corp., 2.75%, 2/10/16	250,000	263
Walgreen Co., 1.80%, 9/15/17	255,000	258

Total		1,464

Electric Utilities (2.9%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	283
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	251
Consumers Energy Co., 5.50%, 8/15/16	500,000	576
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	254
Entergy Corp., 4.70%, 1/15/17	340,000	371
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	523
Exelon Corp., 4.90%, 6/15/15	250,000	271

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	289
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	519
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	252
PacifiCorp, 5.45%, 9/15/13	250,000	256
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	614

Total		4,459

Energy (1.4%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	350,000	403
Apache Corp., 5.625%, 1/15/17	300,000	348
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	292
EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	110
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	105
Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	568
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	263
Transocean, Inc., 2.50%, 10/15/17	75,000	76

Total		2,165

Entertainment (0.3%)
Time Warner, Inc., 3.15%, 7/15/15	135,000	142
Viacom, Inc., 4.375%, 9/15/14	250,000	263

Total		405

Finance (0.6%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	931

Total		931

Food & Beverage (1.8%)
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	749
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	288
H.J. Heinz Co., 5.35%, 7/15/13	250,000	252

Short-Term Bond Portfolio

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Heineken NV, 1.40%, 10/1/17 144A	280,000	279
Kraft Foods, Inc., 4.125%, 2/9/16	400,000	435
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	208
Mondelez International, Inc., 6.50%, 8/11/17	25,000	30
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	263
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	260

Total		2,764

Foreign Agencies (0.9%)
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	960
Statoil ASA, 1.20%, 1/17/18	440,000	442

Total		1,402

Healthcare (0.7%)
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	372
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	63
McKesson Corp., 1.40%, 3/15/18	275,000	275
Stryker Corp., 3.00%, 1/15/15	135,000	141
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	260

Total		1,111

Insurance (1.0%)
Aetna, Inc., 1.50%, 11/15/17	110,000	110
American International Group, Inc., 3.65%, 1/15/14	115,000	118
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	251
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	265
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	332,500	347
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	322
WellPoint, Inc., 1.875%, 1/15/18	100,000	101

Total		1,514

Media (0.6%)
Comcast Corp., 4.95%, 6/15/16	250,000	282

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Media continued
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	247
Discovery Communications LLC, 3.70%, 6/1/15	180,000	191
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	290

Total		1,010

Metals & Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18 144A	325,000	326
Goldcorp, Inc., 2.125%, 3/15/18	95,000	95
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	500,000	505
Teck Resources, Ltd., 3.15%, 1/15/17	165,000	172

Total		1,098

Oil & Gas (1.1%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	530
BP Capital Markets PLC, 1.375%, 11/6/17	185,000	185
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	513
Total Capital Canada, Ltd., 1.45%, 1/15/18	500,000	504

Total		1,732

Pharmaceuticals (0.4%)
AbbVie, Inc., 1.75%, 11/6/17 144A	500,000	506
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	115,000	116

Total		622

Pipelines (1.5%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	287
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	434
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	106
ONEOK Partners LP, 3.25%, 2/1/16	230,000	243
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	181
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	205
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	540

Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	331

Total		2,327

Real Estate Investment Trusts (0.5%)
ERP Operating LP, 6.584%, 4/13/15	275,000	306
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	307
World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	107,740	109

Total		722

Services (0.1%)
Waste Management, Inc., 2.60%, 9/1/16	200,000	210

Total		210

Technology (1.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	261
Intel Corp., 1.35%, 12/15/17	330,000	331
International Business Machines Corp., 5.70%, 9/14/17	500,000	598
Oracle Corp., 5.75%, 4/15/18	250,000	302
Xerox Corp., 4.25%, 2/15/15	250,000	263

Total		1,755

Telecommunications (0.7%)
America Movil SAB de CV, 2.375%, 9/8/16	75,000	77
America Movil SAB de CV, 3.625%, 3/30/15	140,000	147
AT&T, Inc., 1.40%, 12/1/17	250,000	248
CC Holdings GS V LLC, 2.381%, 12/15/17 144A	230,000	232
France Telecom SA, 4.375%, 7/8/14	250,000	261
Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	50

Total		1,015

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	250,000	300

Total		300

Short-Term Bond Portfolio

	Corporate Bonds (25.1%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign (0.6%)
	Canada Government International Bond, 0.875%, 2/14/17	850,000	856

	Total Corporate Bonds (Cost: $38,130)		38,924

	Foreign Bonds (0.1%)

	Banking (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	332,682	176

			176

	Total Foreign Bonds (Cost: $200)		176

	Governments (45.7%)

	Governments (45.7%)
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	763
	Federal National Mortgage Association, 0.50%, 5/27/15	12,930,000	12,973
(b)	US Treasury, 0.125%, 12/31/14	55,940,000	55,844
	US Treasury, 0.25%, 3/31/15	1,400,000	1,400

	Total Governments (Cost: $70,941)		70,980

	Municipal Bonds (0.4%)

	Municipal Bonds (0.4%)
	Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 2/1/19 RB	55,147	61
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	324
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	213

	Total Municipal Bonds (Cost: $570)		598

	Structured Products (26.9%)

	Structured Products (26.9%)
	Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	766

Structured Products (26.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	675,082	705
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	534,007	620
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	489,119	490
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.653%, 5/15/18	1,000,000	1,003
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	517,443	525
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	5,038,482	4,989
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.504%, 8/25/20 IO	2,485,811	201
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	5,118,287	5,159
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,577,014	1,609
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	5,549,145	5,766
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	144,758	155
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	677,770	729
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	161,397	181
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	151,801	175
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,481,757	1,503
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	467,308	469

Structured Products (26.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, , , 1.75%, 3/25/28	2,794,317	2,805
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	1,882,486	1,952
Federal National Mortgage Association, 6.00%, 8/1/22	376,453	415
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	207
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,209
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A1, 0.85%, 1/15/18	400,000	399
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	725,000	726
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	151
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 0.66%, 6/15/16 144A	500,000	500
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	605
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	997,957	1,019
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45	935,805	1,060
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	442
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	36,060	38
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.354%, 6/25/36	2,728,224	2,673

Short-Term Bond Portfolio

	Structured Products (26.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	200,000	206
	Sparebank 1 Boligkreditt AS, 2.30%, 6/30/17 144A	550,000	573
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	644,228	664
	Total Structured Products (Cost: $41,224)		41,689

	Short-Term Investments (2.4%)

	Commercial Paper (2.4%)
(b)	American Electric Power Co., Inc., 0.30%, 4/8/13	1,000,000	1,000
(b)	Darden Restaurants, Inc., 0.20%, 4/1/13	600,000	600
(b)	Federal Home Loan Banks, 0.13%, 5/22/13	500,000	500
(b)	Johnson Controls, Inc., 0.25%, 4/2/13	600,000	600
(b)	Old Line Funding LLC, 0.13%, 4/17/13	1,000,000	1,000

	Total		3,700

	Total Short-Term Investments
	(Cost: $3,700)		3,700

	Total Investments (100.6%)
	(Cost:$154,765)(a)		156,067

	Other Assets, Less
	Liabilities (-0.6%)		(928)

	Net Assets (100.0%)		155,139

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $12,241 representing 7.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $154,765 and the net unrealized appreciation of investments based on that cost was $1,303 which is comprised of $1,411 aggregate gross unrealized appreciation and $108 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $10,160)	82	6/13	$(12)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2013, $858)	6	6/13	(9)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $16,965)	129	6/13	(61)
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $24,031)	109	6/13	(2)

(f)	Foreign Bond — par value is foreign denominated

- Morgan Stanley – Brazilian Real

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	320	5/13	$3	$-	$3

					$3	$-	$3

BRL — Brazilian Real

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$70,980	$-
Foreign Bonds	-	176	-
Municipal Bonds	-	598	-
Corporate Bonds	-	38,924	-
Structured Products	-	41,164	525
Short-Term Investments	-	3,700	-
Other Financial Instruments^
Forward Currency Contracts	-	3	-
Liabilities:
Other Financial Instruments^
Futures	(84)	-	-
Total	$(84)	$155,545	$525

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	886
Boeing Capital Corp., 2.125%, 8/15/16	745,000	774
General Dynamics Corp., 2.25%, 11/15/22	1,200,000	1,154
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,083
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,173
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	331
Lockheed Martin Corp., 4.07%, 12/15/42 144A	267,000	244
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	600
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,056

Total		7,301

Autos & Vehicle Parts (0.9%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,577
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	177
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	1,996
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,492
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,491
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,250,000	1,282
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	940,000	1,006
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,423
PACCAR, Inc., 6.875%, 2/15/14	140,000	148
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,885
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,909
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,132

Total		15,518

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Banking (3.6%)
American Express Co., 6.15%, 8/28/17	875,000	1,047
American Express Credit Corp., 5.125%, 8/25/14	760,000	807
Bank of America Corp., 3.30%, 1/11/23	1,555,000	1,533
Bank of America Corp., 3.625%, 3/17/16	885,000	939
Bank of America Corp., 3.75%, 7/12/16	335,000	356
Bank of America Corp., 5.75%, 12/1/17	985,000	1,139
Bank of Montreal, 2.55%, 11/6/22	1,025,000	1,004
The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,192
Bank of Nova Scotia, 1.375%, 12/18/17	1,275,000	1,275
Barclays Bank PLC, 5.00%, 9/22/16	125,000	140
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	190
Canadian Imperial Bank of Commerce/Canada, 1.55%, 1/23/18	1,680,000	1,691
Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	410,000	433
Cooperative Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 4.50%, 1/11/21	325,000	364
Fifth Third Bank, 4.75%, 2/1/15	1,215,000	1,296
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,895,000	2,209
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,314
HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	34
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	1,011
JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,305
JPMorgan Chase & Co., 3.20%, 1/25/23	2,250,000	2,246
JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	856

Select Bond Portfolio

	Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	103
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	131
	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,650
	Morgan Stanley, 1.75%, 2/25/16	1,260,000	1,270
	Morgan Stanley, 3.75%, 2/25/23	2,350,000	2,375
	Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,247
	Morgan Stanley, 4.75%, 3/22/17	1,830,000	2,019
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	502
	The Northern Trust Co., 5.85%, 11/9/17	250,000	299
	PNC Bank NA, 2.95%, 1/30/23	2,280,000	2,267
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,015
	Standard Chartered PLC, 3.95%, 1/11/23 144A	1,495,000	1,489
	State Street Corp., 2.875%, 3/7/16	585,000	623
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	673
	Svenska Handelsbanken AB, 1.625%, 3/21/18	1,815,000	1,810
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,134
	Wachovia Corp., 5.75%, 2/1/18	280,000	333
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 2.625%, 12/15/16	1,815,000	1,907
	Wells Fargo & Co., 3.45%, 2/13/23	1,635,000	1,646
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,239
	Wells Fargo & Co., 7.98%, 3/29/49	250,000	288

	Total		62,033

	Basic Materials (0.2%)
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,775,000	1,722
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,692
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	122

	Total		3,536

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Capital Goods (0.3%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	870
Deere & Co., 2.60%, 6/8/22	1,200,000	1,209
John Deere Capital Corp., 0.70%, 9/4/15	900,000	901
John Deere Capital Corp., 1.20%, 10/10/17	615,000	616
John Deere Capital Corp., 2.25%, 4/17/19	690,000	713
John Deere Capital Corp., 2.80%, 1/27/23	925,000	939

Total		5,248

Chemicals (0.4%)
Ashland, Inc., 4.75%, 8/15/22 144A	2,250,000	2,289
Celanese US Holdings LLC, 4.625%, 11/15/22	1,250,000	1,253
The Dow Chemical Co., 3.00%, 11/15/22	800,000	786
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,646
Eastman Chemical Co., 7.25%, 1/15/24	110,000	141
Monsanto Co., 5.125%, 4/15/18	55,000	65

Total		6,180

Conglomerate & Diversified Manufacturing (0.5%)
Eaton Corp., 2.75%, 11/2/22 144A	2,700,000	2,684
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,147
Roper Industries, Inc., 1.85%, 11/15/17	665,000	671
Roper Industries, Inc., 3.125%, 11/15/22	990,000	994
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,698
United Technologies Corp., 4.50%, 6/1/42	750,000	799

Total		7,993

Consumer Products & Retailing (1.4%)
Costco Wholesale Corp., 1.70%, 12/15/19	2,210,000	2,209
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,887
CVS Pass-Through Trust, 6.036%, 12/10/28	804,102	943
Delhaize Group SA, 4.125%, 4/10/19	1,310,000	1,388
Delhaize Group SA, 5.70%, 10/1/40	570,000	556
The Gap, Inc., 5.95%, 4/12/21	3,175,000	3,629
The Home Depot, Inc., 4.40%, 4/1/21	250,000	289

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
The Home Depot, Inc., 5.40%, 3/1/16	250,000	283
The Home Depot, Inc., 5.875%, 12/16/36	585,000	727
The Kroger Co., 7.50%, 4/1/31	735,000	939
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,272
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	220
McDonald’s Corp., 2.625%, 1/15/22	1,000,000	1,021
Nordstrom, Inc., 6.25%, 1/15/18	330,000	395
Nordstrom, Inc., 7.00%, 1/15/38	225,000	310
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	588
Target Corp., 2.90%, 1/15/22	1,000,000	1,032
Target Corp., 6.50%, 10/15/37	405,000	545
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,143
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	479
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	795
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	430
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	703
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,851
Yum! Brands, Inc., 3.75%, 11/1/21	190,000	199

Total		23,833

Electric Utilities (2.2%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	734
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,305
Ameren Corp., 8.875%, 5/15/14	350,000	378
Appalachian Power Co., 4.60%, 3/30/21	590,000	672
Arizona Public Service Co., 5.05%, 9/1/41	535,000	602
Arizona Public Service Co., 8.75%, 3/1/19	115,000	155
Bruce Mansfield Unit, 6.85%, 6/1/34	383,874	416
Carolina Power & Light Co., 2.80%, 5/15/22	910,000	932
Carolina Power & Light Co., 4.10%, 3/15/43	1,900,000	1,897
Carolina Power & Light Co., 5.15%, 4/1/15	320,000	349
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	458

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CMS Energy Corp., 4.70%, 3/31/43	1,900,000	1,900
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	636
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	125
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	169
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	192
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,149
The Detroit Edison Co., 3.45%, 10/1/20	635,000	691
The Detroit Edison Co., 5.45%, 2/15/35	105,000	122
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,252
DTE Energy Co., 6.375%, 4/15/33	415,000	521
Duke Energy Corp., 6.25%, 6/15/18	50,000	61
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,300
Entergy Corp., 5.125%, 9/15/20	1,310,000	1,439
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	667
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,313
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	533
FirstEnergy Corp., 4.25%, 3/15/23	690,000	698
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	113,836	115
Mississippi Power Co., 4.75%, 10/15/41	970,000	1,048
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	691
Nevada Power Co., 5.95%, 3/15/16	165,000	188
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	1,105,000	1,228
NSTAR LLC, 4.50%, 11/15/19	55,000	63
NV Energy, Inc., 6.25%, 11/15/20	535,000	646
Ohio Edison Co., 6.875%, 7/15/36	130,000	167
Ohio Power Co., 5.375%, 10/1/21	600,000	722
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,903
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	358

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,307
Peco Energy Co., 2.375%, 9/15/22	785,000	786
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	233
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	706
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	172
Public Service Co. of Colorado, 2.50%, 3/15/23	635,000	637
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	848
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	727
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	755
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	514
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	490
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	228
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	341
Tampa Electric Co., 5.40%, 5/15/21	95,000	117
Union Electric Co., 3.90%, 9/15/42	715,000	705
Union Electric Co., 6.40%, 6/15/17	140,000	169
Union Electric Co., 6.70%, 2/1/19	195,000	244
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	1,025
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	72

Total		37,871

Energy (1.9%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,361
Apache Corp., 2.625%, 1/15/23	1,265,000	1,230
Apache Corp., 3.25%, 4/15/22	1,000,000	1,037
Apache Corp., 4.75%, 4/15/43	605,000	619
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	695
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	162

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	311
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,934
Continental Resources, Inc., 5.00%, 9/15/22	1,250,000	1,328
Denbury Resources, Inc., 4.625%, 7/15/23	2,250,000	2,171
Devon Energy Corp., 1.875%, 5/15/17	595,000	601
Devon Energy Corp., 3.25%, 5/15/22	910,000	912
Encana Corp., 3.90%, 11/15/21	795,000	841
EnCana Corp., 6.50%, 2/1/38	325,000	381
Ensco PLC, 4.70%, 3/15/21	880,000	983
EOG Resources, Inc., 4.40%, 6/1/20	340,000	393
Hess Corp., 5.60%, 2/15/41	585,000	628
Marathon Oil Corp., 6.60%, 10/1/37	130,000	164
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,092
National Oilwell Varco, Inc., 1.35%, 12/1/17	195,000	196
National Oilwell Varco, Inc., 2.60%, 12/1/22	685,000	680
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,898
Noble Energy, Inc., 4.15%, 12/15/21	305,000	335
Noble Energy, Inc., 6.00%, 3/1/41	425,000	507
Occidental Petroleum Corp., 3.125%, 2/15/22	1,000,000	1,051
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	425
Oil States International, Inc., 5.125%, 1/15/23 144A	625,000	625
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,431
Rowan Cos., Inc., 4.875%, 6/1/22	1,540,000	1,674
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,060
Sempra Energy, 6.15%, 6/15/18	215,000	262
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,097
Transocean, Inc., 3.80%, 10/15/22	1,500,000	1,478
Transocean, Inc., 6.375%, 12/15/21	960,000	1,118
Weatherford International, Ltd., 5.95%, 4/15/42	600,000	618

Total		32,298

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Entertainment (0.1%)
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,087
Historic TW, Inc., 6.875%, 6/15/18	180,000	225
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	1,010

Total		2,322

Finance (0.6%)
General Electric Capital Corp., 3.10%, 1/9/23	1,910,000	1,891
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,302
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,669
International Lease Finance Corp., 5.75%, 5/15/16	335,000	362
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	40,000	43
SLM Corp., 6.00%, 1/25/17	770,000	837
SLM Corp., 7.25%, 1/25/22	75,000	84
SLM Corp., 8.00%, 3/25/20	570,000	661

Total		9,849

Food & Beverage (1.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	245
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,548
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,423
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	2,027
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	381
Beam, Inc., 3.25%, 5/15/22	460,000	470
The Coca-Cola Co., 2.50%, 4/1/23	1,200,000	1,210
The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,264
ConAgra Foods, Inc., 1.90%, 1/25/18	580,000	586
ConAgra Foods, Inc., 4.65%, 1/25/43	635,000	632
General Mills, Inc., 3.15%, 12/15/21	900,000	944

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Heineken NV, 1.40%, 10/1/17 144A	430,000	428
Heineken NV, 2.75%, 4/1/23 144A	645,000	633
Heineken NV, 4.00%, 10/1/42 144A	170,000	161
Kellogg Co., 3.25%, 5/21/18	375,000	406
Kraft Foods Group, Inc., 2.25%, 6/5/17	285,000	296
Kraft Foods Group, Inc., 3.50%, 6/6/22	380,000	397
Kraft Foods Group, Inc., 6.125%, 8/23/18	750,000	912
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,091
Mondelez International, Inc., 6.125%, 2/1/18	265,000	318
Mondelez International, Inc., 6.50%, 8/11/17	1,250,000	1,509
Mondelez International, Inc., 6.50%, 2/9/40	1,485,000	1,928
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	1,019
PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,703
PepsiCo, Inc., 7.90%, 11/1/18	345,000	459
Pernod-Ricard SA, 5.75%, 4/7/21 144A	840,000	998
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	985

Total		23,973

Foreign Agencies (0.5%)
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,761
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	239
Statoil ASA, 2.45%, 1/17/23	1,900,000	1,869

Total		7,869

Healthcare (0.4%)
Express Scripts Holding Co., 2.65%, 2/15/17	545,000	571
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	232
Express Scripts Holding Co., 3.50%, 11/15/16	900,000	970
Express Scripts Holding Co., 3.90%, 2/15/22	285,000	306
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	681
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	519

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
McKesson Corp., 2.85%, 3/15/23	430,000	433
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,299
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	409
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	520,000	517

Total		5,937

Insurance (0.8%)
Aetna, Inc., 1.50%, 11/15/17	140,000	140
Aetna, Inc., 2.75%, 11/15/22	395,000	387
American International Group, Inc., 4.875%, 6/1/22	930,000	1,052
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,274
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,302
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,469
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,196
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,966,500	2,050
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	495
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	166
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,222
UnitedHealth Group, Inc., 1.40%, 10/15/17	180,000	181
UnitedHealth Group, Inc., 2.75%, 2/15/23	210,000	207
UnitedHealth Group, Inc., 2.875%, 3/15/22	210,000	213
UnitedHealth Group, Inc., 3.95%, 10/15/42	90,000	85
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	683
WellPoint, Inc., 3.125%, 5/15/22	105,000	106
WellPoint, Inc., 3.30%, 1/15/23	1,090,000	1,105
WellPoint, Inc., 3.70%, 8/15/21	45,000	48
WellPoint, Inc., 4.35%, 8/15/20	20,000	22

Total		14,403

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Media (0.8%)
Comcast Corp., 2.85%, 1/15/23	2,250,000	2,243
Comcast Corp., 4.25%, 1/15/33	1,200,000	1,208
Comcast Corp., 5.875%, 2/15/18	800,000	965
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	2,100,000	2,147
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	163
Discovery Communications LLC, 5.05%, 6/1/20	326,000	377
DISH DBS Corp., 5.00%, 3/15/23 144A	1,250,000	1,230
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	938
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	881
News America, Inc., 6.90%, 8/15/39	170,000	216
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,038
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	943
Videotron Ltee, 5.00%, 7/15/22	600,000	609

Total		12,958

Metals & Mining (0.7%)
Barrick Gold Corp., 3.85%, 4/1/22	1,210,000	1,237
Barrick North America Finance LLC, 4.40%, 5/30/21	820,000	876
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	461
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20 144A	450,000	451
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	1,125,000	1,118
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 144A	630,000	632
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	465,000	460
Goldcorp, Inc., 2.125%, 3/15/18	480,000	482
Goldcorp, Inc., 3.70%, 3/15/23	985,000	989
Newmont Mining Corp., 3.50%, 3/15/22	1,515,000	1,525

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Newmont Mining Corp., 6.25%, 10/1/39	245,000	281
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	1,885,000	1,902
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	972
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	310
Teck Resources, Ltd., 3.00%, 3/1/19	335,000	343

Total		12,039

Oil & Gas (1.0%)
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,261
BP Capital Markets PLC, 2.50%, 11/6/22	2,155,000	2,097
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	337
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,243
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,229
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,450
Husky Energy, Inc., 7.25%, 12/15/19	195,000	251
Petro-Canada, 6.05%, 5/15/18	480,000	578
Shell International Finance BV, 1.125%, 8/21/17	1,255,000	1,260
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,668
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	277
Total Capital Canada, Ltd., 2.75%, 7/15/23	1,605,000	1,609
Total Capital International SA, 1.50%, 2/17/17	480,000	488
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,668

Total		17,416

Pharmaceuticals (1.0%)
AbbVie, Inc., 1.75%, 11/6/17 144A	980,000	992
AbbVie, Inc., 2.90%, 11/6/22 144A	440,000	440
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,637
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	1,265,000	1,273
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	568
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,403

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Merck & Co., Inc., 4.75%, 3/1/15	500,000	541
Merck & Co., Inc., 5.75%, 11/15/36	250,000	317
Merck & Co., Inc., 6.40%, 3/1/28	125,000	169
Mylan, Inc., 3.125%, 1/15/23 144A	830,000	817
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,849
Pfizer, Inc., 5.35%, 3/15/15	450,000	492
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	734
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,842
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	920,000	922
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	430,000	432
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	135,000	137
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	295,000	299
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	180,000	182
Wyeth LLC, 5.50%, 2/15/16	35,000	40
Wyeth LLC, 5.95%, 4/1/37	835,000	1,067

Total		17,153

Pipelines (1.1%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	1,250,000	1,234
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	143
El Paso LLC, 7.00%, 6/15/17	420,000	480
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	500,000	475
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,815,000	2,035
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	501
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,305
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	531
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	934

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Enterprise Products Operating LLC, 4.85%, 3/15/44	1,265,000	1,291
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	1,270,000	1,514
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,387
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	240
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,582
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	548
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,714
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	271
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	472
Williams Partners LP, 4.00%, 11/15/21	225,000	236
Williams Partners LP, 4.125%, 11/15/20	90,000	97
Williams Partners LP, 5.25%, 3/15/20	740,000	843

Total		17,833

Real Estate Investment Trusts (0.8%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	705,000	687
AvalonBay Communities, Inc., 2.95%, 9/15/22	365,000	359
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	1,048
Boston Properties LP, 3.85%, 2/1/23	990,000	1,046
BRE Properties, Inc., 5.20%, 3/15/21	810,000	919
BRE Properties, Inc., 5.50%, 3/15/17	360,000	408
Colonial Realty LP, 6.05%, 9/1/16	255,000	286
DDR Corp., 4.75%, 4/15/18	880,000	973
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,182
Essex Portfolio LP, 3.625%, 8/15/22 144A	1,885,000	1,873
HCP, Inc., 3.75%, 2/1/16	520,000	555
HCP, Inc., 3.75%, 2/1/19	335,000	361
HCP, Inc., 6.00%, 1/30/17	290,000	336

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
HCP, Inc., 6.70%, 1/30/18	170,000	206
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	466
Health Care REIT, Inc., 4.125%, 4/1/19	1,505,000	1,632
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	376

Total		12,713

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	515,000	602
Waste Management, Inc., 2.90%, 9/15/22	740,000	732
Waste Management, Inc., 4.60%, 3/1/21	655,000	740

Total		2,074

Technology (0.9%)
Equinix, Inc., 4.875%, 4/1/20	310,000	312
Equinix, Inc., 5.375%, 4/1/23	940,000	952
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,592
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	942
Intel Corp., 3.30%, 10/1/21	1,000,000	1,049
International Business Machines Corp., 1.25%, 2/8/18	1,480,000	1,487
International Business Machines Corp., 1.95%, 7/22/16	540,000	560
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,016
Microsoft Corp., 0.875%, 11/15/17	340,000	339
Microsoft Corp., 2.125%, 11/15/22	900,000	880
NCR Corp., 4.625%, 2/15/21 144A	750,000	746
Oracle Corp., 1.20%, 10/15/17	900,000	901
Oracle Corp., 2.50%, 10/15/22	900,000	883
Oracle Corp., 3.875%, 7/15/20	2,190,000	2,453
Xerox Corp., 4.25%, 2/15/15	400,000	421

Total		14,533

Telecommunications (1.3%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	725
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,715

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
American Tower Corp., 3.50%, 1/31/23	295,000	293
American Tower Corp., 7.00%, 10/15/17	300,000	357
AT&T, Inc., 2.625%, 12/1/22	1,875,000	1,810
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,386
AT&T, Inc., 3.00%, 2/15/22	1,000,000	1,012
AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,491
CC Holdings GS V LLC, 3.849%, 4/15/23 144A	880,000	887
CenturyLink, Inc., 5.15%, 6/15/17	665,000	700
CenturyLink, Inc., 6.45%, 6/15/21	1,365,000	1,447
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	3,125,000	3,180
Qwest Corp., 6.50%, 6/1/17	920,000	1,064
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	885
tw telecom holdings, Inc., 5.375%, 10/1/22	250,000	261
Verizon Communications, Inc., 3.50%, 11/1/21	1,000,000	1,039
Verizon Communications, Inc., 5.85%, 9/15/35	1,105,000	1,268
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	503
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,448
Vodafone Group PLC, 5.375%, 1/30/15	40,000	43

Total		22,514

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,994
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	700
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	632
Canadian National Railway Co., 5.85%, 11/15/17	120,000	144
CSX Corp., 3.70%, 10/30/20	115,000	125
CSX Corp., 4.25%, 6/1/21	315,000	354
CSX Corp., 5.60%, 5/1/17	725,000	844

	Corporate Bonds (24.1%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Norfolk Southern Corp., 2.903%, 2/15/23 144A	1,099,000	1,100
	Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,280

	Total		7,173

	Yankee Sovereign (0.4%)
	Canada Government International Bond, 0.875%, 2/14/17	7,500,000	7,551

	Total		7,551

	Total Corporate Bonds (Cost: $385,911)		410,121

	Foreign Bonds (0.1%)

	Governments (0.1%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	3,145,000	1,654

	Total		1,654

	Total Foreign Bonds (Cost: $1,678)		1,654

	Governments (35.2%)

	Governments (35.2%)
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,498
	Overseas Private Investment Corp., 4.10%, 11/15/14	579,600	598
	US Department of Housing & Urban Development, 6.08%, 8/1/13	460,000	461
	US Department of Housing & Urban Development, 6.17%, 8/1/14	490,000	491
(b),(g)	US Treasury, 0.125%, 12/31/14	336,025,000	335,447
	US Treasury, 0.25%, 3/31/15	3,910,000	3,910
(g)	US Treasury, 0.75%, 12/31/17	167,560,000	167,783
	US Treasury, 2.00%, 2/15/23	2,235,000	2,263
	US Treasury, 2.75%, 11/15/42	33,100,000	30,680
	US Treasury, 4.50%, 2/15/36	42,465,000	53,937
	US Treasury, 5.375%, 2/15/31	800,000	1,113

	Total Governments (Cost: $598,849)		599,181

Select Bond Portfolio

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.9%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,233
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	137
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,755
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	589
The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	1,049
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	2,065
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,173
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	361
Energy Northwest, Series E, 2.197%, 7/1/19 RB	1,685,000	1,724
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	355
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,182
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,927
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	369
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	805
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,159

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,130
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	796
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	220
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	1,510,000	1,676
State of California, Series A, 4.988%, 4/1/39 GO	1,440,000	1,452
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,383
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,153
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	600
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,624

Total		32,917

Total Municipal Bonds (Cost: $28,261)		32,917

Structured Products (36.9%)

Structured Products (36.9%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,040,000	1,078
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.098%, 2/14/43 IO	3,253,805	105
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.264%, 1/25/37	558,178	324
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.294%, 5/25/37	708,067	466

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	2,985,000	3,142
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	1,148,835	1,171
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	3,500,000	3,497
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	204,356	207
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,376
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,638
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	3,360,000	3,380
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.653%, 5/15/18	5,500,000	5,515
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.961%, 2/15/31 IO	5,260,871	125
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, .461%, 10/15/30 IO 144A	4,943,194	48
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	6,079,950	6,171
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.504%, 8/25/20 IO	26,445,674	2,142
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	580,532	613
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	1,102,648	1,156
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	3,266,103	3,428

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,484,388	1,558
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	320,124	336
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	3,287,236	3,450
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	2,077,687	2,188
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	619,973	637
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	7,892,175	8,111
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	24,967,687	25,660
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	66,476	70
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	2,297,245	2,424
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	2,762,114	2,914
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	3,946,840	4,207
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	2,053,439	2,167
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,250,657	1,329
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,982,131	2,087
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,491,050	1,574
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	94,448	100
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,830,861	1,932
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	19,404,810	20,480
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	334,447	357
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	295,012	313

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	417,301	444
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	413,099	439
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	5,478,186	5,823
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	9,085	10
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,889,177	2,027
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	199,844	212
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	864,867	928
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	2,997,766	3,186
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	6,328,121	6,841
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	8,431,949	8,963
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	19,048,859	20,247
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	9,325,392	9,912
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	3,613,428	3,841
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,437,624	1,528
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,634,791	1,738
Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	9,047,935	9,617
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	463,607	504
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	976,271	1,043
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	207,222	210
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	377,518	382

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 6/1/38	736,877	790
Federal Home Loan Mortgage Corp., 4.50%, 3/1/39	1,662,215	1,778
Federal Home Loan Mortgage Corp., 4.50%, 4/1/39	679,639	727
Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	347,333	373
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	62,622	67
Federal Home Loan Mortgage Corp., 4.50%, 10/1/39	652,667	698
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	141,344	151
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	6,011,249	6,435
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	4,057,568	4,344
Federal Home Loan Mortgage Corp., 4.50%, 5/1/40	143,123	153
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,397,396	1,524
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	6,030,320	6,455
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,198,591	2,397
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	76,030	81
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	6,675,826	7,155
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	4,624,198	4,956
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	504,588	540
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	3,257,271	3,487
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	17,042,146	18,267
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	103,237	111

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	713,853	768
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	165,521	181
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	588,166	641
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	167,301	179
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	2,120,006	2,342
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	796,532	880
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	7,213,572	7,947
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	3,716,193	4,011
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	9,658,336	10,388
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	318,684	343
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	4,325,773	4,653
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	579,870	624
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	2,572,135	2,767
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	105,179	116
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,029,352	1,137
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	4,686,090	5,040
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	2,164,472	2,348
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	136,174	148
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	196,439	213
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	633,527	690

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	3,305,279	3,561
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	207,784	225
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	681,496	738
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	137,618	149
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	988,303	1,069
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	130,262	140
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	565,903	609
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	540,753	589
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	1,911,016	2,074
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	2,130,962	2,350
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	373,880	405
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	6,050,997	6,717
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	65,056	65
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	823,126	924
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	217,753	238
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	16,532	18
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	83,640	91
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	486,598	532
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	740,156	810

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	1,843,210	2,016
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	407,606	445
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	294,896	322
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	4,091,425	4,486
Federal Home Loan Mortgage Corp. TBA, 2.50%, 5/1/28	4,170,000	4,308
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/43	7,435,000	7,614
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/43	4,250,000	4,462
Federal National Mortgage Association, 2.50%, 7/1/27	4,120,174	4,279
Federal National Mortgage Association, 2.50%, 8/1/27	2,438,309	2,532
Federal National Mortgage Association, 3.00%, 10/1/26	109,634	115
Federal National Mortgage Association, 3.00%, 3/1/27	1,802,051	1,898
Federal National Mortgage Association, 3.00%, 4/1/27	1,096,146	1,154
Federal National Mortgage Association, 3.00%, 6/1/27	2,768,138	2,915
Federal National Mortgage Association, 3.00%, 11/1/42	2,158,796	2,228
Federal National Mortgage Association, 3.00%, 2/1/43	4,840,000	4,997
Federal National Mortgage Association, 3.50%, 1/1/26	571,469	606
Federal National Mortgage Association, 3.50%, 4/1/26	1,930,057	2,048
Federal National Mortgage Association, 3.50%, 9/1/26	2,478,167	2,629
Federal National Mortgage Association, 3.50%, 11/1/41	1,091,019	1,153
Federal National Mortgage Association, 3.50%, 12/1/41	1,254,684	1,326

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 2/1/42	6,199,902	6,551
Federal National Mortgage Association, 3.50%, 6/1/42	4,314,031	4,558
Federal National Mortgage Association, 3.50%, 10/1/42	18,636,711	19,692
Federal National Mortgage Association, 3.50%, 11/1/42	2,412,653	2,549
Federal National Mortgage Association, 4.00%, 4/1/26	1,039,299	1,124
Federal National Mortgage Association, 4.00%, 5/1/26	1,517,067	1,624
Federal National Mortgage Association, 4.00%, 10/1/41	3,058,177	3,263
Federal National Mortgage Association, 4.00%, 12/1/41	3,610,757	3,852
Federal National Mortgage Association, 4.00%, 1/1/42	1,673,162	1,785
Federal National Mortgage Association, 4.50%, 6/1/19	2,032,186	2,242
Federal National Mortgage Association, 4.50%, 8/1/19	230,498	248
Federal National Mortgage Association, 4.50%, 12/1/19	165,629	183
Federal National Mortgage Association, 4.50%, 7/1/20	454,125	495
Federal National Mortgage Association, 4.50%, 9/1/20	1,019,070	1,098
Federal National Mortgage Association, 4.50%, 9/1/24	1,270,527	1,367
Federal National Mortgage Association, 4.50%, 11/1/40	2,601,748	2,856
Federal National Mortgage Association, 4.50%, 1/1/41	2,174,973	2,375
Federal National Mortgage Association, 4.50%, 2/1/41	10,435,752	11,262
Federal National Mortgage Association, 4.50%, 3/1/41	364,597	395
Federal National Mortgage Association, 4.50%, 4/1/41	384,425	414

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 5/1/41	16,083,096	17,361
Federal National Mortgage Association, 5.00%, 3/1/20	690,930	758
Federal National Mortgage Association, 5.00%, 5/1/20	1,940,249	2,115
Federal National Mortgage Association, 5.00%, 3/1/34	218,175	243
Federal National Mortgage Association, 5.00%, 4/1/35	902,935	1,021
Federal National Mortgage Association, 5.00%, 7/1/35	1,580,679	1,787
Federal National Mortgage Association, 5.00%, 10/1/35	1,138,533	1,287
Federal National Mortgage Association, 5.00%, 11/1/35	3,790,290	4,116
Federal National Mortgage Association, 5.00%, 4/1/38	681,393	738
Federal National Mortgage Association, 5.00%, 4/1/41	7,742,960	8,505
Federal National Mortgage Association, 5.32%, 4/1/14	1,241,641	1,268
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	2,572,883	2,604
Federal National Mortgage Association, 5.50%, 4/1/21	442,016	484
Federal National Mortgage Association, 5.50%, 9/1/34	348,000	386
Federal National Mortgage Association, 5.50%, 3/1/35	1,959,912	2,205
Federal National Mortgage Association, 5.50%, 7/1/35	477,049	530
Federal National Mortgage Association, 5.50%, 8/1/35	567,640	630
Federal National Mortgage Association, 5.50%, 9/1/35	6,143,111	6,816
Federal National Mortgage Association, 5.50%, 10/1/35	1,451,594	1,612
Federal National Mortgage Association, 5.50%, 11/1/35	4,880,865	5,394

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 1/1/36	3,022,453	3,350
Federal National Mortgage Association, 5.50%, 2/1/37	1,874,308	2,081
Federal National Mortgage Association, 5.50%, 3/1/37	483,538	537
Federal National Mortgage Association, 5.50%, 5/1/37	743,990	825
Federal National Mortgage Association, 5.50%, 6/1/37	139,642	155
Federal National Mortgage Association, 5.50%, 2/1/38	2,773,614	3,074
Federal National Mortgage Association, 5.50%, 3/1/38	269,958	299
Federal National Mortgage Association, 5.50%, 4/1/38	3,980,965	4,418
Federal National Mortgage Association, 5.50%, 5/1/38	5,592,492	6,197
Federal National Mortgage Association, 5.50%, 6/1/38	1,822,724	2,024
Federal National Mortgage Association, 6.00%, 5/1/35	48,782	56
Federal National Mortgage Association, 6.00%, 6/1/35	13,927	15
Federal National Mortgage Association, 6.00%, 7/1/35	1,633,227	1,803
Federal National Mortgage Association, 6.00%, 10/1/35	485,883	537
Federal National Mortgage Association, 6.00%, 11/1/35	1,048,272	1,163
Federal National Mortgage Association, 6.00%, 6/1/36	1,282,562	1,436
Federal National Mortgage Association, 6.00%, 9/1/36	647,624	725
Federal National Mortgage Association, 6.00%, 1/1/37	4,076	4
Federal National Mortgage Association, 6.00%, 6/1/37	7,567	8
Federal National Mortgage Association, 6.00%, 10/1/37	3,659	4

Select Bond Portfolio

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 11/1/37	4,277,963	4,733
Federal National Mortgage Association, 6.00%, 6/1/38	1,920,081	2,106
Federal National Mortgage Association, 6.00%, 10/1/38	2,762,089	3,029
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,664,552	3,022
Federal National Mortgage Association, 6.50%, 10/1/36	449,021	519
Federal National Mortgage Association, 6.50%, 7/1/37	4,310,439	4,859
Federal National Mortgage Association, 6.50%, 9/1/37	1,863,340	2,084
Federal National Mortgage Association, 6.75%, 4/25/18	169,553	176
Federal National Mortgage Association TBA, 2.50%, 5/1/28	6,650,000	6,884
Federal National Mortgage Association TBA, 3.50%, 5/1/43	3,615,000	3,808
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,128
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,492
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	5,784
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,070
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	1,040,000	1,042
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	6,205,000	6,372
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	674

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.841%, 7/12/38 144A	600,000	678
Government National Mortgage Association, 5.50%, 10/15/31	14,097	16
Government National Mortgage Association, 5.50%, 11/15/31	6,079	7
Government National Mortgage Association, 5.50%, 12/15/31	63,523	70
Government National Mortgage Association, 5.50%, 1/15/32	28,619	32
Government National Mortgage Association, 5.50%, 2/15/32	51,493	57
Government National Mortgage Association, 5.50%, 3/15/32	69,120	77
Government National Mortgage Association, 5.50%, 7/15/32	6,358	7
Government National Mortgage Association, 5.50%, 9/15/32	976,543	1,077
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	3,000,000	3,028
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	675
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A5, 3.143%, 12/15/47	3,000,000	3,070
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	4,243,371	4,643
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45	3,400,000	3,852
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	276,047	285
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	400,096	417

Select Bond Portfolio

	Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	236,093	249
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.274%, 1/25/37	1,379,854	569
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	239,865	243
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,569,515	3,856
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	138,527	142
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	2,143,520	2,171
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	4,725,000	4,831
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,699
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.897%, 11/25/34	475,712	472
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	854,872	882
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	44,305	46
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	222,073	225

	Total Structured Products (Cost: $607,971)		629,775

	Short-Term Investments (8.7%)

	Commercial Paper (7.5%)
(b)	Alpine Securitization, 0.15%, 4/17/13	10,000,000	9,999
(b)	Alpine Securitization, 0.16%, 4/16/13	10,000,000	9,999

	Short-Term Investments (8.7%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Atlantic Asset Secur LLC, 0.14%, 4/1/13	2,400,000	2,400
(b)	Chariot Funding LLC, 0.16%, 4/24/13	10,000,000	9,999
(b)	Darden Restaurants, 0.20%, 4/1/13	7,000,000	7,000
(b)	Duke Energy Corp., 0.65%, 4/2/13	10,000,000	10,000
(b)	Fcar Owner Trust I, 0.22%, 4/1/13	5,000,000	5,000
(b)	Federal Home Loan Bank Disc Corp., 0.13%, 5/22/13	3,600,000	3,599
	General Electric Capital Corp., 1.002%, 4/24/14	10,000,000	10,071
(b)	Govco LLC, 0.17%, 4/22/13	10,000,000	9,999
(b)	John Deere Canada Ulc, 0.11%, 4/10/13	10,000,000	10,000
(b)	Old Line Funding LLC, 0.13%, 4/17/13	10,000,000	9,999
(b)	Old Line Funding LLC, 0.19%, 4/18/13	10,000,000	9,999
(b)	Roche Holdings, Inc., 0.10%, 4/16/13	10,000,000	10,000
(b)	Sheffield Receivables, 0.16%, 5/2/13	10,000,000	9,998

	Total		128,062

	Others (1.2%)
	American Honda Finance Corp., .304%, 12/5/13 144A	5,000,000	4,999
	Bank of Nova Scotia/Houston, 0.745%, 10/18/13	5,000,000	5,013
(b)	Sheffield Receivables Corp., 0.16%, 4/23/13	10,000,000	9,999

	Total		20,011

	Total Short-Term Investments
	(Cost: $148,002)		148,073

	Total Investments (106.9%)
	(Cost: $1,770,672)(a)		1,821,721

	Other Assets, Less
	Liabilities (-6.9%)		(117,678)

	Net Assets (100.0%)		1,704,043

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $86,799 representing 5.1% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,770,672 and the net unrealized appreciation of investments based on that cost was $51,049 which is comprised of $55,047 aggregate gross unrealized appreciation and $3,998 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $71,245)	575	6/13	$85
US Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $8,736)	61	6/13	77
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $32,090)	244	6/13	(115)
US Two Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $25,562)	116	6/13	(11)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $7,778)	50	6/13	102

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

- Federative Republic – Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	BRL	6,700	5/13	$-	$(71)	$(71)
Sell	Barclays Bank PLC	BRL	9,200	5/13	83	-	83

					$83	$(71)	$12

BRL — Brazilian Real

(n)	Security valued in good faith by the Board of Directors.

Select Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$599,181	$-
Foreign Bonds	-	1,654	-
Municipal Bonds	-	32,917	-
Corporate Bonds	-	410,121	-
Structured Products	-	623,604	6,171
Short-Term Investments	-	148,073	-
Other Financial Instruments^
Futures	264	-	-
Forward Currency Contracts	-	83	-
Liabilities:
Other Financial Instruments^
Futures	(126)	-	-
Forward Currency Contracts	-	(71)	-
Total	$138	$1,815,562	$6,171

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Governments (97.1%)	Shares/ $ Par	Value $ (000’s)

Governments (97.1%)
Federal National Mortgage Association, 2.25%, 3/15/16	700,000	737
Federal National Mortgage Association, 5.625%, 7/15/37	300,000	417
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	131
Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,638
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,072
Financing Corp., 8.60%, 9/26/19	700,000	1,010
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	458
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,173
Israel Government AID Bond, 0.00%, 5/15/21	200,000	170
Israel Government AID Bond, 0.00%, 2/15/23	100,000	78
Israel Government AID Bond, 0.00%, 5/15/23	500,000	386
Israel Government AID Bond, 5.50%, 9/18/33	300,000	388
Israel Government AID Bond, 5.50%, 9/18/23	800,000	1,039
Israel Government AID Bond, 5.50%, 12/4/23	300,000	390
Israel Government AID Bond, 5.50%, 4/26/24	100,000	131
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,100,000	2,406
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,762
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	632
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	252
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	341
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	267
US Treasury, 2.00%, 11/15/21	3,800,000	3,919

	Governments (97.1%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 3.125%, 11/15/41	7,500,000	7,545
	US Treasury, 3.125%, 2/15/42	16,200,000	16,281
	US Treasury, 3.75%, 8/15/41	500,000	565
(q)	US Treasury, 4.25%, 11/15/40	15,750,000	19,365
	US Treasury, 4.375%, 11/15/39	5,600,000	7,018
	US Treasury, 4.50%, 5/15/38	100,000	127
	US Treasury, 4.50%, 8/15/39	2,505,000	3,199
	US Treasury, 5.25%, 11/15/28	1,600,000	2,168
	US Treasury, 5.375%, 2/15/31	2,700,000	3,756
	US Treasury, 5.50%, 8/15/28	100,000	139
	US Treasury, 6.00%, 2/15/26	1,100,000	1,566
(r)	US Treasury, 6.25%, 5/15/30	9,300,000	14,044
	US Treasury, 6.75%, 8/15/26	100,000	152
(b)	US Treasury, 8.75%, 8/15/20	600,000	918
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	534
	US Treasury Stripped, 0.00%, 5/15/37	1,400,000	644
	US Treasury Stripped, 0.00%, 11/15/39	900,000	375
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,658
	US Treasury Stripped, 0.00%, 2/15/41	1,400,000	554
	US Treasury Stripped, 0.00%, 5/15/42	800,000	300
	Vessel Management Services, Inc., 3.432%, 8/15/36	658,000	680

	Total Governments (Cost: $103,317)		103,385

	Municipal Bonds (1.3%)

	Municipal Bonds (1.3%)
	Iowa State Special Obligation Build America Bonds, Series 2009-B, 6.75%, 6/1/34 RB	400,000	476

Municipal Bonds (1.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Massachusetts Educational Financing Authority, Series 2008-1, 1.251%, 4/25/38 GO	202,419	204
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	329
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	194
South Carolina Student Loan Corp., Series 2008-1, 0.837%, 3/1/18 GO	144,799	145

Total Municipal Bonds (Cost: $1,228)		1,348

Structured Products (5.9%)

Structured Products (5.9%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.547%, 7/25/33	4,334	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.618%, 8/25/33	4,958	5
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.433%, 2/15/19	32,221	32
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,259
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	416,658	484
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	823,077	939
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.575%, 7/25/44	25,933	27

Long-Term U.S. Government Bond Portfolio

Structured Products (5.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2007-114, Class A6, 0.404%, 10/27/37	100,000	100
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	257,066	281
Federal National Mortgage Association, 5.00%, 6/1/35	278,226	303
Federal National Mortgage Association, 5.00%, 2/1/36	472,520	513
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.738%, 7/9/21 144A	316,186	311
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.407%, 5/25/33	12,708	13
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.214%, 5/25/33	3,614	4
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.454%, 11/25/35	29,879	28
SLM Student Loan Trust, Series 2007-2, Class A2, 0.301%, 7/25/17	198,354	198
SLM Student Loan Trust, Series 2008-7, Class A2, 0.801%, 10/25/17	122,313	123
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.48%, 12/15/33 144A	228,571	226
SLM Student Loan Trust, Series 2008-9, Class A, 1.801%, 4/25/23	373,161	388
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.863%, 10/19/34	11,588	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.569%, 3/25/34	37,052	38

Total Structured Products (Cost: $5,852)		6,287

Short-Term Investments (55.6%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.4%)
Federal Home Loan, 0.16%, 2/11/14	400,000	399

Total		399

Money Market Funds (0.0%)
JPMorgan Money Market Fund	47,511	48

Total		48

Repurchase Agreements (55.1%)
US Treasury Repurchase, 0.21%, dated 3/31/13, due 4/1/13, (collateralized by US Treasury Note, 0.625%, 5/31/17, valued at $510,817, repurchase proceeds of $510,000)	500,000	500
US Treasury Repurchase, 0.22%, dated 3/31/13, due 4/1/13, (collateralized by Fannie Mae, 0.45%, 8/27/14, valued at $10,715,000, repurchase proceeds of $10,500,000)	10,500,000	10,500
US Treasury Repurchase, 0.22%, dated 3/31/13, due 4/1/13, (collateralized by US Treasury Bond, 3.125%, 2/15/42, valued at $5,792,676, repurchase proceeds of $5,700,000)	5,700,000	5,700
US Treasury Repurchase, 0.22%, dated 3/31/13, due 4/1/13, (collateralized by US Treasury Note, 0.25%, 8/31/14, valued at $10,715,275 repurchase proceeds of $10,709,000)	10,500,000	10,500
US Treasury Repurchase, 0.23%, dated 3/31/13, due 4/1/13, (collateralized by Federal Farm Credit Bank, 0.25%, 1/30/15, valued at $10,721,000, repurchase proceeds of $10,500,000)	10,500,000	10,500
US Treasury Repurchase, 0.24%, dated 3/31/13, due 4/1/13, (collateralized by US Treasury Note, 1.02%, 10/16/17, valued at $10,667,848, repurchase proceeds of $10,500,000)	10,500,000	10,500

Short-Term Investments (55.6%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
US Treasury Repurchase, 0.26%, dated 3/31/13, due 4/1/13, (collateralized by Fannie Mae Pool, 3.00%, 3/1/43, valued at $10,872,373, repurchase proceeds of $10,500,000)	10,500,000	10,500

Total		58,700

Treasury Bills (0.1%)
US Treasury Bill, 0.00%, 4/15/13	30,000	30
US Treasury Bill, 0.00%, 12/12/13	28,000	28

Total		58

Total Short-Term Investments
(Cost: $59,205)		59,205

Total Investments (159.9%)
(Cost: $169,602)(a)		170,225

Other Assets, Less
Liabilities (-59.9%)		(63,779)

Net Assets (100.0%)		106,446

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $537 representing 0.5% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $169,602 and the net unrealized appreciation of investments based on that cost was $623 which is comprised of $2,672 aggregate gross unrealized appreciation and $2,049 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $854)	6	6/13	$13

(i)	Written options outstanding on March 31, 2013.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$132.500	4/13	26	$(9)
Put — CBOT US Ten Year Treasury Note	129.000	4/13	26	(1)

(Premiums Received $17)				$(10)

CBOT — Chicago Board of Trade

(r)	All or a portion of the securities have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.

Description	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Value (000’s)
US Treasury	The Bank of Nova Scotia	0.19%	3/5/13	4/4/13	$1,251	$(1,251)
US Treasury	Bank of America	0.22%	3/18/13	4/18/13	151	(151)

						$(1,402)

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$103,385	$-
Municipal Bonds	-	1,348	-
Structured Products	-	6,287	-
Short-Term Investments	48	59,157	-
Other Financial Instruments^
Futures	13	-	-
Liabilities:
Other Financial Instruments^
Written Options	(10)	-	-
Total	$51	$170,177	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	135
L-3 Communications Corp., 5.20%, 10/15/19	50,000	57
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	104
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	225
Raytheon Co., 2.50%, 12/15/22	300,000	293
Raytheon Co., 3.125%, 10/15/20	110,000	116

Total		930

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	202
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	199
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	103
Toyota Motor Credit Corp., 3.30%, 1/12/22	300,000	318

Total		932

Banking (2.1%)
Bank of America Corp., 3.30%, 1/11/23	350,000	345
Bank of America Corp., 5.75%, 12/1/17	350,000	405
The Bear Stearns Cos. LLC, 3.54%, 1/10/14	70,000	70
Capital One Financial Corp., 3.15%, 7/15/16	100,000	106
Citigroup, Inc., 4.05%, 7/30/22	160,000	165
Citigroup, Inc., 4.587%, 12/15/15	500,000	542
Citigroup, Inc., 6.01%, 1/15/15	140,000	152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	200,000	211
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	100,000	101
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	267

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	117
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	236
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	744
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	548
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	279
Morgan Stanley, 3.75%, 2/25/23	250,000	253
Morgan Stanley, 5.95%, 12/28/17	200,000	232
PNC Bank, N.A., 6.00%, 12/7/17	200,000	238
Wells Fargo & Co., 5.625%, 12/11/17	400,000	473

Total		5,484

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	166

Total		166

Builders & Building Materials (0.1%)
Mohawk Industries, Inc., 3.85%, 2/1/23	150,000	152

Total		152

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	202
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	61
John Deere Capital Corp., 3.15%, 10/15/21	290,000	306

Total		629

Chemicals (0.6%)
CF Industries, Inc., 6.875%, 5/1/18	180,000	216
The Dow Chemical Co., 2.50%, 2/15/16	130,000	135
The Dow Chemical Co., 5.90%, 2/15/15	50,000	55

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	203
Eastman Chemical Co., 2.40%, 6/1/17	300,000	311
Eastman Chemical Co., 3.60%, 8/15/22	200,000	208
Ecolab, Inc., 4.35%, 12/8/21	360,000	397

Total		1,525

Conglomerate & Diversified Manufacturing (0.3%)
General Electric Co., 5.25%, 12/6/17	210,000	246
United Technologies Corp., 4.50%, 6/1/42	80,000	85
United Technologies Corp., 4.875%, 5/1/15	525,000	573

Total		904

Consumer Products & Retailing (0.5%)
CVS Caremark Corp., 2.75%, 12/1/22	500,000	493
The Gap, Inc., 5.95%, 4/12/21	10,000	12
Safeway, Inc., 4.75%, 12/1/21	130,000	140
Staples, Inc., 4.375%, 1/12/23	140,000	141
Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	216
Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	250

Total		1,252

Electric Utilities (0.4%)
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	297
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	420
Duke Energy Corp., 3.55%, 9/15/21	150,000	160
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	70
FirstEnergy Solutions Corp., 6.05%, 8/15/21	40,000	47
Pacific Gas & Electric Co., 5.80%, 3/1/37	29,000	35

Total		1,029

Energy (0.9%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	115
Apache Corp., 4.75%, 4/15/43	150,000	153

Inflation Protection Portfolio

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	275
ConocoPhillips, Co., 4.75%, 2/1/14	69,000	72
Ensco PLC, 4.70%, 3/15/21	250,000	279
EOG Resources, Inc., 2.50%, 2/1/16	300,000	314
Noble Energy, Inc., 4.15%, 12/15/21	180,000	198
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	380
Sempra Energy, 2.00%, 3/15/14	120,000	121
Sempra Energy, 6.50%, 6/1/16	50,000	58
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	156
Talisman Energy, Inc., 7.75%, 6/1/19	50,000	63
Transocean, Inc., 3.80%, 10/15/22	100,000	99
Transocean, Inc., 5.05%, 12/15/16	100,000	111

Total		2,394

Entertainment (0.3%)
Time Warner, Inc., 4.875%, 3/15/20	110,000	126
Viacom, Inc., 4.50%, 3/1/21	250,000	276
The Walt Disney Co., 2.35%, 12/1/22	500,000	495

Total		897

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	254
General Electric Capital Corp., 4.375%, 9/16/20	50,000	56
General Electric Capital Corp., 5.625%, 9/15/17	500,000	586
General Electric Capital Corp., 6.00%, 8/7/19	60,000	73

Total		969

Food & Beverage (0.9%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	400,000	482
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	158
Brown-Forman Corp., 3.75%, 1/15/43	100,000	97
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	107
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	337

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
General Mills, Inc., 3.15%, 12/15/21	300,000	315
Kraft Foods Group, Inc., 5.375%, 2/10/20	130,000	155
Mondelez International, Inc., 5.375%, 2/10/20	120,000	143
Mondelez International, Inc., 6.125%, 2/1/18	120,000	144
PepsiCo, Inc., 2.75%, 3/1/23	200,000	200
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	208

Total		2,346

Foreign Agencies (0.1%)
Petroleos Mexicanos, 3.50%, 1/30/23 144A	130,000	130
Statoil ASA, 2.45%, 1/17/23	250,000	246

Total		376

Healthcare (0.4%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	205
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	101
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	158
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	128
Medtronic, Inc., 2.75%, 4/1/23	100,000	100
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	318

Total		1,010

Insurance (0.6%)
Aetna, Inc., 2.75%, 11/15/22	100,000	98
American International Group, Inc., 4.875%, 6/1/22	250,000	283
Berkshire Hathaway, Inc., 4.50%, 2/11/43	160,000	161
ING US, Inc., 2.90%, 2/15/18 144A	200,000	203
MetLife, Inc., 6.75%, 6/1/16	120,000	141
Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	401
Prudential Financial, Inc., 3.17%, 3/10/15	240,000	244
UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	147

Total		1,678

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Media (0.9%)
Comcast Corp., 5.90%, 3/15/16	195,000	223
Comcast Corp., 6.50%, 11/15/35	200,000	255
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	419
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	383
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	284
News America, Inc., 6.90%, 8/15/39	235,000	299
Time Warner Cable, Inc., 6.75%, 7/1/18	360,000	443

Total		2,306

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	85
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	190
Newmont Mining Corp., 6.25%, 10/1/39	220,000	253
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	295

Total		823

Oil & Gas (0.3%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	58
Cenovus Energy, Inc., 4.50%, 9/15/14	200,000	211
Shell International Finance BV, 2.375%, 8/21/22	650,000	645

Total		914

Pharmaceuticals (0.7%)
AbbVie, Inc., 2.90%, 11/6/22 144A	200,000	200
Amgen, Inc., 3.625%, 5/15/22	315,000	336
Amgen, Inc., 5.85%, 6/1/17	90,000	106
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	293
Roche Holdings, Inc., 6.00%, 3/1/19 144A	440,000	547
Sanofi, 1.20%, 9/30/14	150,000	152
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	171

Total		1,805

Pipelines (0.5%)
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	99

Inflation Protection Portfolio

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	85
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	102
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	316
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	211
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	198
Williams Partners LP, 3.80%, 2/15/15	150,000	158
Williams Partners LP, 4.125%, 11/15/20	80,000	86

Total		1,255

Real Estate Investment Trusts (0.3%)
DDR Corp., 4.75%, 4/15/18	60,000	66
Essex Portfolio LP, 3.625%, 8/15/22 144A	100,000	100
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	302
Kilroy Realty LP, 3.80%, 1/15/23	130,000	133
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	249

Total		850

Services (0.0%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	110

Total		110

Technology (0.7%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	313
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	161
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	206
Intel Corp., 2.70%, 12/15/22	260,000	258
International Business Machines Corp., 1.95%, 7/22/16	150,000	156
Microsoft Corp., 2.125%, 11/15/22	180,000	176
Oracle Corp., 2.50%, 10/15/22	300,000	294
Oracle Corp., 5.75%, 4/15/18	300,000	362

Total		1,926

Corporate Bonds (13.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.5%)
AT&T, Inc., 2.625%, 12/1/22	250,000	241
AT&T, Inc., 5.10%, 9/15/14	100,000	106
AT&T, Inc., 6.55%, 2/15/39	110,000	136
British Telecommunications PLC, 5.95%, 1/15/18	100,000	119
CC Holdings GS V LLC, 3.849%, 4/15/23 144A	90,000	91
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	104
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	80
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	161
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	181

Total		1,219

Transportation (0.2%)
CSX Corp., 4.25%, 6/1/21	200,000	225
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	120
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
Union Pacific Corp., 2.75%, 4/15/23	100,000	100

Total		547

Yankee Sovereign (0.1%)
United Mexican States, 4.75%, 3/8/44	200,000	207

Total		207

Total Corporate Bonds (Cost: $33,498)		34,635

Foreign Bonds (15.4%)

Governments (15.4%)
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	920,603	1,296
Canadian Government Bond, 4.25%, 12/1/21	700,714	972
Canadian Government Bond, 4.25%, 12/1/26	828,534	1,305

Foreign Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	634,633	829
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	861,258	1,175
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	1,768,560	2,705
France Government Bond OAT, 1.10%, 7/25/22	3,694,588	5,185
France Government Bond OAT, 1.30%, 7/25/19	1,143,503	1,651
France Government Bond OAT, 1.85%, 7/25/27	915,484	1,372
France Government Bond OAT, 2.25%, 7/25/20	2,822,726	4,327
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	51,870,000	610
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	86,397	148
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	1,937,990	4,008
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	2,070,976	4,230
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	4,955,988	10,995

Total		40,808

Total Foreign Bonds (Cost: $40,509)		40,808

Governments (52.1%)

Governments (52.1%)
US Treasury Inflation Index Bond, 0.125%, 4/15/16	1,042,870	1,108
US Treasury Inflation Index Bond, 0.125%, 4/15/17	5,371,444	5,793
US Treasury Inflation Index Bond, 0.125%, 1/15/22	2,949,416	3,209
US Treasury Inflation Index Bond, 0.125%, 7/15/22	8,508,500	9,272

Inflation Protection Portfolio

Governments (52.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,241,128	3,496
US Treasury Inflation Index Bond, 0.625%, 2/15/43	1,251,525	1,254
US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,385,201	9,591
US Treasury Inflation Index Bond, 0.75%, 2/15/42	5,959,571	6,220
US Treasury Inflation Index Bond, 1.125%, 1/15/21	11,141,752	13,135
US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,477,729	1,765
US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,832,164	4,565
US Treasury Inflation Index Bond, 1.625%, 1/15/18	3,955,644	4,612
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,961,239	3,764
US Treasury Inflation Index Bond, 1.875%, 7/15/19	539,045	660
US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,523,181	5,887
US Treasury Inflation Index Bond, 2.125%, 2/15/40	3,125,834	4,403
US Treasury Inflation Index Bond, 2.125%, 2/15/41	4,766,965	6,745
US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,154,620	5,067
US Treasury Inflation Index Bond, 2.375%, 1/15/17	456,584	533
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,152,080	5,572
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,110,479	4,233
US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,274,400	4,945
US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,859,354	8,185
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,003,649	3,221

Governments (52.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 3.625%, 4/15/28	5,265,914	8,220
US Treasury Inflation Index Bond, 3.875%, 4/15/29	7,911,413	12,853

Total Governments (Cost: $125,017)		138,308

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	21
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	18
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds (Cost: $60)		77

Structured Products (12.9%)

Structured Products (12.9%)
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	500,000	505
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	344,463	352
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	274
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	220
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	94,826	97
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	425,000	427

Structured Products (12.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	135,030	141
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	66,194	68
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	9,917,803	10,703
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	7,554,096	8,235
Federal National Mortgage Association, 4.00%, 5/1/41	1,283,766	1,369
Federal National Mortgage Association, 4.00%, 9/1/41	6,133,525	6,689
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	29,074	29
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	106
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	156
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	400,000	421
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	798
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	575,000	601
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	308
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	133,063	136
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	272,068	277

Inflation Protection Portfolio

Structured Products (12.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	326
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	192
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.512%, 6/15/29	250,000	262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.918%, 2/15/46	175,000	177
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.872%, 12/18/37	152,152	161
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	183,370	184
Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.748%, 8/25/33	346,321	355
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.328%, 8/25/35	163,466	164
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	182,277	189
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	69,637	72
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	204,443	211
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.041%, 1/25/38	149,302	152

Total Structured Products (Cost: $33,314)		34,357

	Short-Term Investments (5.8%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (5.8%)
(b)	BNP Paribas Finance, Inc., 0.00%, 4/1/13	11,597,000	11,597
(k)	Federal Home Loan Bank, 0.00%, 4/24/13	3,724,000	3,724

	Total		15,321

	Money Market Funds (0.0%)
	JPMorgan Money Market Fund	45,054	45

	Total		45

	Total Short-Term Investments
	(Cost: $15,366)		15,366

	Total Investments (99.3%)
	(Cost: $247,764)(a)		263,551

	Other Assets, Less
	Liabilities (0.7%)		1,871

	Net Assets (100.0%)		265,422

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $2,855 representing 1.1% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $247,764 and the net unrealized appreciation of investments based on that cost was $15,787 which is comprised of $16,259 aggregate gross unrealized appreciation and $472 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2013, $6,329)	44	6/13	$(28)

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	AUD	893	4/13	$8	$-	$8
Sell	HSBC Bank USA	CAD	2,317	4/13	4	-	4
Sell	HSBC Bank USA	EUR	13,842	4/13	640	-	640
Sell	HSBC Bank USA	GBP	12,761	4/13	662	(14)	648
Sell	HSBC Bank USA	JPY	55,014	4/13	37	-	37

					$1,351	$(14)	$1,337

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.900%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(160)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.765%	CPURNSA Index Total Return at Maturity	8/14	7,700	20
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	52
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	95
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(14)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(16)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(21)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(44)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	- (m)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(59)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	4
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.095%	CPURNSA Index Total Return at Maturity	10/15	2,500	(14)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	7
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(79)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(135)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	63
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(108)

						$(471)

(k)	Cash or securities with an aggregate value of $3,724 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2013.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$138,308	$-
Foreign Bonds	-	40,808	-
Municipal Bonds	-	77	-
Corporate Bonds	-	34,635	-
Structured Products	-	34,357	-
Short-Term Investments	45	15,321	-
Other Financial Instruments^
Forward Currency Contracts	-	1,351	-
Total Return Swaps	-	241	-
Liabilities:
Other Financial Instruments^
Futures	(28)	-	-
Forward Currency Contracts	-	(14)	-
Total Return Swaps	-	(712)	-
Total	$17	$264,372	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Common Stocks (0.4%)	Shares/ $ Par	Value $ (000’s)

	Financials (0.3%)
*	E*TRADE Financial Corp.	105,647	1,131

	Total		1,131

	Materials (0.1%)
(n)*	NewPage Group, Inc.	6,020	563

	Total		563

	Total Common Stocks
	(Cost: $1,324)		1,694

	Preferred Stocks (1.4%)

	Energy (0.2%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	9,300	865

	Total		865

	Financials (0.9%)
	Ally Financial, Inc., 7.00%, 2/4/13 144A	1,302	1,288
	Ally Financial, Inc., 8.50%, 5/15/16	93,329	2,499
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	668

	Total		4,455

	Materials (0.3%)
	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	74,400	1,389

	Total		1,389

	Total Preferred Stocks
	(Cost: $6,636)		6,709

	Bonds (87.5%)

	Aerospace & Defense (1.5%)
	B/E Aerospace, Inc., 5.25%, 4/1/22	730,000	753
	Bombardier, Inc., 4.25%, 1/15/16 144A	320,000	332
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	790
	Bombardier, Inc., 6.125%, 1/15/23 144A	485,000	503
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,426
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	598

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense continued
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	598
TransDigm, Inc., 5.50%, 10/15/20 144A	720,000	751
Triumph Group, Inc., 4.875%, 4/1/21 144A	605,000	611
Triumph Group, Inc., 8.625%, 7/15/18	610,000	678

Total		7,040

Autos & Vehicle Parts (2.7%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	648,000	711
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	900,000	923
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	355,000	367
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.00%, 6/15/19	715,000	784
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.25%, 6/15/21	905,000	1,010
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	670
Exide Technologies, 8.625%, 2/1/18	740,000	635
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	770,000	972
General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	975,000	1,017
The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,200,000	1,238
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	907
Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	905,000	989
Navistar International Corp., 8.25%, 11/1/21	950,000	968
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,240
Visteon Corp., 6.75%, 4/15/19	688,000	736

Total		13,167

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Banking (2.4%)
	Ally Financial, Inc., 4.625%, 6/26/15	845,000	884
	Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,071
	Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,128
	Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,567
	E*TRADE Financial Corp., 6.00%, 11/15/17	1,240,000	1,297
	E*TRADE Financial Corp., 6.375%, 11/15/19	620,000	656
	E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	652
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,287
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,230,000	1,272
	Wells Fargo & Co., 7.98%, 3/29/49	560,000	646

	Total		11,460

	Basic Materials (3.1%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	531
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	476
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	420,000	432
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20	445,000	491
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	360,000	387
	Cascades, Inc., 7.875%, 1/15/20	810,000	871
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,125,000	1,091
	Graphic Packaging International, Inc., 4.75%, 4/15/21	600,000	607

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Resolute Forest Products, 10.25%, 10/15/18	727,000	834
Rexel SA, 5.25%, 6/15/20 144A	795,000	805
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	1,345,000	1,370
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	218
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,340,000	1,439
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	535
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	740,000	762
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,132
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,107
Sealed Air Corp., 6.50%, 12/1/20 144A	370,000	405
Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	481
Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	899
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	203

Total		15,076

Builders & Building Materials (0.8%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	430,000	460
Cemex SAB de CV, 5.875%, 3/25/19 144A	300,000	303
KB Home, 7.25%, 6/15/18	610,000	671
KB Home, 9.10%, 9/15/17	720,000	846

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials continued
USG Corp., 7.875%, 3/30/20 144A	575,000	654
Vulcan Materials Co., 6.40%, 11/30/17	760,000	848

Total		3,782

Capital Goods (0.9%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,187
CNH Capital LLC, 3.875%, 11/1/15	280,000	287
CNH Capital LLC, 6.25%, 11/1/16	485,000	536
The Manitowoc Co., Inc., 5.875%, 10/15/22	300,000	315
Terex Corp., 6.00%, 5/15/21	620,000	653
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	314
United Rentals North America, Inc., 6.125%, 6/15/23	300,000	321
United Rentals North America, Inc., 7.375%, 5/15/20	405,000	450

Total		4,063

Chemicals (2.0%)
Celanese US Holdings LLC, 4.625%, 11/15/22	825,000	827
Chemtura Corp., 7.875%, 9/1/18	615,000	664
Eagle Spinco, Inc., 4.625%, 2/15/21 144A	200,000	204
Hexion US Finance Corp., 6.625%, 4/15/20 144A	1,505,000	1,509
Hexion US Finance Corp., 6.625%, 4/15/20	405,000	406
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,655,000	1,713
Huntsman International LLC, 4.875%, 11/15/20	1,385,000	1,395
Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	435
Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	597
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,065,000	1,092

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	490,000	511
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	240,000	253

	Total		9,606

	Conglomerate & Diversified Manufacturing (0.3%)
	BC Mountain LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21 144A	180,000	191
	Milacron LLC/Mcron Finance Corp., 7.75%, 2/15/21 144A	300,000	310
	SPX Corp., 6.875%, 9/1/17	615,000	684

	Total		1,185

	Consumer Products & Retailing (2.6%)
(c)	Alphabet Holding Co., Inc., 7.75%, 11/1/17 144A	300,000	313
	AutoNation, Inc., 5.50%, 2/1/20	540,000	586
	Hanesbrands, Inc., 6.375%, 12/15/20	615,000	670
	Iconix Brand Group, Inc., 1.50%, 3/15/18 144A	1,385,000	1,491
	Levi Strauss & Co., 6.875%, 5/1/22	575,000	630
	Levi Strauss & Co., 7.625%, 5/15/20	615,000	676
	Limited Brands, Inc., 5.625%, 2/15/22	495,000	525
	Limited Brands, Inc., 8.50%, 6/15/19	580,000	712
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	905,000	908
	Rite Aid Corp., 7.50%, 3/1/17	377,000	388
	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	63
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	425,000	471
	Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	90,000	97
	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	155,000	168
	Spectrum Brands, Inc., 9.50%, 6/15/18	830,000	940

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
SUPERVALU, Inc., 7.50%, 11/15/14	390,000	391
SUPERVALU, Inc., 8.00%, 5/1/16	1,030,000	1,071
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	465,000	476
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	877
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	855

Total		12,308

Electric Utilities (2.8%)
The AES Corp., 7.75%, 10/15/15	1,495,000	1,680
The AES Corp., 8.00%, 10/15/17	585,000	688
The AES Corp., 8.00%, 6/1/20	1,170,000	1,386
Calpine Corp., 7.50%, 2/15/21 144A	832,000	913
Calpine Corp., 7.875%, 7/31/20 144A	1,606,000	1,759
DPL, Inc., 6.50%, 10/15/16	1,520,000	1,604
GenOn Americas Generation LLC, 8.50%, 10/1/21	570,000	668
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	2,008
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,307
NRG Energy, Inc., 8.25%, 9/1/20	230,000	260
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	740
Puget Energy, Inc., 5.625%, 7/15/22	575,000	633

Total		13,646

Energy (14.1%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	995
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,262
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	370
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	300,000	303
Bill Barrett Corp., 7.00%, 10/15/22	860,000	901
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,360

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	475
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,095
Chesapeake Energy Corp., 5.375%, 6/15/21	1,195,000	1,199
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,489
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,368
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	851
Chesapeake Energy Corp., 9.50%, 2/15/15	765,000	864
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	425,000	438
Cimarex Energy Co., 5.875%, 5/1/22	960,000	1,030
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	950
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	649
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,046
Concho Resources, Inc., 5.50%, 4/1/23	585,000	607
Concho Resources, Inc., 7.00%, 1/15/21	615,000	676
Continental Resources, Inc., 5.00%, 9/15/22	845,000	898
Denbury Resources, Inc., 4.625%, 7/15/23	805,000	777
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,061
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	420,000	424
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,435,000	1,657
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	290,000	320
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,199
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	600,000	598
Forest Oil Corp., 7.25%, 6/15/19	725,000	725

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Forest Oil Corp., 7.50%, 9/15/20 144A	620,000	654
Halcon Resources Corp., 8.875%, 5/15/21 144A	725,000	781
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	533
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,032
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	800,000	794
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	357
Key Energy Services, Inc., 6.75%, 3/1/21	875,000	912
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	455,000	477
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	855,000	966
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,181
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,440,000	1,507
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	783
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	1,235,000	1,297
MEG Energy Corp., 6.375%, 1/30/23 144A	870,000	905
Newfield Exploration Co., 7.125%, 5/15/18	975,000	1,015
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,188
Offshore Group Investment, Ltd., 7.50%, 11/1/19 144A	1,505,000	1,595
Oil States International, Inc., 5.125%, 1/15/23 144A	405,000	405
Oil States International, Inc., 6.50%, 6/1/19	605,000	647
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,255,000	1,324
Peabody Energy Corp., 4.75%, 12/15/41	1,950,000	1,600
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	910,000	996
Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,259

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	935
Plains Exploration & Production Co., 6.75%, 2/1/22	565,000	629
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	846
QEP Resources, Inc., 5.25%, 5/1/23	590,000	605
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,285
Range Resources Corp., 5.00%, 8/15/22	575,000	586
Range Resources Corp., 5.75%, 6/1/21	725,000	778
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	678
Samson Investment Co., 9.75%, 2/15/20 144A	1,890,000	2,008
SandRidge Energy, Inc., 7.50%, 3/15/21	1,035,000	1,076
SandRidge Energy, Inc., 7.50%, 2/15/23	580,000	602
SESI LLC, 6.375%, 5/1/19	965,000	1,037
SESI LLC, 6.875%, 6/1/14	573,000	573
SM Energy Co., 6.50%, 11/15/21	460,000	503
SM Energy Co., 6.50%, 1/1/23	335,000	367
SM Energy Co., 6.625%, 2/15/19	610,000	654
Swift Energy Co., 7.875%, 3/1/22 144A	300,000	314
Swift Energy Co., 8.875%, 1/15/20	900,000	978
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	1,004
Unit Corp., 6.625%, 5/15/21	695,000	728
Venoco, Inc., 8.875%, 2/15/19	740,000	718
W&T Offshore, Inc., 8.50%, 6/15/19	1,655,000	1,800
WPX Energy, Inc., 5.25%, 1/15/17	545,000	571
WPX Energy, Inc., 6.00%, 1/15/22	685,000	718

Total		67,788

Entertainment (1.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	999
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,131
Cinemark USA, Inc., 5.125%, 12/15/22 144A	245,000	246

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued
Regal Entertainment Group, 9.125%, 8/15/18	730,000	820
Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	300,000	320
Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	459
WMG Acquisition Corp., 6.00%, 1/15/21 144A	240,000	251
WMG Acquisition Corp., 11.50%, 10/1/18	1,065,000	1,250

Total		5,476

Finance (5.5%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	690,000	741
Air Lease Corp., 6.125%, 4/1/17	1,915,000	2,073
Aircastle, Ltd., 6.25%, 12/1/19	435,000	475
Aircastle, Ltd., 6.75%, 4/15/17	920,000	1,012
Aircastle, Ltd., 7.625%, 4/15/20	285,000	330
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	605,000	624
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,656,400	1,748
CIT Group, Inc., 4.25%, 8/15/17	1,160,000	1,212
CIT Group, Inc., 4.75%, 2/15/15 144A	780,000	817
CIT Group, Inc., 5.00%, 5/15/17	575,000	617
CIT Group, Inc., 5.00%, 8/15/22	870,000	929
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	2,068
CIT Group, Inc., 5.375%, 5/15/20	765,000	840
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	587
FTI Consulting, Inc., 6.00%, 11/15/22 144A	495,000	523
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	427
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,033
International Lease Finance Corp., 5.75%, 5/15/16	660,000	713
International Lease Finance Corp., 6.25%, 5/15/19	660,000	723

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Finance continued
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,557
International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,405
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,164
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,112
SLM Corp., 6.00%, 1/25/17	880,000	957
SLM Corp., 8.00%, 3/25/20	550,000	638
SLM Corp., 8.45%, 6/15/18	970,000	1,149

Total		26,474

Food & Beverage (2.9%)
ARAMARK Corp., 5.75%, 3/15/20 144A	900,000	920
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	851,000	936
Constellation Brands, Inc., 6.00%, 5/1/22	220,000	240
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	721
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	672
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	969
Dean Foods Co., 7.00%, 6/1/16	820,000	908
Dean Foods Co., 9.75%, 12/15/18	820,000	949
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	702
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	425
Hawk Acquisition Sub., 4.25%, 10/15/20 144A	1,330,000	1,332
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	690
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	725,000	759
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,020,000	1,089
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	957
Post Holdings, Inc., 7.375%, 2/15/22	150,000	164
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	856
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	542

Total		13,831

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	653

Total		653

Gaming/Leisure/Lodging (2.4%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,265,000	1,249
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	498,000	339
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	1,210,000	1,287
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,283
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	360,000	344
MGM Resorts International, 6.75%, 10/1/20 144A	595,000	631
MGM Resorts International, 7.625%, 1/15/17	685,000	760
MGM Resorts International, 7.75%, 3/15/22	565,000	627
MGM Resorts International, 8.625%, 2/1/19	855,000	996
NCL Corp., Ltd., 5.00%, 2/15/18 144A	300,000	306
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	616
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	360,000	360
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	430,000	435
Scientific Games International, Inc., 6.25%, 9/1/20	980,000	997
Scientific Games International, Inc., 9.25%, 6/15/19	340,000	375
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	324
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	559

Total		11,488

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Healthcare (4.7%)
Biomet, Inc., 6.50%, 8/1/20 144A	825,000	876
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	602
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	944
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,403
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,328
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	374
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	279
HCA Holdings, Inc., 6.25%, 2/15/21	495,000	528
HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,371
HCA, Inc., 5.875%, 3/15/22	1,730,000	1,864
HCA, Inc., 6.50%, 2/15/20	1,400,000	1,579
HCA, Inc., 7.25%, 9/15/20	1,595,000	1,764
HCA, Inc., 7.875%, 2/15/20	680,000	751
HCA, Inc., 8.00%, 10/1/18	730,000	854
HCA, Inc., 8.50%, 4/15/19	680,000	751
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,218
Health Management Associates, Inc., 7.375%, 1/15/20	570,000	626
Hologic, Inc., 6.25%, 8/1/20 144A	230,000	245
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,000,000	1,065
Tenet Healthcare Corp., 4.50%, 4/1/21 144A	1,205,000	1,181
Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	1,016
Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	1,046

Total		22,665

Insurance (0.4%)
Centene Corp., 5.75%, 6/1/17	1,620,000	1,737

Total		1,737

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Media (8.5%)
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	690
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	800,000	795
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,190
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,632
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	890
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	632
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	362
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,225,000	1,271
	Coinstar, Inc., 6.00%, 3/15/19 144A	900,000	920
	CSC Holdings LLC, 7.625%, 7/15/18	870,000	1,009
	CSC Holdings LLC, 7.875%, 2/15/18	535,000	623
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	534
(c),(d)	Dex One Corp., 14.00%, 1/29/17	789,110	339
	DigitalGlobe, Inc., 5.25%, 2/1/21 144A	300,000	298
	DISH DBS Corp., 5.00%, 3/15/23 144A	810,000	797
	DISH DBS Corp., 5.875%, 7/15/22	775,000	813
	DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,343
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,456
	DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,086
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,059
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	692
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	304

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,147
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	846
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,144
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	600,000	610
Intelsat Luxembourg SA, 11.50%, 2/4/17	1,935,000	2,055
Lamar Media Corp., 5.00%, 5/1/23	1,000,000	1,000
LIN Television Corp., 6.375%, 1/15/21 144A	600,000	639
Lynx I Corp., 5.375%, 4/15/21 144A	1,005,000	1,045
Lynx II Corp., 6.375%, 4/15/23 144A	1,005,000	1,053
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	363
Netflix, Inc., 5.375%, 2/1/21 144A	480,000	476
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	672
RR Donnelley & Sons Co., 7.875%, 3/15/21	480,000	500
Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	1,495,000	1,484
Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	1,195,000	1,252
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	450,000	463
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	295,000	304
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 144A	615,000	632
Univision Communications, Inc., 6.75%, 9/15/22 144A	715,000	772
Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	880
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,059
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	376
Videotron Ltee, 5.00%, 7/15/22	960,000	974

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Virgin Media Finance PLC, 8.375%, 10/15/19	451,000	504
XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	930,000	1,026

Total		41,011

Metals & Mining (6.6%)
AK Steel Corp., 7.625%, 5/15/20	510,000	446
AK Steel Corp., 8.75%, 12/1/18 144A	925,000	1,020
Aleris International, Inc., 7.625%, 2/15/18	460,000	488
Aleris International, Inc., 7.875%, 11/1/20	600,000	639
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,651
Alpha Natural Resources, Inc., 9.75%, 4/15/18	800,000	858
ArcelorMittal, 5.75%, 8/5/20	915,000	965
ArcelorMittal, 6.125%, 6/1/18	2,005,000	2,165
ArcelorMittal, 6.75%, 2/25/22	1,230,000	1,344
Arch Coal, Inc., 8.75%, 8/1/16	655,000	681
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	710,000	760
CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,669
CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,706
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	625,000	600
FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	591
FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	635,000	667
FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,288
FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,311
GrafTech International, Ltd., 6.375%, 11/15/20 144A	370,000	383

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	HudBay Minerals, Inc., 9.50%, 10/1/20	405,000	442
	Inmet Mining Corp., 7.50%, 6/1/21 144A	245,000	265
	JMC Steel Group, 8.25%, 3/15/18 144A	405,000	429
	Molycorp, Inc., 6.00%, 9/1/17	1,425,000	1,020
	Molycorp, Inc., 10.00%, 6/1/20	820,000	808
	New Gold, Inc., 6.25%, 11/15/22 144A	370,000	388
(d)	Patriot Coal Corp., 8.25%, 4/30/18	780,000	370
	Peabody Energy Corp., 6.00%, 11/15/18	1,705,000	1,812
	Peabody Energy Corp., 6.25%, 11/15/21	610,000	634
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	815
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	860,000	903
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	950
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	310,000	335
	Severstal Columbus LLC, 10.25%, 2/15/18	940,000	1,018
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	385,000	416
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	385,000	416
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	305,000	250
	United States Steel Corp., 7.375%, 4/1/20	930,000	974

	Total		31,477

	Oil & Gas (0.6%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	430,000	456
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	1,125,000	1,237
	Tesoro Corp., 4.25%, 10/1/17	395,000	413
	Tesoro Corp., 5.375%, 10/1/22	395,000	412
	Western Refining, Inc., 6.25%, 4/1/21 144A	300,000	307

	Total		2,825

High Yield Bond Portfolio

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (–%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	–
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	–

	Total		–

	Pharmaceuticals (1.8%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	695,000	709
	Endo Health Solutions, Inc., 7.00%, 7/15/19	340,000	363
	Endo Health Solutions, Inc., 7.25%, 1/15/22	605,000	650
	Mylan, Inc., 6.00%, 11/15/18 144A	925,000	1,016
	Mylan, Inc., 7.625%, 7/15/17 144A	305,000	339
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,091
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,573
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,703
	VPI Escrow Corp., 6.375%, 10/15/20 144A	595,000	627
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	700

	Total		8,771

	Pipelines (2.6%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	410,000	405
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	685,000	735
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	790,000	824
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	1,200,000	1,299
	El Paso LLC, 7.25%, 6/1/18	590,000	677
	El Paso LLC, 7.75%, 1/15/32	1,095,000	1,225
	Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,821

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	725,000	749
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	300,000	328
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	495,000	515
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	600,000	628
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	353,000	380
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	672
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	285,000	319
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	785,000	814
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	540,000	590
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	420,000	443

Total		12,424

Real Estate Investment Trusts (1.2%)
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 144A	310,000	325
DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	602
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	1,395,000	1,392
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	871

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	960
Starwood Property Trust, Inc., 4.55%, 3/1/18	1,395,000	1,534

Total		5,684

Services (1.2%)
Clean Harbors, Inc., 5.125%, 6/1/21 144A	310,000	317
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	568
Corrections Corp. of America, 4.125%, 4/1/20 144A	720,000	734
The Geo Group, Inc., 6.625%, 2/15/21	460,000	505
The Geo Group, Inc., 7.75%, 10/15/17	620,000	660
Mobile Mini, Inc., 7.875%, 12/1/20	615,000	684
QVC, Inc., 5.125%, 7/2/22	260,000	275
QVC, Inc., 7.375%, 10/15/20 144A	410,000	454
Service Corp. International, 4.50%, 11/15/20	370,000	373
Service Corp. International, 7.00%, 5/15/19	430,000	467
Service Corp. International, 8.00%, 11/15/21	225,000	269
West Corp., 11.00%, 10/15/16	415,000	433

Total		5,739

Technology (4.0%)
Amkor Technology, Inc., 6.375%, 10/1/22	475,000	474
Amkor Technology, Inc., 6.625%, 6/1/21	965,000	975
Equinix, Inc., 4.875%, 4/1/20	200,000	201
Equinix, Inc., 5.375%, 4/1/23	600,000	607
Equinix, Inc., 7.00%, 7/15/21	215,000	239
First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,512
First Data Corp., 7.375%, 6/15/19 144A	870,000	925
First Data Corp., 8.25%, 1/15/21 144A	740,000	770
First Data Corp., 9.875%, 9/24/15	1,930,000	1,988
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,251

High Yield Bond Portfolio

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,105,000	1,224
Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,178
Iron Mountain, Inc., 8.375%, 8/15/21	125,000	137
Jabil Circuit, Inc., 4.70%, 9/15/22	795,000	792
NCR Corp., 4.625%, 2/15/21 144A	490,000	488
NCR Corp., 5.00%, 7/15/22 144A	240,000	241
NeuStar, Inc., 4.50%, 1/15/23 144A	300,000	286
Nuance Communications, Inc., 5.375%, 8/15/20 144A	890,000	901
Seagate HDD Cayman, 6.875%, 5/1/20	735,000	790
Seagate HDD Cayman, 7.75%, 12/15/18	1,230,000	1,348
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,124
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	1,002
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	702

Total		19,155

Telecommunications (10.2%)
CenturyLink, Inc., 5.625%, 4/1/20	600,000	613
CenturyLink, Inc., 6.45%, 6/15/21	3,200,000	3,392
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	700
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	804
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	965,000	1,041
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,309
Cricket Communications, Inc., 7.75%, 10/15/20	2,840,000	2,833
Crown Castle International Corp., 5.25%, 1/15/23	1,200,000	1,221

Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Digicel Group, Ltd., 8.25%, 9/30/20 144A	395,000	419
Digicel, Ltd., 6.00%, 4/15/21 144A	1,320,000	1,313
Frontier Communications Corp., 8.125%, 10/1/18	610,000	695
Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,527
Frontier Communications Corp., 8.50%, 4/15/20	825,000	934
Frontier Communications Corp., 8.75%, 4/15/22	825,000	918
Frontier Communications Corp., 9.25%, 7/1/21	575,000	660
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,192
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	2,000,000	2,035
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,186
MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	1,320,000	1,346
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,147
NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,228
NII Capital Corp., 8.875%, 12/15/19	1,715,000	1,291
NII International Telecom Sarl, 11.375%, 8/15/19 144A	420,000	439
SBA Communications Corp., 5.625%, 10/1/19 144A	715,000	736
SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	580,000	603
SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	340
Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,300
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,698
Sprint Nextel Corp., 6.00%, 11/15/22	1,340,000	1,377
Sprint Nextel Corp., 7.00%, 3/1/20 144A	575,000	670
Sprint Nextel Corp., 7.00%, 8/15/20	2,010,000	2,211
Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,514

	Bonds (87.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	1,020,000	1,261
	Sprint Nextel Corp., 9.125%, 3/1/17	575,000	680
	Sprint Nextel Corp., 11.50%, 11/15/21	1,140,000	1,596
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,254,827	1,305
	Windstream Corp., 6.375%, 8/1/23 144A	805,000	799
	Windstream Corp., 7.00%, 3/15/19	680,000	694
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,785
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,228

	Total		49,040

	Transportation (0.5%)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23 144A	600,000	599
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	644
	HDTFS, Inc., 6.25%, 10/15/22	180,000	195
	The Hertz Corp., 4.25%, 4/1/18 144A	180,000	183
	The Hertz Corp., 5.875%, 10/15/20	300,000	317
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	524

	Total		2,462

	Total Bonds
	(Cost: $392,321)		420,033

	Bank Loan Obligations (5.7%)

	Bank Loan Obligations (5.7%)
	Allison Transmission, Inc., 4.25%, due 8/23/19	993	1,004
	AOT Bedding Super Holdings LLC, 5.00%, due 10/1/19	1,000	1,013
	Aramark Corp., 3.25%, due 7/26/16	1,000	1,005
	Chesapeake Energy Corp., 5.75%, due 12/2/17	1,500	1,545
	Chrysler Group LLC, 6.00%, due 5/24/17	1,241	1,264
	Cricket Communications, Inc., 4.75%, due 3/1/20	1,000	1,006
	DaVita Healthcare Partners, Inc., 4.00%, due 11/1/19	1,496	1,509

High Yield Bond Portfolio

Bank Loan Obligations (5.7%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations continued
Fortescue Metals Group, 5.25%, due 10/18/17	995	1,006
Freescale Semiconductor, Inc., 5.00%, due 1/30/20	1,000	1,004
H.J. Heinz Co., 3.50%, due 3/27/20	1,500	1,513
Kinetic Concepts, Inc., 5.50%, due 5/4/18	1,990	2,024
MEG Energy Corp., 3.75%, due 3/31/20	1,000	1,010
MGM Resorts International, 4.25%, due 12/20/19	998	1,013
Navistar, Inc., 7.00%, due 8/17/17	1,247	1,258
The Neiman Marcus Group, Inc., 4.00%, due 5/16/18	1,000	1,009
SuperValu, Inc., 6.25%, due 1/10/19	1,500	1,524
Tronox, Ltd., 4.50%, due 2/26/20	1,000	1,012
Univision Communications, Inc., 4.75%, due 2/6/20	1,500	1,508
Vantage Drilling Co., 6.25%, due 10/25/17	988	993
Virgin Media Investment Holdings, Ltd., 3.50%, due 2/6/20	1,000	994
Warner Chilcott Co. LLC, 4.25%, due 3/15/18	149	151
Warner Chilcott Corp., 4.25%, due 3/15/18	422	427
Warner Chilott Corp., 4.25%, due 3/15/18	184	186
WC Lusco S.A.R.L., 4.25%, due 3/15/18	332	336
West Corp., 4.25%, due 6/30/18	991	1,006
Windstream Corp., 3.50%, due 1/8/20	998	1,006

Total Bank Loan Obligations
(Cost: $26,927)		27,326

Short-Term Investments (6.4%)

Commercial Paper (6.4%)
Alpine Securitization Corp., 0.16%, 4/16/13	5,000,000	4,999
Caterpillar Financial Services Corp., 0.12%, 5/24/13	5,000,000	4,999
Darden Restaurants, Inc., 0.20%, 4/1/13	900,000	900
Duke Energy Corp., 0.28%, 4/3/13	5,000,000	5,000
Johnson Controls, Inc., 0.25%, 4/2/13	5,000,000	5,000

	Short-Term Investments (6.4%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Roche Holdings, Inc., 0.11%, 4/15/13	5,000,000	5,000
(b)	Sheffield Receivables Corp., 0.16%, 5/1/13	5,000,000	4,999

	Total		30,897

	Total Short-Term Investments
	(Cost: $30,897)		30,897

	Total Investments (101.4%)
	(Cost: $458,105)(a)		486,659

	Other Assets, Less
	Liabilities (-1.4%)		(6,646)

	Net Assets (100.0%)		480,013

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $129,956 representing 27.1% of the net assets.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $458,105 and the net unrealized appreciation of investments based on that cost was $28,554 which is comprised of $32,420 aggregate gross unrealized appreciation and $3,866 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securotoes have been pledged as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,131	$-	$563
Preferred Stocks	5,421	1,288	-
Corporate Bonds	-	420,033	-
Bank Loan Obligations	-	27,326	-
Short-Term Investments	-	30,897	-
Total	$6,552	$479,544	$563

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (3.1%)
	Banque PSA Finance, 2.183%, 4/4/14 144A	1,000,000	991
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	508
(k)	Ford Motor Credit Co. LLC, 1.384%, 8/28/14	3,900,000	3,899
	Ford Motor Credit Co. LLC, 2.75%, 5/15/15	300,000	306
	Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	208
	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	993
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	430
(k)	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	1,989
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	216
	Hyundai Capital Services, Inc., 6.00%, 5/5/15	1,300,000	1,422
	RCI Banque SA, 2.175%, 4/11/14 144A	900,000	900
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	300
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	338

	Total		12,500

	Banking (8.5%)
	Abbey National Treasury Services PLC, 1.881%, 4/25/14	600,000	606
	Ally Financial, Inc., 3.492%, 2/11/14	800,000	812
	Ally Financial, Inc., 3.68%, 6/20/14	1,000,000	1,023
	Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,046
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	429
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	417
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	333
	Banco Bradesco SA, 2.39%, 5/16/14 144A	1,000,000	1,012
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	105

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Banco Santander Brasil SA, 2.38%, 3/18/14 144A	400,000	401
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	1,500,000	1,564
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	1,009
	Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	850
	Bank of America Corp., 5.75%, 12/1/17	500,000	578
	Bank of America Corp., 6.00%, 9/1/17	120,000	139
	BBVA Bancomer SA/Texas, 4.50%, 3/10/16	1,000,000	1,062
	BBVA US Senior SAU, 4.664%, 10/9/15	600,000	615
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,983
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,559
	Citigroup, Inc., 6.125%, 5/15/18	772,000	920
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	600,000	680
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	465
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	589
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	504
(k)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,877
	HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	880
(k)	Intesa Sanpaolo SpA, 2.688%, 2/24/14 144A	1,600,000	1,609
	Intesa Sanpaolo SpA, 3.125%, 1/15/16	1,000,000	978
	LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	704
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	333
(k)	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	1,500,000	1,811
	Morgan Stanley, 5.625%, 9/23/19	400,000	460
	Morgan Stanley, 5.95%, 12/28/17	200,000	232

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Morgan Stanley, 6.00%, 4/28/15	500,000	545
(k)	Morgan Stanley, 7.30%, 5/13/19	2,800,000	3,465
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	268
	Turkiye Garanti Bankasi AS, 2.802%, 4/20/16 144A	200,000	199

	Total		34,062

	Basic Materials (2.2%)
(k)	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 144A	2,600,000	2,789
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	657
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	358
	CSN Resources SA, 6.50%, 7/21/20	200,000	214
	Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	138
	Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	448
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	237
(k)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,900,000	2,040
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	220
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18	400,000	421
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	100,000	110
	Rock Tenn Co., 4.45%, 3/1/19	200,000	217

Multi-Sector Bond Portfolio

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	442
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	492

	Total		8,783

	Builders & Building Materials (1.1%)
	Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	160
	Cemex Finance LLC, 9.375%, 10/12/22 144A	300,000	349
	Cemex Finance LLC, 9.50%, 12/14/16 144A	600,000	649
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,508
	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	173
	Desarrolladora Homex SAB de CV, 7.50%, 9/28/15	100,000	86
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	128
	HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,130
	Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	219
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	61

	Total		4,463

	Chemicals (2.0%)
	Ashland, Inc., 3.875%, 4/15/18 144A	500,000	506
	Braskem Finance, Ltd., 5.375%, 5/2/22 144A	400,000	415
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	262
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	740
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	108
	Ecolab, Inc., 3.00%, 12/8/16	800,000	850
(k)	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,900,000	1,967
	Huntsman International LLC, 8.625%, 3/15/21	600,000	675
	Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	218
	Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	221

Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
Ineos Finance PLC, 9.00%, 5/15/15 144A	1,200,000	1,263
Phosagro OAO, 4.204%, 2/13/18 144A	200,000	199
Rhodia SA, 6.875%, 9/15/20 144A	500,000	566

Total		7,990

Conglomerate & Diversified Manufacturing (0.1%)
Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	221

Total		221

Consumer Products & Retailing (1.3%)
Altria Group, Inc., 2.85%, 8/9/22	1,600,000	1,573
Altria Group, Inc., 9.70%, 11/10/18	237,000	330
Altria Group, Inc., 10.20%, 2/6/39	800,000	1,347
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	875,921	1,035
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	93,633	121
Jarden Corp., 6.125%, 11/15/22	100,000	107
Reynolds American, Inc., 6.75%, 6/15/17	50,000	60
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	111
Spectrum Brands, Inc., 9.50%, 6/15/18	400,000	453

Total		5,137

Electric Utilities (0.8%)
The AES Corp., 7.75%, 3/1/14	700,000	737
The AES Corp., 8.00%, 10/15/17	100,000	118
The AES Corp., 8.00%, 6/1/20	300,000	356
Entergy Corp., 3.625%, 9/15/15	100,000	104
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	526
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	106
NRG Energy, Inc., 7.625%, 1/15/18	600,000	682

Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	200,000	218
Puget Energy, Inc., 5.625%, 7/15/22	200,000	220

Total		3,067

Energy (2.7%)
Anadarko Finance Co., 7.50%, 5/1/31	100,000	133
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	345
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	358
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	103
Continental Resources, Inc., 7.125%, 4/1/21	100,000	113
Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,503
Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	231
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	111
Harvest Operations Corp., 6.875%, 10/1/17	100,000	112
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	107
Nakilat, Inc., 6.067%, 12/31/33	200,000	243
Newfield Exploration Co., 6.875%, 2/1/20	300,000	322
Newfield Exploration Co., 7.125%, 5/15/18	100,000	104
Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,276
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,425,000	1,572
OGX Austria GmbH, 8.375%, 4/1/22 144A	700,000	528
OGX Austria GmbH, 8.375%, 4/1/22	800,000	604
OGX Austria GmbH, 8.50%, 6/1/18 144A	600,000	468
Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	112
Pride International, Inc., 8.50%, 6/15/19	500,000	661
QGOG Constellation SA, 6.25%, 11/9/19 144A	500,000	527
SandRidge Energy, Inc., 7.50%, 3/15/21	200,000	208
SandRidge Energy, Inc., 7.50%, 2/15/23	400,000	415

Multi-Sector Bond Portfolio

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	SandRidge Energy, Inc., 8.125%, 10/15/22	400,000	427
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	108

	Total		10,691

	Finance (2.5%)
	American General Finance Corp., 5.40%, 12/1/15	900,000	925
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	808,000	852
	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,247
	GATX Corp., 4.75%, 6/15/22	200,000	212
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,356
	SLM Corp., 5.00%, 4/15/15	600,000	633
(k)	SLM Corp., 6.25%, 1/25/16	2,700,000	2,950
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	302
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	696
	Springleaf Finance Corp., 6.90%, 12/15/17	700,000	703
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	87,385	92

	Total		9,968

	Food & Beverage (0.1%)
	ARAMARK Corp., 3.799%, 2/1/15	250,000	250

	Total		250

	Foreign Agencies (13.4%)
	AK Transneft OAO, 7.70%, 8/7/13	200,000	205
	AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,275
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	229
	Banco do Brasil SR (Cayman), 3.875%, 10/10/22	1,200,000	1,161
(k)	Bank Nederlandse Gemeenten NV, 2.50%, 1/23/23 144A	1,900,000	1,896
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	456
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	228

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,479
	CNOOC Finance 2012, Ltd., 3.875%, 5/2/22	1,500,000	1,590
	Ecopetrol SA, 7.625%, 7/23/19	720,000	902
	Eksportfinans ASA, 0.505%, 4/5/13	100,000	100
	Eksportfinans ASA, 1.875%, 4/2/13	100,000	100
	Eksportfinans ASA, 2.00%, 9/15/15	200,000	192
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	208
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	104
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	756
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	215
	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,326
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	287
	Gazprom OAO, 5.625%, 7/22/13	7,110	7
	Gazprom OAO, 6.51%, 3/7/22	1,000,000	1,155
	Gazprom OAO, 7.288%, 8/16/37	700,000	847
	Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,358
	Gazprom OAO, 9.25%, 4/23/19	200,000	258
	Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 144A	500,000	500
	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,150
(k)	IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,695
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	230
	KazMunayGas National Co., 6.375%, 4/9/21 144A	900,000	1,047
	KazMunayGas National Co., 7.00%, 5/5/20 144A	300,000	357
	KazMunayGas National Co., 8.375%, 7/2/13	300,000	305
	KazMunayGas National Co., 11.75%, 1/23/15	700,000	811
	The Korea Development Bank, 3.00%, 9/14/22	1,000,000	994

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	104
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	116
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	123
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	123
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	123
(k)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,654
(k)	Petrobras International Finance Co., 5.375%, 1/27/21	2,400,000	2,590
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	674
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	280
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	96
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	92
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,900,000	1,311
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	1,220
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,200,000	4,084
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,594
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,536
	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,254
	QNB Finance, Ltd., 3.375%, 2/22/17	1,200,000	1,251
	Qtel International Finance, Ltd., 3.375%, 10/14/16 144A	300,000	316
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	223
	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,227
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	398,750	444
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	685
	Rosneft Oil Co. via Rosneft International Finance, Ltd., 4.199%, 3/6/22 144A	700,000	694

Multi-Sector Bond Portfolio

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	521
	SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,239
	SB Capital SA, 5.40%, 3/24/17	500,000	540
	SB Capital SA, 5.499%, 7/7/15	300,000	321
	SB Capital SA, 5.717%, 6/16/21	200,000	217
(k)	SB Capital SA, 6.125%, 2/7/22 144A	1,500,000	1,676
	SB Capital SA, 6.125%, 2/7/22	400,000	447
	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	108
	Temasek Financial I, Ltd., 3.375%, 7/23/42 144A	500,000	448
	Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	200,000	215
	Vnesheconombank Via VEB Finance PLC, 5.45%, 11/22/17 144A	1,200,000	1,302
	Vnesheconombank Via VEB Finance PLC, 6.025%, 7/5/22 144A	400,000	442
	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/25	100,000	117
	Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20	400,000	465
	Waha Aerospace BV, 3.925%, 7/28/20 144A	225,000	240

	Total		53,535

	Gaming/Leisure/Lodging (0.3%)
	MCE Finance, Ltd., 5.00%, 2/15/21 144A	1,100,000	1,111

	Total		1,111

	Healthcare (1.1%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	114
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,403
(k)	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,482
	Tenet Healthcare Corp., 4.50%, 4/1/21 144A	300,000	294

	Total		4,293

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Insurance (1.0%)
	American International Group, Inc., 5.05%, 10/1/15	300,000	329
	American International Group, Inc., 5.60%, 10/18/16	200,000	227
(k)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,810
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	475,000	495

	Total		3,861

	Media (0.7%)
	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 144A	500,000	528
	Columbus International, Inc., 11.50%, 11/20/14 144A	100,000	112
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	116
	CSC Holdings LLC, 7.875%, 2/15/18	400,000	466
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	240
	DISH DBS Corp., 5.00%, 3/15/23 144A	100,000	98
	DISH DBS Corp., 7.125%, 2/1/16	325,000	361
	EchoStar DBS Corp., 7.75%, 5/31/15	700,000	777
	Pearson PLC, 5.50%, 5/6/13 144A	100,000	100
	Quebecor Media, Inc., 7.75%, 3/15/16	162,000	165

	Total		2,963

	Metals & Mining (5.4%)
	Aleris International, Inc., 7.625%, 2/15/18	700,000	742
	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	585
	Alrosa Finance SA, 7.75%, 11/3/20	900,000	1,054
	Anglo American Capital PLC, 2.625%, 9/27/17 144A	200,000	203
	Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,400,000	1,448
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	106
	ArcelorMittal, 7.50%, 10/15/39	2,200,000	2,261
(k)	CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,620

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	223
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	777
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	107
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	800,000	822
	FMG Resources (August 2006) Pty, Ltd., 6.375%, 2/1/16 144A	100,000	103
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	300,000	314
(k)	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,500,000	1,618
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	228
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	684
	Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	854
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	196
	Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	216
	Newcrest Finance Pty, Ltd., 4.20%, 10/1/22 144A	200,000	208
	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	422
	Newcrest Finance Pty, Ltd., 5.75%, 11/15/41 144A	200,000	215
(c)	Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15	700,000	700
	Severstal OAO, 6.70%, 10/25/17 144A	700,000	761
	Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	200,000	198
	Southern Copper Corp., 5.25%, 11/8/42	500,000	473
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	333
	Teck Resources, Ltd., 4.50%, 1/15/21	1,500,000	1,595
	Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	821
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	424

Multi-Sector Bond Portfolio

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	114
	Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,052

	Total		21,477

	Oil & Gas (0.7%)
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	314
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	57,273	59
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	480
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	120
(k)	TNK-BP Finance SA, 7.875%, 3/13/18	1,500,000	1,800

	Total		2,773

	Pharmaceuticals (1.0%)
	Amgen, Inc., 3.625%, 5/15/22	800,000	854
	Amgen, Inc., 5.375%, 5/15/43	900,000	1,001
	Mylan, Inc., 7.625%, 7/15/17 144A	100,000	111
	Mylan, Inc., 7.875%, 7/15/20 144A	300,000	350
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	627
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	962

	Total		3,905

	Pipelines (2.4%)
	El Paso Corp., 8.25%, 2/15/16	100,000	111
	El Paso Corp., 12.00%, 12/12/13	800,000	852
	El Paso LLC, 7.75%, 1/15/32	916,000	1,025
(k)	Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,700,000	1,819
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	533
	NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	203
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	1,200,000	1,344
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	927

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
(k)	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	2,965
	(n) Selectica, 8.75%, 11/15/15	500,000	–

	Total		9,779

	Real Estate Investment Trusts (0.6%)
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,158
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,199

	Total		2,357

	Services (0.0%)
	QVC, Inc., 4.375%, 3/15/23 144A	200,000	202

	Total		202

	Structured Products (0.0%)
	Norddeutsche Landesbank Girozentrale, 0.875%, 10/16/15 144A	200,000	201

	Total		201

	Technology (1.1%)
	Advanced Micro Devices, Inc., 7.50%, 8/15/22 144A	300,000	272
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	623
	Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	107
	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,205
	First Data Corp., 6.75%, 11/1/20 144A	1,000,000	1,042
	First Data Corp., 7.375%, 6/15/19 144A	500,000	532
	Flextronics International, Ltd., 4.625%, 2/15/20 144A	200,000	202
	Hewlett-Packard Co., 4.65%, 12/9/21	400,000	415

	Total		4,398

	Telecommunications (3.1%)
(k)	America Movil SAB de CV, 2.375%, 9/8/16	1,700,000	1,749
	America Movil SAB de CV, 4.375%, 7/16/42	200,000	184
(k)	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,857

Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	991
Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	636
Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	699
Frontier Communications Corp., 7.875%, 4/15/15	66,000	75
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	600,000	611
Qwest Corp., 7.25%, 9/15/25	500,000	568
Telefonos de Mexico SAB de CV, 5.50%, 1/27/15	100,000	107
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	700,000	815
tw telecom holdings, inc., 8.00%, 3/1/18	600,000	654
Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,344
Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	1,068
Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	312
Windstream Corp., 7.875%, 11/1/17	100,000	114
Windstream Corp., 8.125%, 8/1/13	600,000	612

Total		12,396

Transportation (2.2%)
American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	81,742	85
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	180,343	197
American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	376,053	391
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	531
Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	878

Multi-Sector Bond Portfolio

	Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	262,974	307
	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	92,319	101
	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	230,085	266
	Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 5/7/20	500,000	541
	DP World Sukuk, Ltd., 6.25%, 7/2/17	500,000	559
	DP World, Ltd., 6.85%, 7/2/37	200,000	227
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	700,000	717
	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 144A	300,000	321
(k)	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,760
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	296,988	345
(k)	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,500,000	1,676

	Total		8,902

	Yankee Sovereign (2.9%)
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	523
(b)	Indonesia Government International Bond, 6.875%, 1/17/18	5,100,000	6,018
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	147,929	136
	Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,402
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	700
	Venezuela Government International Bond, 7.75%, 10/13/19	100,000	94
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	181

Corporate Bonds (60.3%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued
Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	1,053
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	1,348

Total		11,455

Total Corporate Bonds (Cost: $226,637)		240,740

Foreign Bonds (19.8%)

Autos & Vehicle Parts (0.3%)
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	544
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	678

Total		1,222

Banking (3.3%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	681
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	415
Bank of Scotland PLC, 6.375%, 8/16/19	100,000	166
Bankia SA, 4.375%, 2/14/17	200,000	241
Barclays Bank PLC, 10.00%, 5/21/21	1,700,000	3,464
Barclays Bank PLC, 14.00%, 11/29/49	200,000	409
GMAC International Finance BV, 7.50%, 4/21/15	400,000	558
LBG Capital No. 1 PLC, 6.439%, 5/23/20	1,400,000	1,799
LBG Capital No. 1 PLC, 7.869%, 8/25/20	100,000	159
LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	876
Lloyds TSB Bank PLC, 6.50%, 3/24/20	600,000	850
Lloyds TSB Bank PLC, 9.625%, 4/6/23	400,000	808
Merrill Lynch & Co., Inc., 0.486%, 1/31/14	1,100,000	1,408
Royal Bank of Scotland NV, 0.95%, 6/8/15	300,000	365
The Royal Bank of Scotland PLC, 2.003%, 3/30/15	1,100,000	956

Total		13,155

Basic Materials (0.4%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	100,000	138

Foreign Bonds (19.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17	200,000	289
Mondi Finance PLC, 5.75%, 4/3/17	100,000	146
OI European Group BV, 6.75%, 9/15/20	200,000	287
Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A	300,000	379
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	420

Total		1,659

Builders & Building Materials (0.4%)
Grohe Holdings GmbH, 4.203%, 9/15/17	100,000	128
Lafarge SA, 6.625%, 11/29/18	1,000,000	1,455

Total		1,583

Capital Goods (0.3%)
Obrascon Huarte Lain SA, 8.75%, 3/15/18	700,000	987

Total		987

Chemicals (0.5%)
Ineos Group Holdings SA, 7.875%, 2/15/16	400,000	517
Kinove German Bondco GmbH, 10.00%, 6/15/18	1,080,000	1,556

Total		2,073

Consumer Products & Retailing (0.3%)
Spirit Issuer PLC, 6.582%, 12/28/18	900,000	1,348

Total		1,348

Electric Utilities (0.3%)
Tokyo Electric Power Co., 4.50%, 3/24/14	950,000	1,242

Total		1,242

Finance (0.0%)
DFS Furniture Holdings PLC, 7.625%, 8/15/18 144A	100,000	153

Total		153

Foreign Agencies (0.6%)
IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	990
RZD Capital PLC, 7.487%, 3/25/31	800,000	1,480

Total		2,470

Multi-Sector Bond Portfolio

Foreign Bonds (19.8%)	Shares/ $ Par	Value $ (000’s)

Governments (6.0%)
Bankia SA, 0.409%, 1/25/16	100,000	108
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/14	186,000	95
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/17	3,344,000	1,731
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/21	650,000	334
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	47,000	24
Commonwealth of Australia Treasury Indexed Bonds, 3.00%, 9/20/25	400,000	573
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,100,000	4,194
Indonesia Treasury Bond, 6.625%, 5/15/33	3,257,000,000	339
Indonesia Treasury Bond, 7.00%, 5/15/27	5,953,000,000	655
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,920
Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,944
Republic of South Africa, 7.25%, 1/15/20	4,000,000	454
Republic of South Africa, 8.00%, 12/21/18	39,900,000	4,710
Republic of South Africa, 13.50%, 9/15/15	29,700,000	3,813

Total		23,894

Insurance (0.2%)
American International Group, Inc., 8.625%, 5/22/38	100,000	186
ING Groep NV, 5.14%, 3/17/49	600,000	798

Total		984

Media (1.8%)
Arqiva Broadcast Finance PLC, 9.50%, 3/31/20 144A	100,000	157

Foreign Bonds (19.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Lynx I Corp., 6.00%, 4/15/21 144A	1,800,000	2,811
Nara Cable Funding, Ltd., 8.875%, 12/1/18	1,500,000	2,014
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	543
Virgin Media Secured Finance PLC, 5.50%, 1/15/21	100,000	155
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,453

Total		7,133

Municipal Bonds (3.1%)
Junta de Galicia, 5.763%, 4/3/17	1,900,000	2,497
New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	407
Province of Ontario Canada, 3.15%, 6/2/22	3,100,000	3,173
Province of Ontario Canada, 4.00%, 6/2/21	100,000	110
Province of Ontario Canada, 4.20%, 3/8/18	300,000	328
Province of Ontario Canada, 4.20%, 6/2/20	300,000	332
Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,891
Province of Quebec Canada, 4.50%, 12/1/19	300,000	336
Province of Quebec Canada, 4.50%, 12/1/20	2,900,000	3,261

Total		12,335

Other Holdings (0.6%)
The Autonomous Community of Madrid, 4.20%, 9/24/14	1,700,000	2,212

Total		2,212

Structured Products (0.3%)
EMF-NL BV, 1.002%, 4/17/41	292,271	330
Epic Opera PLC, 0.761%, 7/28/16	44,499	67
Eurosail-NL BV, 0.952%, 10/17/40	215,104	265

	Foreign Bonds (19.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Opera Germany PLC, 0.424%, 10/20/14	84,085	106
	Real Estate Capital No. 5 PLC, 0.741%, 7/25/16	189,845	287

	Total		1,055

	Technology (0.0%)
	NXP BV/NXP Funding LLC, 2.945%, 10/15/13	37,305	48

	Total		48

	Telecommunications (1.3%)
	Telecom Italia SPA, 6.375%, 6/24/19	100,000	161
	Telefonica Emisiones SAU, 5.597%, 3/12/20	100,000	163
	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	133
	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A	100,000	131
	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A	300,000	402
	Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	794
	Wind Acquisition Finance SA, 11.75%, 7/15/17	2,600,000	3,516

	Total		5,300

	Transportation (0.1%)
	Geo Debt Finance S.C.A., 7.50%, 8/1/18 144A	100,000	129
	The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	191

	Total		320

	Total Foreign Bonds (Cost: $78,619)		79,173

	Governments (10.3%)	Shares/ $ Par	Value $ (000’s)

	Governments (10.3%)
(b)	US Treasury, 0.25%, 11/30/13	700,000	700
(b)	US Treasury, 0.25%, 1/31/14	4,200,000	4,203
(b)	US Treasury, 0.25%, 12/15/14	6,500,000	6,502
(b)	US Treasury, 0.25%, 5/15/15	4,200,000	4,198
(b)	US Treasury, 0.50%, 11/15/13	300,000	301

Multi-Sector Bond Portfolio

	Governments (10.3%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 1.00%, 1/15/14	4,700,000	4,732
(b)	US Treasury, 1.25%, 2/15/14	6,080,000	6,138
(b)	US Treasury, 1.25%, 3/15/14	320,000	323
(b)	US Treasury, 1.625%, 8/15/22	1,000,000	987
(b)	US Treasury, 3.00%, 5/15/42	1,500,000	1,469
(b)	US Treasury, 3.125%, 11/15/41	3,200,000	3,219
(b)	US Treasury, 3.75%, 8/15/41	100,000	113
(b)	US Treasury, 6.375%, 8/15/27	4,300,000	6,399
(b)	US Treasury Note, 0.25%, 2/28/14	2,000,000	2,002

	Total Governments (Cost: $41,332)		41,286

	Municipal Bonds (3.1%)

	Municipal Bonds (3.1%)
	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	127
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	140
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	273
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	90
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	628
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	292
	California State, Series 2010, 7.30%, 10/1/39 GO	200,000	277

Municipal Bonds (3.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	252
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,376
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	355
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	137
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	273
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	81
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	92
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	96
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	402
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	133
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	130
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	268

Municipal Bonds (3.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	135
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	282
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	132
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	401
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	372
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	632
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	123
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	272
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	178
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	278
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	222
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,359
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	112
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	108
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	117

Multi-Sector Bond Portfolio

Municipal Bonds (3.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	90
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,270,000	1,091
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	940
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	125
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	132

Total		12,523

Total Municipal Bonds (Cost: $10,288)		12,523

Structured Products (4.8%)

Structured Products (4.8%)
ACE Securities Corp., Series 2004-RM2, Class M2, 0.999%, 1/25/35	86,893	76
ACE Securities Corp., Series 2004-HE4, Class M1, 1.104%, 12/25/34	94,900	83
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	7,094	7
(n) Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	408
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.947%, 9/25/45	13,067	13

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.074%, 7/25/34	69,991	62
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.99%, 5/17/60 144A	300,000	308
Asset Backed Securities Corp. Home Equity, Series 2003-HE4, Class M1, 1.448%, 8/15/33	60,653	58
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.623%, 6/10/49	100,000	115
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.754%, 2/10/51	100,000	116
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.433%, 6/20/47	297,236	279
Banc of America Funding Corp., Series 2007-6, Class A1, 0.494%, 7/25/37	201,312	167
Banc of America Funding Corp., Series 2005-H, Class 5A1, 3.12%, 11/20/35	399,434	373
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.503%, 11/15/15 144A	995,433	1,001
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.018%, 5/25/47	48,959	40
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.681%, 7/25/34	42,074	42
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2, 0.404%, 12/25/36	100,000	88
Bear Stearns Asset Backed Securities Trust, Series 2005-HE11, Class M1, 0.634%, 11/25/35	100,000	90

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.694%, 7/25/35	129,332	127
Bear Stearns Asset Backed Securities Trust, Series 2004-B01, Class 1A3, 0.754%, 10/25/34	189,602	189
Bear Stearns Asset Backed Securities Trust, Series 2006-6, Class 2A1, 4.707%,11/25/36	465,060	371
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/40	148,398	150
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	496,020	457
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	22,505	23
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.414%, 12/25/36	100,000	42
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 3.111%, 9/25/37	46,993	38
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.935%, 9/25/37	226,425	189
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.344%, 4/25/47	101,428	83
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.364%, 12/25/46	58,402	50
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.393%, 9/20/46	68,837	43

Multi-Sector Bond Portfolio

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.398%, 12/20/46	85,704	55
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.413%, 7/20/46	31,425	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.533%, 11/20/35	19,530	14
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.174%, 12/25/35	16,909	12
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.657%, 1/25/36	47,769	41
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 4.178%, 7/25/46	43,377	37
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	781,262	688
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	72,592	69
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	62,899	63
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.344%, 7/25/37	100,000	62
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.354%, 4/25/46	404,326	371
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.464%, 5/25/36	68,401	68
Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.494%, 6/25/36	100,000	72

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.494%, 7/25/36	100,000	67
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.554%, 3/25/36	182,888	119
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.554%, 4/25/36	200,000	185
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	183,633	183
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	59
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.79%, 12/20/35	27,125	23
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.995%, 10/25/35	66,355	57
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.137%, 4/25/46	69,095	37
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/39	200,000	230
Federal National Mortgage Association, Series 2003-W6, Class F, 0.554%, 9/25/42	51,614	51
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.3542%, 7/25/36	69,704	65
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	35,705	37
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,189,905	1,066
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	113

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.434%, 3/25/36	64,162	53
GSAMP Trust 2007-NC1, Series 2007-NC1, Class A2A, 0.254%, 12/25/46	24,985	13
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.675%, 9/25/35	44,140	45
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.776%, 1/25/36	10,058	9
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.849%, 3/25/47	40,329	34
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	427,750	401
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.443%, 6/19/35	65,749	55
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.513%, 11/19/35	28,105	22
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.454%, 3/25/35	25,881	22
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.444%, 7/25/35	5,590	5
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.504%, 7/25/35	28,739	24
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.613%, 10/25/34	80,976	79
ING Investment Management Co., Series 2006-3A, Class A1, 0.554%, 12/13/20 144A	1,888,349	1,853
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.984%, 6/25/35	100,000	97

Multi-Sector Bond Portfolio

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.869%, 10/25/35	36,219	31
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	77,321	79
	JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.003%, 7/25/35	72,380	71
	JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.394%, 6/25/37	259,766	234
	JPMorgan Reremic, Series 2009-10, Class 4A1, 0.704%, 3/26/37 144A	420,685	412
(n)	Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.579%, 7/15/18 144A	358,141	354
	Lehman XS Trust, Series 2005-4, Class 1A3, 0.604%, 10/25/35	67,059	63
	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.374%, 2/25/37	45,980	41
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.584%, 8/25/35	100,000	85
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.076%, 12/25/35	1,015,723	953
	Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.359%, 5/25/36	72,811	70
	MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.598%, 2/25/36	20,528	19
	Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	100,000	103
	Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.344%, 10/25/36	100,000	53
	Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.454%, 3/25/37	98,564	43

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.524%, 11/25/35	69,550	68
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.104%, 7/25/32	31,805	28
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.554%, 2/25/33	82,928	74
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.474%, 9/25/35	13,667	13
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.532%, 7/25/35	970,616	883
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.141%, 8/25/35	50,135	47
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.704%, 7/25/35	100,000	93
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.344%, 1/25/37	61,411	50
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.394%, 8/25/36	28,643	22
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.394%, 9/25/36	61,398	45
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.152%, 3/25/35	572,939	459
Residential Asset Mortgage Products Trust, Series 2006-NC2, Class A2, 0.394%, 2/25/36	52,208	47
SLM Student Loan Trust, Series 2012-D, Class A1, 1.253%, 6/15/23 144A	81,275	82
SLM Student Loan Trust, Series 2011-B, Class A3, 2.453%, 6/16/42 144A	100,000	104

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	68,820	72
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	427
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.354%, 9/25/36	72,293	54
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.664%, 6/25/35	100,000	92
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.854%, 12/25/35	63,236	43
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.283%, 6/15/20 144A	95,914	95
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 0.878%, 2/25/47	38,257	29
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 2.478%, 2/25/33	4,512	5
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.486%, 3/25/36	753,761	678
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 2.638%, 2/25/37	37,567	32
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 5.091%, 2/25/37	16,244	16
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 6.087%, 10/25/36	91,425	83
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.614%, 7/25/36	11,061	10

Multi-Sector Bond Portfolio

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.639%, 4/25/36	341,581	314
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.695%, 7/25/36	655,223	598
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	29,198	29
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.992%, 11/25/37	317,021	287

	Total Structured Products (Cost: $18,780)		19,151

	Short-Term Investments (0.7%)

	Treasury Bills (0.7%)
(b)	US Treasury Bill, 0.03%, 4/15/13	30,000	30
(b)	US Treasury Bill, 0.06%, 4/18/13	800,000	800
(b)	US Treasury Bill, 0.07%, 4/25/13	1,900,000	1,900
(b)	US Treasury Bill, 0.14%, 1/9/14	10,000	10

	Total		2,740

	Total Short-Term Investments
	(Cost: $2,740)		2,740

	Total Investments (99.0%)
	(Cost: $378,396)(a)		395,613

	Other Assets, Less
	Liabilities (1.0%)		3,945

	Net Assets (100.0%)		399,558

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $94,668 representing 23.7% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $378,396 and the net unrealized appreciation of investments based on that cost was $17,217 which is comprised of $20,203 aggregate gross unrealized appreciation and $2,986 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at March 31, 2013, $10,073)	54	6/13	$90
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at March 31, 2013, $3,284)	20	6/13	16
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $29,885)	227	6/13	75
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $2,051)	13	6/13	(2)

(c)	PIK - Payment In Kind

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	AUD	4,974	5/13	$-		$(71)	$(71)
Buy	UBS AG	BRL	11,672	6/13	-		(85)	(85)
Sell	RBS Securities Inc.	CAD	10,367	6/13	-		(117)	(117)
Sell	Bank of America, N.A.	EUR	29,525	5/13	166		-	166
Sell	Barclays Bank PLC	GBP	426	6/13	-		(11)	(11)
Sell	BNP Paribas S.A.	GBP	142	6/13	-		(4)	(4)
Sell	JP Morgan Chase Bank, N.A.	GBP	253	6/13	-		(5)	(5)
Sell	RBS Securities Inc.	GBP	11,926	6/13	-		(82)	(82)
Sell	Royal Bank Of Canada	GBP	100	6/13	-		(2)	(2)
Buy	Barclays Bank PLC	IDR	29,669	4/13	-	(m)	-	- (m)
Buy	UBS AG	IDR	35,650,008	4/13	19		-	19
Sell	UBS AG	IDR	35,679,677	4/13	-		(93)	(93)
Sell	UBS AG	IDR	40,378,008	7/13	-		(12)	(12)
Sell	Morgan Stanley & Co., Inc.	JPY	364,749	4/13	24		-	24
Buy	JP Morgan Chase Bank, N.A.	KRW	2,744,250	5/13	-		(47)	(47)
Sell	JP Morgan Chase Bank, N.A.	KRW	2,744,250	5/13	-		(10)	(10)
Sell	UBS AG	MXN	1,781	6/13	-		(5)	(5)
Buy	HSBC Bank USA	PLN	1,107	4/13	-		(11)	(11)
Sell	UBS AG	PLN	1,107	4/13	11		-	11
Buy	Citibank, N.A.	RUB	30,999	4/13	-		(9)	(9)
Buy	Goldman Sachs International	RUB	73,407	4/13	-		(22)	(22)
Buy	HSBC Bank USA	RUB	6,200	4/13	-		(2)	(2)
Buy	JP Morgan Chase Bank, N.A.	RUB	12,402	4/13	-		(3)	(3)
Buy	Citibank, N.A.	SGD	1,956	4/13	-		(25)	(25)
Buy	JP Morgan Chase Bank, N.A.	SGD	1,709	4/13	-		(5)	(5)
Sell	JP Morgan Chase Bank, N.A.	SGD	3,665	4/13	$-		$(24)	$(24)
Buy	HSBC Bank USA	ZAR	26,114	4/13	-		(73)	(73)
Buy	UBS AG	ZAR	3,700	4/13	-	(m)	-	- (m)
Sell	HSBC Bank USA	ZAR	80,110	4/13	524		-	524

					$744		$(718)	$26

Multi-Sector Bond Portfolio

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican New Peso

PLN — Poland Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on March 31, 2013.

Options on over-the-counter swaps on March 31, 2013

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	7/13	800	$(3)
Call - OTC 10-Year Interest Rate Swap	Morgan Stanley Capital Services	3-Month USD LIBOR	Receive	1.80%	7/13	3,900	(13)
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	7/13	800	(2)
Put - OTC 10-Year Interest Rate Swap	Morgan Stanley Capital Services	3-Month USD LIBOR	Receive	2.65%	7/13	3,900	(12)

(Premium Received $57)							$(30)

OTC—Over-the-Counter

Options on exchange traded futures contracts on March 31, 2013

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call- CBOT US 10 Year Treasury Note	Morgan Stanley Capital Services	132.50	4/13	5	$(2)
Put- CBOT US 10 Year Treasury Note	Morgan Stanley Capital Services	129.00	4/13	5	- (m)

(Premium Received $3)					$(2)

CBOT— Chicago Board of Trade

(j)	Swap agreements outstanding on March 31, 2013.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	- (m)	5,900	$16
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	- (m)	5,800	16
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	12	72,000	154

Multi-Sector Bond Portfolio

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.00%	9/17	MXN	(36)	58,900	$65
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.00%	9/17	MXN	(21)	31,000	36
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.50%	9/17	MXN	(5)	32,000	75
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.50%	9/17	MXN	(1)	10,000	23
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.00%	9/17	MXN	(40)	55,000	67
Brazil Cetip Interbank Deposit	Bank of America, N.A.	Pay	8.42%	1/17	BRL	(4)	5,000	(36)
Brazil Cetip Interbank Deposit	Barclays Bank PLC	Pay	8.18%	1/17	BRL	(6)	5,000	(50)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	8.30%	1/17	BRL	(14)	7,600	$(56)
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	8.32%	1/17	BRL	(54)	39,800	(316)
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	8.21%	1/17	BRL	(38)	31,800	(306)
Brazil Cetip Interbank Deposit	Morgan Stanley Capital Services LLC	Pay	8.22%	1/17	BRL	(25)	17,200	(160)
Australian 6 Month Bank Bill	Citibank N.A.	Pay	3.50%	3/18	AUD	3	7,900	(21)

								$(493)

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Barclays Bank PLC	Buy	5.00%	3/15	USD	4.483%	2	100	$(1)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Barclays Bank PLC	Buy	5.00%	3/15	USD	4.483%	11	500	(7)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Citibank N.A.	Buy	5.00%	3/14	USD	2.082%	(1)	100	4
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Goldman Sachs International	Buy	5.00%	3/15	USD	4.483%	7	300	(4)
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Goldman Sachs International	Sell	5.00%	3/20	USD	8.438%	(19)	100	3
Advanced Micro Devices, Inc., 7.75%, 8/1/20	Goldman Sachs International	Sell	5.00%	3/20	USD	8.438%	(121)	600	25
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	3.699%	(24)	300	(30)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18	USD	2.956%	(24)	500	(23)
Arcelormittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16	EUR	2.626%	(19)	350	(4)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Ardagh Packaging Finance, 9.25%, 10/15/20	Barclays Bank PLC	Sell	5.00%	9/17	EUR	4.707%	(19)	200	$22
AT&T Inc., 2.50%, 8/15/15	Citibank N.A.	Sell	1.00%	9/17	USD	0.583%	- (m)	100	2
Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	Barclays Bank PLC	Sell	1.00%	3/18	USD	0.765%	(2)	700	10
BP Cap Markets America, 4.20%, 6/15/2018	Goldman Sachs International	Sell	1.00%	9/17	USD	0.659%	9	1,100	8
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	6/18	USD	1.368%	(6)	300	- (m)
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	6/18	USD	1.368%	(8)	400	- (m)
Caterpillar, Inc., 5.70%, 8/15/16	Goldman Sachs International	Sell	1.00%	6/17	USD	0.505%	- (m)	100	3
Caterpillar, Inc., 5.70%, 8/15/16	UBS AG	Sell	1.00%	6/17	USD	0.505%	(1)	200	5
Excelon Generation Co. LLC, 6.20%, 10/1/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	6/17	USD	1.259%	(42)	700	35
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/17	USD	1.242%	(41)	2,000	20
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/17	USD	1.242%	(1)	80	- (m)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/22	USD	1.749%	(76)	1,200	2
Federative Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	1.698%	(45)	1,200	(18)
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	1.698%	(11)	300	(5)
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	1.698%	(15)	400	(6)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	1.072%	(12)	600	11
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.189%	(2)	200	1
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.154%	(15)	1,100	9
Fiat Finance North America, Inc., 5.63%, 06/12/17	Barclays Bank PLC	Sell	5.00%	3/18	EUR	6.013%	(5)	200	(5)
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	Sell	5.00%	9/17	USD	3.896%	(2)	125	8
Hewlett-Packard Co., 5.40%, 3/1/17	UBS AG	Sell	1.00%	12/17	USD	1.587%	(33)	400	22
Hewlett-Packard Co., 5.40%, 3/1/17	Citibank N.A.	Sell	1.00%	12/17	USD	1.587%	(79)	1,100	50
Metlife, Inc., 4.75%, 2/8/21	Citibank N.A.	Sell	1.00%	12/17	USD	1.123%	(13)	300	11
Nokia Corp., 6.75%, 2/4/19	Barclays Bank PLC	Sell	5.00%	9/14	EUR	2.070%	(3)	200	14

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Nokia Corp., 6.75%, 2/4/19	BNP Paribas SA	Sell	5.00%	9/14	EUR	2.070%	(1)	100	$7
Nokia Corp., 6.75%, 2/4/19	Citibank N.A.	Sell	5.00%	6/15	EUR	2.953%	(3)	200	15
Nokia Corp., 6.75%, 2/4/19	HSBC Bank USA	Sell	5.00%	9/14	EUR	2.070%	(6)	100	11
Pacific Gas & Electric, 4.80%, 3/1/14	Goldman Sachs International	Sell	1.00%	9/17	USD	0.727%	(2)	400	7
People’s Republic of China, 4.75%, 10/29/13	Citibank N.A.	Sell	1.00%	12/16	USD	0.484%	(10)	300	16
People’s Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/16	USD	0.443%	1	200	3
People’s Republic of China, 4.75%, 10/29/13	UBS AG	Sell	1.00%	6/17	USD	0.552%	(6)	500	15
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.474%	(4)	200	1
Republic of Indonesia, 7.25%, 4/20/15	HSBC Bank USA	Sell	1.00%	6/17	USD	1.281%	(6)	200	4
Republic of Indonesia, 7.25%, 4/20/15	UBS AG	Sell	1.00%	9/17	USD	1.381%	(3)	120	1
Republic of Peru, 8.75%,11/21/33	Barclays Bank PLC	Sell	1.00%	3/23	USD	1.364%	(29)	1,100	(6)
Republic of South Africa, 6.50%, 6/2/14	BNP Paribas SA	Sell	1.00%	9/17	USD	1.619%	(2)	120	(2)
Republic of South Africa, 6.50%, 6/2/14	HSBC Bank USA	Sell	1.00%	6/17	USD	1.543%	(5)	200	1
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	6/17	USD	7.255%	(19)	200	3
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	9/17	USD	7.296%	(17)	120	7
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Citibank N.A.	Sell	1.00%	9/17	USD	0.995%	(2)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Barclays Bank PLC	Sell	1.00%	9/17	USD	0.995%	(2)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	BNP Paribas SA	Sell	1.00%	9/17	USD	0.995%	(2)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	UBS AG	Sell	1.00%	9/17	USD	0.995%	(3)	200	3
Royal Bank of Scotland PLC, 0.334%, 12/6/20	Goldman Sachs International	Sell	1.00%	3/18	USD	2.094%	(4)	100	(1)
Russian Government International Bond, 7.50%, 3/31/30	Goldman Sachs International	Sell	1.00%	3/23	USD	2.085%	(91)	1,300	(28)
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	9/17	USD	1.435%	(6)	200	2
Russian Government International Bond, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.317%	(246)	5,700	177

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.365%	(12)	300	$8
Shell International Finance BV, 5.20%, 3/22/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	9/17	USD	0.506%	10	800	7
SLM Corp., 6.25%, 1/25/16	Citibank N.A.	Sell	5.00%	6/17	USD	2.429%	(2)	200	23
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	0.750%	(60)	4,200	102
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	9/17	USD	0.840%	- (m)	80	1
United Mexican States, 5.95%, 3/19/19	HSBC Bank USA	Sell	1.00%	6/17	USD	0.783%	(2)	200	4
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	0.671%	(10)	500	16
(n) Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	Sell	5.00%	6/16	USD	0.000%	(3)	200	20
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	9/17	EUR	0.731%	(8)	300	12
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	3/18	EUR	0.814%	3	300	1

									$598

Credit Default Swaps on Credit Indices

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	Sell	5.00%	6/17	USD	2.686%	83	1,235	$30
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	Sell	5.00%	12/17	USD	2.660%	58	500	(6)
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	Sell	5.00%	12/17	USD	2.682%	156	1,335	(20)
Markit CDX Emerging Markets Index, Series 18	BNP Paribas SA	Sell	5.00%	12/17	USD	2.682%	64	500	(13)
Markit CDX Emerging Markets Index, Series 18	HSBC Bank USA	Sell	5.00%	12/17	USD	2.682%	537	4,200	(109)
Markit CDX Emerging Markets Index, Series 19	Barclays Bank PLC	Sell	5.00%	6/18	USD	2.662%	693	5,800	(42)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 19	Goldman Sachs International	Sell	5.00%	6/18	USD	2.662%	221	1,900	$(8)
Markit CDX Emerging Markets Index, Series 19	HSBC Bank USA	Sell	5.00%	6/18	USD	2.662%	153	1,300	(7)

									$(175)

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month Australian Bank Bill	Pay	4.00%	3/23	AUD	-	100	$(3)
6-Month Australian Bank Bill	Pay	4.25%	12/13	AUD	-	600	(1)

							$(4)

Centrally Cleared Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 19	Sell	5.00%	6/13	USD	2.660%	-	8,600	$99

								$99

(k)	Cash in the amount of $3,570 (in thousands) and securities with an aggregate value of $63,882 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(o)	Short sales outstanding on March 31, 2013.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.50%	4/43	$ 3,300	$ 3,456	$3,485

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$41,286	$-
Foreign Bonds	-	79,173	-
Municipal Bonds	-	12,523	-
Corporate Bonds	-	240,543	197
Structured Products	-	18,383	768
Short-Term Investments	-	2,740	-
Other Financial Instruments^
Futures	181	-	-
Forward Currency Contracts	-	744	-
Interest Rate Swaps	-	452	-
Credit Default Swaps	-	850	20
Liabilities:
Short Sales	-	(3,485)	-
Other Financial Instruments^
Futures	(2)	-	-
Forward Currency Contracts	-	(718)	-
Written Options	(2)	(30)	-
Interest Rate Swaps	-	(949)	-
Credit Default Swaps	-	(345)	-
Total	$177	$391,167	$985

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2013 (unaudited)

Governments (77.3%)	Shares/ $ Par	Value $ (000’s)

Governments (77.3%)
Federal Farm Credit Banks, 0.193%, 1/28/15	3,000,000	3,000
Federal Farm Credit Banks, 0.221%, 6/22/15	4,000,000	4,001
Federal Farm Credit Banks, 0.225%, 3/20/15	4,000,000	4,002
Federal Farm Credit Banks, 0.228%, 4/6/15	1,500,000	1,501
Federal Farm Credit Banks, 0.23%, 1/26/15	2,500,000	2,501
Federal Farm Credit Banks, 0.232%, 2/13/15	4,000,000	4,003
Federal Farm Credit Banks, 0.24%, 7/20/15	4,000,000	4,001
Federal Farm Credit Banks, 0.25%, 1/26/15	5,000,000	5,002
Federal Farm Credit Banks, 0.25%, 9/21/15	3,000,000	2,996
Federal Farm Credit Banks, 0.28%, 10/14/14	2,000,000	2,002
Federal Farm Credit Banks, 0.28%, 3/4/15	2,500,000	2,503
Federal Farm Credit Banks, 0.28%, 5/5/15	3,350,000	3,353
Federal Farm Credit Banks, 0.30%, 12/11/14	1,500,000	1,502
Federal Farm Credit Banks, 0.34%, 8/3/15	3,000,000	3,007
Federal Farm Credit Banks, 0.39%, 5/19/14	4,000,000	4,010
Federal Home Loan Bank, 0.00%, 4/15/13	4,000,000	4,000
Federal Home Loan Bank, 0.24%, 11/25/13	3,000,000	3,002
Federal Home Loan Bank, 0.24%, 4/16/13	4,000,000	4,000
Federal Home Loan Bank, 0.25%, 4/15/14	4,800,000	4,800
Federal Home Loan Bank, 0.28%, 8/28/14	5,000,000	5,001
Federal Home Loan Bank, 0.29%, 11/8/13	4,000,000	4,003
Federal Home Loan Bank, 0.32%, 5/17/13	3,000,000	3,001
Federal Home Loan Bank, 0.40%, 7/2/14	1,500,000	1,503
Federal Home Loan Mortgage Corp., 0.375%, 10/15/13	3,000,000	3,004
Federal Home Loan Mortgage Corp., 0.375%, 8/28/14	6,155,000	6,166
Federal Home Loan Mortgage Corp., 0.375%, 2/13/15	2,000,000	2,001
Federal Home Loan Mortgage Corp., 1.00%, 8/20/14	3,000,000	3,031

Governments (77.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Federal Home Loan Mortgage Corp., 1.625%, 4/15/13	4,000,000	4,003
Federal Home Loan Mortgage Corp., 4.50%, 1/15/14	6,000,000	6,205
Federal National Mortgage Association, 0.169%, 11/8/13	3,000,000	3,001
Federal National Mortgage Association, 0.179%, 9/11/14	2,500,000	2,500
Federal National Mortgage Association, 0.22%, 1/20/15	5,000,000	5,002
US Treasury, 0.125%, 9/30/13	2,000,000	2,000
US Treasury, 0.25%, 1/31/14	6,000,000	6,005
US Treasury, 0.25%, 4/30/14	2,000,000	2,001
US Treasury, 0.50%, 5/31/13	2,000,000	2,001
US Treasury, 1.00%, 7/15/13	2,000,000	2,005
US Treasury, 1.25%, 2/15/14	4,000,000	4,038
US Treasury, 1.375%, 5/15/13	1,000,000	1,001
US Treasury, 1.875%, 2/28/14	2,000,000	2,031
Total Governments (Cost: $132,621)		132,689

Short-Term Investments (24.0%)

Commercial Paper (18.1%)
Federal Home Loan Bank, 0.02%, 8/28/13	5,000,000	4,999
Federal Home Loan Bank, 0.07%, 8/20/13	5,000,000	4,999
Federal Home Loan Bank, 0.13%, 8/9/13	5,000,000	4,999
Federal National Mortgage Association, 0.01%, 6/17/13	1,000,000	1,000
Federal National Mortgage Association, 0.03%, 7/31/13	4,000,000	3,999
Federal National Mortgage Association, 0.05%, 9/16/13	5,000,000	4,998
Federal National Mortgage Association, 0.14%, 4/1/13	6,000,000	6,000

Total		30,994

	Short-Term Investments (24.0%)	Shares/ $ Par	Value $ (000’s)

	Treasury Bills (5.9%)
	US Treasury Bill, 0.025%, 9/19/13	2,200,000	2,199
	US Treasury Bill, 0.06%, 4/18/13	2,000,000	2,000
(k)	US Treasury Bill, 0.12%, 7/5/13	2,000,000	1,999
	US Treasury Bill, 0.142%, 4/11/13	2,000,000	2,000
	US Treasury Bill, 0.15%, 5/9/13	2,000,000	2,000

	Total		10,198

	Total Short-Term Investments
	(Cost: $41,184)		41,192

	Total Investments (101.3%)
	(Cost: $173,805)(a)		173,881

	Other Assets, Less
	Liabilities (-1.3%)		(2,301)

	Net Assets (100.0%)		171,580

Commodities Return Strategy Portfolio

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $173,805 and the net unrealized appreciation of investments based on that cost was $76 which is comprised of $82 aggregate gross unrealized appreciation and $6 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	4/13	5,543	$(51)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	4/13	35,165	(323)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	4/13	1,860	(17)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	4/13	24,656	(227)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	9,185	(40)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,189	(34)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	4/13	19,376	(180)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	4/13	24,620	(226)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	4/13	2,021	(19)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	4/13	5,985	(55)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	13,965	(58)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	21,908	(95)

						$(1,325)

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Securities with an aggregate value of $1,999 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2013.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$132,689	$-
Short-Term Investments	-	41,192	-
Liabilities:
Other Financial Instruments^	-	(1,325)	-
Total	$-	$172,556	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (20.1%)

	Consumer Discretionary (2.2%)
	Comcast Corp. - Class A	160,275	6,733
*	Dollar General Corp.	91,875	4,647
	Las Vegas Sands Corp.	68,450	3,857
	Macy’s, Inc.	153,450	6,420
	News Corp. - Class A	272,600	8,320
	Starbucks Corp.	87,525	4,986
	Target Corp.	95,150	6,513
	Time Warner Cable, Inc.	25,600	2,459
	Viacom, Inc. - Class B	110,025	6,774

	Total		50,709

	Consumer Staples (1.8%)
	Beam, Inc.	84,175	5,349
	Costco Wholesale Corp.	25,725	2,730
	CVS Caremark Corp.	140,200	7,710
	The Estee Lauder Cos., Inc. - Class A	43,500	2,785
	Mead Johnson Nutrition Co.	80,825	6,260
	PepsiCo, Inc.	80,600	6,376
	Philip Morris International, Inc.	110,175	10,214

	Total		41,424

	Energy (2.4%)
	Anadarko Petroleum Corp.	54,925	4,803
	BP PLC, ADR	99,025	4,194
	Chevron Corp.	102,800	12,215
	Exxon Mobil Corp.	134,975	12,162
	National-Oilwell Varco, Inc.	40,000	2,830
	Occidental Petroleum Corp.	62,400	4,890
	Schlumberger, Ltd.	98,600	7,384
*	Weatherford International, Ltd.	392,011	4,759
*	Whiting Petroleum Corp.	64,000	3,254

	Total		56,491

	Financials (3.1%)
	American Express Co.	103,425	6,977
	American Tower Corp.	80,525	6,194
	BlackRock, Inc.	17,900	4,598
	Citigroup, Inc.	235,050	10,399
	The Goldman Sachs Group, Inc.	35,975	5,294
	Invesco, Ltd.	207,200	6,000
	JPMorgan Chase & Co.	267,600	12,700
	MetLife, Inc.	119,900	4,559
	Morgan Stanley	12,400	273
	PNC Financial Services Group, Inc.	68,925	4,583
	Validus Holdings, Ltd.	61,300	2,291
	Wells Fargo & Co.	238,725	8,830

	Total		72,698

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care (3.0%)
	Abbott Laboratories	147,450	5,208
	AbbVie, Inc.	47,725	1,946
*	Actavis, Inc.	39,975	3,682
	AmerisourceBergen Corp.	148,525	7,642
*	Biogen Idec, Inc.	24,800	4,784
*	Celgene Corp.	22,300	2,585
	Covidien PLC	35,700	2,422
	Eli Lilly and Co.	43,625	2,477
*	Express Scripts Holding Co.	50,425	2,907
*	Gilead Sciences, Inc.	91,950	4,499
	Johnson & Johnson	152,600	12,441
	Perrigo Co.	36,225	4,301
	Pfizer, Inc.	319,975	9,235
	UnitedHealth Group, Inc.	93,475	5,348

	Total		69,477

	Industrials (2.4%)
	The Boeing Co.	84,875	7,287
	Cummins, Inc.	39,618	4,588
	Danaher Corp.	80,450	5,000
	FedEx Corp.	81,142	7,968
	General Electric Co.	458,750	10,606
	Precision Castparts Corp.	25,014	4,743
	SPX Corp.	31,600	2,495
	Union Pacific Corp.	32,625	4,646
	United Technologies Corp.	78,075	7,295

	Total		54,628

	Information Technology (3.7%)
	Apple, Inc.	32,625	14,441
	Broadcom Corp. - Class A	85,525	2,965
*	Cognizant Technology Solutions Corp. - Class A	37,700	2,888
*	eBay, Inc.	58,200	3,156
*	EMC Corp.	144,225	3,446
*	Google, Inc. - Class A	9,200	7,305
	Intel Corp.	276,575	6,043
	International Business Machines Corp.	48,350	10,313
	Microsoft Corp.	406,375	11,626
	Oracle Corp.	198,250	6,411
	Qualcomm, Inc.	93,300	6,247
	Visa, Inc. - Class A	31,125	5,286
*	Yahoo!, Inc.	174,750	4,112

	Total		84,239

	Materials (0.7%)
	BHP Billiton, Ltd., ADR	45,075	3,084
	Celanese Corp.	51,850	2,284
	CF Industries Holdings, Inc.	19,550	3,722
	Monsanto Co.	66,750	7,051

	Total		16,141

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.4%)
	Verizon Communications, Inc.	103,550	5,090
	Vodafone Group PLC, ADR	125,850	3,575

	Total		8,665

	Utilities (0.4%)
	American Water Works Co., Inc.	230,850	9,567

	Total		9,567

	Total Large Cap Common Stocks		464,039

	Mid Cap Common Stocks (6.9%)

	Consumer Discretionary (1.7%)
*	Bed Bath & Beyond, Inc.	26,300	1,694
*	BorgWarner, Inc.	40,600	3,140
	Chico’s FAS, Inc.	174,200	2,927
	Dick’s Sporting Goods, Inc.	95,900	4,536
*	Discovery Communications, Inc. - Class A	10,800	850
	The Gap, Inc.	30,100	1,066
*	Liberty Global, Inc. - Class A	40,900	3,002
*	LKQ Corp.	100,100	2,178
	Marriott International, Inc. - Class A	29,900	1,263
	Mattel, Inc.	37,600	1,646
*	O’Reilly Automotive, Inc.	27,280	2,798
*	Penn National Gaming, Inc.	29,000	1,578
	Polaris Industries, Inc.	63,050	5,831
	Ralph Lauren Corp.	7,100	1,202
	Ross Stores, Inc.	36,600	2,219
	Scripps Networks Interactive - Class A	17,400	1,120
*	Ulta Salon, Cosmetics & Fragrance, Inc.	7,150	580
	Wynn Resorts, Ltd.	6,500	814

	Total		38,444

	Consumer Staples (0.5%)
	Church & Dwight Co., Inc.	122,200	7,898
	The J.M. Smucker Co.	12,600	1,249
	McCormick & Co., Inc.	20,300	1,493

	Total		10,640

	Energy (0.4%)
*	Cameron International Corp.	28,000	1,825
*	Concho Resources, Inc.	24,900	2,426
*	FMC Technologies, Inc.	36,600	1,991
	Noble Energy, Inc.	17,700	2,047
*	Southwestern Energy Co.	24,900	928

	Total		9,217

	Financials (0.6%)
*	CBRE Group, Inc.	100,000	2,525
	Corrections Corp. of America	90,300	3,528
*	E*TRADE Financial Corp.	49,640	532
*	IntercontinentalExchange, Inc.	10,000	1,631

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Lazard, Ltd. - Class A	28,100	959
	The McGraw-Hill Cos., Inc.	29,200	1,521
	Raymond James Financial, Inc.	46,400	2,139
	T. Rowe Price Group, Inc.	13,000	973

	Total		13,808

	Health Care (0.5%)
*	Alexion Pharmaceuticals, Inc.	12,100	1,115
*	Catamaran Corp.	28,900	1,532
*	Cerner Corp.	21,200	2,009
*	DaVita HealthCare Partners, Inc.	18,500	2,194
*	IDEXX Laboratories, Inc.	20,100	1,857
*	Mettler-Toledo International, Inc.	9,100	1,940
*	Mylan, Inc.	25,600	741
*	Vertex Pharmaceuticals, Inc.	14,600	803

	Total		12,191

	Industrials (1.2%)
*	B/E Aerospace, Inc.	50,400	3,039
	Dover Corp.	32,300	2,354
	Fluor Corp.	8,950	594
*	Fortune Brands Home & Security, Inc.	48,400	1,812
	Graco, Inc.	47,150	2,736
	Ingersoll-Rand PLC	19,500	1,073
	Kansas City Southern	20,300	2,251
	Knight Transportation, Inc.	86,900	1,399
	MSC Industrial Direct Co., Inc. - Class A	18,200	1,561
*	Owens Corning, Inc.	41,900	1,652
	Regal-Beloit Corp.	23,298	1,900
	Robert Half International, Inc.	77,700	2,916
	Roper Industries, Inc.	21,100	2,686
*	WESCO International, Inc.	40,367	2,931

	Total		28,904

	Information Technology (1.5%)
*	Alliance Data Systems Corp.	20,500	3,319
	Altera Corp.	35,300	1,252
	Amphenol Corp. - Class A	18,600	1,389
*	Aruba Networks, Inc.	39,300	972
	Avago Technologies, Ltd.	138,375	4,970
*	Citrix Systems, Inc.	32,500	2,345
*	F5 Networks, Inc.	18,000	1,603
*	Fortinet, Inc.	119,700	2,835
	Global Payments, Inc.	51,200	2,543
	Maxim Integrated Products, Inc.	37,500	1,224
*	NetApp, Inc.	27,200	929
*	NetSuite, Inc.	7,900	632
*	Red Hat, Inc.	30,600	1,547
*	ServiceNow, Inc.	11,407	413
*	Symantec Corp.	38,200	943
*	Teradata Corp.	24,500	1,434
*	TIBCO Software, Inc.	50,850	1,028
*	VeriFone Systems, Inc.	32,600	674
	Xilinx, Inc.	41,500	1,584

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Zebra Technologies Corp. - Class A	46,400	2,187

	Total		33,823

	Materials (0.3%)
	Airgas, Inc.	17,720	1,757
	Ball Corp.	22,100	1,051
*	Crown Holdings, Inc.	19,000	791
	PPG Industries, Inc.	14,900	1,996
	Westlake Chemical Corp.	10,500	982

	Total		6,577

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	66,900	4,818

	Total		4,818

	Total Mid Cap Common Stocks		158,422

	Small Cap Common Stocks (2.2%)

	Consumer Discretionary (0.2%)
*	Bally Technologies, Inc.	16,500	858
*	Chuy’s Holdings, Inc.	10,750	350
	GameStop Corp. - Class A	10,300	288
*	Grand Canyon Education, Inc.	30,050	763
	Guess?, Inc.	11,000	273
	Penske Automotive Group, Inc.	16,400	547
*	SHFL Entertainment, Inc.	24,900	413

	Total		3,492

	Consumer Staples (0.0%)
*	Elizabeth Arden, Inc.	7,150	288
*	United Natural Foods, Inc.	10,950	539

	Total		827

	Energy (0.2%)
*	Approach Resources, Inc.	23,050	567
	CARBO Ceramics, Inc.	4,000	364
*	Dril-Quip, Inc.	8,200	715
	EXCO Resources, Inc.	58,700	419
*	Gulfport Energy Corp.	14,250	653
*	Hornbeck Offshore Services, Inc.	14,500	674
*	Kodiak Oil & Gas Corp.	69,800	634
*	Rosetta Resources, Inc.	8,200	390

	Total		4,416

	Financials (0.3%)
	AmREIT, Inc., - Class B	7,495	146
	Boston Private Financial Holdings, Inc.	71,400	706
	CyrusOne, Inc.	20,800	475
	East West Bancorp, Inc.	34,650	890
	Education Realty Trust, Inc.	28,850	304
	Greenhill & Co., Inc.	2,300	123
	Healthcare Realty Trust, Inc.	19,000	539

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Healthcare Trust of America, Inc.	44,100	518
	Hercules Technology Growth Capital, Inc.	47,261	579
	iShares iBoxx Investment Grade Corp. Bond Fund	16,700	2,002
	Retail Opportunity Investments Corp.	42,500	595
*	Stifel Financial Corp.	18,700	648

	Total		7,525

	Health Care (0.3%)
*	Akorn, Inc.	19,700	272
*	Align Technology, Inc.	6,400	214
*	Centene Corp.	6,150	271
*	Conceptus, Inc.	16,230	392
*	Cubist Pharmaceuticals, Inc.	5,700	267
*	DexCom, Inc.	24,891	416
*	Endologix, Inc.	30,091	486
*	Exact Sciences Corp.	53,150	521
*	Fluidigm Corp.	23,348	432
*	Health Management Associates, Inc. - Class A	25,350	326
*	HMS Holdings Corp.	12,850	349
*	Jazz Pharmaceuticals PLC	11,450	640
*	Neogen Corp.	10,500	521
*	Omnicell, Inc.	30,095	568
	Owens & Minor, Inc.	8,400	274
*	Team Health Holdings, Inc.	13,100	477
	U.S. Physical Therapy, Inc.	20,700	556
	Universal Health Services, Inc. - Class B	4,700	300
*	Volcano Corp.	15,200	338

	Total		7,620

	Industrials (0.5%)
	Actuant Corp. - Class A	21,850	669
*	The Advisory Board Co.	5,200	273
*	Beacon Roofing Supply, Inc.	12,150	470
	Celadon Group, Inc.	33,350	696
*	Chart Industries, Inc.	6,108	489
*	DXP Enterprises, Inc.	8,350	624
*	Heritage-Crystal Clean, Inc.	26,154	395
*	Hexcel Corp.	27,950	811
*	Huron Consulting Group, Inc.	17,339	699
*	The Keyw Holding Corp.	52,121	841
	Lindsay Corp.	7,350	648
	The Manitowoc Co., Inc.	13,900	286
*	Mistras Group, Inc.	18,841	456
*	NCI Building Systems, Inc.	19,200	333
*	Oshkosh Corp.	14,950	635
*	Performant Financial Corp.	22,600	277
	Snap-on, Inc.	8,950	740
	Sun Hydraulics Corp.	13,395	435
	TransDigm Group, Inc.	3,700	566
	Triumph Group, Inc.	3,600	283
	Valmont Industries, Inc.	5,750	904

	Total		11,530

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (0.6%)
*	Aspen Technology, Inc.	15,400	497
*	BroadSoft, Inc.	25,650	679
*	Calix, Inc.	50,171	409
*	Cardtronics, Inc.	19,350	531
*	Cavium, Inc.	15,350	596
*	Cornerstone OnDemand, Inc.	12,522	427
*	Diodes, Inc.	33,200	697
*	ExactTarget, Inc.	23,350	543
*	EZchip Semiconductor, Ltd.	18,200	439
	FEI Co.	8,600	555
*	Finisar Corp.	23,500	310
*	InterXion Holding NV	28,876	699
*	Microsemi Corp.	26,100	605
	MKS Instruments, Inc.	20,050	545
*	Nanometrics, Inc.	27,150	392
*	Proofpoint, Inc.	28,850	486
*	PTC, Inc.	17,950	458
*	Skyworks Solutions, Inc.	29,250	644
*	Sourcefire, Inc.	7,150	424
*	SPS Commerce, Inc.	17,175	733
*	Synchronoss Technologies, Inc.	27,100	841
*	Tangoe, Inc.	63,800	791
*	The Ultimate Software Group, Inc.	7,786	811

	Total		13,112

	Materials (0.1%)
	American Vanguard Corp.	11,100	339
	Balchem Corp.	17,911	787

	Total		1,126

	Telecommunication Services (0.0%)
*	tw telecom, Inc.	23,200	584

	Total		584

	Total Small Cap Common Stocks		50,232

	Total Domestic Common Stocks and Warrants (Cost: $564,727)		672,693

	Foreign Common Stocks (0.0%)	Country

	Materials (0.0%)
(n)*	NewPage Group, Inc.	Canada	700	65

	Total			65

	Total Foreign Common Stocks (Cost: $65)			65

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49		3,000	279

	Total			279

	Financials (0.1%)
	Ally Financial, Inc., 8.50%, 5/15/16		31,671	848

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Ally Financial, Inc., 7.00% 2/4/13 144A	357	353
GMAC Capital Trust I, 8.125%, 2/15/40	11,788	321

Total		1,522

Materials (0.0%)
Cliffs Natural Resources, Inc., 7.00%, 2/1/16	24,000	448

Total		448

Total Preferred Stocks (Cost: $2,301)		2,249

Investment Grade Segment (8.9%)

Aerospace & Defense (0.1%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	215
Boeing Capital Corp., 2.125%, 8/15/16	460,000	478
General Dynamics Corp., 2.25%, 11/15/22	750,000	721
L-3 Communications Corp., 5.20%, 10/15/19	635,000	724
Lockheed Martin Corp., 3.35%, 9/15/21	175,000	184

Total		2,322

Autos & Vehicle Parts (0.4%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	1,017
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	60,000	63
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	655,000	684
Ford Motor Co., 7.45%, 7/16/31	780,000	986
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	480,000	477
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	705,000	723
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	525,000	562
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	794
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	155,000	196
PACCAR, Inc., 6.875%, 2/15/14	80,000	84
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,108
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,087
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	769

Total		8,550

Banking (1.5%)
American Express Co., 6.15%, 8/28/17	590,000	706
American Express Credit Corp., 5.125%, 8/25/14	590,000	627
Bank of America Corp., 3.30%, 1/11/23	495,000	488
Bank of America Corp., 3.625%, 3/17/16	580,000	615
Bank of America Corp., 3.75%, 7/12/16	155,000	165
Bank of America Corp., 5.75%, 12/1/17	870,000	1,006
Bank of Montreal, 2.55%, 11/6/22	570,000	558
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,326
Bank of Nova Scotia, 1.375%, 12/18/17	685,000	685
Barclays Bank PLC, 5.00%, 9/22/16	100,000	112
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	156
Canadian Imperial Bank of Commerce/Canada, 1.55%, 1/23/18	540,000	544
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,184

Balanced Portfolio

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	225,000	237
Cooperative Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 4.50%, 1/11/21	180,000	202
Fifth Third Bank, 4.75%, 2/1/15	740,000	789
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,170,000	1,364
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	984
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	682
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,960
JPMorgan Chase & Co., 3.20%, 1/25/23	720,000	719
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	642
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,565
Morgan Stanley, 1.75%, 2/25/16	695,000	700
Morgan Stanley, 3.75%, 2/25/23	2,550,000	2,577
Morgan Stanley, 4.75%, 3/22/17	395,000	436
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	365
PNC Bank NA, 2.95%, 1/30/23	720,000	716
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	692
Standard Chartered PLC, 3.95%, 1/11/23 144A	470,000	468
State Street Corp., 2.875%, 3/7/16	390,000	415
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	478
Svenska Handelsbanken AB, 1.625%, 3/21/18	995,000	992
U.S. Bancorp, 3.442%, 2/1/16	700,000	745
Wachovia Corp., 5.75%, 2/1/18	215,000	256
Wells Fargo & Co., 2.625%, 12/15/16	1,115,000	1,172
Wells Fargo & Co., 3.45%, 2/13/23	525,000	529
Wells Fargo & Co., 4.60%, 4/1/21	715,000	817
Wells Fargo & Co., 7.98%, 3/29/49	255,000	294

Total		33,968

Basic Materials (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	1,053
Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	68

Total		1,121

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	519
John Deere Capital Corp., 0.70%, 9/4/15	560,000	561
John Deere Capital Corp., 1.20%, 10/10/17	380,000	381
John Deere Capital Corp., 2.25%, 4/17/19	430,000	445
John Deere Capital Corp., 2.80%, 1/27/23	580,000	588

Total		2,494

Chemicals (0.0%)
Eastman Chemical Co., 7.25%, 1/15/24	85,000	109
Monsanto Co., 5.125%, 4/15/18	55,000	65

Total		174

Conglomerate & Diversified Manufacturing (0.2%)
Eaton Corp., 2.75%, 11/2/22 144A	1,685,000	1,675
Roper Industries, Inc., 1.85%, 11/15/17	415,000	419
Roper Industries, Inc., 3.125%, 11/15/22	615,000	617
United Technologies Corp., 3.10%, 6/1/22	390,000	409
United Technologies Corp., 4.50%, 6/1/42	470,000	501

Total		3,621

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing (0.4%)
Costco Wholesale Corp., 1.70%, 12/15/19	1,385,000	1,385
CVS Caremark Corp., 6.25%, 6/1/27	715,000	915
CVS Pass-Through Trust, 6.036%, 12/10/28	512,467	601
Delhaize Group SA, 4.125%, 4/10/19	815,000	863
Delhaize Group SA, 5.70%, 10/1/40	770,000	751
The Gap, Inc., 5.95%, 4/12/21	1,015,000	1,160
The Home Depot, Inc., 4.40%, 4/1/21	205,000	237
The Home Depot, Inc., 5.40%, 3/1/16	175,000	198
The Home Depot, Inc., 5.875%, 12/16/36	70,000	87
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	137
Nordstrom, Inc., 6.25%, 1/15/18	225,000	269
Nordstrom, Inc., 7.00%, 1/15/38	265,000	365
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	825
Target Corp., 6.50%, 10/15/37	470,000	633
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	319
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	519
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	276
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	467
Yum! Brands, Inc., 3.75%, 11/1/21	135,000	141

Total		10,148

Electric Utilities (1.1%)
Alabama Power Co., 3.95%, 6/1/21	780,000	870
Ameren Corp., 8.875%, 5/15/14	300,000	324
Appalachian Power Co., 4.60%, 3/30/21	390,000	444
Arizona Public Service Co., 5.05%, 9/1/41	355,000	400
Arizona Public Service Co., 8.75%, 3/1/19	95,000	128
Bruce Mansfield Unit, 6.85%, 6/1/34	471,749	511
Carolina Power & Light Co., 2.80%, 5/15/22	535,000	548
Carolina Power & Light Co., 4.10%, 3/15/43	1,035,000	1,033
Carolina Power & Light Co., 5.15%, 4/1/15	420,000	458
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	464
CMS Energy Corp., 4.70%, 3/31/43	1,035,000	1,035
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	461
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	144
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	127
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	180
The Detroit Edison Co., 3.45%, 10/1/20	410,000	446
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	706
DTE Energy Co., 6.375%, 4/15/33	175,000	220
Duke Energy Corp., 6.25%, 6/15/18	40,000	49
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	854
Entergy Corp., 5.125%, 9/15/20	420,000	461
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,041
Exelon Generation Co. LLC, 4.25%, 6/15/22	705,000	741
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	627
FirstEnergy Corp., 4.25%, 3/15/23	380,000	384
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	215,521	217
Mississippi Power Co., 4.75%, 10/15/41	595,000	643
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	966
Nevada Power Co., 5.95%, 3/15/16	60,000	68
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	800,000	889
NSTAR LLC, 4.50%, 11/15/19	40,000	46
Ohio Edison Co., 6.875%, 7/15/36	145,000	186
Ohio Power Co., 5.375%, 10/1/21	375,000	451
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,278
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	269

Balanced Portfolio

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PacifiCorp., 3.85%, 6/15/21	780,000	871
Peco Energy Co., 2.375%, 9/15/22	440,000	441
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	247
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	401
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	178
Public Service Co. of Colorado, 2.50%, 3/15/23	345,000	346
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	562
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	453
Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	288
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	728
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	269
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	380
Tampa Electric Co., 5.40%, 5/15/21	530,000	651
Union Electric Co., 3.90%, 9/15/42	405,000	399
Union Electric Co., 6.40%, 6/15/17	180,000	217
Union Electric Co., 6.70%, 2/1/19	180,000	226
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	738
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	66

Total		25,130

Energy (0.6%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	931
Apache Corp., 2.625%, 1/15/23	690,000	671
Apache Corp., 4.75%, 4/15/43	370,000	378
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	457
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	104
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	409
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,470
Devon Energy Corp., 1.875%, 5/15/17	365,000	369
Devon Energy Corp., 3.25%, 5/15/22	555,000	556
Encana Corp., 3.90%, 11/15/21	475,000	502
Ensco PLC, 4.70%, 3/15/21	585,000	653
EOG Resources, Inc., 4.40%, 6/1/20	245,000	283
Hess Corp., 5.60%, 2/15/41	420,000	451
Marathon Oil Corp., 6.60%, 10/1/37	140,000	176
Nabors Industries, Inc., 6.15%, 2/15/18	655,000	745
National Oilwell Varco, Inc., 1.35%, 12/1/17	120,000	121
National Oilwell Varco, Inc., 2.60%, 12/1/22	430,000	427
Noble Energy, Inc., 6.00%, 3/1/41	280,000	334
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	347
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	789
Rowan Cos., Inc., 4.875%, 6/1/22	840,000	913
Sempra Energy, 2.30%, 4/1/17	635,000	660
Sempra Energy, 6.15%, 6/15/18	250,000	305
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	728
Transocean, Inc., 3.80%, 10/15/22	480,000	473
Transocean, Inc., 6.375%, 12/15/21	590,000	687
Weatherford International, Ltd., 5.95%, 4/15/42	375,000	387

Total		14,326

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Entertainment (0.0%)
Historic TW, Inc., 6.625%, 5/15/29	580,000	717
Historic TW, Inc., 6.875%, 6/15/18	195,000	243

Total		960

Finance (0.2%)
General Electric Capital Corp., 3.10%, 1/9/23	1,025,000	1,015
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	2,053
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	1,023
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	25,000	27

Total		4,118

Food & Beverage (0.5%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	312
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	968
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	265
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,641
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	261
Beam, Inc., 3.25%, 5/15/22	275,000	281
The Coca-Cola Co., 2.50%, 4/1/23	750,000	756
The Coca-Cola Co., 3.15%, 11/15/20	775,000	837
ConAgra Foods, Inc., 1.90%, 1/25/18	185,000	187
ConAgra Foods, Inc., 4.65%, 1/25/43	205,000	204
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	307
Heineken NV, 1.40%, 10/1/17 144A	270,000	269
Heineken NV, 2.75%, 4/1/23 144A	400,000	393
Heineken NV, 4.00%, 10/1/42 144A	110,000	104
Kellogg Co., 3.25%, 5/21/18	235,000	254
Kraft Foods Group, Inc., 2.25%, 6/5/17	180,000	187
Kraft Foods Group, Inc., 3.50%, 6/6/22	240,000	251
Kraft Foods Group, Inc., 6.125%, 8/23/18	303,000	369
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	727
Mondelez International, Inc., 6.125%, 2/1/18	107,000	128
Mondelez International, Inc., 6.50%, 8/11/17	410,000	495
Mondelez International, Inc., 6.50%, 2/9/40	930,000	1,208
PepsiCo, Inc., 3.125%, 11/1/20	300,000	321
PepsiCo, Inc., 7.90%, 11/1/18	80,000	107
Pernod-Ricard SA, 5.75%, 4/7/21 144A	430,000	511
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	621

Total		11,964

Foreign Agencies (0.1%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	294
Statoil ASA, 2.45%, 1/17/23	1,035,000	1,018

Total		1,312

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	330,000	346
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	164
Express Scripts Holding Co., 3.50%, 11/15/16	560,000	603

Balanced Portfolio

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Express Scripts Holding Co., 3.90%, 2/15/22	175,000	188
McKesson Corp., 2.85%, 3/15/23	235,000	237
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	928
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	257
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	325,000	323

Total		3,046

Insurance (0.4%)
Aetna, Inc., 1.50%, 11/15/17	125,000	125
Aetna, Inc., 2.75%, 11/15/22	225,000	220
American International Group, Inc., 4.875%, 6/1/22	575,000	651
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	719
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	886
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	789
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	818
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,391,750	1,451
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	295
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	195
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	514
UnitedHealth Group, Inc., 1.40%, 10/15/17	100,000	101
UnitedHealth Group, Inc., 2.75%, 2/15/23	120,000	118
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	122
UnitedHealth Group, Inc., 3.95%, 10/15/42	50,000	47
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	459
WellPoint, Inc., 3.125%, 5/15/22	55,000	55
WellPoint, Inc., 3.30%, 1/15/23	625,000	633
WellPoint, Inc., 3.70%, 8/15/21	25,000	26
WellPoint, Inc., 4.35%, 8/15/20	15,000	17

Total		8,241

Media (0.3%)
Comcast Corp., 2.85%, 1/15/23	720,000	718
Comcast Corp., 4.25%, 1/15/33	385,000	387
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,355,000	1,385
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	98
Discovery Communications LLC, 5.05%, 6/1/20	225,000	260
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	600
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	228
News America, Inc., 6.90%, 8/15/39	120,000	153
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,256

Total		6,085

Metals & Mining (0.3%)
Barrick Gold Corp., 3.85%, 4/1/22	745,000	762
Barrick North America Finance LLC, 4.40%, 5/30/21	265,000	283
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	455
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20 144A	250,000	251

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	670,000	666
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 144A	350,000	351
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	260,000	257
Goldcorp, Inc., 2.125%, 3/15/18	265,000	266
Goldcorp, Inc., 3.70%, 3/15/23	535,000	537
Newmont Mining Corp., 3.50%, 3/15/22	925,000	931
Newmont Mining Corp., 6.25%, 10/1/39	146,000	168
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	1,050,000	1,059
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	648
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	275
Teck Resources, Ltd., 3.00%, 3/1/19	215,000	220

Total		7,129

Oil & Gas (0.4%)
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	743
BP Capital Markets PLC, 2.50%, 11/6/22	1,200,000	1,168
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	211
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,529
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	685
Husky Energy, Inc., 3.95%, 4/15/22	590,000	631
Husky Energy, Inc., 7.25%, 12/15/19	80,000	103
Shell International Finance BV, 1.125%, 8/21/17	700,000	703
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,830
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	350
Total Capital Canada, Ltd., 2.75%, 7/15/23	515,000	517
Total Capital International SA, 1.50%, 2/17/17	105,000	107
Total Capital SA, 4.45%, 6/24/20	950,000	1,100

Total		9,677

Pharmaceuticals (0.4%)
AbbVie, Inc., 1.75%, 11/6/17 144A	615,000	623
AbbVie, Inc., 2.90%, 11/6/22 144A	275,000	275
Amgen, Inc., 3.875%, 11/15/21	935,000	1,021
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	690,000	694
Merck & Co., Inc., 3.875%, 1/15/21	590,000	661
Merck & Co., Inc., 5.75%, 11/15/36	30,000	38
Mylan, Inc., 3.125%, 1/15/23 144A	520,000	512
Mylan, Inc., 6.00%, 11/15/18 144A	410,000	450
Mylan, Inc., 7.625%, 7/15/17 144A	145,000	161
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,074
Pfizer, Inc., 5.35%, 3/15/15	370,000	404
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	479
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,216
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	580,000	582
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	265,000	266
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	85,000	86
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	180,000	182
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	110,000	111
Wyeth LLC, 5.50%, 2/15/16	25,000	28
Wyeth LLC, 5.95%, 4/1/37	630,000	805

Total		9,668

Balanced Portfolio

Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	167
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	310
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	774
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	368
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	621
Enterprise Products Operating LLC, 4.85%, 3/15/44	690,000	704
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	800,000	954
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	959
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	336
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	413
NiSource Finance Corp., 5.80%, 2/1/42	915,000	1,025
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	215
Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	327
Williams Partners LP, 4.00%, 11/15/21	135,000	141
Williams Partners LP, 4.125%, 11/15/20	54,000	58
Williams Partners LP, 5.25%, 3/15/20	460,000	524

Total		7,896

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	385,000	375
AvalonBay Communities, Inc., 2.95%, 9/15/22	205,000	202
AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	730
Boston Properties LP, 3.85%, 2/1/23	580,000	613
BRE Properties, Inc., 5.20%, 3/15/21	535,000	607
BRE Properties, Inc., 5.50%, 3/15/17	245,000	277
Colonial Realty LP, 6.05%, 9/1/16	360,000	403
DDR Corp., 4.75%, 4/15/18	580,000	641
Essex Portfolio LP, 3.625%, 8/15/22 144A	1,050,000	1,043
HCP, Inc., 3.75%, 2/1/16	335,000	358
HCP, Inc., 3.75%, 2/1/19	195,000	210
HCP, Inc., 6.00%, 1/30/17	400,000	463
HCP, Inc., 6.70%, 1/30/18	200,000	243
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	307
Health Care REIT, Inc., 4.125%, 4/1/19	935,000	1,014
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	444

Total		7,930

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	425,000	497
Waste Management, Inc., 2.90%, 9/15/22	460,000	455
Waste Management, Inc., 4.60%, 3/1/21	440,000	497

Total		1,449

Technology (0.3%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	992
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	575
International Business Machines Corp., 1.25%, 2/8/18	475,000	477
International Business Machines Corp., 1.95%, 7/22/16	400,000	415
International Business Machines Corp., 2.00%, 1/5/16	520,000	539
Microsoft Corp., 0.875%, 11/15/17	210,000	209
Microsoft Corp., 2.125%, 11/15/22	565,000	552

	Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	Oracle Corp., 1.20%, 10/15/17	565,000	566
	Oracle Corp., 2.50%, 10/15/22	565,000	555
	Oracle Corp., 3.875%, 7/15/20	760,000	851

	Total		5,731

	Telecommunications (0.4%)
	America Movil SAB de CV, 2.375%, 9/8/16	430,000	442
	America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,136
	American Tower Corp., 3.50%, 1/31/23	195,000	193
	American Tower Corp., 7.00%, 10/15/17	200,000	238
	AT&T Corp., 8.00%, 11/15/31	380,000	555
	AT&T, Inc., 2.625%, 12/1/22	1,050,000	1,014
	AT&T, Inc., 2.95%, 5/15/16	865,000	915
	CC Holdings GS V LLC, 3.849%, 4/15/23 144A	550,000	554
	CenturyLink, Inc., 5.15%, 6/15/17	465,000	489
	Qwest Corp., 6.50%, 6/1/17	595,000	688
	Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	574
	Verizon Communications, Inc., 5.85%, 9/15/35	505,000	580
	Verizon Communications, Inc., 6.25%, 4/1/37	400,000	474
	Verizon Communications, Inc., 6.35%, 4/1/19	770,000	945

	Total		8,797

	Transportation (0.2%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	465
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	383
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	421
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	169
	CSX Corp., 3.70%, 10/30/20	70,000	76
	CSX Corp., 4.25%, 6/1/21	200,000	225
	CSX Corp., 5.60%, 5/1/17	490,000	570
	Norfolk Southern Corp., 2.903%, 2/15/23 144A	789,000	790
	Union Pacific Corp., 4.30%, 6/15/42	700,000	714

	Total		3,813

	Yankee Sovereign (0.2%)
	Canada Government International Bond, 0.875%, 2/14/17	4,375,000	4,405

	Total		4,405

	Total Investment Grade Segment (Cost: $189,887)		204,075

	Governments (14.7%)

	Governments (14.7%)
	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	2,060
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,643
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,868
	Overseas Private Investment Corp., 4.10%, 11/15/14	873,600	901
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,455,000	2,462
(g)	US Treasury, 0.125%, 12/31/14	157,435,000	157,164

Balanced Portfolio

Governments (14.7%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 0.75%, 12/31/17	92,095,000	92,217
US Treasury, 2.00%, 2/15/23	1,020,000	1,033
US Treasury, 2.75%, 11/15/42	14,600,000	13,532
US Treasury, 3.125%, 2/15/43	740,000	741
US Treasury, 4.50%, 2/15/36	34,365,000	43,649
US Treasury, 5.375%, 2/15/31	2,755,000	3,833

Total Governments (Cost: $332,498)		339,103

Municipal Bonds (0.9%)

Municipal Bonds (0.9%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,518
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	96
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,197
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	471
The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	711
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,406
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,449
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	249
Energy Northwest, Series E, 2.197%, 7/1/19 RB	935,000	956
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	791
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,744
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	263
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	607
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,465,000	2,677
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	537
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	149
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	930,000	1,032
State of California, Series A, 4.988%, 4/1/39 GO	790,000	797
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	946
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,437
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	408
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,083

Total Municipal Bonds (Cost: $18,527)		21,524

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products (14.3%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	460,000	477
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.098%, 2/14/43 IO	4,538,203	147
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.264%, 1/25/37	808,315	469
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.294%, 5/25/37	893,781	589
Bears Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694%, 6/11/50	1,000,000	1,165
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,200,000	2,198
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	228,882	232
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,538
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,237
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	5,240,000	5,272
Discover Card Master Trust I, Series 2012-B3, Class B3, .653%, 5/15/18	500,000	501
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, .961%, 2/15/31 IO	11,137,098	264
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, .461%, 10/15/30 IO 144A	885,898	9
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	3,880,819	3,939
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.504%, 8/25/20 IO	17,029,857	1,379
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	448,239	473
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	851,374	893
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,219,190	1,280
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	1,055,000	1,111
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	1,645,707	1,691
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	15,483,436	15,915

Balanced Portfolio

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	207,699	219
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	172,234	182
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	1,056,438	1,115
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	49,988	53
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	908,605	958
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	46,085	49
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	345,288	364
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	671,340	717
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,756,512	1,853
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	40,346	43
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,968,532	2,073
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,827,446	1,929
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	1,114,104	1,176
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	3,583,076	3,782
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	9,949,579	10,500
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	389,686	416
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,999,527	2,124
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	1,900,552	2,020
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	572,837	610
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	864,984	920
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	266,458	283
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	1,211,463	1,288
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	425,458	452
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	10,132,575	10,770
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	10,981,953	11,673
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	143,372	152
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	7,285,462	7,744
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	1,088,321	1,157

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	345,747	367
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,637,800	1,741
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	535,252	569
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	319,320	339
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	675,012	734
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	223,256	226
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	1,319,192	1,336
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	462,504	495
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,184,266	1,301
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,624,047	2,860
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	281,863	302
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	18,619,425	19,957
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	304,762	332
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,084,706	1,181
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	6,788,626	7,639
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	5,059,053	5,574
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	400,200	436
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	623,005	678
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	211,615	230
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,140,201	1,238
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	5,903,339	6,414
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	5,831,454	6,282
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	274,811	297
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	630,394	682
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	127,200	138
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	913,881	989
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	56,302	63

Balanced Portfolio

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,015,204	1,106
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	2,096,474	2,276
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	767,901	832
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	384,012	417
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	183,051	184
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	685,938	770
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	950,965	1,043
Federal Home Loan Mortgage Corp. TBA, 2.50%, 5/1/28	1,465,000	1,514
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/43	3,295,000	3,374
Federal National Mortgage Association, 3.00%, 10/1/26	78,802	83
Federal National Mortgage Association, 3.00%, 3/1/27	1,209,859	1,274
Federal National Mortgage Association, 3.00%, 6/1/27	1,858,466	1,957
Federal National Mortgage Association, 3.50%, 4/1/26	956,751	1,015
Federal National Mortgage Association, 3.50%, 10/1/42	8,369,853	8,844
Federal National Mortgage Association, 4.00%, 12/1/41	825,865	881
Federal National Mortgage Association, 4.50%, 6/1/19	3,779,091	4,170
Federal National Mortgage Association, 4.50%, 12/1/19	319,451	352
Federal National Mortgage Association, 4.50%, 11/1/40	2,972,891	3,263
Federal National Mortgage Association, 4.50%, 1/1/41	2,367,692	2,585
Federal National Mortgage Association, 4.50%, 2/1/41	4,598,467	4,963
Federal National Mortgage Association, 4.50%, 3/1/41	392,642	425
Federal National Mortgage Association, 4.50%, 4/1/41	413,996	447
Federal National Mortgage Association, 4.50%, 5/1/41	13,841,540	14,941
Federal National Mortgage Association, 5.00%, 3/1/20	1,273,939	1,399
Federal National Mortgage Association, 5.00%, 5/1/20	1,893,360	2,066
Federal National Mortgage Association, 5.00%, 4/1/35	1,663,607	1,880
Federal National Mortgage Association, 5.00%, 7/1/35	2,336,386	2,641

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 10/1/35	1,053,043	1,190
Federal National Mortgage Association, 5.00%, 5/1/38	2,416,891	2,618
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	3,984,654	4,033
Federal National Mortgage Association, 5.50%, 4/1/21	621,017	680
Federal National Mortgage Association, 5.50%, 3/1/35	3,991,791	4,489
Federal National Mortgage Association, 5.50%, 9/1/35	4,565,209	5,068
Federal National Mortgage Association, 5.50%, 11/1/35	5,378,356	5,962
Federal National Mortgage Association, 5.50%, 11/1/37	3,297,765	3,658
Federal National Mortgage Association, 6.00%, 5/1/35	90,848	104
Federal National Mortgage Association, 6.00%, 6/1/35	338,431	374
Federal National Mortgage Association, 6.00%, 7/1/35	2,486,466	2,746
Federal National Mortgage Association, 6.00%, 10/1/35	451,897	499
Federal National Mortgage Association, 6.00%, 11/1/35	2,923,972	3,267
Federal National Mortgage Association, 6.00%, 9/1/36	922,029	1,032
Federal National Mortgage Association, 6.00%, 3/1/38	464,465	512
Federal National Mortgage Association, 6.00%, 10/1/38	394,584	433
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,721,995	4,222
Federal National Mortgage Association, 6.50%, 7/1/37	3,012,852	3,397
Federal National Mortgage Association, 6.75%, 4/25/18	395,623	410
Federal National Mortgage Association TBA, 2.50%, 5/1/28	5,760,000	5,962
Federal National Mortgage Association TBA, 3.50%, 5/1/43	6,930,000	7,300
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	855
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,569
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,417

Balanced Portfolio

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	460,000	461
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,153
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	562
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.841%, 7/12/38 144A	400,000	452
Government National Mortgage Association, 5.00%, 7/15/33	805,240	884
Government National Mortgage Association, 5.50%, 1/15/32	54,731	60
Government National Mortgage Association, 5.50%, 2/15/32	607,897	669
Government National Mortgage Association, 5.50%, 9/15/32	14,522	16
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	1,700,000	1,716
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	745
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,975,000	2,240
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	451,422	494
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	257,645	269
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	206,862	218
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, .274%, 1/25/37	1,991,663	821
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,135,897	2,307
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	106,302	109
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,283,410	1,300
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	4,680,000	4,785

Structured Products (14.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,443
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.897%, 11/25/34	570,099	566
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	463,138	478
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	32,646	34
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	208,078	211

Total Structured Products (Cost: $315,351)		328,293

Below Investment Grade Segment (6.8%)

Aerospace & Defense (0.1%)
B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	258
Bombardier, Inc., 4.25%, 1/15/16 144A	105,000	109
Bombardier, Inc., 5.75%, 3/15/22 144A	150,000	154
Bombardier, Inc., 6.125%, 1/15/23 144A	155,000	161
Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	264
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	495
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	288
TransDigm, Inc., 5.50%, 10/15/20 144A	250,000	261
Triumph Group, Inc., 4.875%, 4/1/21 144A	195,000	197
Triumph Group, Inc., 8.625%, 7/15/18	290,000	322

Total		2,509

Autos & Vehicle Parts (0.2%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	160,000	176
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	295,000	302
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	125,000	129
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.00%, 6/15/19	145,000	159
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.25%, 6/15/21	245,000	274
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	316
Exide Technologies, 8.625%, 2/1/18	155,000	133
General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	340,000	355
The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	390,000	402
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	404
Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	165,000	180
Navistar International Corp., 8.25%, 11/1/21	380,000	387
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	303

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued
	Visteon Corp., 6.75%, 4/15/19	189,000	202

	Total		3,722

	Banking (0.1%)
	Ally Financial, Inc., 4.625%, 6/26/15	160,000	167
	Ally Financial, Inc., 5.50%, 2/15/17	470,000	508
	Ally Financial, Inc., 7.50%, 9/15/20	380,000	464
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	459
	E*TRADE Financial Corp., 6.00%, 11/15/17	400,000	419
	E*TRADE Financial Corp., 6.375%, 11/15/19	200,000	211
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	383
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	316
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	405,000	419
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	-

	Total		3,346

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	241
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	227
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	140,000	144
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	138
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	125,000	135
	Cascades, Inc., 7.875%, 1/15/20	100,000	107
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,315,000	1,276
	Graphic Packaging International, Inc., 4.75%, 4/15/21	195,000	197
	Resolute Forest Products, 10.25%, 10/15/18	171,000	196
	Rexel SA, 5.25%, 6/15/20 144A	260,000	263
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	475,000	484
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	548
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	415,000	446
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	170,000	175
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	407
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	521
	Sealed Air Corp., 6.50%, 12/1/20 144A	120,000	131
	Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	243
	Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	315
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	97

	Total		6,291

	Builders & Building Materials (0.1%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	140,000	150

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Builders & Building Materials continued
	Cemex SAB de CV, 5.875%, 3/25/19 144A	100,000	101
	KB Home, 7.25%, 6/15/18	290,000	319
	KB Home, 9.10%, 9/15/17	120,000	141
	USG Corp., 7.875%, 3/30/20 144A	225,000	256
	Vulcan Materials Co., 6.40%, 11/30/17	300,000	334

	Total		1,301

	Capital Goods (0.0%)
	Case New Holland, Inc., 7.875%, 12/1/17	205,000	240
	CNH Capital LLC, 3.875%, 11/1/15	100,000	102
	CNH Capital LLC, 6.25%, 11/1/16	130,000	144
	The Manitowoc Co., Inc., 5.875%, 10/15/22	105,000	110
	Terex Corp., 6.00%, 5/15/21	200,000	210
	United Rentals North America, Inc., 5.75%, 7/15/18	115,000	125
	United Rentals North America, Inc., 6.125%, 6/15/23	105,000	112
	United Rentals North America, Inc., 7.375%, 5/15/20	160,000	178

	Total		1,221

	Chemicals (0.2%)
	Ashland, Inc., 4.75%, 8/15/22 144A	720,000	733
	Celanese US Holdings LLC, 4.625%, 11/15/22	965,000	967
	Chemtura Corp., 7.875%, 9/1/18	120,000	130
	Eagle Spinco, Inc., 4.625%, 2/15/21 144A	65,000	66
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	490,000	491
	Hexion US Finance Corp., 6.625%, 4/15/20	160,000	160
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	555,000	575
	Huntsman International LLC, 4.875%, 11/15/20	455,000	458
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	174
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	642
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	320,000	328
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	160,000	167
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	80,000	84

	Total		4,975

	Conglomerate & Diversified Manufacturing (0.0%)
	BC Mountain LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21 144A	60,000	64
	Milacron LLC/Mcron Finance Corp., 7.75%, 2/15/21 144A	100,000	103
	SPX Corp., 6.875%, 9/1/17	295,000	328

	Total		495

	Consumer Products & Retailing (0.2%)
(c)	Alphabet Holding Co., Inc., 7.75%, 11/1/17 144A	105,000	110
	AutoNation, Inc., 5.50%, 2/1/20	165,000	179
	Hanesbrands, Inc., 6.375%, 12/15/20	250,000	272
	Iconix Brand Group, Inc., 1.50%, 3/15/18 144A	455,000	490
	Levi Strauss & Co., 6.875%, 5/1/22	225,000	246
	Levi Strauss & Co., 7.625%, 5/15/20	240,000	264
	Limited Brands, Inc., 5.625%, 2/15/22	1,140,000	1,209
	Limited Brands, Inc., 8.50%, 6/15/19	110,000	135
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	295,000	296

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	21
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	110,000	122
Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	30,000	32
Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	50,000	54
Spectrum Brands, Inc., 9.50%, 6/15/18	165,000	187
SUPERVALU, Inc., 7.50%, 11/15/14	185,000	186
SUPERVALU, Inc., 8.00%, 5/1/16	230,000	239
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	750,000	768
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	188
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	137

Total		5,135

Electric Utilities (0.2%)
The AES Corp., 7.75%, 10/15/15	160,000	180
The AES Corp., 8.00%, 10/15/17	640,000	753
The AES Corp., 8.00%, 6/1/20	100,000	118
Calpine Corp., 7.50%, 2/15/21 144A	223,000	245
Calpine Corp., 7.875%, 7/31/20 144A	410,000	449
DPL, Inc., 6.50%, 10/15/16	200,000	211
GenOn Americas Generation LLC, 8.50%, 10/1/21	200,000	234
NRG Energy, Inc., 7.625%, 1/15/18	415,000	472
NRG Energy, Inc., 7.625%, 5/15/19	330,000	356
NRG Energy, Inc., 8.25%, 9/1/20	35,000	40
NV Energy, Inc., 6.25%, 11/15/20	340,000	411
Puget Energy, Inc., 5.625%, 7/15/22	225,000	248

Total		3,717

Energy (1.1%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	120
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	330,000	351
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	98
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	100,000	101
Bill Barrett Corp., 7.00%, 10/15/22	190,000	199
Bill Barrett Corp., 7.625%, 10/1/19	405,000	430
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	165
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	260,000	285
Chesapeake Energy Corp., 5.375%, 6/15/21	390,000	391
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	505
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	354
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	193
Chesapeake Energy Corp., 9.50%, 2/15/15	305,000	345
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	225,000	232
Cimarex Energy Co., 5.875%, 5/1/22	380,000	408
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	550,000	578
Comstock Resources, Inc., 7.75%, 4/1/19	260,000	274
Comstock Resources, Inc., 9.50%, 6/15/20	205,000	224
Concho Resources, Inc., 5.50%, 4/1/23	205,000	213
Concho Resources, Inc., 7.00%, 1/15/21	135,000	149
Continental Resources, Inc., 5.00%, 9/15/22	880,000	935
Denbury Resources, Inc., 4.625%, 7/15/23	985,000	951
Denbury Resources, Inc., 8.25%, 2/15/20	228,000	255
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	145,000	146

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	290,000	335
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	111
Exterran Holdings, Inc., 7.25%, 12/1/18	330,000	355
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	195,000	194
Forest Oil Corp., 7.25%, 6/15/19	495,000	495
Forest Oil Corp., 7.50%, 9/15/20 144A	215,000	227
Halcon Resources Corp., 8.875%, 5/15/21 144A	235,000	253
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	132
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	236
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	260,000	258
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	140
Key Energy Services, Inc., 6.75%, 3/1/21	260,000	271
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	145,000	152
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	355,000	401
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	275,000	281
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	570,000	596
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	204
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	315,000	331
MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	312
Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,255
Newfield Exploration Co., 7.125%, 5/15/18	270,000	281
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	523
Offshore Group Investment, Ltd., 7.50%, 11/1/19 144A	525,000	557
Oil States International, Inc., 5.125%, 1/15/23 144A	485,000	485
Oil States International, Inc., 6.50%, 6/1/19	165,000	177
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	410,000	433
Peabody Energy Corp., 4.75%, 12/15/41	740,000	607
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	300,000	329
Plains Exploration & Production Co., 6.125%, 6/15/19	375,000	411
Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	297
Plains Exploration & Production Co., 6.75%, 2/1/22	145,000	161
Plains Exploration & Production Co., 7.625%, 4/1/20	255,000	288
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	414
QEP Resources, Inc., 5.25%, 5/1/23	205,000	210
QEP Resources, Inc., 6.875%, 3/1/21	240,000	273
Range Resources Corp., 5.00%, 8/15/22	225,000	230
Range Resources Corp., 5.75%, 6/1/21	195,000	209
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	320
Samson Investment Co., 9.75%, 2/15/20 144A	920,000	977
SandRidge Energy, Inc., 7.50%, 3/15/21	435,000	452
SandRidge Energy, Inc., 7.50%, 2/15/23	200,000	207
SandRidge Energy, Inc., 9.875%, 5/15/16	220,000	233
SESI LLC, 6.375%, 5/1/19	265,000	285

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	SM Energy Co., 6.50%, 11/15/21	225,000	246
	SM Energy Co., 6.50%, 1/1/23	135,000	148
	SM Energy Co., 6.625%, 2/15/19	230,000	247
	Swift Energy Co., 7.875%, 3/1/22 144A	105,000	110
	Swift Energy Co., 8.875%, 1/15/20	235,000	255
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	405,000	439
	Unit Corp., 6.625%, 5/15/21	240,000	251
	Venoco, Inc., 8.875%, 2/15/19	130,000	126
	W&T Offshore, Inc., 8.50%, 6/15/19	505,000	549
	WPX Energy, Inc., 5.25%, 1/15/17	555,000	581
	WPX Energy, Inc., 6.00%, 1/15/22	270,000	283

	Total		26,035

	Entertainment (0.1%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	555,000	609
	AMC Entertainment, Inc., 9.75%, 12/1/20	110,000	127
	Cinemark USA, Inc., 5.125%, 12/15/22 144A	80,000	80
	Regal Entertainment Group, 9.125%, 8/15/18	245,000	275
	Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	100,000	107
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	219
	WMG Acquisition Corp., 6.00%, 1/15/21 144A	85,000	89
	WMG Acquisition Corp., 11.50%, 10/1/18	285,000	335

	Total		1,841

	Finance (0.4%)
	AerCap Aviation Solutions BV, 6.375%, 5/30/17	275,000	295
	Air Lease Corp., 6.125%, 4/1/17	305,000	330
	Aircastle, Ltd., 6.25%, 12/1/19	140,000	153
	Aircastle, Ltd., 6.75%, 4/15/17	215,000	237
	Aircastle, Ltd., 7.625%, 4/15/20	115,000	133
	Aviation Capital Group Corp., 4.625%, 1/31/18 144A	195,000	201
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	68,680	73
	CIT Group, Inc., 4.25%, 8/15/17	400,000	418
	CIT Group, Inc., 4.75%, 2/15/15 144A	130,000	136
	CIT Group, Inc., 5.00%, 5/15/17	225,000	241
	CIT Group, Inc., 5.00%, 8/15/22	300,000	320
	CIT Group, Inc., 5.25%, 3/15/18	755,000	816
	CIT Group, Inc., 5.375%, 5/15/20	305,000	335
	CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	274
	FTI Consulting, Inc., 6.00%, 11/15/22 144A	160,000	169
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	401
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	161
	International Lease Finance Corp., 5.75%, 5/15/16	415,000	448
	International Lease Finance Corp., 6.25%, 5/15/19	300,000	329
	International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	217
	International Lease Finance Corp., 8.625%, 9/15/15	85,000	97
	International Lease Finance Corp., 8.75%, 3/15/17	285,000	335
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	131
	SLM Corp., 6.00%, 1/25/17	820,000	892
	SLM Corp., 7.25%, 1/25/22	45,000	50

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Finance continued
SLM Corp., 8.00%, 3/25/20	650,000	754
SLM Corp., 8.45%, 6/15/18	195,000	231

Total		8,177

Food & Beverage (0.2%)
ARAMARK Corp., 5.75%, 3/15/20 144A	295,000	302
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	130,000	143
Constellation Brands, Inc., 6.00%, 5/1/22	90,000	98
Constellation Brands, Inc., 7.25%, 9/1/16	165,000	187
Cott Beverages, Inc., 8.125%, 9/1/18	160,000	175
Cott Beverages, Inc., 8.375%, 11/15/17	195,000	209
Dean Foods Co., 7.00%, 6/1/16	160,000	177
Dean Foods Co., 9.75%, 12/15/18	365,000	423
Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	114
Dole Food Co., Inc., 13.875%, 3/15/14	191,000	203
Hawk Acquisition Sub., 4.25%, 10/15/20 144A	435,000	436
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	148
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	195,000	204
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	330,000	352
Pilgrim’s Pride Corp., 7.875%, 12/15/18	400,000	433
Post Holdings, Inc., 7.375%, 2/15/22	55,000	60
Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	294
TreeHouse Foods, Inc., 7.75%, 3/1/18	345,000	374

Total		4,332

Foreign Agencies (0.2%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	310
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,840

Total		4,150

Gaming/Leisure/Lodging (0.2%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	465,000	459
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	111,000	76
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	360,000	383
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	113
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	365,000	348
MGM Resorts International, 6.75%, 10/1/20 144A	210,000	223
MGM Resorts International, 7.625%, 1/15/17	590,000	655
MGM Resorts International, 7.75%, 3/15/22	225,000	250
MGM Resorts International, 8.625%, 2/1/19	360,000	419
NCL Corp., Ltd., 5.00%, 2/15/18 144A	100,000	102
Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	299
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	115,000	115
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	140,000	142
Scientific Games International, Inc., 6.25%, 9/1/20	345,000	351
Scientific Games International, Inc., 9.25%, 6/15/19	165,000	182
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	534
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	123

Total		4,774

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Healthcare (0.4%)
	Biomet, Inc., 6.50%, 8/1/20 144A	285,000	302
	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	210
	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	325
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	390,000	432
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	635,000	697
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	742
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	74
	HCA Holdings, Inc., 6.25%, 2/15/21	160,000	171
	HCA Holdings, Inc., 7.75%, 5/15/21	240,000	267
	HCA, Inc., 5.875%, 3/15/22	770,000	830
	HCA, Inc., 6.50%, 2/15/20	455,000	513
	HCA, Inc., 7.25%, 9/15/20	510,000	564
	HCA, Inc., 7.875%, 2/15/20	130,000	144
	HCA, Inc., 8.00%, 10/1/18	190,000	222
	HCA, Inc., 8.50%, 4/15/19	325,000	359
	Health Management Associates, Inc., 6.125%, 4/15/16	560,000	615
	Health Management Associates, Inc., 7.375%, 1/15/20	150,000	165
	Hologic, Inc., 6.25%, 8/1/20 144A	80,000	85
	Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	375,000	399
	Tenet Healthcare Corp., 4.50%, 4/1/21 144A	395,000	387
	Tenet Healthcare Corp., 6.25%, 11/1/18	405,000	450
	Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	321

	Total		8,274

	Insurance (0.0%)
	Centene Corp., 5.75%, 6/1/17	440,000	472

	Total		472

	Media (0.7%)
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	260,000	258
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	159
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	225,000	242
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	156
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	310
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	170
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	405,000	420
	Coinstar, Inc., 6.00%, 3/15/19 144A	295,000	302
	CSC Holdings LLC, 7.625%, 7/15/18	170,000	197
	CSC Holdings LLC, 7.875%, 2/15/18	105,000	122
	CSC Holdings LLC, 8.625%, 2/15/19	300,000	360
(c,d)	Dex One Corp., 14.00%, 1/29/17	370,888	160
	DigitalGlobe, Inc., 5.25%, 2/1/21 144A	100,000	99
	DISH DBS Corp., 5.00%, 3/15/23 144A	965,000	949
	DISH DBS Corp., 5.875%, 7/15/22	265,000	278
	DISH DBS Corp., 6.75%, 6/1/21	520,000	577
	DISH DBS Corp., 7.125%, 2/1/16	275,000	306
	DISH DBS Corp., 7.875%, 9/1/19	485,000	575
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	412

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	189
Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	122
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	393
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	324
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	561
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	195,000	198
Intelsat Luxembourg SA, 11.50%, 2/4/17	325,000	345
Lamar Media Corp., 5.00%, 5/1/23	350,000	350
LIN Television Corp., 6.375%, 1/15/21 144A	210,000	224
Lynx I Corp., 5.375%, 4/15/21 144A	330,000	343
Lynx II Corp., 6.375%, 4/15/23 144A	330,000	346
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	486
Netflix, Inc., 5.375%, 2/1/21 144A	160,000	159
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	322
RR Donnelley & Sons Co., 7.875%, 3/15/21	155,000	162
Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	490,000	486
Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	345,000	361
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	150,000	155
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	105,000	108
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 144A	200,000	206
Univision Communications, Inc., 6.75%, 9/15/22 144A	255,000	275
Univision Communications, Inc., 7.875%, 11/1/20 144A	725,000	798
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	387
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	558
Videotron Ltee, 5.00%, 7/15/22	750,000	761
Virgin Media Finance PLC, 8.375%, 10/15/19	74,000	83
XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	390,000	430

Total		15,184

Metals & Mining (0.4%)
AK Steel Corp., 7.625%, 5/15/20	125,000	109
AK Steel Corp., 8.75%, 12/1/18 144A	300,000	331
Aleris International, Inc., 7.625%, 2/15/18	220,000	233
Aleris International, Inc., 7.875%, 11/1/20	210,000	224
Alpha Natural Resources, Inc., 6.00%, 6/1/19	450,000	415
Alpha Natural Resources, Inc., 9.75%, 4/15/18	280,000	300
ArcelorMittal, 5.75%, 8/5/20	235,000	248
ArcelorMittal, 6.125%, 6/1/18	665,000	718
ArcelorMittal, 6.75%, 2/25/22	405,000	443
Arch Coal, Inc., 8.75%, 8/1/16	45,000	47
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	315,000	337

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	CONSOL Energy, Inc., 8.00%, 4/1/17	300,000	324
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	460
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	380,000	365
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	231
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	165,000	174
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	405,000	424
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	345
	GrafTech International, Ltd., 6.375%, 11/15/20 144A	120,000	124
	HudBay Minerals, Inc., 9.50%, 10/1/20	145,000	158
	Inmet Mining Corp., 7.50%, 6/1/21 144A	80,000	87
	JMC Steel Group, 8.25%, 3/15/18 144A	185,000	196
	Molycorp, Inc., 6.00%, 9/1/17	465,000	333
	Molycorp, Inc., 10.00%, 6/1/20	305,000	300
	New Gold, Inc., 6.25%, 11/15/22 144A	120,000	126
(d)	Patriot Coal Corp., 8.25%, 4/30/18	150,000	71
	Peabody Energy Corp., 6.00%, 11/15/18	305,000	324
	Peabody Energy Corp., 6.25%, 11/15/21	575,000	598
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	325
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	340,000	357
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	257
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	100,000	108
	Severstal Columbus LLC, 10.25%, 2/15/18	185,000	200
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	135,000	146
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	135,000	146
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	80,000	66
	United States Steel Corp., 7.375%, 4/1/20	220,000	230

	Total		9,880

	Oil & Gas (0.0%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	140,000	149
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	590,000	649
	Tesoro Corp., 4.25%, 10/1/17	140,000	146
	Tesoro Corp., 5.375%, 10/1/22	140,000	146
	Western Refining, Inc., 6.25%, 4/1/21 144A	100,000	102

	Total		1,192

	Other Holdings (–%)
(n)*	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	-
(n)*	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	-

	Total		-

	Pharmaceuticals (0.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	230,000	235
	Endo Health Solutions, Inc., 7.00%, 7/15/19	90,000	96
	Endo Health Solutions, Inc., 7.25%, 1/15/22	160,000	172
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	209
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	789
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,040,000	1,117

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
VPI Escrow Corp., 6.375%, 10/15/20 144A	135,000	142
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	123

Total		2,883

Pipelines (0.3%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	835,000	825
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	175,000	188
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	270,000	281
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	505,000	547
El Paso LLC, 7.00%, 6/15/17	515,000	589
El Paso LLC, 7.25%, 6/1/18	515,000	591
El Paso LLC, 7.75%, 1/15/32	320,000	358
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	280,000	266
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,115,000	1,250
Energy Transfer Equity LP, 7.50%, 10/15/20	355,000	409
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	235,000	243
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	105,000	115
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	160,000	166
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	1,007
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	205,000	215
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	218,000	235
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	158
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	115,000	129
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	255,000	264
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	165,000	180
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	145,000	153

Total		8,169

Real Estate Investment Trusts (0.1%)
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 144A	100,000	105
DuPont Fabros Technology LP, 8.50%, 12/15/17	125,000	134
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	450,000	449
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	269
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	255
Starwood Property Trust, Inc., 4.55%, 3/1/18	450,000	495

Total		1,707

Services (0.1%)
Clean Harbors, Inc., 5.125%, 6/1/21 144A	100,000	102
Clean Harbors, Inc., 5.25%, 8/1/20	190,000	196

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Services continued
Corrections Corp. of America, 4.125%, 4/1/20 144A	235,000	239
The Geo Group, Inc., 6.625%, 2/15/21	220,000	242
Mobile Mini, Inc., 7.875%, 12/1/20	485,000	540
QVC, Inc., 5.125%, 7/2/22	105,000	111
QVC, Inc., 7.375%, 10/15/20 144A	195,000	216
Service Corp. International, 4.50%, 11/15/20	120,000	121
Service Corp. International, 7.00%, 5/15/19	205,000	223
Service Corp. International, 8.00%, 11/15/21	110,000	132
West Corp., 11.00%, 10/15/16	195,000	203

Total		2,325

Technology (0.3%)
Amkor Technology, Inc., 6.375%, 10/1/22	165,000	165
Amkor Technology, Inc., 6.625%, 6/1/21	280,000	283
Equinix, Inc., 4.875%, 4/1/20	245,000	247
Equinix, Inc., 5.375%, 4/1/23	725,000	734
Equinix, Inc., 7.00%, 7/15/21	245,000	272
First Data Corp., 6.75%, 11/1/20 144A	305,000	318
First Data Corp., 7.375%, 6/15/19 144A	400,000	425
First Data Corp., 8.25%, 1/15/21 144A	170,000	177
First Data Corp., 9.875%, 9/24/15	280,000	288
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	467,000	517
Iron Mountain, Inc., 7.75%, 10/1/19	255,000	283
Iron Mountain, Inc., 8.375%, 8/15/21	50,000	55
Jabil Circuit, Inc., 4.70%, 9/15/22	275,000	274
NCR Corp., 4.625%, 2/15/21 144A	580,000	577
NCR Corp., 5.00%, 7/15/22 144A	85,000	85
NeuStar, Inc., 4.50%, 1/15/23 144A	100,000	95
Nuance Communications, Inc., 5.375%, 8/15/20 144A	310,000	314
Seagate HDD Cayman, 7.75%, 12/15/18	290,000	318
SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	407
SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	260
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	334

Total		6,428

Telecommunications (0.8%)
CenturyLink, Inc., 5.625%, 4/1/20	195,000	199
CenturyLink, Inc., 6.45%, 6/15/21	1,385,000	1,468
Cincinnati Bell, Inc., 8.25%, 10/15/17	435,000	461
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	216
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	195,000	210
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	385
Cricket Communications, Inc., 7.75%, 10/15/20	540,000	539
Crown Castle International Corp., 5.25%, 1/15/23	270,000	275
Digicel Group, Ltd., 8.25%, 9/30/20 144A	135,000	143
Digicel, Ltd., 6.00%, 4/15/21 144A	430,000	428
Frontier Communications Corp., 8.125%, 10/1/18	105,000	120
Frontier Communications Corp., 8.25%, 4/15/17	175,000	205
Frontier Communications Corp., 8.50%, 4/15/20	385,000	436
Frontier Communications Corp., 8.75%, 4/15/22	160,000	178

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 9.25%, 7/1/21	230,000	264
	GCI, Inc., 8.625%, 11/15/19	555,000	586
	MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	2,425,000	2,467
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	256
	MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	430,000	439
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	545,000	595
	NII Capital Corp., 7.625%, 4/1/21	475,000	342
	NII Capital Corp., 8.875%, 12/15/19	905,000	681
	NII International Telecom Sarl, 11.375%, 8/15/19 144A	140,000	146
	SBA Communications Corp., 5.625%, 10/1/19 144A	250,000	257
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	200,000	208
	SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	165
	Sprint Capital Corp., 6.90%, 5/1/19	330,000	362
	Sprint Nextel Corp., 6.00%, 12/1/16	200,000	217
	Sprint Nextel Corp., 6.00%, 11/15/22	435,000	447
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	225,000	262
	Sprint Nextel Corp., 7.00%, 8/15/20	700,000	770
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	669
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	540,000	668
	Sprint Nextel Corp., 9.125%, 3/1/17	225,000	266
	Sprint Nextel Corp., 11.50%, 11/15/21	295,000	413
	tw telecom holdings, Inc., 5.375%, 10/1/22	140,000	146
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	620,201	645
	Windstream Corp., 6.375%, 8/1/23 144A	265,000	263
	Windstream Corp., 7.00%, 3/15/19	215,000	220
	Windstream Corp., 7.75%, 10/15/20	540,000	586
	Windstream Corp., 7.875%, 11/1/17	225,000	257

	Total		17,860

	Transportation (0.0%)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23 144A	195,000	195
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	309
	HDTFS, Inc., 6.25%, 10/15/22	60,000	65
	The Hertz Corp., 4.25%, 4/1/18 144A	60,000	61
	The Hertz Corp., 5.875%, 10/15/20	105,000	111
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	251

	Total		992

	Total Below Investment Grade Segment (Cost: $149,530)		157,387

	Foreign Bonds (0.0%)

	Governments (0.0%)
(f)	Federated Republic of Brazil, 8.50%, 1/5/24	1,855,000	975

	Total Foreign Bonds (Cost: $990)		975

	Investment Companies (12.1%)

	Investment Companies (12.1%)
	iShares Barclays MBS Bond Fund	236,457	25,523

Balanced Portfolio

	Investment Companies (12.1%)	Shares/ $ Par	Value $ (000’s)

	Investment Companies continued
	iShares MSCI EAFE Index Fund	202,700	11,955
	iShares MSCI Emerging Markets Index	100,100	4,282
	iShares Russell 2000 Index Fund	133,920	12,623
	iShares Russell Midcap Index Fund	41,662	5,303
	Market Vectors Junior Gold Miners	25,000	419
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	4,984,386	5,149
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	26,381,905	48,728
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	128,571,137	110,957
	SPDR S&P Biotech ETF	27,400	2,737
	SPDR S&P MidCap 400 ETF Trust	141,898	29,759
	Vanguard Emerging Markets	156,380	6,707
	Vanguard MSCI EAFE	406,240	14,799

	Total Investment Companies (Cost: $242,569)		278,941

	Short-Term Investments (16.4%)

	Commercial Paper (16.2%)
	Alpine Securitization Corp., 0.15%, 4/17/13	10,000,000	9,999
	Alpine Securitization Corp., 0.16%, 4/16/13	5,000,000	5,000
	American Honda Finance Corp., 0.11%, 4/24/13	15,000,000	14,999
	American Honda Finance Corp., 0.14%, 4/22/13	5,000,000	5,000
	Atlantic Asset Securitization LLC, 0.14%, 4/1/13	7,000,000	7,000
	Bank of America NA, 0.24%, 4/2/13	10,000,000	10,000
	BP Capital Markets PLC, 0.512%, 5/7/13	4,800,000	4,800
	Caterpillar Financial Services Corp., 0.10%, 4/5/13	20,000,000	20,000
	Chariot Funding LLC, 0.18%, 5/6/13	10,000,000	9,998
	Darden Restaurants, Inc., 0.20%, 4/1/13	7,400,000	7,400
	Duke Energy Corp., 0.24%, 4/1/13	5,000,000	5,000
	Duke Energy Corp., 0.27%, 4/10/13	10,000,000	9,999
	Emerson Electric Co., 0.10%, 5/29/13	10,000,000	9,998
	Federal Home Loan Banks, 0.09%, 6/24/13	30,000,000	29,997
	Federal Home Loan Banks, 0.13%, 5/22/13	10,000,000	9,998
	General Electric Capital Corp., 1.002%, 4/24/14	10,000,000	10,071

	Short-Term Investments (16.4%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	General Mills, Inc., 0.16%, 4/1/13	10,000,000	10,000
	Google, Inc., 0.09%, 4/11/13	10,000,000	10,000
	Govco LLC, 0.17%, 4/22/13	10,000,000	9,999
	John Deere Capital Corp., 0.10%, 4/24/13	10,000,000	9,999
	John Deere Capital Corp., 0.11%, 4/22/13	10,000,000	9,999
	Jupiter Securitization Co. LLC, 0.15%, 4/15/13	10,000,000	9,999
	Jupiter Securitization Co. LLC, 0.18%, 6/20/13	10,000,000	9,995
	Procter & Gamble Co., 0.13%, 4/30/13	10,000,000	9,999
	Procter & Gamble Co., 0.14%, 5/21/13	10,000,000	9,998
	Roche Holdings, Inc., 0.10%, 4/2/13	10,000,000	10,000
	Roche Holdings, Inc., 0.13%, 4/25/13	10,000,000	9,999
	Royal Bank Of Canada, 0.13%, 6/17/13	10,000,000	9,992
(k)	Sheffield Receivables Corp., 0.16%, 4/23/13	20,000,000	19,998
	Straight-A Funding LLC, 0.18%, 6/3/13	5,000,000	4,998
	Toronto Dominion Holdings USA, Inc., 0.16%, 4/12/13	20,000,000	19,999
	Toyota Motor Credit Corp., 0.14%, 4/9/13	10,000,000	10,000
	Toyota Motor Credit Corp., 0.14%, 4/26/13	10,000,000	9,999
	Unilever Capital, 0.11%, 4/30/13	10,000,000	9,999
	Wal-mart Stores, 0.09%, 4/10/13	7,800,000	7,800

	Total		372,031

	Others (0.2%)
	Bank of Nova Scotia/Houston, 0.723%, 10/18/13	5,000,000	5,012

	Total		5,012

	Total Short-Term Investments
	(Cost: $376,972)		377,043

	Total Investments (103.4%)
	(Cost: $2,193,377)(a)		2,382,348

	Other Assets, Less
	Liabilities (-3.4%)		(78,510)

	Net Assets (100.0%)		2,303,838

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $93,645 representing 4.1% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $2,193,417 and the net unrealized appreciation of investments based on that cost was $188,931 which is comprised of $200,422 aggregate gross unrealized appreciation and $11,491 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $117,348)	1,514	6/13	$945
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $20,573)	166	6/03	20
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2013, $31,485)	218	6/13	(10)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $2,367)	18	6/13	(8)
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $15,653)	71	6/13	(1)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $2,484)	16	6/13	38

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

- Federative Republic — Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	BRL	4,400	5/13	$-	$(46)	$(46)
Sell	Barclays Bank PLC	BRL	5,900	5/13	53	-	53
Sell	Barclays Bank PLC	EUR	28,750	5/13	2,069	-	2,069

					$2,122	$(46)	$2,076

BRL — Brazilian Real

EUR — Euro

(j)	Swap agreements outstanding on March 31, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index Total Return	Credit Suisse International	3-Month USD Libor -15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	39,774	$537

Balanced Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month Usd Libor -82 Bps	5/13	27,000	$(1,496)
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month Usd Libor - 70 Bps	Russell 2000 Value Index Total Return	5/13	27,002	1,275
Russell Midcap Growth Index Total Return	Bank of America N.A.	Russell Midcap Growth Index Total Return	3-Month USD Libor - 33 Bps	5/13	80,000	(3,407)
Russell Midcap Index Total Return	Credit Suisse International	3-Month USD Libor -15 Bps	Russell Midcap Index Total Return	8/13	11,461	479
Russell Midcap Value Index Total Return	Bank of America N.A.	3-Month USD Libor -26 Bps	Russell Midcap Value Index Total Return	5/13	80,000	4,189

						$1,578

(k)	Securities with an aggregate value of $19,998 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$672,693	$-	$-
Foreign Common Stocks	-	-	65
Preferred Stocks	1,896	353	-
Government & Agency Bonds	-	343,508	-
Foreign Bonds	-	975	-
Municipal Bonds	-	21,524	-
Corporate Bonds	-	357,057	-
Structured Products	-	324,354	3,939
Investment Companies	278,941	-	-
Short-Term Investments	-	377,043	-
Other Financial Instruments^
Futures	1,003	-	-
Forward Currency Contracts	-	2,122	-
Total Return Swaps	-	6,480	-
Liabilities:
Other Financial Instruments^
Futures	(19)	-	-
Forward Currency Contracts	-	(46)	-
Total Return Swaps	-	(4,903)	-
Total	$954,514	$1,428,467	$4,004

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2013 (unaudited)

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (27.6%)

	Consumer Discretionary (3.0%)
	Comcast Corp. - Class A	23,125	971
*	Dollar General Corp.	13,350	675
	Las Vegas Sands Corp.	9,725	548
	Macy’s, Inc.	21,344	893
	News Corp. - Class A	39,675	1,211
	Starbucks Corp.	12,600	718
	Target Corp.	13,875	950
	Time Warner Cable, Inc.	3,700	355
	Viacom, Inc. - Class B	15,975	984

	Total		7,305

	Consumer Staples (2.4%)
	Beam, Inc.	11,623	738
	Costco Wholesale Corp.	3,775	401
	CVS Caremark Corp.	20,230	1,112
	The Estee Lauder Cos., Inc. - Class A	6,450	413
	Mead Johnson Nutrition Co.	11,209	868
	PepsiCo, Inc.	11,575	916
	Philip Morris International, Inc.	16,025	1,486

	Total		5,934

	Energy (3.4%)
	Anadarko Petroleum Corp.	7,950	695
	BP PLC, ADR	14,375	609
	Chevron Corp.	15,050	1,788
	Exxon Mobil Corp.	19,650	1,771
	National-Oilwell Varco, Inc.	5,825	412
	Occidental Petroleum Corp.	9,175	719
	Schlumberger, Ltd.	14,300	1,071
*	Weatherford International, Ltd.	56,780	689
*	Whiting Petroleum Corp.	9,300	473

	Total		8,227

	Financials (4.4%)
	American Express Co.	15,100	1,019
	American Tower Corp.	11,750	904
	BlackRock, Inc.	2,575	661
	Citigroup, Inc.	34,050	1,506
	The Goldman Sachs Group, Inc.	5,125	754
	Invesco, Ltd.	30,075	871
	JPMorgan Chase & Co.	39,150	1,858
	MetLife, Inc.	17,525	666
	Morgan Stanley	1,800	40
	PNC Financial Services Group, Inc.	10,000	665
	Validus Holdings, Ltd.	8,900	333
	Wells Fargo & Co.	35,075	1,297

	Total		10,574

	Health Care (4.1%)
	Abbott Laboratories	21,225	750

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	AbbVie, Inc.	6,925	282
*	Actavis, Inc.	5,850	539
	AmerisourceBergen Corp.	20,533	1,056
*	Biogen Idec, Inc.	3,575	690
*	Celgene Corp.	3,200	371
	Covidien PLC	5,100	346
	Eli Lilly and Co.	6,275	356
*	Express Scripts Holding Co.	7,164	413
*	Gilead Sciences, Inc.	13,325	652
	Johnson & Johnson	22,100	1,802
	Perrigo Co.	4,975	591
	Pfizer, Inc.	46,450	1,340
	UnitedHealth Group, Inc.	13,575	777

	Total		9,965

	Industrials (3.3%)
	The Boeing Co.	12,325	1,058
	Cummins, Inc.	5,552	643
	Danaher Corp.	11,725	729
	FedEx Corp.	11,765	1,155
	General Electric Co.	66,525	1,538
	Precision Castparts Corp.	3,643	691
	SPX Corp.	4,550	359
	Union Pacific Corp.	4,800	684
	United Technologies Corp.	11,325	1,058

	Total		7,915

	Information Technology (5.0%)
	Apple, Inc.	4,800	2,125
	Broadcom Corp. - Class A	12,450	432
*	Cognizant Technology Solutions Corp. - Class A	5,525	423
*	eBay, Inc.	8,450	458
*	EMC Corp.	21,025	502
*	Google, Inc. - Class A	1,300	1,032
	Intel Corp.	40,150	877
	International Business Machines Corp.	7,075	1,509
	Microsoft Corp.	59,250	1,695
	Oracle Corp.	29,000	938
	Qualcomm, Inc.	13,625	912
	Visa, Inc. - Class A	4,525	769
*	Yahoo!, Inc.	25,350	597

	Total		12,269

	Materials (0.9%)
	BHP Billiton, Ltd., ADR	6,500	445
	Celanese Corp.	7,650	337
	CF Industries Holdings, Inc.	2,626	500
	Monsanto Co.	9,500	1,003

	Total		2,285

	Telecommunication Services (0.5%)
	Verizon Communications, Inc.	15,025	739

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Vodafone Group PLC, ADR	18,350	521

	Total		1,260

	Utilities (0.6%)
	American Water Works Co., Inc.	33,650	1,394

	Total		1,394

	Total Large Cap Common Stocks		67,128

	Mid Cap Common Stocks (8.5%)

	Consumer Discretionary (2.1%)
*	Bed Bath & Beyond, Inc.	3,453	223
*	BorgWarner, Inc.	5,102	395
	Chico’s FAS, Inc.	22,835	384
	Dick’s Sporting Goods, Inc.	14,150	669
*	Discovery Communications, Inc. - Class A	1,300	102
	The Gap, Inc.	3,800	135
*	Liberty Global, Inc. - Class A	5,100	374
*	LKQ Corp.	14,658	319
	Marriott International, Inc. - Class A	3,893	164
	Mattel, Inc.	4,700	206
*	O’Reilly Automotive, Inc.	3,567	366
*	Penn National Gaming, Inc.	3,641	198
	Polaris Industries, Inc.	8,404	777
	Ralph Lauren Corp.	900	152
	Ross Stores, Inc.	4,665	283
	Scripps Networks Interactive - Class A	2,200	142
*	Ulta Salon, Cosmetics & Fragrance, Inc.	1,050	85
	Wynn Resorts, Ltd.	800	100

	Total		5,074

	Consumer Staples (0.6%)
	Church & Dwight Co., Inc.	16,974	1,097
	The J.M. Smucker Co.	1,600	159
	McCormick & Co., Inc.	2,687	197

	Total		1,453

	Energy (0.5%)
*	Cameron International Corp.	3,528	230
*	Concho Resources, Inc.	3,174	309
*	FMC Technologies, Inc.	4,601	250
	Noble Energy, Inc.	2,322	269
*	Southwestern Energy Co.	3,162	118

	Total		1,176

	Financials (0.7%)
*	CBRE Group, Inc.	12,840	324
	Corrections Corp. of America	11,478	448
*	E*TRADE Financial Corp.	7,078	76
*	IntercontinentalExchange, Inc.	1,352	221
	Lazard, Ltd. - Class A	3,586	122
	The McGraw-Hill Cos., Inc.	3,954	206
	Raymond James Financial, Inc.	5,870	271

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	T. Rowe Price Group, Inc.	1,700	127

	Total		1,795

	Health Care (0.6%)
*	Alexion Pharmaceuticals, Inc.	1,500	138
*	Catamaran Corp.	3,700	196
*	Cerner Corp.	2,728	259
*	DaVita HealthCare Partners, Inc.	2,339	277
*	IDEXX Laboratories, Inc.	2,598	240
*	Mettler-Toledo International, Inc.	1,198	255
*	Mylan, Inc.	3,200	93
*	Vertex Pharmaceuticals, Inc.	1,797	99

	Total		1,557

	Industrials (1.5%)
*	B/E Aerospace, Inc.	6,464	390
	Dover Corp.	4,081	298
	Fluor Corp.	1,150	76
*	Fortune Brands Home & Security, Inc.	6,100	228
	Graco, Inc.	6,681	388
	Ingersoll-Rand PLC	2,500	138
	Kansas City Southern	2,663	295
	Knight Transportation, Inc.	10,954	176
	MSC Industrial Direct Co., Inc. - Class A	2,342	201
*	Owens Corning, Inc.	5,354	211
	Regal-Beloit Corp.	2,953	241
	Robert Half International, Inc.	9,809	368
	Roper Industries, Inc.	2,601	331
*	WESCO International, Inc.	5,731	416

	Total		3,757

	Information Technology (1.8%)
*	Alliance Data Systems Corp.	2,501	405
	Altera Corp.	4,400	156
	Amphenol Corp. - Class A	2,352	176
*	Aruba Networks, Inc.	5,000	124
	Avago Technologies, Ltd.	19,006	683
*	Citrix Systems, Inc.	4,149	299
*	F5 Networks, Inc.	2,314	206
*	Fortinet, Inc.	16,844	399
	Global Payments, Inc.	6,725	334
	Maxim Integrated Products, Inc.	4,800	157
*	NetApp, Inc.	3,400	116
*	NetSuite, Inc.	900	72
*	Red Hat, Inc.	3,800	192
*	ServiceNow, Inc.	1,465	53
*	Symantec Corp.	4,900	121
*	Teradata Corp.	3,150	184
*	TIBCO Software, Inc.	7,150	145
*	VeriFone Systems, Inc.	4,002	83
	Xilinx, Inc.	5,200	198
*	Zebra Technologies Corp. - Class A	5,984	282

	Total		4,385

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.4%)
	Airgas, Inc.	2,282	226
	Ball Corp.	2,800	133
*	Crown Holdings, Inc.	2,350	98
	PPG Industries, Inc.	1,890	253
	Westlake Chemical Corp.	1,389	130

	Total		840

	Telecommunication Services (0.3%)
*	SBA Communications Corp. - Class A	8,329	600

	Total		600

	Total Mid Cap Common Stocks		20,637

	Small Cap Common Stocks (3.6%)

	Consumer Discretionary (0.3%)
*	Bally Technologies, Inc.	3,000	156
*	Chuy’s Holdings, Inc.	1,950	63
	GameStop Corp. - Class A	1,900	53
*	Grand Canyon Education, Inc.	5,550	141
	Guess?, Inc.	2,000	50
	Penske Automotive Group, Inc.	3,050	102
*	SHFL Entertainment, Inc.	4,600	76

	Total		641

	Consumer Staples (0.0%)
*	Elizabeth Arden, Inc.	1,300	52
*	United Natural Foods, Inc.	2,000	99

	Total		151

	Energy (0.3%)
*	Approach Resources, Inc.	4,200	103
	CARBO Ceramics, Inc.	750	68
*	Dril-Quip, Inc.	1,500	131
	EXCO Resources, Inc.	10,800	77
*	Gulfport Energy Corp.	2,600	119
*	Hornbeck Offshore Services, Inc.	2,700	126
*	Kodiak Oil & Gas Corp.	12,850	117
*	Rosetta Resources, Inc.	1,550	74

	Total		815

	Financials (0.4%)
	Amreit, Inc., - Class B	1,400	27
	Boston Private Financial Holdings, Inc.	13,250	131
	CyrusOne, Inc.	3,800	87
	East West Bancorp, Inc.	6,350	163
	Education Realty Trust, Inc.	5,350	56
	Greenhill & Co., Inc.	450	24
	Healthcare Realty Trust, Inc.	3,450	98
	Healthcare Trust of America, Inc. - Class A	8,100	95
	Hercules Technology Growth Capital, Inc.	8,640	106
	Retail Opportunity Investments Corp.	7,750	108

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Stifel Financial Corp.	3,450	120

	Total		1,015

	Health Care (0.6%)
*	Akorn, Inc.	3,650	51
*	Align Technology, Inc.	1,216	41
*	Centene Corp.	1,100	48
*	Conceptus, Inc.	2,950	71
*	Cubist Pharmaceuticals, Inc.	1,050	49
*	DexCom, Inc.	4,609	77
*	Endologix, Inc.	6,538	106
*	Exact Sciences Corp.	9,700	95
*	Fluidigm Corp.	4,300	80
*	Health Management Associates, Inc. - Class A	4,650	60
*	HMS Holdings Corp.	2,350	64
*	Jazz Pharmaceuticals PLC	2,100	117
*	Neogen Corp.	1,900	94
*	Omnicell, Inc.	5,602	106
	Owens & Minor, Inc.	1,550	50
*	Team Health Holdings, Inc.	2,400	87
	U.S. Physical Therapy, Inc.	3,750	101
	Universal Health Services, Inc. - Class B	900	58
*	Volcano Corp.	2,800	62

	Total		1,417

	Industrials (0.9%)
	Actuant Corp. - Class A	4,050	124
*	The Advisory Board Co.	950	50
*	Beacon Roofing Supply, Inc.	2,250	87
	Celadon Group, Inc.	6,100	127
*	Chart Industries, Inc.	1,147	92
*	DXP Enterprises, Inc.	1,500	112
*	Heritage-Crystal Clean, Inc.	4,825	73
*	Hexcel Corp.	5,050	147
*	Huron Consulting Group, Inc.	3,200	129
*	The KEYW Holding Corp.	9,578	155
	Lindsay Corp.	1,350	119
	The Manitowoc Co., Inc.	2,600	53
*	Mistras Group, Inc.	3,400	82
*	NCI Building Systems, Inc.	3,550	62
*	Oshkosh Corp.	2,750	117
*	Performant Financial Corp.	4,150	51
	Snap-on, Inc.	1,650	136
	Sun Hydraulics Corp.	2,500	81
	TransDigm Group, Inc.	675	103
	Triumph Group, Inc.	650	51
	Valmont Industries, Inc.	1,050	165

	Total		2,116

	Information Technology (1.0%)
*	Aspen Technology, Inc.	2,800	90
*	BroadSoft, Inc.	4,650	123
*	Calix, Inc.	9,250	75
*	Cardtronics, Inc.	3,200	88
*	Cavium, Inc.	2,850	111
*	Cornerstone OnDemand, Inc.	2,300	79
*	Diodes, Inc.	6,150	129

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (39.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	ExactTarget, Inc.	4,250	99
*	EZchip Semiconductor, Ltd.	3,350	81
	FEI Co.	1,550	100
*	Finisar Corp.	4,300	57
*	InterXion Holding NV	5,350	130
*	Microsemi Corp.	4,800	111
	MKS Instruments, Inc.	3,650	99
*	Nanometrics, Inc.	5,000	72
*	Proofpoint, Inc.	5,300	89
*	PTC, Inc.	3,250	83
*	Skyworks Solutions, Inc.	5,400	119
*	Sourcefire, Inc.	1,350	80
*	SPS Commerce, Inc.	3,200	137
*	Synchronoss Technologies, Inc.	5,000	155
*	Tangoe, Inc.	11,650	144
*	The Ultimate Software Group, Inc.	1,450	151

	Total		2,402

	Materials (0.1%)
	American Vanguard Corp.	2,050	62
	Balchem Corp.	3,300	145

	Total		207

	Telecommunication Services (0.0%)
*	tw telecom, Inc.	4,300	108

	Total		108

	Total Small Cap Common Stocks		8,872

	Total Domestic Common Stocks and Warrants (Cost: $80,005)		96,637

	Foreign Common Stocks (0.0%)	Country

	Materials (0.0%)
(n)*	NewPage Group, Inc.	Canada	220	21

	Total Foreign Common Stocks (Cost: $21)			21

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49		400	37

	Total			37

	Financials (0.1%)
	Ally Financial, Inc., 7.00%, 2/4/13 144A		91	90
	Ally Financial, Inc., 8.50%, 5/15/16		4,589	123
	GMAC Capital Trust I, 8.125%, 2/15/40		1,703	46

	Total			259

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

Materials (0.0%)
Cliffs Natural Resources, Inc., 7.00%, 2/1/16	3,200	60

Total		60

Total Preferred Stocks (Cost: $339)		356

Investment Grade Segment (5.3%)

Aerospace & Defense (0.1%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	18
Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
General Dynamics Corp., 2.25%, 11/15/22	50,000	48
L-3 Communications Corp., 5.20%, 10/15/19	45,000	51
Lockheed Martin Corp., 3.35%, 9/15/21	10,000	11

Total		164

Autos & Vehicle Parts (0.2%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	42
Ford Motor Co., 7.45%, 7/16/31	40,000	51
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	20,000	20
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	45,000	46
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	35,000	37
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	51
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	10,000	13
PACCAR, Inc., 6.875%, 2/15/14	10,000	11
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	71
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	80
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		474

Banking (0.8%)
American Express Co., 6.15%, 8/28/17	35,000	42
American Express Credit Corp., 5.125%, 8/25/14	10,000	11
Bank of America Corp., 3.30%, 1/11/23	20,000	20
Bank of America Corp., 3.625%, 3/17/16	35,000	37
Bank of America Corp., 3.75%, 7/12/16	10,000	11
Bank of America Corp., 5.75%, 12/1/17	20,000	23
Bank of Montreal, 2.55%, 11/6/22	35,000	34
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	87
Bank of Nova Scotia, 1.375%, 12/18/17	40,000	40
Canadian Imperial Bank of Commerce/Canada, 1.55%, 1/23/18	20,000	20
Citigroup, Inc., 3.953%, 6/15/16	200,000	215
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	15,000	16
Cooperative Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 4.50%, 1/11/21	15,000	17
Credit Suisse of New York, 5.50%, 5/1/14	125,000	131
Fifth Third Bank, 4.75%, 2/1/15	45,000	48
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	65,000	76
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	59
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	40
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	239
JPMorgan Chase & Co., 3.20%, 1/25/23	30,000	30

Asset Allocation Portfolio

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	36
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	22
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	141
Morgan Stanley, 1.75%, 2/25/16	45,000	45
Morgan Stanley, 3.75%, 2/25/23	100,000	101
Morgan Stanley, 3.80%, 4/29/16	50,000	53
Morgan Stanley, 4.75%, 3/22/17	70,000	77
State Street Corp., 2.875%, 3/7/16	25,000	27
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	29
U.S. Bancorp, 3.442%, 2/1/16	45,000	48
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 2.625%, 12/15/16	70,000	74
Wells Fargo & Co., 3.45%, 2/13/23	25,000	25
Wells Fargo & Co., 4.60%, 4/1/21	45,000	51

Total		1,931

Basic Materials (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	77
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	7

Total		84

Capital Goods (0.1%)
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	25
John Deere Capital Corp., 2.25%, 4/17/19	30,000	31
John Deere Capital Corp., 2.80%, 1/27/23	40,000	41

Total		137

Chemicals (0.0%)
Ashland, Inc., 4.75%, 8/15/22 144A	30,000	31
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6

Total		37

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22 144A	115,000	115
Roper Industries, Inc., 1.85%, 11/15/17	30,000	30
Roper Industries, Inc., 3.125%, 11/15/22	40,000	40
United Technologies Corp., 3.10%, 6/1/22	25,000	26
United Technologies Corp., 4.50%, 6/1/42	30,000	32

Total		243

Consumer Products & Retailing (0.3%)
Costco Wholesale Corp., 1.70%, 12/15/19	90,000	90
CVS Caremark Corp., 6.25%, 6/1/27	40,000	51
CVS Pass-Through Trust, 6.036%, 12/10/28	37,498	44
Delhaize Group SA, 4.125%, 4/10/19	55,000	58
Delhaize Group SA, 5.70%, 10/1/40	40,000	39
The Gap, Inc., 5.95%, 4/12/21	45,000	51
The Home Depot, Inc., 5.40%, 3/1/16	50,000	57
The Kroger Co., 7.50%, 4/1/31	40,000	51
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	11
Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
Nordstrom, Inc., 7.00%, 1/15/38	15,000	21
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	51
Target Corp., 6.50%, 10/15/37	15,000	20
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	38
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	17
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	34
Yum! Brands, Inc., 3.75%, 11/1/21	5,000	5

Total		677

Electric Utilities (0.6%)
Alabama Power Co., 3.95%, 6/1/21	50,000	56
Ameren Corp., 8.875%, 5/15/14	15,000	16

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Appalachian Power Co., 4.60%, 3/30/21	20,000	23
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	14
Bruce Mansfield Unit, 6.85%, 6/1/34	27,750	30
Carolina Power & Light Co., 2.80%, 5/15/22	35,000	36
Carolina Power & Light Co., 4.10%, 3/15/43	65,000	65
Carolina Power & Light Co., 5.15%, 4/1/15	25,000	27
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	24
CMS Energy Corp., 4.70%, 3/31/43	65,000	65
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	28
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	27
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	45
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	50
Entergy Corp., 5.125%, 9/15/20	20,000	22
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 4.25%, 6/15/22	45,000	47
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	35
FirstEnergy Corp., 4.25%, 3/15/23	25,000	25
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	9,593	10
Mississippi Power Co., 4.75%, 10/15/41	35,000	38
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	51
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	95,000	106
NSTAR LLC, 4.50%, 11/15/19	10,000	12
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	30
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	82
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	56
Peco Energy Co., 2.375%, 9/15/22	30,000	30
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	26
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 2.50%, 3/15/23	20,000	20
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	32
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	28
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	19
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	40
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	13
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	19
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	25
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	13
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	43

Total		1,491

Energy (0.4%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	95
Apache Corp., 2.625%, 1/15/23	45,000	44
Apache Corp., 4.75%, 4/15/43	25,000	25

Asset Allocation Portfolio

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	29
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	55
ConocoPhillips, 6.00%, 1/15/20	85,000	106
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	35
Encana Corp., 3.90%, 11/15/21	30,000	32
Ensco PLC, 4.70%, 3/15/21	35,000	39
EOG Resources, Inc., 4.40%, 6/1/20	15,000	17
Hess Corp., 5.60%, 2/15/41	25,000	27
Marathon Oil Corp., 6.60%, 10/1/37	10,000	13
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	23
National Oilwell Varco, Inc., 1.35%, 12/1/17	10,000	10
National Oilwell Varco, Inc., 2.60%, 12/1/22	30,000	30
Noble Energy, Inc., 4.15%, 12/15/21	10,000	11
Noble Energy, Inc., 6.00%, 3/1/41	15,000	18
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	51
Rowan Cos., Inc., 4.875%, 6/1/22	50,000	54
Sempra Energy, 2.30%, 4/1/17	45,000	47
Sempra Energy, 6.15%, 6/15/18	15,000	18
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	47
Transocean, Inc., 3.80%, 10/15/22	20,000	20
Transocean, Inc., 6.375%, 12/15/21	35,000	41
Weatherford International, Ltd., 5.95%, 4/15/42	25,000	26

Total		966

Entertainment (0.0%)
Historic TW, Inc., 6.625%, 5/15/29	40,000	49
Historic TW, Inc., 6.875%, 6/15/18	10,000	13

Total		62

Finance (0.1%)
General Electric Capital Corp., 3.10%, 1/9/23	65,000	64
General Electric Capital Corp., 5.625%, 5/1/18	125,000	148

Total		212

Food & Beverage (0.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	18
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	64
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	113
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
Beam, Inc., 3.25%, 5/15/22	15,000	15
The Coca-Cola Co., 2.50%, 4/1/23	50,000	50
The Coca-Cola Co., 3.15%, 11/15/20	50,000	54
ConAgra Foods, Inc., 1.90%, 1/25/18	10,000	10
ConAgra Foods, Inc., 4.65%, 1/25/43	10,000	10
General Mills, Inc., 3.15%, 12/15/21	40,000	42
Heineken NV, 1.40%, 10/1/17 144A	20,000	20
Heineken NV, 2.75%, 4/1/23 144A	30,000	30
Heineken NV, 4.00%, 10/1/42 144A	5,000	5
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17	10,000	10
Kraft Foods Group, Inc., 3.50%, 6/6/22	15,000	16
Kraft Foods Group, Inc., 6.125%, 8/23/18	40,000	49
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	40
Mondelez International, Inc., 6.125%, 2/1/18	15,000	18
Mondelez International, Inc., 6.50%, 8/11/17	20,000	24
Mondelez International, Inc., 6.50%, 2/9/40	65,000	84

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
PepsiCo, Inc., 7.90%, 11/1/18	35,000	47
Pernod-Ricard SA, 5.75%, 4/7/21 144A	30,000	36
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	48

Total		830

Foreign Agencies (0.0%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	18
Statoil ASA, 2.45%, 1/17/23	65,000	64

Total		82

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	20,000	21
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	26
Express Scripts Holding Co., 3.50%, 11/15/16	40,000	43
Express Scripts Holding Co., 3.90%, 2/15/22	10,000	11
McKesson Corp., 2.85%, 3/15/23	15,000	15
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	31
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	20,000	20

Total		182

Insurance (0.2%)
Aetna, Inc., 1.50%, 11/15/17	5,000	5
Aetna, Inc., 2.75%, 11/15/22	15,000	15
American International Group, Inc., 4.875%, 6/1/22	35,000	39
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	46
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	84
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	22
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	6
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	27
UnitedHealth Group, Inc., 1.40%, 10/15/17	5,000	5
UnitedHealth Group, Inc., 2.75%, 2/15/23	5,000	5
UnitedHealth Group, Inc., 2.875%, 3/15/22	5,000	5
UnitedHealth Group, Inc., 3.95%, 10/15/42	5,000	5
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	29
WellPoint, Inc., 3.125%, 5/15/22	10,000	10
WellPoint, Inc., 3.30%, 1/15/23	30,000	30
WellPoint, Inc., 3.70%, 8/15/21	5,000	5

Total		338

Media (0.1%)
Comcast Corp., 2.85%, 1/15/23	30,000	30
Comcast Corp., 4.25%, 1/15/33	15,000	15
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	40,000	41
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	29
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	37
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	19
News America, Inc., 6.90%, 8/15/39	10,000	13
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	75

Total		264

Metals & Mining (0.2%)
Barrick Gold Corp., 3.85%, 4/1/22	45,000	46

Asset Allocation Portfolio

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Barrick North America Finance LLC, 4.40%, 5/30/21	10,000	11
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	31
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20 144A	15,000	15
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	40,000	40
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 144A	20,000	20
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	15,000	15
Goldcorp, Inc., 2.125%, 3/15/18	20,000	20
Goldcorp, Inc., 3.70%, 3/15/23	35,000	35
Newmont Mining Corp., 3.50%, 3/15/22	60,000	60
Newmont Mining Corp., 6.25%, 10/1/39	10,000	11
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	65,000	65
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	54
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	21
Teck Resources, Ltd., 3.00%, 3/1/19	30,000	31

Total		475

Oil & Gas (0.3%)
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	46
BP Capital Markets PLC, 2.50%, 11/6/22	75,000	73
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	93
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	44
Husky Energy, Inc., 3.95%, 4/15/22	55,000	59
Husky Energy, Inc., 7.25%, 12/15/19	5,000	7
Shell International Finance BV, 1.125%, 8/21/17	45,000	45
Shell International Finance BV, 4.30%, 9/22/19	120,000	139
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	20
Total Capital Canada, Ltd., 2.75%, 7/15/23	20,000	20
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital SA, 4.45%, 6/24/20	100,000	116

Total		688

Pharmaceuticals (0.3%)
AbbVie, Inc., 1.75%, 11/6/17 144A	40,000	41
AbbVie, Inc., 2.90%, 11/6/22 144A	20,000	20
Amgen, Inc., 3.875%, 11/15/21	65,000	71
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	45,000	45
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	27
Merck & Co., Inc., 3.875%, 1/15/21	15,000	17
Mylan, Inc., 3.125%, 1/15/23 144A	35,000	34
Mylan, Inc., 6.00%, 11/15/18 144A	60,000	66
Mylan, Inc., 7.625%, 7/15/17 144A	20,000	22
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	60
Pfizer, Inc., 5.35%, 3/15/15	15,000	16
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	31
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	63
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	40,000	40
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	20,000	20
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	5,000	5
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	10,000	10
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	10,000	10
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	45

Total		649

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	27
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	43
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	42
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Enterprise Products Operating LLC, 4.85%, 3/15/44	45,000	46
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	55,000	66
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	66
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	18
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	37
NiSource Finance Corp., 5.80%, 2/1/42	55,000	62
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	31
Williams Partners LP, 4.00%, 11/15/21	10,000	11
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	38

Total		559

Real Estate Investment Trusts (0.2%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	20,000	19
AvalonBay Communities, Inc., 2.95%, 9/15/22	15,000	15
AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	81
Boston Properties LP, 3.85%, 2/1/23	40,000	42
BRE Properties, Inc., 5.20%, 3/15/21	35,000	40
BRE Properties, Inc., 5.50%, 3/15/17	15,000	17
Colonial Realty LP, 6.05%, 9/1/16	20,000	22
DDR Corp., 4.75%, 4/15/18	40,000	44
Essex Portfolio LP, 3.625%, 8/15/22 144A	65,000	65
HCP, Inc., 3.75%, 2/1/16	25,000	27
HCP, Inc., 3.75%, 2/1/19	10,000	11
HCP, Inc., 6.00%, 1/30/17	25,000	29
HCP, Inc., 6.70%, 1/30/18	10,000	12
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	16
Health Care REIT, Inc., 4.125%, 4/1/19	60,000	65
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	31

Total		536

Services (0.0%)
Republic Services, Inc., 5.25%, 11/15/21	25,000	29
Waste Management, Inc., 2.90%, 9/15/22	30,000	30
Waste Management, Inc., 4.60%, 3/1/21	30,000	34

Total		93

Technology (0.1%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	69
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
International Business Machines Corp., 1.25%, 2/8/18	20,000	20
International Business Machines Corp., 1.95%, 7/22/16	25,000	26
Microsoft Corp., 0.875%, 11/15/17	15,000	15
Microsoft Corp., 2.125%, 11/15/22	35,000	34
Oracle Corp., 1.20%, 10/15/17	35,000	35
Oracle Corp., 2.50%, 10/15/22	35,000	35
Oracle Corp., 3.875%, 7/15/20	50,000	56

Total		326

Asset Allocation Portfolio

Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20	65,000	73
American Tower Corp., 3.50%, 1/31/23	10,000	10
American Tower Corp., 7.00%, 10/15/17	15,000	18
AT&T Corp., 8.00%, 11/15/31	70,000	102
AT&T, Inc., 2.625%, 12/1/22	75,000	72
AT&T, Inc., 2.95%, 5/15/16	50,000	53
AT&T, Inc., 5.55%, 8/15/41	40,000	44
CC Holdings GS V LLC, 3.849%, 4/15/23 144A	35,000	35
CenturyLink, Inc., 5.15%, 6/15/17	70,000	74
Qwest Corp., 6.50%, 6/1/17	40,000	46
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	36
tw telecom holdings, Inc., 5.375%, 10/1/22	10,000	10
Verizon Communications, Inc., 5.85%, 9/15/35	30,000	35
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	36
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	61

Total		705

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	77
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	25
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	27
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
CSX Corp., 3.70%, 10/30/20	5,000	5
CSX Corp., 4.25%, 6/1/21	15,000	17
CSX Corp., 5.60%, 5/1/17	30,000	35
Norfolk Southern Corp., 2.903%, 2/15/23 144A	48,000	48
Union Pacific Corp., 4.30%, 6/15/42	45,000	46

Total		286

Yankee Sovereign (0.1%)
Canada Government International Bond, 0.875%, 2/14/17	275,000	277

Total		277

Total Investment Grade Segment (Cost: $11,855)		12,768

Governments (8.7%)

Governments (8.7%)
Overseas Private Investment Corp., 4.10%, 11/15/14	25,200	26
US Department of Housing & Urban Development, 6.08%, 8/1/13	10,000	10
US Treasury, 0.125%, 12/31/14	11,065,000	11,046
US Treasury, 0.75%, 12/31/17	5,135,000	5,142
US Treasury, 2.00%, 2/15/23	130,000	132
US Treasury, 2.75%, 11/15/42	1,420,000	1,316
US Treasury, 3.125%, 2/15/43	95,000	95
US Treasury, 4.50%, 2/15/36	45,000	57
US Treasury, 5.375%, 2/15/31	2,380,000	3,311

Total Governments (Cost: $21,180)		21,135

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	102

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	69
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	12
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	48
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	89
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	93
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	19
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	61
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	54
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	183
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	16
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	51
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	105,000	114
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	37
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	37
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	13
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	60,000	67
State of California, Series A, 4.988%, 4/1/39 GO	50,000	50
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	97
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	93
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	26
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	66

Total Municipal Bonds (Cost: $1,197)		1,404

Structured Products (8.4%)

Structured Products (8.4%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.098%, 2/14/43 IO	256,867	8
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.264%, 1/25/37	43,244	25
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.294%, 5/25/37	50,539	33
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	265,000	279

Asset Allocation Portfolio

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	51,936	53
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	75,000	75
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	11,952	12
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	173
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	93
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	350,000	352
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	194,041	197
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.504%, 8/25/20 IO	1,020,283	83
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	64,590	68
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	122,681	129
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	175,682	184
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	65,000	68
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	91,368	94
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	1,006,826	1,035
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	191,132	202
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	255,887	270
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	8,735	9
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	95,463	101
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	71,724	76
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	228,758	241
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	813,306	858
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	28,251	30
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	44,371	47
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	36,820	39
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	55,599	59

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	116,163	123
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	321,589	342
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	658,917	700
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	800,968	852
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	6,255	7
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	28,909	31
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	65,512	70
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	25,054	27
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	48,215	52
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	82,176	88
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	11,908	12
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	33,298	36
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	18,537	20
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	6,091	7
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	55,135	59
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,040,730	1,135
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	539,565	588
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	10,137	11
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	42,330	45
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	201,059	215
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	61,458	66
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	702,620	753
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	13,765	15
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	61,523	66
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	14,787	16
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	53,168	58
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	52,590	58

Asset Allocation Portfolio

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	173,457	188
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	346,031	375
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	387,781	418
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	13,405	15
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	46,161	50
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	9,333	10
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	67,786	73
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	94,545	102
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	32,767	36
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	73,925	81
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	192,646	214
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	9,047	9
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	40,349	45
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	29,552	32
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	2,244	2
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	11,351	12
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,567	2
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	55,318	60
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	116,528	127
Federal National Mortgage Association, 3.50%, 2/1/42	43,722	46
Federal National Mortgage Association, 3.50%, 10/1/42	382,877	405
Federal National Mortgage Association, 4.00%, 12/1/41	225,672	241
Federal National Mortgage Association, 4.50%, 6/1/19	137,021	151
Federal National Mortgage Association, 4.50%, 12/1/19	11,639	13
Federal National Mortgage Association, 4.50%, 7/1/20	36,263	40
Federal National Mortgage Association, 4.50%, 9/1/24	18,743	20
Federal National Mortgage Association, 4.50%, 11/1/40	182,126	200

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 3/1/20	62,174	68
Federal National Mortgage Association, 5.00%, 5/1/20	98,326	108
Federal National Mortgage Association, 5.00%, 11/1/34	344,933	386
Federal National Mortgage Association, 5.00%, 4/1/35	60,970	69
Federal National Mortgage Association, 5.00%, 7/1/35	181,367	205
Federal National Mortgage Association, 5.00%, 10/1/35	36,096	41
Federal National Mortgage Association, 5.00%, 5/1/38	362,534	393
Federal National Mortgage Association, 5.32%, 4/1/14	99,060	101
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	205,490	208
Federal National Mortgage Association, 5.50%, 4/1/21	41,018	45
Federal National Mortgage Association, 5.50%, 10/1/34	116,832	129
Federal National Mortgage Association, 5.50%, 3/1/35	76,447	86
Federal National Mortgage Association, 5.50%, 9/1/35	374,169	416
Federal National Mortgage Association, 5.50%, 11/1/35	343,725	380
Federal National Mortgage Association, 5.50%, 2/1/37	260,667	289
Federal National Mortgage Association, 5.50%, 11/1/37	207,468	230
Federal National Mortgage Association, 5.50%, 4/1/38	450,826	501
Federal National Mortgage Association, 6.00%, 10/1/34	74,401	83
Federal National Mortgage Association, 6.00%, 11/1/34	135,412	151
Federal National Mortgage Association, 6.00%, 5/1/35	3,285	4
Federal National Mortgage Association, 6.00%, 6/1/35	952	1
Federal National Mortgage Association, 6.00%, 7/1/35	70,142	77
Federal National Mortgage Association, 6.00%, 10/1/35	39,753	44
Federal National Mortgage Association, 6.00%, 11/1/35	65,362	72
Federal National Mortgage Association, 6.00%, 9/1/36	31,905	36
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	201,458	229
Federal National Mortgage Association TBA, 2.50%, 5/1/28	355,000	367

Asset Allocation Portfolio

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 3.50%, 5/1/43	535,000	564
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	66
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	325
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	316
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	231
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	45
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.841%, 7/12/38 144A	30,000	34
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	250,000	252
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A5, 3.143%, 12/15/47	250,000	256
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	15,436	16
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	12,592	13
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, .274%, 1/25/37	108,417	45
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	106,553	115
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	6,278	6
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	80,262	81
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	65,000	66
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.897%, 11/25/34	29,538	29
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	2,332	2

Structured Products (8.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	13,226	13

Total Structured Products (Cost: $19,714)		20,546

Below Investment Grade Segment (8.4%)

Aerospace & Defense (0.1%)
B/E Aerospace, Inc., 5.25%, 4/1/22	35,000	36
Bombardier, Inc., 4.25%, 1/15/16 144A	15,000	16
Bombardier, Inc., 5.75%, 3/15/22 144A	20,000	21
Bombardier, Inc., 6.125%, 1/15/23 144A	20,000	21
Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	40
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	71
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	44
TransDigm, Inc., 5.50%, 10/15/20 144A	35,000	36
Triumph Group, Inc., 4.875%, 4/1/21 144A	30,000	30
Triumph Group, Inc., 8.625%, 7/15/18	40,000	44

Total		359

Autos & Vehicle Parts (0.2%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	16,000	18
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	40,000	41
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15,000	15
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.00%, 6/15/19	30,000	33
Chrysler Group LLC/CG Co. - Issuer, Inc., 8.25%, 6/15/21	40,000	45
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	44
Exide Technologies, 8.625%, 2/1/18	50,000	43
General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	50,000	52
The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	55,000	57
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	55
Navistar International Corp., 8.25%, 11/1/21	55,000	56
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	40
Visteon Corp., 6.75%, 4/15/19	32,000	34

Total		533

Banking (0.2%)
Ally Financial, Inc., 4.625%, 6/26/15	25,000	26
Ally Financial, Inc., 5.50%, 2/15/17	45,000	49
Ally Financial, Inc., 7.50%, 9/15/20	90,000	110
Ally Financial, Inc., 8.00%, 3/15/20	45,000	56
E*TRADE Financial Corp., 6.00%, 11/15/17	55,000	57
E*TRADE Financial Corp., 6.375%, 11/15/19	30,000	32
E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	54
JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	40
The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	60,000	62

Total		486

Asset Allocation Portfolio

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	33
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	33
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	20,000	21
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	22
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	20,000	22
	Cascades, Inc., 7.875%, 1/15/20	20,000	21
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	130,000	126
	Graphic Packaging International, Inc., 4.75%, 4/15/21	25,000	25
	Resolute Forest Products, 10.25%, 10/15/18	18,000	21
	Rexel SA, 5.25%, 6/15/20 144A	40,000	40
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	65,000	66
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	59
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	30,000	32
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	25,000	26
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	58
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	77
	Sealed Air Corp., 6.50%, 12/1/20 144A	15,000	16
	Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	23
	Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	46
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	14

	Total		781

	Builders & Building Materials (0.1%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	20,000	21
	Cemex SAB de CV, 5.875%, 3/25/19 144A	15,000	15
	KB Home, 7.25%, 6/15/18	40,000	44
	KB Home, 9.10%, 9/15/17	20,000	24
	USG Corp., 7.875%, 3/30/20 144A	35,000	40
	Vulcan Materials Co., 6.40%, 11/30/17	45,000	50

	Total		194

	Capital Goods (0.1%)
	Case New Holland, Inc., 7.875%, 12/1/17	20,000	24
	CNH Capital LLC, 3.875%, 11/1/15	15,000	15
	CNH Capital LLC, 6.25%, 11/1/16	20,000	22
	The Manitowoc Co., Inc., 5.875%, 10/15/22	15,000	16
	Terex Corp., 6.00%, 5/15/21	30,000	32
	United Rentals North America, Inc., 5.75%, 7/15/18	15,000	16
	United Rentals North America, Inc., 6.125%, 6/15/23	15,000	16
	United Rentals North America, Inc., 7.375%, 5/15/20	20,000	22

	Total		163

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Chemicals (0.2%)
	Celanese US Holdings LLC, 4.625%, 11/15/22	90,000	90
	Chemtura Corp., 7.875%, 9/1/18	15,000	16
	Eagle Spinco, Inc., 4.625%, 2/15/21 144A	10,000	10
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	70,000	70
	Hexion US Finance Corp., 6.625%, 4/15/20	20,000	20
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	80,000	83
	Huntsman International LLC, 4.875%, 11/15/20	65,000	65
	Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	27
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	72
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	20,000	21
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	25,000	26
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	10,000	11

	Total		511

	Conglomerate & Diversified Manufacturing (0.0%)
	BC Mountain LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21 144A	10,000	11
	Milacron LLC/Mcron Finance Corp., 7.75%, 2/15/21 144A	15,000	15
	SPX Corp., 6.875%, 9/1/17	45,000	50

	Total		76

	Consumer Products & Retailing (0.3%)
(c)	Alphabet Holding Co., Inc., 7.75%, 11/1/17 144A	15,000	16
	AutoNation, Inc., 5.50%, 2/1/20	25,000	27
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	65
	Iconix Brand Group, Inc., 1.50%, 3/15/18 144A	65,000	70
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	38
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	33
	Limited Brands, Inc., 5.625%, 2/15/22	95,000	101
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	19
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	40,000	40
	Rite Aid Corp., 7.50%, 3/1/17	31,000	32
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	20,000	22
	Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	5,000	5
	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	5,000	6
	Spectrum Brands, Inc., 9.50%, 6/15/18	30,000	34
	SUPERVALU, Inc., 7.50%, 11/15/14	30,000	30
	SUPERVALU, Inc., 8.00%, 5/1/16	35,000	36
	Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	20,000	21
	Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	32
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21

	Total		648

	Electric Utilities (0.3%)
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	35,000	41
	The AES Corp., 8.00%, 6/1/20	45,000	53
	Calpine Corp., 7.50%, 2/15/21 144A	59,000	65
	Calpine Corp., 7.875%, 7/31/20 144A	63,000	69

Asset Allocation Portfolio

Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
DPL, Inc., 6.50%, 10/15/16	40,000	42
GenOn Americas Generation LLC, 8.50%, 10/1/21	25,000	29
NRG Energy, Inc., 7.625%, 1/15/18	80,000	91
NRG Energy, Inc., 7.625%, 5/15/19	55,000	60
NRG Energy, Inc., 8.25%, 9/1/20	5,000	6
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	85
NV Energy, Inc., 6.25%, 11/15/20	25,000	30
Puget Energy, Inc., 5.625%, 7/15/22	35,000	39

Total		621

Energy (1.4%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	16
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	59
Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	15,000	15
Bill Barrett Corp., 7.00%, 10/15/22	25,000	26
Bill Barrett Corp., 7.625%, 10/1/19	45,000	48
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	21
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	50,000	55
Chesapeake Energy Corp., 5.375%, 6/15/21	55,000	55
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	80
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	60
Chesapeake Energy Corp., 9.50%, 2/15/15	45,000	51
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	40,000	41
Cimarex Energy Co., 5.875%, 5/1/22	55,000	59
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	60,000	63
Comstock Resources, Inc., 7.75%, 4/1/19	30,000	32
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	60
Concho Resources, Inc., 5.50%, 4/1/23	30,000	31
Continental Resources, Inc., 5.00%, 9/15/22	85,000	90
Denbury Resources, Inc., 4.625%, 7/15/23	65,000	63
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	34
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	20,000	20
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	35,000	40
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	15,000	17
Exterran Holdings, Inc., 7.25%, 12/1/18	60,000	64
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	25,000	25
Forest Oil Corp., 7.25%, 6/15/19	55,000	55
Forest Oil Corp., 7.50%, 9/15/20 144A	30,000	32
Halcon Resources Corp., 8.875%, 5/15/21 144A	35,000	38
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	22
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	35,000	35
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	21
Key Energy Services, Inc., 6.75%, 3/1/21	40,000	42
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	20,000	21
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	55,000	62
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	66
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	90,000	94

Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	37
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	70,000	73
MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	47
Newfield Exploration Co., 6.875%, 2/1/20	60,000	64
Newfield Exploration Co., 7.125%, 5/15/18	65,000	68
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	82
Offshore Group Investment, Ltd., 7.50%, 11/1/19 144A	70,000	74
Oil States International, Inc., 5.125%, 1/15/23 144A	45,000	45
Oil States International, Inc., 6.50%, 6/1/19	25,000	27
Peabody Energy Corp., 4.75%, 12/15/41	105,000	86
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	40,000	44
Plains Exploration & Production Co., 6.125%, 6/15/19	20,000	22
Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	44
Plains Exploration & Production Co., 6.75%, 2/1/22	25,000	28
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	62
QEP Resources, Inc., 5.25%, 5/1/23	30,000	31
QEP Resources, Inc., 6.875%, 3/1/21	30,000	34
Range Resources Corp., 5.00%, 8/15/22	35,000	36
Range Resources Corp., 5.75%, 6/1/21	35,000	37
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	50
Samson Investment Co., 9.75%, 2/15/20 144A	85,000	90
SandRidge Energy, Inc., 7.50%, 3/15/21	65,000	68
SandRidge Energy, Inc., 7.50%, 2/15/23	30,000	31
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	-	-
SandRidge Energy, Inc., 9.875%, 5/15/16	-	-
SESI LLC, 6.375%, 5/1/19	45,000	48
SM Energy Co., 6.50%, 11/15/21	20,000	22
SM Energy Co., 6.50%, 1/1/23	20,000	22
SM Energy Co., 6.625%, 2/15/19	35,000	38
Swift Energy Co., 7.875%, 3/1/22 144A	15,000	16
Swift Energy Co., 8.875%, 1/15/20	25,000	27
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	40,000	43
Unit Corp., 6.625%, 5/15/21	35,000	37
Venoco, Inc., 8.875%, 2/15/19	25,000	24
W&T Offshore, Inc., 8.50%, 6/15/19	75,000	82
WPX Energy, Inc., 5.25%, 1/15/17	65,000	68
WPX Energy, Inc., 6.00%, 1/15/22	45,000	47

Total		3,321

Entertainment (0.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	55,000	60
Cinemark USA, Inc., 5.125%, 12/15/22 144A	10,000	10
Regal Entertainment Group, 9.125%, 8/15/18	40,000	45
Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	15,000	16
Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	32
WMG Acquisition Corp., 6.00%, 1/15/21 144A	10,000	10
WMG Acquisition Corp., 11.50%, 10/1/18	50,000	59

Total		232

Finance (0.4%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	40,000	43
Air Lease Corp., 6.125%, 4/1/17	45,000	49
Aircastle, Ltd., 6.25%, 12/1/19	20,000	22
Aircastle, Ltd., 6.75%, 4/15/17	25,000	27

Asset Allocation Portfolio

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	Aircastle, Ltd., 7.625%, 4/15/20	15,000	17
	Aviation Capital Group Corp., 4.625%, 1/31/18 144A	25,000	26
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	16,160	17
	CIT Group, Inc., 4.25%, 8/15/17	60,000	63
	CIT Group, Inc., 4.75%, 2/15/15 144A	40,000	42
	CIT Group, Inc., 5.00%, 5/15/17	35,000	37
	CIT Group, Inc., 5.00%, 8/15/22	45,000	48
	CIT Group, Inc., 5.25%, 3/15/18	10,000	11
	CIT Group, Inc., 5.375%, 5/15/20	45,000	49
	CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	33
	FTI Consulting, Inc., 6.00%, 11/15/22 144A	20,000	21
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	57
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	27
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	59
	International Lease Finance Corp., 6.25%, 5/15/19	40,000	44
	International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	47
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	17
	International Lease Finance Corp., 8.75%, 3/15/17	55,000	65
	International Lease Finance Corp., 8.875%, 9/1/17	40,000	48
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	SLM Corp., 6.00%, 1/25/17	55,000	60
	SLM Corp., 8.00%, 3/25/20	75,000	87
	SLM Corp., 8.45%, 6/15/18	25,000	30

	Total		1,062

	Food & Beverage (0.2%)
	ARAMARK Corp., 5.75%, 3/15/20 144A	40,000	41
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	23,000	25
	Constellation Brands, Inc., 6.00%, 5/1/22	10,000	11
	Cott Beverages, Inc., 8.125%, 9/1/18	20,000	22
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	21
	Dean Foods Co., 7.00%, 6/1/16	45,000	50
	Dean Foods Co., 9.75%, 12/15/18	50,000	58
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	26
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	32
	Hawk Acquisition Sub., 4.25%, 10/15/20 144A	65,000	65
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	44
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	35,000	37
	Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	45,000	48
	Post Holdings, Inc., 7.375%, 2/15/22	5,000	5
	Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	44
	TreeHouse Foods, Inc., 7.75%, 3/1/18	25,000	27

	Total		556

	Foreign Agencies (0.1%)
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	46
	Eksportfinans ASA, 2.00%, 9/15/15	250,000	240

	Total		286

Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.3%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	60,000	59
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	33,000	23
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	55,000	59
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	31
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	40,000	38
MGM Resorts International, 6.75%, 10/1/20 144A	30,000	32
MGM Resorts International, 7.625%, 1/15/17	70,000	78
MGM Resorts International, 7.75%, 3/15/22	30,000	33
MGM Resorts International, 8.625%, 2/1/19	50,000	58
NCL Corp., Ltd., 5.00%, 2/15/18 144A	15,000	15
Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	45
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	15,000	15
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	20,000	20
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	46
Scientific Games International, Inc., 9.25%, 6/15/19	25,000	28
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	59
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	39

Total		678

Healthcare (0.4%)
Biomet, Inc., 6.50%, 8/1/20 144A	40,000	43
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	32
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	49
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	55,000	61
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	93
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	61
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 6.25%, 2/15/21	20,000	21
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	39
HCA, Inc., 5.875%, 3/15/22	25,000	27
HCA, Inc., 6.50%, 2/15/20	80,000	90
HCA, Inc., 7.25%, 9/15/20	85,000	94
HCA, Inc., 7.875%, 2/15/20	25,000	28
HCA, Inc., 8.00%, 10/1/18	30,000	35
HCA, Inc., 8.50%, 4/15/19	50,000	55
Health Management Associates, Inc., 6.125%, 4/15/16	45,000	49
Health Management Associates, Inc., 7.375%, 1/15/20	25,000	28
Hologic, Inc., 6.25%, 8/1/20 144A	10,000	11
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	55,000	59
Tenet Healthcare Corp., 4.50%, 4/1/21 144A	55,000	54
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	44
Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	39

Total		1,023

Asset Allocation Portfolio

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Insurance (0.0%)
	Centene Corp., 5.75%, 6/1/17	75,000	80

	Total		80

	Media (0.8%)
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	50
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	40,000	40
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	11
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	59
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	59
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	21
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	55,000	57
	Coinstar, Inc., 6.00%, 3/15/19 144A	40,000	41
	CSC Holdings LLC, 7.625%, 7/15/18	40,000	46
	CSC Holdings LLC, 7.875%, 2/15/18	22,000	26
	CSC Holdings LLC, 8.625%, 2/15/19	25,000	30
(c),(d)	Dex One Corp., 14.00%, 1/29/17	59,010	25
	DigitalGlobe, Inc., 5.25%, 2/1/21 144A	15,000	15
	DISH DBS Corp., 5.00%, 3/15/23 144A	85,000	84
	DISH DBS Corp., 5.875%, 7/15/22	40,000	42
	DISH DBS Corp., 6.75%, 6/1/21	80,000	89
	DISH DBS Corp., 7.125%, 2/1/16	85,000	94
	DISH DBS Corp., 7.875%, 9/1/19	50,000	59
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	44
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	29
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	55
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	55
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	84
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	25,000	25
	Intelsat Luxembourg SA, 11.50%, 2/4/17	90,000	96
	Lamar Media Corp., 5.00%, 5/1/23	50,000	50
	LIN Television Corp., 6.375%, 1/15/21 144A	30,000	32
	Lynx I Corp., 5.375%, 4/15/21 144A	45,000	47
	Lynx II Corp., 6.375%, 4/15/23 144A	45,000	47
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	56
	Netflix, Inc., 5.375%, 2/1/21 144A	20,000	20
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	50
	RR Donnelley & Sons Co., 7.875%, 3/15/21	20,000	21
	Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	70,000	69
	Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	10,000	10
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	20,000	21
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	15,000	15
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 144A	30,000	31
	Univision Communications, Inc., 6.75%, 9/15/22 144A	35,000	38
	Univision Communications, Inc., 7.875%, 11/1/20 144A	20,000	22

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	61
	Videotron Ltee, 5.00%, 7/15/22	80,000	81
	Virgin Media Finance PLC, 8.375%, 10/15/19	17,000	19
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	55,000	61

	Total		2,025

	Metals & Mining (0.6%)
	AK Steel Corp., 7.625%, 5/15/20	20,000	18
	AK Steel Corp., 8.75%, 12/1/18 144A	45,000	50
	Aleris International, Inc., 7.625%, 2/15/18	35,000	37
	Aleris International, Inc., 7.875%, 11/1/20	30,000	32
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	65,000	60
	Alpha Natural Resources, Inc., 9.75%, 4/15/18	40,000	43
	ArcelorMittal, 5.75%, 8/5/20	40,000	42
	ArcelorMittal, 6.125%, 6/1/18	95,000	103
	ArcelorMittal, 6.75%, 2/25/22	55,000	60
	Arch Coal, Inc., 8.75%, 8/1/16	10,000	10
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	45,000	48
	CONSOL Energy, Inc., 8.00%, 4/1/17	40,000	43
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	111
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	45,000	43
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	36
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	25,000	26
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	15,000	16
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	59
	GrafTech International, Ltd., 6.375%, 11/15/20 144A	15,000	16
	HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	22
	Inmet Mining Corp., 7.50%, 6/1/21 144A	10,000	11
	JMC Steel Group, 8.25%, 3/15/18 144A	25,000	26
	Molycorp, Inc., 6.00%, 9/1/17	65,000	47
	Molycorp, Inc., 10.00%, 6/1/20	40,000	39
	New Gold, Inc., 6.25%, 11/15/22 144A	15,000	16
(d)	Patriot Coal Corp., 8.25%, 4/30/18	25,000	12
	Peabody Energy Corp., 6.00%, 11/15/18	50,000	53
	Peabody Energy Corp., 6.25%, 11/15/21	65,000	68
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	48
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	50,000	52
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	42
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	15,000	16
	Severstal Columbus LLC, 10.25%, 2/15/18	65,000	70
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	20,000	22
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	20,000	22
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	15,000	12
	United States Steel Corp., 7.375%, 4/1/20	30,000	31

	Total		1,462

	Oil & Gas (0.1%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	20,000	21
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	35,000	39
	Tesoro Corp., 4.25%, 10/1/17	20,000	21

Asset Allocation Portfolio

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Oil & Gas continued
	Tesoro Corp., 5.375%, 10/1/22	20,000	21
	Western Refining, Inc., 6.25%, 4/1/21 144A	15,000	15

	Total		117

	Other Holdings (–%)
(n)*	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	-
(n)*	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	-

	Total		-

	Pharmaceuticals (0.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	30,000	31
	Endo Health Solutions, Inc., 7.00%, 7/15/19	15,000	16
	Endo Health Solutions, Inc., 7.25%, 1/15/22	30,000	32
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	73
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	55,000	59
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	65,000	70
	VPI Escrow Corp., 6.375%, 10/15/20 144A	20,000	21
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	53

	Total		355

	Pipelines (0.4%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	65,000	64
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	30,000	32
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	35,000	37
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	50,000	54
	El Paso LLC, 7.00%, 6/15/17	25,000	29
	El Paso LLC, 7.25%, 6/1/18	70,000	80
	El Paso LLC, 7.75%, 1/15/32	40,000	45
	El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	20,000	19
	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	70,000	79
	Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	98
	Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	35,000	36
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	15,000	16
	Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	20,000	21
	Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	66
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	30,000	31
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	32,000	35
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	15,000	17
	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	35,000	36
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	25,000	27
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	20,000	21

	Total		865

Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.1%)
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 144A	15,000	16
DuPont Fabros Technology LP, 8.50%, 12/15/17	40,000	43
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	60,000	60
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	43
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	43
Starwood Property Trust, Inc., 4.55%, 3/1/18	60,000	66

Total		271

Services (0.1%)
Clean Harbors, Inc., 5.125%, 6/1/21 144A	15,000	15
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	31
Corrections Corp. of America, 4.125%, 4/1/20 144A	35,000	36
The Geo Group, Inc., 6.625%, 2/15/21	35,000	39
Mobile Mini, Inc., 7.875%, 12/1/20	65,000	72
QVC, Inc., 5.125%, 7/2/22	15,000	16
QVC, Inc., 7.375%, 10/15/20 144A	30,000	33
Service Corp. International, 4.50%, 11/15/20	15,000	15
Service Corp. International, 7.00%, 5/15/19	30,000	33
Service Corp. International, 8.00%, 11/15/21	15,000	18
West Corp., 11.00%, 10/15/16	30,000	31

Total		339

Technology (0.4%)
Amkor Technology, Inc., 6.375%, 10/1/22	25,000	25
Amkor Technology, Inc., 6.625%, 6/1/21	25,000	25
Equinix, Inc., 4.875%, 4/1/20	20,000	20
Equinix, Inc., 5.375%, 4/1/23	55,000	56
Equinix, Inc., 7.00%, 7/15/21	25,000	28
First Data Corp., 6.75%, 11/1/20 144A	70,000	73
First Data Corp., 7.375%, 6/15/19 144A	50,000	53
First Data Corp., 8.25%, 1/15/21 144A	25,000	26
First Data Corp., 9.875%, 9/24/15	65,000	67
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	33
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	71,000	79
Iron Mountain, Inc., 7.75%, 10/1/19	45,000	50
Iron Mountain, Inc., 8.375%, 8/15/21	10,000	11
Jabil Circuit, Inc., 4.70%, 9/15/22	40,000	40
NCR Corp., 4.625%, 2/15/21 144A	55,000	55
NCR Corp., 5.00%, 7/15/22 144A	10,000	10
NeuStar, Inc., 4.50%, 1/15/23 144A	15,000	14
Nuance Communications, Inc., 5.375%, 8/15/20 144A	45,000	46
Seagate HDD Cayman, 7.75%, 12/15/18	45,000	49
SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	59
SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	70
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	46

Total		935

Telecommunications (1.0%)
CenturyLink, Inc., 5.625%, 4/1/20	25,000	26
CenturyLink, Inc., 6.45%, 6/15/21	195,000	207
Cincinnati Bell, Inc., 8.25%, 10/15/17	50,000	53
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	39
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	22

Asset Allocation Portfolio

	Below Investment Grade Segment (8.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	63
	Cricket Communications, Inc., 7.75%, 10/15/20	100,000	100
	Crown Castle International Corp., 5.25%, 1/15/23	35,000	36
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	20,000	21
	Digicel, Ltd., 6.00%, 4/15/21 144A	60,000	60
	Frontier Communications Corp., 8.125%, 10/1/18	30,000	34
	Frontier Communications Corp., 8.25%, 4/15/17	70,000	82
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	62
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	33
	Frontier Communications Corp., 9.25%, 7/1/21	30,000	34
	GCI, Inc., 8.625%, 11/15/19	70,000	74
	MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	190,000	193
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	31
	MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	60,000	61
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	50,000	55
	NII Capital Corp., 7.625%, 4/1/21	75,000	54
	NII Capital Corp., 8.875%, 12/15/19	115,000	87
	NII International Telecom Sarl, 11.375%, 8/15/19 144A	20,000	21
	SBA Communications Corp., 5.625%, 10/1/19 144A	35,000	36
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	30,000	31
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	25
	Sprint Capital Corp., 6.90%, 5/1/19	35,000	38
	Sprint Nextel Corp., 6.00%, 12/1/16	40,000	43
	Sprint Nextel Corp., 6.00%, 11/15/22	60,000	62
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	35,000	41
	Sprint Nextel Corp., 7.00%, 8/15/20	30,000	33
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	99
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	70,000	87
	Sprint Nextel Corp., 9.125%, 3/1/17	35,000	41
	Sprint Nextel Corp., 11.50%, 11/15/21	50,000	70
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	94,710	98
	Windstream Corp., 6.375%, 8/1/23 144A	35,000	35
	Windstream Corp., 7.00%, 3/15/19	65,000	66
	Windstream Corp., 7.75%, 10/15/20	25,000	27
	Windstream Corp., 7.875%, 11/1/17	50,000	57

	Total		2,337

	Transportation (0.1%)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23 144A	25,000	25
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	47
	HDTFS, Inc., 6.25%, 10/15/22	10,000	11
	The Hertz Corp., 4.25%, 4/1/18 144A	10,000	10
	The Hertz Corp., 5.875%, 10/15/20	15,000	16
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	38

	Total		147

	Total Below Investment Grade Segment (Cost: $19,368)		20,463

	Investment Companies (16.5%)	Shares/ $ Par	Value $ (000’s)

	Investment Companies (16.5%)
	iShares Barclays MBS Bond Fund	17,090	1,845
	iShares MSCI EAFE Index Fund	41,630	2,455
	iShares MSCI Emerging Markets Index	18,120	775
	iShares Russell 2000 Index Fund	19,550	1,843
	iShares Russell Midcap Index Fund	10,303	1,311
	Market Vectors Junior Gold Miners ETF	4,650	78
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	996,877	1,030
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4,058,755	7,497
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	19,780,175	17,070
	SPDR S&P Biotech ETF	5,050	504
	SPDR S&P MidCap 400 ETF Trust	12,789	2,682
	Vanguard Emerging Markets ETF	25,140	1,078
	Vanguard MSCI EAFE	52,970	1,930

	Total Investment Companies (Cost: $34,639)		40,098

	Short-Term Investments (12.1%)

	Commercial Paper (12.1%)
	Alpine Securitization, 0.16%, 4/25/13	3,000,000	2,999
	American Electric Power Co., Inc., 0.30%, 4/8/13	3,000,000	3,000
	BP Capital Markets PLC, 0.512%, 5/7/13	700,000	700
(b)	Caterpillar Financial Services Corp., 0.10%, 4/4/13	3,000,000	3,000
(b)	Darden Restaurants, Inc., 0.20%, 4/1/13	700,000	700
	Duke Energy Corp., 0.28%, 4/3/13	3,000,000	3,000
(b)	Federal Home Loan Banks, 0.12%, 5/22/13	1,000,000	1,000
(k)	Govco LLC, 0.27%, 4/10/13	3,000,000	3,000
	Johnson Controls, Inc., 0.25%, 4/2/13	3,000,000	3,000
	Jupiter Securitization Co. LLC, 0.17%, 5/28/13	3,000,000	2,998
	Public Service Electric & Gas, 0.22%, 4/1/13	3,000,000	3,000

Asset Allocation Portfolio

Short-Term Investments (12.1%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Sheffield Receivables Corp., 0.16%, 4/23/13	3,000,000	3,000

Total		29,397

Total Short-Term Investments
(Cost: $29,397)		29,397

Total Investments (99.8%)
(Cost: $217,694)(a)		242,825

Total Short-Term Investments
(Cost: $29,397)		29,397

Total Investments (99.8%)
(Cost: $217,694)(a)		242,825

Other Assets, Less
Liabilities (0.2%)		513

Net Assets (100.0%)		243,338

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities (in thousands) was $8,978 representing 3.8% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $217,694 and the net unrealized appreciation of investments based on that cost was $25,131 which is comprised of $26,534 aggregate gross unrealized appreciation and $1,403 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2013, $11,084)	143	6/13	$89
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $1,115)	9	6/13	1
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2013, $1,446)	10	6/13	1
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2013, $1,051)	8	6/13	5
US Two Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2013, $441)	2	6/13	-(m	)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2013, $158)	1	6/13	-(m	)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contracts outstanding on March 31, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	BRL	320	5/13	$-	$(3)	$(3)
Sell	Barclays Bank PLC	BRL	320	5/13	3	-	3
Sell	Barclays Bank PLC	EUR	3,200	5/13	230	-	230

					$233	$(3)	$230

BRL — Brazilian Real

EUR — Euro

(j)	Swap agreements outstanding on March 31, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Credit Suisse International	3-Month USD Libor -15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	5,680	$77
Russell Midcap Growth Index	Bank of America, N.A.	Russell Midcap Growth Index Total Return	3-Month USD Libor - 33 Bps	5/13	10,000	(426)

Asset Allocation Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell Midcap Index	Credit Suisse International	3-Month USD Libor -15 Bps	Russell Midcap Index Total Return	8/13	2,291	$96
Russell Midcap Value Index	Bank of America, N.A.	3-Month USD Libor -26 Bps	Russell Midcap Value Index Total Return	5/13	10,000	524

						$271

(k)	Securities with an aggregate value of $3,000 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$96,637	$-	$-
Foreign Common Stocks	-	-	21
Preferred Stocks	266	90	-
Government & Agency Bonds	-	21,412	-
Municipal Bonds	-	1,404	-
Corporate Bonds	-	32,954	-
Structured Products	-	20,349	197
Investment Companies	40,098	-	-
Short-Term Investments	-	29,397	-
Other Financial Instruments^
Futures	97	-	-
Forward Currency Contracts	-	233	-
Total Return Swaps	-	697	-
Liabilities:
Other Financial Instruments^
Futures	(1)	-	-
Forward Currency Contracts	-	(3)	-
Total Return Swaps	-	(426)	-
Total	$137,097	$106,107	$218

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 15, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 15, 2013

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 15, 2013